    As filed with the Securities and Exchange Commission on February 28, 2003

                     Registration Nos. 333-28339; 811-08239

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

      Pre-Effective Amendment No.                                            [ ]
      Post-Effective Amendment No. 23                                        [X]

                                  and/or

REGISTION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                 [X]
      Amendment No. 26                                                       [X]

                                    ProFunds
               (Exact Name of Registrant as Specified in Charter)

                       7501 Wisconsin Avenue, Suite 1000
                            Bethesda, Maryland 20814
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (240) 497-6400

      Michael L. Sapir                                     With copy to:
      Chairman                                             William J. Tomko
      ProFund Advisors LLC                                 President
      7501 Wisconsin Avenue, Suite 1000                    BISYS Fund Services
      Bethesda, Maryland 20814                             3435 Stelzer Road
                                                           Columbus, Ohio 43219

                 (Name and Address of Agent for Service Process)

Approximate  Date  of  Commencement  of  the  Proposed  Public  Offering  of the
Securities:

It is proposed that this filing will become effective:

______ immediately upon filing pursuant to paragraph (b)

______ on (date) pursuant to paragraph (b)

______ 60 days after filing pursuant to paragraph (a)(1)

   X   on May 1, 2003 pursuant to paragraph (a)(1)

______ 75 days after filing pursuant to paragraph (a)(2)

______ on ___________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

______ This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

CLASSIC PROFUNDS
Bull
Mid-Cap
Small-Cap
OTC
Large-Cap Value
Large-Cap Growth
Mid-Cap Value
Mid-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30

ULTRA PROFUNDS
UltraBull
UltraMid-Cap
UltraSmall-Cap
UltraDow 30
UltraOTC
UltraJapan

INVERSE PROFUNDS
Bear
Short Small-Cap
Short OTC
UltraBear
UltraShort OTC

ULTRASECTOR PROFUNDS
Airlines
Banks
Basic Materials
Biotechnology
Consumer Cyclical
Consumer Non-Cyclical
Energy
Financial
Healthcare
Industrial
Internet
Leisure Goods & Services
Oil Drilling Equipment & Services
Pharmaceuticals
Precious Metals
Real Estate
Semiconductor
Technology
Telecommunications
Utilities
Wireless Communications

BOND BENCHMARKED PROFUNDS
U.S. Government Plus
Rising Rates Opportunity

MONEY MARKET PROFUND

Prospectus

[May 1, 2003]

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[LOGO]
ProFunds

TABLE OF CONTENTS

5         PROFUNDS OVERVIEW

9         CLASSIC PROFUNDS
10        Bull
11        Mid-Cap
12        Small-Cap
13        OTC
14        Large-Cap Value
15        Large-Cap Growth
16        Mid-Cap Value
17        Mid-Cap Growth
18        Small-Cap Value
19        Small-Cap Growth
20        Asia 30
21        Europe 30

23        ULTRA PROFUNDS
24        UltraBull
25        UltraMid-Cap
26        UltraSmall-Cap
28        UltraDow 30
29        UltraOTC
30        UltraJapan

32        INVERSE PROFUNDS
33        Bear
34        Short Small-Cap
35        Short OTC
36        UltraBear
37        UltraShort OTC

38        ULTRASECTOR PROFUNDS
39        Airlines
40        Banks
42        Basic Materials
44        Biotechnology
46        Consumer Cyclical
47        Consumer Non-Cyclical
48        Energy
50        Financial
52        Healthcare
54        Industrial
55        Internet
57        Leisure Goods & Services
58        Oil Drilling Equipment & Services
59        Pharmaceuticals
61        Precious Metals
62        Real Estate
64        Semiconductor
66        Technology
68        Telecommunications
70        Utilities
72        Wireless Communications

74        BOND BENCHMARKED PROFUNDS
75        U.S. Government Plus
76        Rising Rates Opportunity

77        MONEY MARKET PROFUND

81        FEES AND EXPENSES OF THE PROFUNDS

89        STRATEGIES AND RISKS

94        PROFUNDS MANAGEMENT

98        GENERAL PROFUNDS INFORMATION

102       SHAREHOLDER SERVICES GUIDE

111       FINANCIAL HIGHLIGHTS

P R O F U N D S  O V E R V I E W

"Each ProFund seeks to provide its shareholders with daily investment returns approximating its benchmark by investing in securities and other financial instruments."

ProFunds Overview

P R O F U N D S  O B J E C T I V E S
Except for Money Market ProFund, the Profunds described in this prospectus seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular benchmark./1/

Classic ProFunds: Classic ProFunds seek to provide daily investment results, before fees and expenses, that match (100%) the daily performance of their benchmark indexes.

PROFUND              INDEX                                 DAILY OBJECTIVE    TYPES OF COMPANIES IN INDEX
Bull                 S&P 500 Index                         Match (100%)       Diverse, widely traded, large capitalization
Mid-Cap              S&P MidCap 400(TM) Index              Match (100%)       Diverse, widely traded, mid-capitalization
Small-Cap            Russell 2000(R)Index                  Match (100%)       Diverse, small capitalization
OTC                  NASDAQ-100(R)Index                    Match (100%)       Large capitalization, most with technology
                                                                              and/or growth orientation
Large-Cap Value      S&P 500/BARRA Value Index             Match (100%)       Diverse, widely traded, large capitalization
Large-Cap Growth     S&P 500/BARRA Growth Index            Match (100%)       Diverse, widely traded, large capitalization
Mid-Cap Value        S&P MidCap 400/ BARRA Value Index     Match (100%)       Diverse, widely traded, mid-capitalization
Mid-Cap Growth       S&P MidCap 400/ BARRA Growth Index    Match (100%)       Diverse, widely traded, mid-capitalization
Small-Cap Value      S&P SmallCap 600/ BARRA Value
                     Index
Small-Cap Growth     S&P SmallCap 600/ BARRA Growth        Match (100%)       Diverse, small capitalization
                     Index                                 Match (100%)       Diverse, small capitalization
Asia 30              ProFunds Asia 30 Index                Match (100%)       Companies whose principal offices are
                                                                              located in the Asia/Pacific region,
                                                                              excluding Japan, whose securities are traded
                                                                              in the U.S.
Europe 30            ProFunds Europe 30 Index              Match (100%)       Large capitalization, widely traded European
                                                                              stocks

Ultra ProFunds: Ultra ProFunds seek to provide daily investment results, before fees and expenses, that double (200%) the daily performance of their benchmark indexes.

PROFUND              INDEX                                 DAILY OBJECTIVE    TYPES OF COMPANIES IN INDEX
UltraBull            S&P 500 Index                         Double (200%)      Diverse, widely traded, large capitalization
UltraMid-Cap         S&P MidCap 400 Index                  Double (200%)      Diverse, widely traded, mid-capitalization
UltraSmall-Cap       Russell 2000 Index                    Double (200%)      Diverse, small capitalization
UltraDow 30(SM)      Dow Jones Industrial Average(SM)      Double (200%)      Diverse, widely traded, large capitalization
UltraOTC             NASDAQ-100                            Double (200%)      Large capitalization, most with technology
                                                                              and/or growth orientation
UltraJapan           Nikkei 225 Stock Average              Double (200%)      Large capitalization, widely traded Japanese
                                                                              stocks

Inverse ProFunds: Inverse ProFunds seek to provide daily investment results, before fees and expenses, that either match (100%) or double (200%) the inverse (opposite) of the daily performance of their benchmark indexes.

PROFUND              INDEX                                 DAILY OBJECTIVE        TYPES OF COMPANIES IN INDEX
Bear                 S&P 500 Index                         100% of the Inverse    Diverse, widely traded, large capitalization
Short Small-Cap      Russell 2000 Index                    100% of the Inverse    Diverse, small capitalization
Short OTC            NASDAQ-100 Index                      100% of the Inverse    Large capitalization, most with technology
                                                                                  and/or growth orientation
UltraBear            S&P 500 Index                         200% of the Inverse    Diverse, widely traded, large capitalization
UltraShort OTC       NASDAQ-100 Index                      200% of the Inverse    Large capitalization, most with technology
                                                                                  and/or growth orientation

----------
/1/ A benchmark may be any standard of investment performance to which a mutual fund seeks to measure its return, such as a stock index or a multiple thereof. A stock index reflects the price of a group of stocks of specified companies. For example, UltraBull ProFund has a benchmark of twice the daily return of the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500 Index(R)").

UltraSector ProFunds: UltraSector ProFunds, other than Precious Metals UltraSector ProFund, seek to provide daily investment results, before fees and expenses, that correspond to one and one-half times (150%) the daily performance of a specified Dow Jones U.S. Index.

PROFUND                   INDEX                               DAILY OBJECTIVE    TYPES OF COMPANIES IN INDEX
Airlines                  Airlines Index                      150%               Securities within the airlines sector of the
                                                                                 U.S. equity market
Banks                     Banks Index                         150%               Securities within the banks sector of the
                                                                                 U.S. equity market
Basic Materials           Basic Materials Sector Index        150%               Securities within the basic materials sector
                                                                                 of the U.S. equity market
Biotechnology             Biotechnology Index                 150%               Securities within the biotechnology sector
                                                                                 of the U.S. equity market
Consumer Cyclical         Consumer Cyclical Sector Index      150%               Securities within the consumer cyclical
                                                                                 sector of the U.S. equity market
Consumer Non-Cyclical     Consumer Non-Cyclical Sector        150%               Securities within the consumer non-cyclical
                          Index                                                  sector of the U.S. equity market
Energy                    Energy Sector Index                 150%               Securities within the energy sector of the
                                                                                 U.S. equity market
Financial                 Financial Sector Index              150%               Securities within the financial sector of
                                                                                 the U.S. equity market
Healthcare                Healthcare Sector Index             150%               Securities within the healthcare sector of
                                                                                 the U.S. equity market
Industrial                Industrial Sector Index             150%               Securities within the industrial sector of
                                                                                 the U.S. equity market
Internet                  Composite Internet Index            150%               Securities within the internet sector of the
                                                                                 U.S. equity market
Leisure Goods &
Services                  Leisure Goods & Services Index      150%               Securities within the leisure goods and
                                                                                 services sector of the U.S. equity market
Oil Drilling Equipment    Oil Drilling Equipment &            150%               Securities within the oil drilling equipment
& Services                Services Index                                         and services sector of the U.S. equity market
Pharmaceuticals           Pharmaceuticals Index               150%               Securities within the pharmaceuticals sector
                                                                                 of the U.S. equity market
Precious Metals           Philadelphia Stock Exchange Gold    150%               Securities within the gold and silver mining
                          and Silver Sector(SM) Index                            sector of the global equity market
Real Estate               Real Estate Index                   150%               Securities within the real estate sector of
                                                                                 the U.S. equity market
Semiconductor             Semiconductor Index                 150%               Securities within the semiconductor sector
                                                                                 of the U.S. equity market
Technology                Technology Sector Index             150%               Securities within the technology sector of
                                                                                 the U.S. equity market
Telecommunications        U.S. Telecommunications Sector      150%               Securities within the telecommunications
                          Index                                                  sector of the U.S. equity market
Utilities                 Utilities Sector Index              150%               Securities within the utilities sector of
                                                                                 the U.S. equity market
Wireless Communications   Wireless Communications Index       150%               Securities within the wireless communications
                                                                                 sector of the U.S. equity market

Bond Benchmarked ProFunds: Bond Benchmarked ProFunds seek to provide daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily performance, and the inverse daily performance, of the most recently issued 30-year U.S. Treasury Bond.

PROFUND                   INDEX                               DAILY OBJECTIVE        TYPES OF COMPANIES IN INDEX
U.S. Government Plus      Most recently issued 30-year        125%                   U.S. Treasury securities
                          U.S. Treasury Bond
Rising Rates              Most recently issued 30-year        125% of the Inverse    U.S. Treasury securities
Opportunity               U.S. Treasury Bond

An investment in a ProFund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. ProFunds are not guaranteed to achieve their investment objectives, and an investment in a ProFund could lose money. No single ProFund is a complete investment program.

C L A S S I C   P R O F U N D S

The ProFunds contained in this section are benchmarked to a specific broad market index. The following chart outlines these ProFunds, their indices and daily objectives.

     PROFUND              INDEX                                   DAILY INVESTMENT OBJECTIVE
     Bull                 S&P 500 Index                           Match (100%)
     Mid-Cap              S&P MidCap 400 Index                    Match (100%)
     Small-Cap            Russell 2000 Index                      Match (100%)
     OTC                  NASDAQ-100 Index                        Match (100%)
     Large-Cap Value      S&P 500/BARRA Value Index               Match (100%)
     Large-Cap Growth     S&P 500/BARRA Growth Index              Match (100%)
     Mid-Cap Value        S&P MidCap 400/ BARRA Value Index       Match (100%)
     Mid-Cap Growth       S&P MidCap 400/ BARRA Growth Index      Match (100%)
     Small-Cap Value      S&P SmallCap 600/ BARRA Value Index     Match (100%)
     Small-Cap Growth     S&P SmallCap 600/ BARRA Growth Index    Match (100%)
     Asia 30              ProFunds Asia 30 Index                  Match (100%)
     Europe 30            ProFunds Europe 30 Index                Match (100%)

The Classic ProFunds may be appropriate for investors who:

   . want to achieve investment results approximating the daily performance of a particular index.

   . are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds or exchanging between stock mutual funds and money market funds. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

B U L L  P R O F U N D

Investment Objective. Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

The S&P 500 Index is a market capitalization weighted index and a widely used measure of large-cap U.S. stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

Principal Investment Strategy. Bull ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Bull ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents.

Principal Risk Considerations. The principal risks of investing in Bull ProFund are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and repurchase agreement risk.

For more information on Bull ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows how the performance of Bull ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Total Returns as of December 31 each year
1998      26.57%
1999      17.39%
2000     -12.48%
2001     -15.30%
2002      [   ]
During the period covered in the bar chart, the highest return on Investor Class Shares of Bull ProFund for one quarter was [20.37% (quarter ended December 31,
1998) and the lowest return was -15.54% (quarter ended September 30, 2001)].

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    FIVE YEARS    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                                  12/01/97
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                                12/01/97
------------------------------------------------------------------------------------------------------------------
S&P 500 Index(2)                                                                                       12/01/97

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

M I D - C A P  P R O F U N D

Investment Objective. Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

The S&P MidCap 400 Index is a market capitalization weighted index and a widely used measure of medium-capitalization U.S. company stock performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's for their market size, liquidity and industry group representation.

Principal Investment Strategy. Mid-Cap ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Mid-Cap ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Mid-Cap ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Mid-Cap ProFund are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and mid-cap company risk.

For more information on Mid-Cap ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of Mid-Cap ProFund Investor Class Shares for the calendar year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Total Return as of December 31
2002  [ ]

During the period covered in the bar chart, the highest return on Investor Class Shares of Mid-Cap ProFund for one quarter was ____% (quarter ended ___________, 2002) and the lowest return was _____% (quarter ended _____________, 2002).

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    09/04/01
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  09/04/01
----------------------------------------------------------------------------------------------------
S&P MidCap400 Index (2)                                                                  09/04/01

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

S M A L L - C A P  P R O F U N D

Investment Objective. Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

The Russell 2000 Index is a market capitalization weighted index consisting of approximately 2,000 (_____ as of March 31, 2003) of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index, which, in turn, represents approximately 98% of the investable U.S. equity market.

Principal Investment Strategy. Small-Cap ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Small-Cap ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Small-Cap ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Small-Cap ProFund are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and small company investment risk.

For more information on Small-Cap ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of Small-Cap ProFund Investor Class Shares for the calendar year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31
2002  [   ]

During the period covered in the bar chart, the highest return on Investor Class Shares of Small-Cap ProFund for one quarter was ____% (quarter ended ___________, 2002) and the lowest return was _____% (quarter ended
_____________, 2002).

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    09/04/01
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  09/04/01
----------------------------------------------------------------------------------------------------
Russell 2000 Index (2)                                                                   09/04/01

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

O T C  P R O F U N D

Investment Objective. OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index. "OTC" in the name of Short OTC ProFund refers to securities that do not trade on an organized securities exchange.

The NASDAQ-100 Index is a market capitalization weighted index that includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market.

Principal Investment Strategy. OTC ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. OTC ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents.

Principal Risk Considerations. The principal risks of investing in OTC ProFund are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and technology concentration risk.

For more information on OTC ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows how the performance of OTC ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
2001  -31.33%    2002   [   ]

During the period covered in the bar chart, the highest return on Investor Class Shares of OTC ProFund for one quarter was [34.57% (quarter ended December 31,
2001) and the lowest return was -36.65% (quarter ended September 30, 2001).]

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    08/07/00
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  08/07/00
----------------------------------------------------------------------------------------------------
Russell 2000 Index (2)                                                                   08/07/00

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

L A R G E - C A P  V A L U E  P R O F U N D

Investment Objective. Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/BARRA Value Index.

The S&P 500/BARRA Value Index is a market capitalization weighted index composed of the stocks in the S&P 500 Index that have comparatively low price-to-book ratios (_____ stocks as of March 31, 2003).

Principal Investment Strategy. Large-Cap Value ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Large-Cap Value ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Large-Cap Value ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Large-Cap Value ProFund are market risk, equity risk, concentration risk, correlation risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and value investing risk.

For more information on Large-Cap Value ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Large-Cap Value ProFund commenced operations on October 1, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

L A R G E - C A P  G R O W T H  P R O F U N D

Investment Objective. Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/BARRA Growth Index.

The S&P 500/BARRA Growth Index is a market capitalization weighted index composed of the stocks in the S&P 500 Index that have comparatively high price-to-book ratios (_____ stocks as of March 31, 2003).

Principal Investment Strategy. Large-Cap Growth ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Large-Cap Growth ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Large-Cap Growth ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Large-Cap Growth ProFund are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and growth investing risk.

For more information on Large-Cap Growth ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Large-Cap Growth ProFund commenced operations on October 1, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

M I D - C A P  V A L U E  P R O F U N D

Investment Objective. Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/BARRA Value Index.

The S&P MidCap 400/BARRA Value Index is a market capitalization weighted index that comprises all of the stocks in the S&P MidCap 400 Index that have comparatively low price-to-book ratios (____ stocks as of March 31, 2003).

Principal Investment Strategy. Mid-Cap Value ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Mid-Cap Value ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Mid-Cap Value ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Mid-Cap Value ProFund are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, mid-cap company risk and value investing risk.

For more information on Mid-Cap Value ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of Mid-Cap Value ProFund Investor Class Shares for the calendar year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31
2002  [   ]

During the period covered in the bar chart, the highest return on Investor Class Shares of Mid-Cap Value ProFund for one quarter was ____% (quarter ended ___________, 2002) and the lowest return was _____% (quarter ended
_____________, 2002).

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    09/04/01
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  09/04/01
----------------------------------------------------------------------------------------------------
S&P MidCap 400/BARRA Value Index (2)                                                     09/04/01

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

M I D - C A P  G R O W T H  P R O F U N D

Investment Objective. Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/BARRA Growth Index.

The S&P MidCap 400/BARRA Growth Index is a market capitalization weighted index that comprises all of the stocks in the S&P MidCap 400 Index that have comparatively high price-to-book ratios (_____ stocks as of March 31, 2003).

Principal Investment Strategy. Mid-Cap Growth ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Mid-Cap Growth ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Mid-Cap Growth ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Mid-Cap Growth ProFund are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, mid-cap company risk and growth investing risk.

For additional information on Mid-Cap Growth ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of Mid-Cap Growth ProFund Investor Class Shares for the calendar year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31
2002  [   ]

During the period covered in the bar chart, the highest return on Investor Class Shares of Mid-Cap Growth ProFund for one quarter was ____% (quarter ended ___________, 2002) and the lowest return was _____% (quarter ended
_____________, 2002).

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    09/04/01
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  09/04/01
----------------------------------------------------------------------------------------------------
S&P MidCap 400/BARRA Growth Index (2)                                                    09/04/01

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

S M A L L - C A P  V A L U E  P R O F U N D

Investment Objective. Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Value Index.

The S&P SmallCap 600/BARRA Value Index is a market capitalization weighted index that comprises all of the stocks in the S&P SmallCap 600(R) Index that have comparatively low price-to-book ratios (______ stocks as of March 31, 2003). The S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. The Index comprises stocks from the industrial, utility, financial and transportation sectors.

Principal Investment Strategy. Small-Cap Value ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Small-Cap Value ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Small-Cap Value ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Small-Cap Value ProFund are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, small-cap investment risk and value investing risk.

For more information on Small-Cap Value ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of Small-Cap Value ProFund Investor Class Shares for a calendar year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31
2002  [   ]

During the period covered in the bar chart, the highest return on Investor Class Shares of Small-Cap Value ProFund for one quarter was ____% (quarter ended _________, 2002) and the lowest return was _____% (quarter ended __________,
2002).

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    09/04/01
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  09/04/01
----------------------------------------------------------------------------------------------------
S&P SmallCap 600/BARRA Value Index (2)                                                   09/04/01

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

S M A L L - C A P  G R O W T H  P R O F U N D

Investment Objective. Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Growth Index.

The S&P SmallCap 600/BARRA Growth Index is a capitalization-weighted index that comprises all of the stocks in the S&P SmallCap 600 Index that have comparatively high price-to-book ratios (______ stocks as of March 31, 2003). The S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. The Index comprises stocks from the industrial, utility, financial and transportation sectors.

Principal Investment Strategy. Small-Cap Growth ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Small-Cap Growth ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Small-Cap Growth ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Small-Cap Growth ProFund are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, small company investment risk and growth investing risk.

For more information on Small-Cap Growth ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of Small-Cap Growth ProFund Investor Class Shares for the calendar year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31
2002  [   ]

During the period covered in the bar chart, the highest return on Investor Class Shares of Small-Cap Growth ProFund for one quarter was ____% (quarter ended ___________, 2002) and the lowest return was _____% (quarter ended
_____________, 2002).

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    09/04/01
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  09/04/01
----------------------------------------------------------------------------------------------------
S&P SmallCap 600/BARRA Growth Index (2)                                                  09/04/01

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

A S I A  3 0  P R O F U N D

Investment Objective. Asia 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

The ProFunds Asia 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The companies whose securities currently comprise the Index are located in Australia, China, Hong Kong, India, Indonesia, New Zealand, South Korea, Singapore and Taiwan. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of March 31, 2003, the ProFunds Asia 30 Index included companies with capitalizations between $_______ and $_________. The component companies of the Index as of the date of this prospectus are listed in an appendix to the Statement of Additional Information.

Principal Investment Strategy. Asia 30 ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Asia 30 ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Asia 30 ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Asia 30 ProFund are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, active investor risk, repurchase agreement risk, foreign investment risk, and small company investment risk.

To the extent ProFunds Asia 30 Index is concentrated in issuers conducting business in the [semiconductor and telecommunications sectors], the semiconductor companies making up Asia 30 ProFund's investments are subject to the following risks:
     . The prices of the securities of semiconductor companies may fluctuate widely due to risks of rapid obsolescence of products.
     . Semiconductor companies face intense competition, and may face competition from subsidized competitors with lower production costs.
     .    The economic performance of the customers of semiconductor companies.
     . Research costs and the risks that their products may not prove commercially successful.
     . The securities of companies in the semiconductor sector may underperform those of other sectors and/or fixed income investments.
     . Companies in the telecommunications sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.
     . Technological innovations may make the products and services of telecommunications companies obsolete.
     . Securities of companies in the telecommunications sector may underperform those of other sectors and/or fixed income investments.

For more information on Asia 30 ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Asia 30 ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

E U R O P E  3 0  P R O F U N D

Investment Objective. Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The companies whose securities currently comprise the Index are located in Finland, the Netherlands, Britain, Switzerland, Germany, France, Sweden, Ireland, and Spain. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of March 31, 2003, the ProFunds Europe 30 Index included companies with capitalizations between $_______ and $_________. The component companies of the Index as of the date of this prospectus are listed in an appendix to the Statement of Additional Information.

Principal Investment Strategy. Europe 30 ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Europe 30 ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents.

Principal Risk Considerations. The principal risks of investing in Europe 30 ProFund are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, concentration risk, geographic concentration risk, active investor risk, repurchase agreement risk and foreign investment risk.

For more information on Europe 30 ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows how the performance of Europe 30 ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Please note that the performance information below reflects performance during a period (prior to September 4, 2001) when Europe 30 Profund pursued the investment goal of seeking daily investment results, before fees and expenses, that corresponded to twice (200%) the daily performance of a different benchmark index, the ProFunds Europe Index ("PEI"). The PEI averaged, on an equal-weighted basis, the daily U.S. dollar results of three European stock indices: the Financial Times Stock Exchange 100 Index ("FTSE-100"), the DeutscheAktien Index ("DAX") and the CAC-40, each of which is described above.

Annual Returns as of December 31 each year
2000   -33.55%   2001   -44.28%   2002   [   ]

During the period covered in the bar chart, the highest return on Investor Class Shares of Europe 30 ProFund for one quarter was [5.87% (quarter ended December 31, 2001) and the lowest return was -29.62% (quarter ended March 31, 2001).]

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    03/15/99
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  03/15/99
----------------------------------------------------------------------------------------------------
Dow Jones STOXX 50 (2)(3)                                                                03/15/99
FTSE-100 (2)(4)                                                                          03/15/99
DAX (2)(5)                                                                               03/15/99
CAC-40 (2)(6)                                                                            03/15/99
ProFunds Europe Index (2)                                                                03/15/99
ProFunds Europe 30 Index (2)                                                             10/18/99

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.
(3) The Dow Jones STOXX 50 is a capitalization-weighted index of 50 European blue-chip stocks.
(4) The FTSE-100 is a capitalization-weighted index of the 100 most highly capitalized companies traded on the London Stock Exchange.
(5) The DAX is a total rate of return index of 30 selected German blue-chip stocks traded on the Frankfurt Stock Exchange.
(6) The CAC-40 is a capitalization-weighted index of 40 companies listed on the Paris Stock Exchange.

U L T R A  P R O F U N D S

The ProFunds contained in this section are benchmarked to a specific broad market index. The following chart outlines these ProFunds, their indices and daily objectives.

      PROFUND          INDEX                          DAILY INVESTMENT OBJECTIVE
      UltraBull        S&P 500 Index                  Double (200%)
      UltraMid-Cap     S&P MidCap 400 Index           Double (200%)
      UltraSmall-Cap   Russell 2000 Index             Double (200%)
      UltraDow 30      Dow Jones Industrial Average   Double (200%)
      UltraOTC         NASDAQ-100                     Double (200%)
      UltraJapan       Nikkei 225 Stock Average       Double (200%)

The Ultra ProFunds may be appropriate for investors who:
     . believe that the value of a particular index will increase, and that by investing with the objective of doubling the index's daily return they will achieve superior results.
     . are seeking to approximate an index's daily return with half the investment required of a conventional index fund.
     . are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds or exchanging between stock mutual funds and money market funds. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

U L T R A  B U L L  P R O F U N D

Investment Objective. UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 Index.

If UltraBull ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P 500 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

The S&P 500 Index is a market capitalization weighted index and a widely used measure of large-capitalization U.S. stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

Principal Investment Strategy. UltraBull ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. UltraBull ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents.

Principal Risk Considerations. The principal risks of investing in UltraBull ProFund are market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

For more information on UltraBull ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows how the performance of UltraBull ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
1998   42.95%   1999   29.56%   2000   -28.33%   2001   -32.12%   2002   [ ]

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraBull ProFund for one quarter was [41.34% (quarter ended December 31, 1998) and the lowest return was -29.64% (quarter ended September 30, 2001).]

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    FIVE YEARS    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                                  12/01/97
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                                11/27/97
------------------------------------------------------------------------------------------------------------------
S&P 500 Index(2)                                                                                       11/27/97

(1)  Reflects no deduction for taxes.
(2)  Reflects no deduction for fees, expenses or taxes.

U L T R A M I D - C A P  P R O F U N D

Investment Objective. UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index.

If UltraMid-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P MidCap 400 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

The S&P MidCap 400 Index is a market capitalization weighted index and a widely used measure of medium-capitalization U.S. company stock performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

Principal Investment Strategy. UltraMid-Cap ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. UltraMid-Cap ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents.

Principal Risk Considerations. The principal risks of investing in UltraMid-Cap ProFund are market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, volatility risk and mid-cap company investment risk.

For more information on UltraMid-Cap ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows how the performance of UltraMid-Cap ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
2001   -16.91%   2002   [   ]

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraMid-Cap ProFund for one quarter was [34.87% (quarter ended December 31, 2001) and the lowest return was -33.01% (quarter ended September 30, 2001).]

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    02/07/00
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  02/07/00
----------------------------------------------------------------------------------------------------
S&P MidCap 400 Index (2)                                                                 02/07/00

(1)   Reflects no deduction for taxes.
(2)   Reflects no deduction for fees, expenses or taxes.

U L T R A S M A L L - C A P   P R O F U N D

Investment Objective. UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.

If UltraSmall-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Russell 2000 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

The Russell 2000 Index is market capitalization weighted index consisting of 2,000 (_____ as of March 31, 2003) of the smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index which, in turn, represents approximately 98% of the investable U.S. equity market.

Principal Investment Strategy. UltraSmall-Cap ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. UltraSmall-Cap ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents.

Principal Risk Considerations. The principal risks of investing in UltraSmall-Cap ProFund are market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, volatility risk and small company investment risk.

For more information on UltraSmall-Cap ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows how the performance of UltraSmall-Cap ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
2001   -16.85%   2002   [   ]

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraSmall-Cap ProFund for one quarter was [40.75% (quarter ended December 31, 2001) and the lowest return was -40.18% (quarter ended September 30, 2001).]

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    02/07/00
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  02/07/00
----------------------------------------------------------------------------------------------------
Russell 3000 Index (2)                                                                   02/07/00

(1)   Reflects no deduction for taxes.
(2)   Reflects no deduction for fees, expenses or taxes.

U L T R A  D O W  3 0  P R O F U N D

Investment Objective. UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial Average (DJIA).

If UltraDow 30 ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the DJIA when the DJIA rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the DJIA when the DJIA declines on a given day.

The DJIA is a price weighted index consisting of 30 widely held and traded stocks listed on U.S. stock markets selected by Dow Jones & Company based upon size, reputation, growth, transaction volume and sector coverage. The DJIA excludes transportation and utility stocks.

Principal Investment Strategy. UltraDow 30 ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. UltraDow 30 ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. UltraDow 30 ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in UltraDow 30 ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

For more information on UltraDow 30 ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because UltraDow 30 ProFund commenced operations on June 3, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

U L T R A  O T C  P R O F U N D

Investment Objective. UltraOTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.

If UltraOTC ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the NASDAQ-100 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day. "OTC" in the name of UltraOTC ProFund refers to securities that do not trade on an organized securities exchange.

The NASDAQ-100 Index is a market capitalization weighted index that includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market.

Principal Investment Strategy. UltraOTC ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. UltraOTC ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents.

Principal Risk Considerations. The principal risks of investing in UltraOTC ProFund are market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, volatility risk and technology concentration risk.

For more information on UltraOTC ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows how the performance of UltraOTC ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
1998   85.34%   1999   233.25%   2000   -73.70%   2001   -69.07%   2002   [ ]

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraOTC ProFund for one quarter was [126.35% (quarter ended December 31, 1999) and the lowest return was -62.35% (quarter ended December 31, 2000).]

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    FIVE YEARS    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                                  12/01/97
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                                12/01/97
------------------------------------------------------------------------------------------------------------------
NASDAQ-100 Index (2)                                                                                   12/01/97

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

U L T R A  J A P A N  P R O F U N D

Investment Objective. UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Nikkei 225 Stock Average.

Since the Japanese markets are not open when UltraJapan ProFund values its shares, UltraJapan ProFund determines its success in meeting this investment objective by comparing its daily return on a given day with twice the daily performance of related futures contracts traded in the United States.

The Nikkei 225 Stock Average is a price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Principal Investment Strategy. UltraJapan ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. UltraJapan ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents.

Principal Risk Considerations. The principal risks of investing in UltraJapan ProFund are market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, active investor risk, repurchase agreement risk, volatility risk and foreign investment risk.

UltraJapan ProFund is also subject to valuation time risk. UltraJapan ProFund generally values its assets as of the close of the New York Stock Exchange. Such valuation will reflect market perceptions and trading activity on the U.S. financial markets since the calculation of the closing level of the Nikkei 225 Stock Average. The Nikkei 225 Stock Average is determined in the early morning U.S. Eastern time prior to the opening of the New York Stock Exchange. As a result, the day-to-day correlation of UltraJapan ProFund's performance may vary from the closing performance of the Nikkei 225 Stock Average. However, ProFund Advisors believes that over time UltraJapan ProFund's performance will correlate highly with the movement of the Nikkei 225 Stock Average.

The performance of UltraJapan ProFund will depend heavily on how Japanese stock markets perform, when Japanese stock prices fall, investors should generally expect the value of their investment to fall as well. In addition, investors should understand that since UltraJapan ProFund seeks to double the daily performance of its benchmark index, before fees and expenses, it should have twice the daily volatility of a conventional index fund and thus has the potential for twice the daily losses in adverse market conditions.

For more information on UltraJapan ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows how the performance of UltraJapan ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
2001   -47.10%   2002   [   ]
During the period covered in the bar chart, the highest return on Investor Class Shares of UltraJapan ProFund for one quarter was [9.54% (quarter ended December 31, 2001) and the lowest return was -44.15% (quarter ended September 30, 2001).]

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    02/07/00
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  02/07/00
----------------------------------------------------------------------------------------------------
Nikkei 225 Stock Average (2)                                                             02/07/00

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

I N V E R S E   P R O F U N D S

The ProFunds contained in this section are benchmarked to a specific broad market index. The following chart outlines these ProFunds, their indices and daily objectives.

      PROFUND           INDEX                DAILY INVESTMENT OBJECTIVE
      Bear              S&P 500 Index        100% of the Inverse
      Short Small-Cap   Russell 2000 Index   100% of the Inverse
      Short OTC         NASDAQ-100 Index     100% of the Inverse
      UltraBear         S&P 500 Index        200% of the Inverse
      UltraShort OTC    NASDAQ-100 Index     200% of the Inverse

The Inverse ProFunds may be appropriate for investors who:

     . expect the value of a particular index to decrease and desire to earn a profit as a result of the index declining.
     . want to protect (hedge) the value of a diversified portfolio of stocks and/or stock mutual funds from a market downturn they anticipate.
     . are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds or exchanging between stock mutual funds and money market funds. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

B E A R  P R O F U N D

Investment Objective. Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.

If Bear ProFund is successful in meeting its objective, its net asset value should gain approximately the same, on a percentage basis, as any decrease in the S&P 500 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same, on a percentage basis, as any increase in the Index when the Index rises on a given day.

The S&P 500 Index is a market capitalization weighted index and a widely used measure of large-capitalization U.S. stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's for their market size, liquidity and industry group representation. Standard & Poor's attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

Principal Investment Strategy. Bear ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Bear ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents.

Principal Risk Considerations. The principal risks of investing in Bear ProFund are market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and repurchase agreement risk.

For more information on Bear ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows how the performance of Bear ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
1998   -19.46%   1999   -12.32%   2000   16.41%   2001   14.29%   2002   [  ]

During the period covered in the bar chart, the highest return on Investor Class Shares of Bear ProFund for one quarter was [17.65% (quarter ended September 30,
2001) and the lowest return was -17.06% (quarter ended December 31, 1998).]

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    FIVE YEARS    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                                  12/30/97
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                                12/30/97
------------------------------------------------------------------------------------------------------------------
S&P 500 Index (2)                                                                                      12/30/97

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

S H O R T  S M A L L - C A P  P R O F U N D

Investment Objective. Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.

If Short Small-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately the same, on a percentage basis, as any decrease in the Russell 2000 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same, on a percentage basis, as any increase in the Index when the Index rises on a given day.

The Russell 2000 Index is market capitalization weighted index consisting of approximately 2,000 (_____ as of March 31, 2003) of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000 Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index, which, in turn, represents approximately 98% of the investable U.S. equity market.

Principal Investment Strategy. Short Small-Cap ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Short Small-Cap ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Short Small-Cap ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Short Small-Cap ProFund are market risk, equity risk, concentration risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and small company investment risk.

For more information on Short Small-Cap ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Short Small-Cap ProFund commenced operations on May 1, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

S H O R T  O T C  P R O F U N D

Investment Objective. Short OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

If Short OTC ProFund is successful in meeting its objective, its net asset value should gain approximately the same, on a percentage basis, as any decrease in the NASDAQ-100 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same, on a percentage basis, as any increase in the Index when the Index rises on a given day. "OTC" in the name of Short OTC ProFund refers to securities that do not trade on an organized securities exchange.

The NASDAQ-100 Index is a market capitalization weighted index that includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market.

Principal Investment Strategy. Short OTC ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Short OTC ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Short OTC ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Short OTC ProFund are market risk, equity risk, concentration risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and technology concentration risk.

For more information on Short OTC ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Short OTC ProFund commenced operations on May 1, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

U L T R A B E A R  P R O F U N D

UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 Index.

If UltraBear ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the S&P 500 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

If UltraBear ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the S&P 500 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

The S&P 500 Index is a market capitalization weighted index and a widely used measure of large-capitalization stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

Principal Investment Strategy. UtlraBear ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. UltraBear ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents.

Principal Risk Considerations. The principal risks of investing in UltraBear ProFund are market risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

For more information on UltraBear ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows how the performance of UltraBear ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
1998   -58.34%   1999   -30.54%   2000   22.19%   2001   22.65%   2002   [   ]

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraBear ProFund for one quarter was [35.33% (quarter ended September 30, 2001) and the lowest return was -32.26% (quarter ended December 31, 1998).]

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    FIVE YEARS    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                                  12/22/97
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                                12/22/97
------------------------------------------------------------------------------------------------------------------
S&P 500 Index (2)                                                                                      12/22/97

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

U L T R A S H O R T  O T C  P R O F U N D

Investment Objective. UltraShort OTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

If UltraShort OTC ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the NASDAQ-100 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day. "OTC" in the name of UltraShort OTC ProFund refers to securities that do not trade on an organized securities exchange.

The NASDAQ-100 Index is a market capitalization weighted index that includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market.

Principal Investment Strategy. UltraShort OTC ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. UltraShort OTC ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents.

Principal Risk Considerations. The principal risks of investing in UltraShort OTC ProFund are market risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, volatility risk and technology concentration risk.

For more information on UltraShort OTC ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows how the performance of UltraShort OTC ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
1999   -80.36%   2000   4.25%   2001   -7.36%   2002   [   ]

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraShort OTC ProFund for one quarter was [116.60% (quarter ended September 30, 2001) and the lowest return was -58.91% (quarter ended December 31, 1999).]

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    06/02/98
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  06/02/98
----------------------------------------------------------------------------------------------------
NASDAQ-100 Index (2)                                                                     06/02/98

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

U L T R A S E C T O R   P R O F U N D S

The ProFunds contained in this section, other than the Precious Metals ProFund, are benchmarked to a specific Dow Jones U.S. index. The following chart outlines these ProFunds, their indices and daily objectives.

PROFUND                             INDEX                                  DAILY INVESTMENT OBJECTIVE
Airlines                            Airlines                               150%
Banks                               Banks                                  150%
Basic Materials                     Basic Materials Sector                 150%
Biotechnology                       Biotechnology                          150%
Consumer Cyclical                   Consumer Cyclical Sector               150%
Consumer Non-Cyclical               Consumer Non-Cyclical Sector           150%
Energy                              Energy Sector                          150%
Financial                           Financial Sector                       150%
Healthcare                          Healthcare Sector                      150%
Industrial                          Industrial Sector                      150%
Internet                            Composite Internet                     150%
Leisure Goods & Services            Leisure Goods & Services               150%
Oil Drilling Equipment & Services   Oil Drilling Equipment & Services      150%
Pharmaceuticals                     Pharmaceuticals                        150%
Precious Metals                     Philadelphia Stock Exchange Gold and   150%
                                    Silver Sector Index
Real Estate                         Real Estate                            150%
Semiconductor                       Semiconductor                          150%
Technology                          Technology Sector                      150%
Telecommunications                  Telecommunications Sector              150%
Utilities                           Utilities Sector                       150%
Wireless Communications             Wireless Communications                150%

The UltraSector ProFunds may be appropriate for investors who:

     . desire to add investments in economic sectors with perceived above-average growth potential.
     . actively rotate their investments to perceived strong sectors and out of perceived weak sectors, as market and economic conditions change.
     . want to protect (hedge) against anticipated price decreases of other holdings.
     . want to gain investment exposure to a particular economic sector of the U.S. or global economy.
     . are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds or exchanging between stock mutual funds and money market funds. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee in certain circumstances.

A I R L I N E S  U L T R A S E C T O R   P R O F U N D

Investment Objective. Airlines UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Airlines Index.

If Airlines UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Airlines Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Airlines Index measures the performance of the portion of the airline industry which is listed in the U.S. equity market. Component companies primarily provide passenger air transport. Airports and airplane manufacturers are not included. As of March 31, 2003, the weighted average capitalization of the Index was $______.

Principal Investment Strategy. Airlines UltraSector ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Airlines UltraSector ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Airlines UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Airlines UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Airlines UltraSector ProFund is also subject to the following risks:

..    Companies in this sector could be adversely affected by commodity price volatility, exchange rates, foreign market access restrictions, and increased competition.
..    The prices of the securities of airline companies may fluctuate widely due to their cyclical nature, economic trends, and changes in disposable consumer income.
..    Airline companies are subject to regulation by, and restrictions of, the
     Federal Aviation Authority, federal, state and local governments, and foreign regulatory authorities.
..    The profitability of companies in this sector is related to worldwide fuel prices, labor agreements, and insurance costs.
..    Airline companies face intense competition, both domestically and internationally. Foreign airline companies, many of which are partially funded by foreign governments, may be less sensitive to short-term economic pressures.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Airlines UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Airlines UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

B A N K S  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Banks Index.

If Bank UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Banks Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Banks Index measures the performance of the banking industry of the U.S. equity market. This sector covers the banking industry. All regional banks and savings & loans are included in this sector while investment and merchant banks are excluded. As of March 31, 2003, the weighted average capitalization of the Index was $______.

Principal Investment Strategy. Banks UltraSector ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Banks UltraSector ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Banks UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Banks UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Banks UltraSector ProFund is also subject to the following risks:

..    Companies in this sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.
..    The profitability of companies in this sector is adversely affected by increases in interest rates.
..    The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.
..    Banks may be subject to severe price competition.
..    Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the banking sector.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Banks UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of Banks UltraSector ProFund Investor Class Shares for the calendar year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31
2002   [ ]
During the period covered in the bar chart, the highest return on Investor Class Shares of Bank UltraSector ProFund for one quarter was ____% (quarter ended ___________, 2002) and the lowest return was _____% (quarter ended
_____________, 2002).

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    09/04/01
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  09/04/01
----------------------------------------------------------------------------------------------------
Dow Jones U.S. Banks Index (2)                                                           09/04/01

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

B A S I C  M A T E R I A L S  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Basic Materials Sector Index.

If Basic Materials UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Basic Materials Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Basic Materials Sector Index measures the performance of the basic materials economic sector of the U.S. equity market. Component companies are involved in the production of aluminum, chemical commodities, chemical specialty products, forest products, non-ferrous mining products, paper products, precious metals and steel. As of March 31, 2003, the weighted average capitalization of the Index was $______.

Principal Investment Strategy. Basic Materials UltraSector ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Basic Materials UltraSector ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Basic Materials UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Basic Materials UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Basic Materials UltraSector ProFund is also subject to the following risks:

..    Companies in this sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.
..    Production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns. .
..    Companies in this sector are at risk for environmental damage and product liability claims.
..    Companies in this sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Basic Materials UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of Basic Materials UltraSector ProFund Investor Class Shares for the calendar year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31
2002   [   ]

During the period covered in the bar chart, the highest return on Investor Class Shares of Basic Materials UltraSector ProFund for one quarter was ____% (quarter ended ___________, 2002) and the lowest return was _____% (quarter ended _____________, 2002).

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    09/04/01
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  09/04/01
----------------------------------------------------------------------------------------------------
Dow Jones U.S. Basic Materials Sector Index (2)                                          09/04/01

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

B I O T E C H N O L O G Y  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index.

If Biotechnology UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Biotechnology Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology industry of the U.S. equity market. Component companies include those engaged in genetic research, and/or the marketing and development of recombinant DNA products. Makers of artificial blood and contract biotechnology researchers are also included in the Index. As of March 31, 2003, the weighted average capitalization of the Index was $______.

Principal Investment Strategy. Biotechnology UltraSector ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Biotechnology UltraSector ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Biotechnology UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Biotechnology UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Biotechnology UltraSector ProFund is also subject to the following risks:

..    Biotechnology companies are heavily dependent on patents and intellectual property rights. The loss or impairment of such rights may adversely affect the profitability of these companies.
..    Companies in this sector are subject to risks of new technologies and competitive pressures.
..    Companies in this sector spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.
..    Biotechnology companies are subject to regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.
..    Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Biotechnology UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows how the performance of Biotechnology UltraSector ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31

2001   -36.23%   2002   [   ]

During the period covered in the bar chart, the highest return on Investor Class Shares of Biotechnology UltraSector ProFund for one quarter was 29.84% (quarter ended June 30, 2001) and the lowest return was -42.61% (quarter ended March 31,
2001).

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    06/19/00
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  06/19/00
----------------------------------------------------------------------------------------------------
Dow Jones U.S. Biotechnology Index (2)                                                   06/19/00

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

C O N S U M E R  C Y C L I C A L  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Consumer Cyclical UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Cyclical Sector Index.

If Consumer Cyclical UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Consumer Cyclical Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Consumer Cyclical Sector Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. Component companies include airlines, auto manufacturers, tire and rubber manufacturers, auto parts suppliers, casinos, toy manufacturers, restaurant chains, home construction companies, lodging chains, broadline retailers, specialty retailers, footwear and clothing/fabric manufacturers, and media companies, such as advertising companies, entertainment and leisure companies, consumer electronic companies, broadcasters and publishers. As of March 31, 2003, the weighted average capitalization of the Index was $______.

Principal Investment Strategy. Consumer Cyclical UltraSector ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Consumer Cyclical UltraSector ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Consumer Cyclical UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Consumer Cyclical UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Consumer Cyclical UltraSector ProFund is also subject to the following risks:

..    The success of consumer product manufacturers and retailers is tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence.
..    The success of companies in this sector depends heavily on disposable household income and consumer spending.
..    Many companies in this sector are subject to severe competition.
..    Changes in demographics and consumer tastes can affect the success of consumer products.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Consumer Cyclical UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Consumer Cyclical UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

C O N S U M E R  N O N - C Y C L I C A L  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Consumer Non-Cyclical UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Non-Cyclical Sector Index.

If Consumer Non-Cyclical UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Consumer Non-Cyclical Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Consumer Non-Cyclical Sector Index measures the performance of the consumer non-cyclical economic sector of the U.S. equity market. Component companies include beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food retailers, other food companies, tobacco and agricultural companies. As of March 31, 2003, the weighted average capitalization of the Index was $______.

Principal Investment Strategy. Consumer Non-Cyclical UltraSector ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Consumer Non-Cyclical UltraSector ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Consumer Non-Cyclical UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Consumer Non-Cyclical UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and volatility risk.

In addition to the risks noted above, Consumer Non-Cyclical UltraSector ProFund is also subject to the following risks:

..    Governmental regulation affecting the permissibility of using various food additives and production methods could affect the profitability of companies in this sector.
..    Tobacco companies may be adversely affected by new laws or by litigation.
..    The success of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.
..    Because food and beverage companies may derive a substantial portion of their net income from foreign countries, they may be impacted by international events.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Consumer Non-Cyclical UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Consumer Non-Cyclical UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

E N E R G Y  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Energy UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Energy Sector Index.

If Energy UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Energy Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Energy Sector Index measures the performance of the energy sector of the U.S. equity market. Component companies include oil drilling equipment and services, coal, oil companies-major, oil companies-secondary and pipelines. As of March 31, 2003, the weighted average capitalization of the Index was $______.

Principal Investment Strategy. Energy UltraSector ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Energy UltraSector ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Energy UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Energy UltraSector ProFund market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Energy UltraSector ProFund is also subject to the following risks:

..    The profitability of companies in this sector is related to worldwide energy prices and exploration, and production spending.
..    Companies in this sector could be adversely affected by changes in exchange rates.
..    Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where energy companies are located or do business.
..    Companies in this sector are at risk for environmental damage claims.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Energy UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows how the performance of Energy UltraSector ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31

2001   -23.63%   2002   [   ]

During the period covered in the bar chart, the highest return on Investor Class Shares of Energy UltraSector ProFund for one quarter was [10.57% (quarter ended December 31, 2001) and the lowest return was -21.21% (quarter ended September 30, 2001).]

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    06/19/00
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  06/19/00
----------------------------------------------------------------------------------------------------
Dow Jones U.S. Energy Sector Index (2)                                                   06/19/00

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

F I N A N C I A L  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Financial UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Financial Sector Index.

If Financial UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Financial Sector Index when Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Financial Sector Index measures the performance of the financial services economic sector of the U.S. equity market. Component companies include regional banks, major international banks, insurance companies, companies that invest, directly or indirectly, in real estate, Fannie Mae, credit card insurers, check cashing companies, mortgage lenders, investment advisers, savings and loans, savings banks, thrifts, building associations and societies, securities broker-dealers, investment banks, merchant banks, online brokers, publicly traded stock exchanges, specialty finance and real estate companies. As of March 31, 2003, the weighted average capitalization of the Index was $______.

Principal Investment Strategy. Financial UltraSector ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Financial UltraSector ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Financial UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Financial UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Financial UltraSector ProFund is also subject to the following risks:

..    Companies in this sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.
..    The profitability of companies in this sector is adversely affected by increases in interest rates.
..    The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.
..    Banks and insurance companies may be subject to severe price competition.
..    Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Financial UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows how the performance of Financial UltraSector ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31

2001   -16.90%   2002   [   ]

During the period covered in the bar chart, the highest return on Investor Class Shares of Financial UltraSector ProFund for one quarter was [10.77% (quarter ended June 30, 2001) and the lowest return was -19.24% (quarter ended September 30, 2001).]

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    06/19/00
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  06/19/00
----------------------------------------------------------------------------------------------------
Dow Jones U.S. Financial Sector Index (2)                                                06/19/00

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

H E A L T H C A R E  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Healthcare UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Healthcare Sector Index.

If Healthcare UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Healthcare Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Healthcare Sector Index measures the performance of the healthcare economic sector of the U.S. equity market. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. As of March 31, 2003, the weighted average capitalization of the Index was $______.

Principal Investment Strategy. Healthcare UltraSector ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Healthcare UltraSector ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Healthcare UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Healthcare UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Healthcare UltraSector ProFund is also subject to the following risks:

..    Many companies in this sector are heavily dependent on patent protection.
     The expiration of patents may adversely affect the profitability of these companies.
..    Companies in this sector are subject to extensive litigation based on product liability and similar claims.
..    Companies in this sector are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.
..    Many new products in this sector are subject to the approval of the Food and Drug Administration. The process of obtaining such approval can be long and costly.
..    Healthcare providers may have difficulty obtaining staff to deliver service.
..    Companies in this sector may be susceptible to product obsolescence.
..    Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Healthcare UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows how the performance of Healthcare UltraSector ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31

2001   -24.26%   2002   [   ]

During the period covered in the bar chart, the highest return on Investor Class Shares of Healthcare UltraSector ProFund for one quarter was [2.57% (quarter ended December 31, 2001) and the lowest return was -26.07% (quarter ended March 31, 2001).]

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    06/19/00
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  06/19/00
----------------------------------------------------------------------------------------------------
Dow Jones U.S. Healthcare Sector Index (2)                                               06/19/00

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

I N D U S T R I A L  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Industrial UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Industrial Sector Index.

If Industrial UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Industrial Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Industrial Sector Index measures the performance of the industrial economic sector of the U.S. equity market. Component companies include aerospace and defense companies, advanced industrial companies, equipment manufacturers, air freight companies, building material manufacturers, packaging companies, manufacturers of electrical components and equipment, heavy construction companies, manufacturers of heavy machinery, industrial services companies, industrial companies, marine transportation companies, railroads, shipbuilders, and trucking companies. As of March 31, 2003, the weighted average capitalization of the Index was $______.

Principal Investment Strategy. Industrial UltraSector ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Industrial UltraSector ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Industrial UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Industrial UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Industrial UltraSector ProFund is also subject to the following risks:

..    The stock prices of companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general.
..    The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction.
..    Government regulation, world events and economic conditions affect the performance of companies in this sector.
..    Companies in this sector are at risk for environmental damage and product liability claims.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Industrial UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Industrial UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

I N T E R N E T  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Composite Internet Index.

If Internet UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones Composite Internet Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones Composite Internet Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from Internet. The Index is composed of two sub-groups: Internet Commerce - companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site. Internet Services - companies that derive the majority of their revenues from providing access to Internet or providing enabling services to people using Internet. As of March 31, 2003, the weighted average capitalization of the Index was $______.

Principal Investment Strategy. Internet UltraSector ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Internet UltraSector ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Internet UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Internet UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, volatility risk and technology concentration risk.

In addition to the risks noted above, Internet UltraSector ProFund is also subject to the following risks:

..    Companies in this sector spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.
..    The Internet sector may be subject to greater governmental regulation than other sectors and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on this sector.
..    Companies in this sector are subject to risks of new technologies and competitive pressures.
..    Companies in this sector are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
..    Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Internet UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows how the performance of Internet UltraSector ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31

2001   -76.39%   2002   [   ]

During the period covered in the bar chart, the highest return on Investor Class Shares of Internet UltraSector ProFund for one quarter was [94.32% (quarter ended December 31, 2001) and the lowest return was -70.02% (quarter ended September 30, 2001).]

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    06/19/00
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  06/19/00
----------------------------------------------------------------------------------------------------
Dow Jones Composite Internet Index (2)                                                   06/19/00

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

L E I S U R E  G O O D S  &  S E R V I C E S  U L T R A  S E C T O R
P R O F U N D

Investment Objective. Leisure Goods & Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Leisure Goods & Services Index.

If Leisure Goods & Services UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Leisure Goods & Services Index when the Index rises. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Leisure Goods & Services Index measures the performance of the leisure goods and services industry of the U.S. equity market. Component companies include casinos, consumer electronics, entertainment, lodging, recreational products and services, restaurants, toys, and all items relevant to the field of leisure goods and services. As of March 31, 2003, the weighted average capitalization of the Index was $______.

Principal Investment Strategy. Leisure Goods & Services UltraSector ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Leisure Goods & Services UltraSector ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Leisure Goods & Services UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Leisure Goods & Services UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Leisure Goods & Services UltraSector ProFund is also subject to the following risks:

..    The success of the leisure goods and services sector is tied closely to the performance of the domestic and international economy, and competition.
..    Companies in this sector are increasingly affected by government regulation.
..    The success of companies in this sector depends heavily on disposable household income and consumer spending.
..    Many companies in this sector are subject to severe competition.
..    Changes in demographics and consumer tastes can affect the success of companies in the leisure goods and services sector.
..    Companies in this sector are subject to risks of new technologies.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Leisure Goods & Services UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Leisure Goods & Services UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

O I L D R I L L I N G E Q U I P M E N T & S E R V I C E S U L T R A S E C T O R P R O F U N D

Investment Objective. Oil Drilling Equipment & Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil Drilling Equipment & Services Index.

If Oil Drilling Equipment & Services UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Oil Drilling Equipment & Services Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when Index declines on a given day.

The Dow Jones U.S. Oil Drilling Equipment & Services Index measures the performance of the oilfield equipment and services industry of the U.S. equity market. Component companies include suppliers of equipment and services for oil field or platform users. Oil Drilling Equipment & Services UltraSector ProFund primarily invests in oil drilling equipment and services companies or in instruments that provide exposure to these companies. As of March 31, 2003, the weighted average capitalization of the Index was $______.

Principal Investment Strategy. Oil Drilling Equipment & Services UltraSector ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Oil Drilling Equipment & Services UltraSector ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Oil Drilling Equipment & Services UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Oil Drilling Equipment & Services UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Oil Drilling Equipment & Services UltraSector ProFund is also subject to the following risks:

..    The profitability of companies in this sector is related to worldwide oil exploration and production spending.
..    Companies in this sector could be adversely affected by changes in currency exchange rates.
..    Companies in this sector are affected by government environmental regulations, world events and economic conditions, and are subject to market, economic and political risks of the countries where oil companies are located or do business.
..    Low consumer demand, warmer winters, and energy efficiency may lower demand for oil-related products.
..    Companies in this sector are at risk for environmental damage claims.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Oil Drilling Equipment & Services UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Oil Drilling Equipment & Services UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

P H A R M A C E U T I C A L S  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

If Pharmaceuticals UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as Dow Jones U.S. Pharmaceuticals Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals industry of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as aspirin, cold remedies, birth control pills, and vaccines, as well as companies engaged in contract drug research. As of March 31, 2003, the weighted average capitalization of the Index was $______.

Principal Investment Strategy. Pharmaceuticals UltraSector ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Pharmaceuticals UltraSector ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Pharmaceuticals UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Pharmaceuticals UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Pharmaceuticals UltraSector ProFund is also subject to the following risks:

..    The prices of the securities of pharmaceuticals companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability.
..    Companies in this sector spend heavily on research and development and their products and services may not prove commercially successful or may become obsolete quickly.
..    Liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a pharmaceutical company's market value and/or share price.
..    Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where pharmaceutical companies are located or do business.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Pharmaceuticals UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows how the performance of Pharmaceuticals UltraSector ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31

2001   -28.80%   2002   [   ]

During the period covered in the bar chart, the highest return on Investor Class Shares of Pharmaceuticals UltraSector ProFund for one quarter was [2.55% (quarter ended September 30, 2001) and the lowest return was -27.46% (quarter ended March 31, 2001).]

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    06/28/00
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  06/28/00
----------------------------------------------------------------------------------------------------
Dow Jones U.S. Pharmaceuticals Index (2)                                                 06/28/00

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

P R E C I O U S  M E T A L S  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Philadelphia Stock Exchange Gold and Silver Sector Index.

If Precious Metals UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Philadelphia Stock Exchange Gold and Silver Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Philadelphia Stock Exchange Gold and Silver Sector Index measures the performance of the gold and silver mining industry of the global equity market. Component companies include companies involved in the mining and production of gold, silver, and other precious metals. The Index does not include producers of commemorative medals and coins that are made of these metals. As of March 31, 2003, the weighted average capitalization of the Index was $______.

Principal Investment Strategy. Precious Metals UltraSector ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Precious Metals UltraSector ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Precious Metals UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Precious Metals UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Precious Metals UltraSector ProFund is also subject to the following risks:

..    The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations or currency fluctuations, speculation, and worldwide demand.
..    Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where precious metals companies are located or do business.
..    Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.
..    The securities of companies in the precious metals sector may underperform those of other sectors and/or fixed income investments.
..    Certain of the securities represented in the Index may be illiquid, which may limit the ability to dispose of these securities quickly at fair value when ProFund Advisors deems it desirable to do so. In addition, illiquid securities may be more difficult to value than liquid securities, and typically entail higher transaction expenses.

For more information on Precious Metals UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Precious Metals UltraSector ProFund commenced operations on June 3, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

R E A L  E S T A T E  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Real Estate Index.

If Real Estate UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Real Estate Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Real Estate Index measures the performance of the real estate industry of the U.S. equity market. Component companies include hotel and resort companies and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. As of March 31, 2003, the weighted average capitalization of the Index was $______.

Principal Investment Strategy. Real Estate UltraSector ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Real Estate UltraSector ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Real Estate UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Real Estate UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Real Estate UltraSector ProFund is also subject to the following risks:

..    Adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates).
..    Obsolescence of properties.
..    Changes in the availability, cost and terms of mortgage funds.
..    The impact of environmental laws.
..    A REIT that fails to comply with federal tax requirements affecting REITs would be subject to federal income taxation.
..    The federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Real Estate UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows how the performance of Real Estate UltraSector ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31

2001   9.11%   2002 [   ]

During the period covered in the bar chart, the highest return on Investor Class Shares of Real Estate UltraSector ProFund for one quarter was [14.41% (quarter ended June 30, 2001) and the lowest return was -7.55% (quarter ended September 30, 2001).]

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    06/19/00
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  06/19/00
----------------------------------------------------------------------------------------------------
Dow Jones U.S. Real Estate Index (2)                                                     06/19/00

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

S E M I C O N D U C T O R  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Semiconductor Index.

If Semiconductor UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Semiconductor Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Semiconductor Index measures the performance of the semiconductor industry of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as circuit boards and motherboards. As of March 31, 2003, the weighted average capitalization of the Index was $______.

Principal Investment Strategy. Semiconductor UltraSector ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Semiconductor UltraSector ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Semiconductor UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Semiconductor UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, volatility risk and technology concentration risk.

In addition to the risks noted above, Semiconductor UltraSector ProFund is also subject to the following risks:

..    The prices of the securities of semiconductor companies may fluctuate widely due to risks of rapid obsolescence of products.
..    These companies face intense domestic competition, and may face competition from subsidized foreign competitors with lower production costs.
..    The economic performance of the customers of semiconductor companies.
..    Research costs and the risks that their products may not prove commercially successful.
..    Capital equipment expenditures could be substantial and suffer from rapid obsolescence.
..    Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Semiconductor UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows how the performance of Semiconductor UltraSector ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31

2001   -33.41%   2002   [   ]

During the period covered in the bar chart, the highest return on Investor Class Shares of Semiconductor UltraSector ProFund for one quarter was [69.31% (quarter ended December 31, 2001) and the lowest return was -50.46% (quarter ended September 30, 2001). ]

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    06/19/00
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  06/19/00
----------------------------------------------------------------------------------------------------
Dow Jones U.S. Semiconductor Index (2)                                                   06/19/00

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

T E C H N O L O G Y   U L T R A S E C T O R    P R O F U N D

Investment Objective. Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Technology Sector Index.

If Technology UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Technology Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Technology Sector Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. As of March 31, 2003, the weighted average capitalization of the Index was $______.

Principal Investment Strategy. Technologoy UltraSector ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Technology UltraSector ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Technology UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Technology UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, volatility risk and technology concentration risk.

In addition to the risks noted above, Technology UltraSector ProFund is also subject to the following risks:

..    Technology companies face intense competition, both domestically and internationally.
..    Technology companies may have limited product lines, markets, financial resources or personnel.
..    The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction.
..    Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
..    Key personnel may leave technology companies to form competitive concerns.
..    Companies in this sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Technology UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows how the performance of Technology UltraSector ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31

2001   -51.45%   2002   [   ]

During the period covered in the bar chart, the highest return on Investor Class Shares of Technology UltraSector ProFund for one quarter was [53.93% (quarter ended December 31, 2001) and the lowest return was -52.49% (quarter ended September 30, 2001).]

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    06/19/00
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  06/19/00
----------------------------------------------------------------------------------------------------
Dow Jones U.S. Technology Sector Index (2)                                               06/19/00

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

T E L E C O M M U N I C A T I O N S  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% to the daily performance of the Dow Jones U.S. Telecommunications Sector Index.

If Telecommunications UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Telecommunications Sector Index when the Index rises on a given day, and should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Telecommunications Sector Index measures the performance of the telecommunications economic sector of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies. As of March 31, 2003, the weighted average capitalization of the Index was $______.

Principal Investment Strategy. Telecommunications UltraSector ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Telecommunications UltraSector ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Telecommunications UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Telecommunications UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Telecommunications UltraSector ProFund is also subject to the following risks:

..    The domestic telecommunications market is characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities.
..    Companies in this sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.
..    Technological innovations may make the products and services of telecommunications companies obsolete.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Telecommunications UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows how the performance of Telecommunications UltraSector ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31

2001   -26.37%   2002   [   ]

During the period covered in the bar chart, the highest return on Investor Class Shares of Telecommunications UltraSector ProFund for one quarter was [-2.53% (quarter ended September 30, 2001) and the lowest return was -15.24% (quarter ended December 31, 2001).]

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    06/19/00
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  06/19/00
----------------------------------------------------------------------------------------------------
Dow Jones U.S. Telecommunications Sector Index (2)                                       06/19/00

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

U T I L I T I E S  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Utilities Sector Index.

If Utilities UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Utilities Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Utilities Sector Index measures the performance of the utilities economic sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities. As of March 31, 2003, the weighted average capitalization of the Index was $______.

Principal Investment Strategy. Utilities UltraSector ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Utilities UltraSector ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Utilities UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Utilities UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Utilities UltraSector ProFund is also subject to the following risks:

..    The rates of regulated utility companies are subject to review and limitation by governmental regulatory commissions.
..    The value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.
..    As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have little or no experience.
..    Deregulation is subjecting utility companies to greater competition and may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Utilities UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows how the performance of Utilities UltraSector ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31

2001   -42.65%   2002   [   ]

During the period covered in the bar chart, the highest return on Investor Class Shares of Utilities UltraSector ProFund for one quarter was [-6.41% (quarter ended December 31, 2001) and the lowest return was -23.87% (quarter ended September 30, 2001).]

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    07/26/00
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  07/26/00
----------------------------------------------------------------------------------------------------
Dow Jones U.S. Utilities Sector Index (2)                                                07/26/00

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

W I R E L E S S  C O M M U N I C A T I O N S  U L T R A  S E C T O R
P R O F U N D

Investment Objective. Wireless Communications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Wireless Communications Index.

If Wireless Communications UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Wireless Communications Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The Dow Jones U.S. Wireless Communications Index measures the performance of the wireless communications industry of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services. As of March 31, 2003, the weighted average capitalization of the Index was $______.

Principal Investment Strategy. Wireless Communications UltraSector ProFund may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Wireless Communications UltraSector ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Wireless Communications UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Wireless Communications UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Wireless Communications UltraSector ProFund is also subject to the following risks:

..    The prices of the securities of wireless communications companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered.
..    Fierce competition for market share, and competitive challenges in the U.S.
     from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors.
..    Recent industry consolidation trends may lead to increased regulation of wireless communications companies in their primary markets.
..    Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Wireless Communications UltraSector ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows how the performance of Wireless Communications UltraSector ProFund Investor Class Shares has varied from year to year, and the table shows how the average annual returns for the Investor Class and Services Class Shares compare to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31

2001   -41.65%   2002   [  ]

During the period covered in the bar chart, the highest return on Investor Class Shares of Wireless Communications UltraSector ProFund for one quarter was [12.16% (quarter ended June 30, 2001) and the lowest return was -28.09% (quarter ended September 30, 2001).]

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                    06/19/00
  - Before Taxes
  - After Taxes on Distributions
  - After Taxes on Distributions and Sale of Shares
Service Class Shares(1)                                                                  06/19/00
----------------------------------------------------------------------------------------------------
Dow Jones U.S. Wireless Communications Index (2)                                         06/19/00

(1) Reflects no deduction for taxes.
(2) Reflects no deduction for fees, expenses or taxes.

B O N D  B E N C H M A R K E D   P R O F U N D S

The ProFunds contained in this section are benchmarked to the most recently issued 30-year U.S. Treasury Bond. The following chart outlines these ProFunds, their indices and daily objectives.

     PROFUND                    INDEX                                             DAILY INVESTMENT OBJECTIVE
     U.S. Government Plus       Most recently issued 30-year U.S. Treasury Bond   125%
     Rising Rates Opportunity   Most recently issued 30-year U.S. Treasury Bond   125% of the Inverse

The U.S. Government Plus ProFund may be appropriate for investors who:
     . expect the yield on the most recently issued 30-year U.S. Treasury Bond to decrease.

The Rising Rates Opportunity ProFund may be appropriate for investors who:
     . expect the yield on the most recently issued 30-year U.S. Treasury Bond to increase.
     . want to protect (hedge) the value of a diversified portfolio of high grade and/or government bonds from a market downturn they anticipate.

Both Bond Benchmarked ProFunds may be appropriate for investors who are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds or exchanging between bond mutual funds and money market funds. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee in certain circumstances.

U . S .  G O V E R N M E N T  P L U S  P R O F U N D

Investment Objective. U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond"). In accordance with its stated objective, the net asset value of U.S. Government Plus ProFund generally should decrease as interest rates rise.

If U.S. Government Plus ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times (125%) as much, on a percentage basis, as any daily increase in the Long Bond on a given day. Conversely, it should lose approximately one and one-quarter (125%) as much, on a percentage basis, as any daily decrease in the Long Bond on a given day.

Principal Investment Strategy. U.S. Government Plus ProFund may take positions in debt instruments and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. U.S. Government Plus ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents.

Principal Risk Considerations. The principal risks of investing in U.S. Government Plus ProFund are market risk, debt instrument risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and interest rate risk.

For more information on U.S. Government Plus ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because U.S. Government Plus ProFund commenced operations on May 1, 2002, it does not have a record of performance for a calendar year to compare against other investment companies or broad measures of securities market performance, such as indices.

R I S I N G  R A T E S  O P P O R T U N I T Y  P R O F U N D

Investment Objective. Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued Long Bond. In accordance with its stated objective, the net asset value of Rising Rates Opportunity ProFund generally should decrease as interest rates fall.

If Rising Rates Opportunity ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times (125%) as much, on a percentage basis, as any daily decrease in the Long Bond on a given day. Conversely, its net asset value should lose approximately one and one-quarter times (125%) as much, on a percentage basis, as any daily increase in the Long Bond on a given day.

Principal Investment Strategy. Rising Rates Opportunity ProFund may take positions in debt instruments and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. Rising Rates Opportunity ProFund may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. Rising Rates Opportunity ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in Rising Rates Opportunity ProFund are market risk, debt instrument risk, concentration risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, volatility risk, interest rate risk and repurchase agreement risk.

For more information on Rising Rates Opportunity ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Rising Rates Opportunity ProFund commenced operations on May 1, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

M O N E Y  M A R K E T   P R O F U N D

"During periods when investors want to maintain a neutral exposure to the stock market, the income earned from an investment in the Money Market ProFund can keep their capital at work."

M O N E Y  M A R K E T   P R O F U N D

Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

The Money Market ProFund may be appropriate for investors who:

     . desire a high level of current income consistent with liquidity and preservation of capital.
     . want to maintain a neutral exposure to the stock market. The income earned from an investment in Money Market ProFund can keep their capital at work.
     . want to adjust their target exposure to an index. For instance, an investor who desires to target a daily return of 1.5 times the daily performance of the S&P 500 Index could allocate 75% of his or her investment to UltraBull ProFund and 25% of the investment to Money Market ProFund.
     . are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds or exchanging between stock and/or bond mutual funds and money market funds. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

M O N E Y  M A R K E T  P R O F U N D

Investment Objective. Money Market ProFund currently invests all of its assets in the Cash Management Portfolio (the "Portfolio"), a separate investment company managed by Deutsche Asset Management, Inc. The objective of Money Market ProFund and the Portfolio are identical: both seek a high level of current income consistent with liquidity and preservation of capital.

Principal Investment Strategy. The Portfolio may invest in high-quality, short-term, dollar-denominated money market securities paying a fixed, variable or floating interest rate such as: debt instruments, U.S. government securities and repurchase agreements. The Portfolio may also invest in asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

Because many of the principal investments of the Portfolio are issued or credit-enhanced by banks and other financial institutions, it may invest more than 25% of its total assets in the financial services industry. The Portfolio may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations and may invest in other instruments, as described in the Statement of Additional Information.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less. Generally, securities in the Portfolio are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less on their purchase date. The Portfolio also may invest in longer-term securities that have features reducing their maturities to 397 days or less on their purchase date. The Portfolio buys securities that at the time of purchase:

     . have received the highest short-term rating from two nationally recognized statistical rating organizations;
     . have received the highest short-term rating from one rating organization (if only one organization rates the security);
     . if unrated, are determined to be of similar quality by the Portfolio's investment adviser; or
     . have no short-term rating, but are rated within the three highest long-term rating categories, or are determined to be of similar quality by the Portfolio's investment adviser.

Principal Risk Considerations. The principal risks of investing in Money Market ProFund are market risk, concentration risk, interest rate risk and repurchase agreement risk. In addition to these risks, Money Market ProFund is also subject to the following risks:

     . Credit Risk: The credit quality of a security depends on the issuer's ability to pay interest and repay debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it.
     . Security Selection Risk: While the Portfolio invests in short-term securities, which by nature should be relatively stable investments, the risk remains that the securities selected will not perform as expected. This could cause the Portfolio's yield to lag behind those of similar money market funds.
     . Prepayment Risk: When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high-yielding bond before it comes due, the Portfolio may have to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Portfolio's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

An investment in Money Market ProFund is not a deposit of a bank, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Money Market ProFund tries to maintain a stable net asset value of $1.00 per share, there is no guarantee that the Money Market ProFund will do so, and you could lose money by investing in this ProFund.

For more information on Money Market ProFund's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows how the performance of Money Market ProFund Investor Class Shares has varied from year to year. The table shows how the performance of the Investor Class and Service Class Shares has varied over time. Of course, past performance is no guarantee of future results.

Annual Returns as of December 31 each year

1998   4.84%     1999   4.48%     2000   5.74%     2001   3.28%     2002

During the periods covered in the bar chart, the highest return on Investor Class Shares of Money Market ProFund for one quarter was [1.51% (quarter ended September 30, 2000) and the lowest return was 0.37% (quarter ended December 31,
2001).]

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002                                ONE YEAR    FIVE YEARS    SINCE INCEPTION    INCEPTION DATE
Investor Class Shares                                                                                  11/17/97
Service Class Shares                                                                                   11/17/97

The 7-day yield (the income for the previous 7 days projected over a full year) for Money Market ProFund as of December 31, 2003 was [ [% for Investor Class Shares and [ ]% for Service Class Shares.

* Certain expenses incurred by Money Market ProFund were reimbursed voluntarily during the period. Without the reimbursement of some expenses, Money Market ProFund's total return and yield would be lower.

Master Feeder Structure. Money Market ProFund is a feeder fund that currently invests all of its assets in a master fund, the Portfolio. The Portfolio may accept investments from other feeder funds. Each feeder fund bears the Portfolio's expenses in proportion to their assets. Each feeder fund can set its own fund-specific expenses, transaction minimums and other requirements.

ProFund Advisors under which ProFund Advisors serves as investment adviser of Money Market ProFund, although no fee is payable under the investment advisory agreement unless the master-feeder relationship with the Portfolio is terminated and ProFund Advisors directly invests the assets of Money Market ProFund. Money Market ProFund's Trustees may withdraw its assets from the Portfolio if they believe doing so is in the shareholders' best interests.

F E E S  A N D  E X P E N S E S  O F  T H E  P R OF U N D S

The table below describes the fees and expenses you may pay if you buy and hold shares of a ProFund.

Shareholder Transaction Expenses (fees paid directly from your investment)

     Wire Redemption Fee (This charge may be waived at the
      discretion of ProFunds.)                                       $     10

Annual Fund Operating Expenses (as a percentage of average daily net assets)

                                                                                                    Total Net
                                                                   Total Annual                      Annual
                            Investment   Distribution                ProFund                          ProFund
                             Advisory    and Service     Other      Operating       Fee Waivers/    Operating
CLASSIC PROFUNDS               Fees      (12b-1) Fees   Expenses    Expenses      Reimbursements*   Expenses
Bull
  Investor Class [BLPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [BLPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Mid-Cap
  Investor Class [MDPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [MDPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Small-Cap
  Investor Class [SLPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [SLPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
OTC
  Investor Class [OTPIX]          0.70%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [OTPSX]           0.70%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Large-Cap Value+
  Investor Class [LVPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [LVPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Large-Cap Growth+
  Investor Class [LGPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [LGPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Mid-Cap Value
  Investor Class [MLPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [MLPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Mid-Cap Growth
  Investor Class [MGPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [MGPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Small-Cap Value
  Investor Class [SVPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [SVPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Small-Cap Growth
  Investor Class [SGPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [SGPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Asia 30+
  Investor Class [N/A]            0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [N/A]             0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Europe 30
  Investor Class [UEPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [UEPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%


                                                                                                    Total Net
                                                                   Total Annual                      Annual
                            Investment   Distribution                ProFund                         ProFund
                             Advisory    and Service     Other      Operating       Fee Waivers/    Operating
ULTRA PROFUNDS                 Fees      (12b-1) Fees   Expenses    Expenses      Reimbursements*   Expenses
UltraBull
  Investor Class [ULPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [ULPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
UltraMid-Cap
  Investor Class [UMPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [UMPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
UltraSmall-Cap
  Investor Class [UAPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [UAPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
UltraDow 30
  Investor Class [UDPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [UDPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
UltraOTC
  Investor Class [UOPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [UOPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
UltraJapan
  Investor Class [UJPIX]          0.90%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [UJPSX]           0.90%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%

                                                                                                    Total Net
                                                                   Total Annual                      Annual
                            Investment   Distribution                ProFund                          ProFund
                             Advisory    and Service     Other      Operating       Fee Waivers/    Operating
INVERSE PROFUNDS               Fees      (12b-1) Fees   Expenses    Expenses      Reimbursements*   Expenses
Bear
  Investor Class [BRPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [BRPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Short Small-Cap
  Investor Class [SHPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [SHPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Short-OTC
  Investor Class [SOPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [SOPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
UltraBear
  Investor Class [URPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [URPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
UltraShort OTC
  Investor Class [USPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [USPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%

                                                                                                    Total Net
                                                                   Total Annual                      Annual
                            Investment   Distribution                ProFund                         ProFund
                             Advisory    and Service     Other      Operating      Fee Waivers/     Operating
ULTRASECTOR PROFUNDS           Fees      (12b-1) Fees   Expenses    Expenses      Reimbursements*   Expenses
Airlines +
  Investor Class [N/A]            0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [N/A]             0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Banks
  Investor Class [BKPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [BKPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Basic Materials
  Investor Class [BMPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [BMPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Biotechnology
  Investor Class [BIPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [BIPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Consumer Cyclical+
  Investor Class [N/A]            0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [N/A]             0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Consumer Non-Cyclical+
  Investor Class [N/A]            0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [N/A]             0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Energy
  Investor Class [ENPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [ENPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Financial
  Investor Class [FNPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [FNPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Healthcare
  Investor Class [HCPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [HCPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Industrial+
  Investor Class [N/A]            0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [N/A]             0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Internet
  Investor Class [INPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [INPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Leisure Goods & Services+
  Investor Class [N/A]            0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class  [N/A]            0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Oil Drilling Equipment &
Services+
  Investor Class  [N/A]           0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class  [N/A]            0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Pharmaceuticals
  Investor Class [PHPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [PHPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Precious Metals
  Investor Class [PMPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [PMPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Real Estate
  Investor Class [REPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [REPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Semiconductor
  Investor Class [SMPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [SMPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%

                                                                                                    Total Net
                                                                   Total Annual                      Annual
                            Investment   Distribution                ProFund                         ProFund
ULTRASECTOR PROFUNDS -       Advisory    and Service     Other      Operating      Fee Waivers/     Operating
cont.                          Fees      (12b-1) Fees   Expenses    Expenses      Reimbursements*   Expenses
Technology
  Investor Class [TEPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [TEPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Telecommunications
  Investor Class [TCPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [TCPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Utilities
  Investor Class [UTPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [UTPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Wireless Communications
  Investor Class [WCPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [WCPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%

                                                                                                    Total Net
                                                                   Total Annual                      Annual
                            Investment   Distribution                ProFund                         ProFund
                             Advisory    and Service     Other      Operating      Fee Waivers/     Operating
BOND BENCHMARKED PROFUNDS      Fees      (12b-1) Fees   Expenses    Expenses      Reimbursements*   Expenses
U.S. Government Plus
  Investor Class [GVPIX]          0.50%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [GVPSX]           0.50%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%
Rising Rates Opportunity
  Investor Class [RRPIX]          0.75%          0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [RRPSX]           0.75%          1.00%       [ ]%           [ ]%              [ ]%        [ ]%

                                                                                                    Total Net
                                                                   Total Annual                      Annual
                            Investment   Distribution                ProFund                         ProFund
                             Advisory    and Service     Other      Operating      Fee Waivers/     Operating
MONEY MARKET PROFUND **        Fees      (12b-1) Fees   Expenses    Expenses      Reimbursements*   Expenses
  Investor Class [MPIXX]         [0.15%]         0.00%       [ ]%           [ ]%              [ ]%        [ ]%
  Service Class [MPSXX]          [0.15%]         1.00%       [ ]%           [ ]%              [ ]%        [ ]%

*For ProFunds other than Money Market ProFund, ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed [ ]% for Investor Class Shares and [ ]% for Service Class Shares through [ ]. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors to the extent that the repayment will not cause the ProFund's expenses to exceed the stated limit. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

** Reflects the expenses of both the Money Market ProFund (feeder fund) and the Cash Management Portfolio (master fund).

*** Distribution and service fees incurred by the Service Class were temporarily reduced to [ ]% (on an annualized basis) during the fiscal year ended December 31, 2002.

+ Other expenses are estimates.

Example: This example is intended to help you compare the cost of investing in the ProFunds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a ProFund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the ProFunds remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

CLASSIC PROFUNDS            One Year   Three Years   Five Years   Ten Years

Bull
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
Mid-Cap
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
Small-Cap
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
OTC
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
Large-Cap Value*
  Investor Class            $    [ ]   $       [ ]
  Service Class             $    [ ]   $       [ ]
Large-Cap Growth*
  Investor Class            $    [ ]   $       [ ]
  Service Class             $    [ ]   $       [ ]
Mid-Cap Value
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
Mid-Cap Growth
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
Small-Cap Value
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
Small-Cap Growth
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
Asia 30**
  Investor Class            $    [ ]   $       [ ]
  Service Class             $    [ ]   $       [ ]
Europe 30
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]

ULTRA PROFUNDS              One Year   Three Years   Five Years   Ten Years

UltraBull
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
UltraMid-Cap
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
UltraSmall-Cap
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
UltraDow 30
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
UltraOTC
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
UltraJapan
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]

INVERSE PROFUNDS            One Year   Three Years   Five Years   Ten Years

Bear
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
Short Small-Cap
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
Short OTC
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
UltraBear
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
UltraShort OTC
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]

ULTRASECTOR PROFUNDS        One Year   Three Years   Five Years   Ten Years

Airlines**
  Investor Class            $    [ ]   $       [ ]
  Service Class             $    [ ]   $       [ ]
Banks
  Investor Class            $    [ ]   $       [ ]          [ ]         [ ]
  Service Class             $    [ ]   $       [ ]          [ ]         [ ]
Basic Materials
  Investor Class            $    [ ]   $       [ ]          [ ]         [ ]
  Service Class             $    [ ]   $       [ ]          [ ]         [ ]
Biotechnology
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
Consumer Cyclical**
  Investor Class            $    [ ]   $       [ ]
  Service Class             $    [ ]   $       [ ]
Consumer Non-Cyclical**
  Investor Class            $    [ ]   $       [ ]
  Service Class             $    [ ]   $       [ ]
Energy
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
Financial
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
Healthcare
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
Industrial
  Investor Class            $    [ ]   $       [ ]
  Service Class             $    [ ]   $       [ ]
Internet
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
Leisure Goods &
Services**
  Investor Class            $    [ ]   $       [ ]
  Service Class             $    [ ]   $       [ ]
Oil Drilling Equipment
& Services**
  Investor Class            $    [ ]   $       [ ]
  Service Class             $    [ ]   $       [ ]
Pharmaceuticals
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
Precious Metals
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
Real Estate
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
Semiconductor
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
Technology
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]

ULTRASECTOR PROFUNDS -      One Year   Three Years   Five Years   Ten Years
cont.

Telecommunications
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
Utilities
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
Wireless Communications
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]


BOND BENCHMARKED            One Year   Three Years   Five Years   Ten Years
PROFUNDS

U.S. Government Plus
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
Rising Rates Opportunity
  Investor Class            $    [ ]   $       [ ]   $      [ ]   $     [ ]
  Service Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]

MONEY MARKET PROFUND***     One Year   Three Years   Five Years   Ten Years

 Investor Class             $    [ ]   $       [ ]   $      [ ]   $     [ ]
 Service Class              $    [ ]   $       [ ]   $      [ ]   $     [ ]

* The ProFund commenced operations after June 30, 2002 and therefore does not project expenses for the 5- and 10-year periods.
** As of the date of this prospectus, the ProFund has not commenced operations and therefore does not project expenses for the 5- and 10-year periods.
*** Reflects the expenses of both the Money Market ProFund (feeder fund) and the Cash Management Portfolio (master fund).

S T R A T E G I E S  A N D  R I S K S

More on Strategies: In seeking to achieve the ProFunds' investment objectives (other than the Money Market ProFund), ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the ProFunds should hold to approximate the performance of their benchmarks. ProFund Advisors does not invest the assets of the ProFunds in stocks or financial instruments based on ProFund Advisors' view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis, or forecast stock market movement or trends, in managing the assets of the ProFunds. The ProFunds do not seek to provide performance results that track their benchmarks over a period of time other than daily because mathematical compounding prevents the ProFunds from achieving such results. The ProFunds also do not take temporary defensive positions.

Under normal circumstances, all Mid-Cap, Small-Cap and Large-Cap ProFunds, Asia 30, Europe 30, UltraDow 30, UltraJapan, and all UltraSector ProFunds seek their investment objectives by committing at least 80% of their assets to investments that, in combination, have economic characteristics similar to the type of investment suggested by their names. These investments may include, without limitation, securities, futures contracts, options on futures contracts, swap agreements, options on securities and indices, U.S. Government securities, repurchase agreements, or a combination of the foregoing. The ProFunds subject to the name policy will seek to provide shareholders with at least 60 days' prior notice of any change in the policy.

More On Risks: The ProFunds, other than the Money Market ProFund, are designed to correspond to the daily performance , a multiple of the daily performance or the inverse of the daily performance of a benchmark index - whether the benchmark index is rising or falling. Each ProFund seeks to remain fully invested at all times in securities or financial instruments that provide exposure to its benchmark index without regard to market volatility or other factors. Therefore, securities may be purchased, retained and sold by a ProFund at times when non index-based funds would not do so.

There is no guarantee that any ProFund will achieve its investment objective and, as with any mutual fund, a ProFund could lose money, or its performance could trail that of other investment alternatives. The investment objective of each ProFund is non-fundamental and may be changed without shareholder approval.

In addition to the general risk of investing in index funds cited above, the following risks apply to certain or all ProFunds (as specified in each ProFund description):

Active Investment Risk. ProFund Advisors expects a significant portion of the assets of the ProFunds to come from professional money managers and investors who use ProFunds as part of "market timing" investment strategies. These strategies often call for frequent trading of ProFund shares to take advantage of anticipated changes in market conditions. Although ProFunds believes its accounting methodology should minimize the effect of such trading, active trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction expenses. In addition, large movements of assets into and out of the ProFunds may negatively impact a ProFund's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a ProFund's expense ratio may vary from current estimates or the historical ratio disclosed in this prospectus.

Aggressive Investment Technique Risk. The ProFunds use investment techniques that may be considered aggressive, including the use of futures contracts, options on futures contracts, swap agreements, options on securities and indices, repurchase agreements, forward contracts and similar instruments. Such techniques, particularly when used to create leverage, may expose the ProFunds to potentially dramatic changes in the value of the instruments and imperfect correlation between the value of the instruments and the security or index underlying a ProFund's benchmark. The use of aggressive investment techniques may also expose a ProFund to additional risks, including: 1) the risk that a counterparty to a contract or agreement fails to honor its obligations; 2) credit or performance risk on the amount each ProFund expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will not move as expected and a ProFund will incur significant losses;
4) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust a ProFund's position in a particular instrument when desired.

Concentration Risk. Concentration risk results from maintaining exposure to issuers conducting business in specific market or industry sectors, and the risk that those issuers (or market sector) will perform poorly and therefore negatively impact the ProFunds subject to this risk.

Correlation Risk. A number of factors may affect a ProFund's ability to achieve a high correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. The following factors, including fees and expenses and income items, may adversely affect a ProFund's correlation with its benchmark. A ProFund may invest in securities or in other financial instruments not included in its benchmark index. A ProFund may not have investment exposure to all securities in its benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. A ProFund may be subject to large movements of assets into and out of the ProFund and may receive trade information after the relevant exchange or market closes, potentially resulting in the ProFund being over- or under-exposed. An exchange or market may close early, which may result in a ProFund being unable to sell or buy securities on that day or may halt trading in securities held by a ProFund, which may result in a ProFund being unable to sell or buy securities and certain options or futures contracts. In such circumstances, a ProFund may be unable to accurately price its investments or may incur substantial trading losses. Also, daily rebalancing of a ProFund in order to maintain the designated exposure required to meet the daily investment objectives, combined with daily compounding, may adversely affect a ProFund's correlation with its benchmark.

Debt Instrument Risk. Each ProFund may invest in debt instruments, and U.S. Government Plus ProFund, Rising Rates Opportunity ProFund and Money Market ProFund may invest principally in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of a debt instrument falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security can repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in a ProFund to decrease.

Equity Risk. The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund to decrease. The Inverse ProFunds respond differently to these risks than positively correlated funds.

Foreign Investment Risk. Foreign stocks and financial instruments correlated to such stocks may be more volatile than their U.S. counterparts for a variety of reasons, such as economic or political developments, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or inaccurate. Additionally, certain countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Securities of financial instruments purchased by a ProFund may be impacted by fluctuations in foreign currencies. The value of such securities or instruments could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.

Geographic Concentration Risk. Certain ProFunds may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments. For example, in 1997 and 1998, the values of some Asian currencies declined significantly, triggering a loss of investor confidence that resulted in a decline in the value of the stock markets, and individual company stocks, in the affected countries. Similar devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. Similarly, European companies could be hurt by such factors as regional economic downturns, policies adopted in the European Economic and Monetary Union, or difficulties experienced as certain countries, and particularly those in Eastern Europe, implement significant free market economic reforms. Japanese economic growth has weakened and Japan's stock markets have significantly declined since the early 1990s, and the current economic conditions remain uncertain. Japanese companies could be hurt by a failure to successfully implement significant proposed reforms to Japan's economy and financial system, among other considerations.

Growth Investing Risk. An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Interest Rate Risk. Interest rate risk is the risk that securities may fluctuate in value due to changes in interest rates and other factors. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities. To minimize this risk in the Money Market ProFund, the Portfolio's investment adviser limits the dollar-weighted average maturity of the securities held by the Portfolio to 90 days or less and primarily buys securities with remaining maturities of 13 months or less.

Inverse Correlation Risk. Shareholders in the Inverse ProFunds and Rising Rates Opportunity ProFund should lose money when the index or security underlying such ProFunds benchmark rises - a result that is the opposite from traditional equity or bond mutual funds.

Leverage Risk. Leverage offers a means of magnifying market movements into larger changes in an investment's value and provide greater investment exposure than an unleveraged investment. Leverage should cause investors to lose more money in market environments adverse to their benchmark. While certain ProFunds use leverage as a primary investment technique, all of the ProFunds (except the Money Market ProFund) may borrow or use other forms of leverage for investment purposes.

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the ProFunds invest, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds from limiting losses or realizing gains.

Market Risk. The ProFunds are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds, other than the Inverse ProFunds, Rising Rates Opportunity ProFund and the Money Market ProFund, should normally lose value on days when the index underlying their benchmark declines. Investors in the Inverse ProFunds and Rising Rates Opportunity ProFund should lose value on days when the index underlying their benchmark increases.

Mid-Cap Company Investment Risk. Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Non-Diversification Risk. The ProFunds are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of issues, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be. This risk may be particularly acute with respect to a ProFund whose index underlying its benchmark comprises a small number of stocks or other securities.

Repurchase Agreement Risk. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a ProFund may lose money because: it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the ProFund may have difficulty exercising rights to the collateral.

Short Sale Risk. Selling short, or borrowing stock to sell to a third party, is a technique that may be employed by ProFund Advisors to obtain proper inverse exposure or adjust investment exposure to a benchmark index. If a ProFund returns the security to the lender at a price lower than the price at which it borrowed the security plus interest incurred, the ProFund will earn a positive return (profit) on the difference. If the current market price is greater when the time comes to return the security, the ProFund will incur a negative return
(loss) on the transaction. The ProFunds' use of short sales involves additional transaction costs. While short sales can be used to achieve a ProFund's investment objectives, under certain market conditions, they can increase the volatility, and decrease the liquidity, of a ProFund. Such investments may lower a ProFund's return or result in a loss.

Small Company Investment Risk. The risk of equity investing may be particularly acute when a ProFund invests in the securities of issuers with small market capitalization. Small company stocks are typically less liquid then large company stocks and liquidating positions in turbulent market conditions could become difficult. Small company stocks tend to have greater fluctuations in price than the stocks of large companies and there can be a shortage of reliable information on certain small companies, which at times can pose a risk. In addition, small companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on the companies' share prices.

Technology Concentration Risk. Technology companies are subject to intense competition, both domestically and internationally, and may have limited product lines, markets, financial resources or personnel. Due to rapid technological developments and frequent new product introduction, technology companies bear the additional risk of product obsolescence as well as the dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Value Investing Risk. Value investing carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock deemed to be undervalued may actually be appropriately priced. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks.

Volatility Risk. The ProFunds subject to volatility risk seek to achieve a multiple or the inverse of a multiple of an index. Therefore, they experience greater volatility than the indexes underlying their benchmarks and greater potential for loss.

OTHER IMPORTANT CONCEPTS AND DEFINITIONS:

This section describes important concepts that may be unfamiliar to an investor reading about the ProFunds.

..    Call Options give investors the right to buy a stock at an agreed-upon price on or before a certain date. A put option gives you the right to sell a stock at an agreed-upon price on or before a certain date.
..    Collar is the simultaneous purchase of an equity floor and the sale of an equity cap (specified financial terms are described in this section).
..    Debt Instruments are bonds and other securities, such as certificates of deposit, euro time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. government securities, that are used by U.S. and foreign banks, financial institutions, corporations, or other entities, to borrow money from investors. Holders of debt instruments have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt instruments, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.
..    Derivative Investments are investment contracts whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts, forward contracts, swap agreements and other instruments ProFunds might use may be considered derivative investments.
..    Depositary Receipts (DRs), which include American Depositary Receipts
     (ADRs), Global Depositary Receipts (GDRs), and New York Shares (NYSs), are negotiable U.S. securities that generally represent a non-U.S. company's publicly traded equity. DRs are actually a derivative security of a non-U.S. company created by depositing ordinary shares of the non-U.S. company in a custodial account at a U.S. depository bank, which in turn issues new securities representing ownership interests in the ordinary shares of the company. Types of DR's include

     . ADRs: The most common type of DR, ADRs are publicly available to U.S. investors on a national stock exchange or in the over-the-counter market exchanges. One ADR typically represents a multiple or a fraction of one home market ordinary share.
     . GDRs: In addition to trading in the U.S, GDRs are generally available in one or more markets outside the foreign company's home country. GDRs are often referred to as ADRs. One GDR typically represents a multiple or a fraction of one home market ordinary share.
     . NYSs: A New York Share is a share of New York registry, representing equity ownership in a non-U.S. company. One New York Share is always equal to one home market ordinary share. New York Shares are used primarily by Dutch companies.

..    Equity Cap is an agreement in which one party, for a premium paid up-front, agrees to pay the other party at a specific time period if a designated stock market benchmark moves above a certain level, agreed upon in advance.
..    Equity Securities are securities that include common stock, preferred securities, depositary receipts, convertible securities and rights and warrants. Stocks represent an ownership interest in a corporation.
..    Financial Instruments The ProFunds (excluding the Money Market ProFund) may utilize a variety of financial instruments in pursuing their investment objectives, including investing in derivative instruments such as futures contracts, options on futures contracts, equity caps, collars, floors, swap agreements, forward contracts, structured notes, and options on securities and stock indices. The ProFunds may also invest in ADRs, GDRs and NYS traded on U.S. markets. The ProFunds may invest in financial instruments as a substitute for investing directly in stocks or bonds in order to gain exposure to the appropriate benchmark index or security. Financial instruments may also be used to produce economically "leveraged" investment results.
..    Floors are agreements in which one party agrees to pay the other if a specific market benchmark falls below a certain level.
..    Forward contracts are two-party contracts where a purchase or sale of a specific quantity of a commodity, government security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Unlike an options contract, a forward contract is a completed contract and there can be a cover for the sales of a futures contract. Forward contracts are entered into with dealers or financial institutions.
..    Futures or futures contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date.
..    Hedging is a strategy that attempts to reduce the risk of a portfolio by making investments that are expected to perform differently than - or even offset - each other.
..    Leverage is a means of enhancing return or value without increasing investment. Leverage offers a means of magnifying market movements into larger changes in an investment's value. Equity caps, collars and floors, swap agreements, futures contracts, short sales, and options on securities indexes and futures are all means of employing leverage.
..    Money Market Instruments are short-term debt instruments that have terms-to-maturity of less than 367 days and exhibit high quality credit profiles. Such instruments are subject to the regulations governing money market mutual funds.
..    Optimization Techniques A ProFund may hold a representative sample of the securities in the index underlying a ProFund's benchmark, which have aggregate economic characteristics similar to those of the index. In addition, a ProFund may invest in securities or financial instruments that are not included in the index or may overweight or underweight certain securities or groups of securities contained in the index.

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..    Option Contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day.
..    Ordinary Shares are capital stock or equity of a publicly traded company, often referred to as common stock. Ordinary shares receive secondary preference to preferred stock in the distribution of dividends and often assets. Many ordinary shares of U.S. companies are registered and trade on U.S. exchanges. Ordinary shares of foreign companies can also trade directly on U.S. exchanges. Such shares are often called Global Registered Shares (GRSs) and trade in U.S. and other countries in the same form as they trade in their home market.
..    Repurchase Agreements are agreements between a seller and a buyer, usually of U.S. Government securities, whereby the seller agrees to repurchase the securities at an agreed upon price and, usually, at a stated time.
..    Reverse Repurchase Agreements involve the sale of a security by a fund to another party (generally a bank or dealer) in return for cash and an agreement by the fund to buy the security back at a specified price and time.
..    Selling Short is selling a stock, usually borrowed, in anticipation of buying it back at a lower price.
..    Structured Notes are complex debt instruments in which the issuer enters into one or more swap arrangements to change the cash flows it is required to make.
..    Swap Agreements are two-party contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.
..    U.S. Government Securities are debt issues of the U.S. government, such as
     Treasury bills, notes and bonds.

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P R O F U N D S  M A N A G E M E N T

"The ProFunds' Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds' officers are responsible for the day-to-day operations of the ProFunds."

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P R O F U N D S  M A N A G E M E N T

BOARD OF TRUSTEES AND OFFICERS

The ProFunds' Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds' officers are responsible for the day-to-day operations of the ProFunds.

INVESTMENT ADVISER

PROFUND ADVISORS LLC

ProFund Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to all of the ProFunds and provides management services to the ProFunds. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund. It is entitled to receive annual fees equal to 0.75% of the average daily net assets of each non-money market ProFund, except OTC ProFund, U.S. Government Plus ProFund and UltraJapan ProFund, for which it is entitled to receive annual fees equal to 0.70%, 0.50% and 0.90%, respectively, of the average daily net assets of each such ProFund. ProFund Advisors bears the costs of providing advisory services. ProFund Advisors may pay, out of the advisory fees that it receives, intermediaries or other service providers. During the year ended December 31, 2002, each ProFund for which ProFund Advisors served as investment adviser and which had a full year of operations, paid ProFund Advisors fees in the following amounts:

Fees Paid (as a percentage of average daily net assets)
         Bull                                           [ ]%
         Mid-Cap                                        [ ]%
         Small-Cap                                      [ ]%
         OTC                                            [ ]%
         Mid-Cap Value                                  [ ]%
         Mid-Cap Growth                                 [ ]%
         Small-Cap Value                                [ ]%
         Small-Cap Growth                               [ ]%
         Europe 30                                      [ ]%
         UltraBull                                      [ ]%
         UltraMid-Cap                                   [ ]%
         UltraSmall-Cap                                 [ ]%
         UltraOTC                                       [ ]%
         UltraJapan                                     [ ]%
         Bear                                           [ ]%
         UltraBear                                      [ ]%
         UltraShort OTC                                 [ ]%
         Banks                                          [ ]%
         Basic Materials                                [ ]%
         Biotechnology                                  [ ]%
         Energy                                         [ ]%
         Financial                                      [ ]%
         Healthcare                                     [ ]%
         Internet                                       [ ]%
         Pharmaceuticals                                [ ]%
         Real Estate                                    [ ]%
         Semiconductor                                  [ ]%
         Technology                                     [ ]%
         Telecommunications                             [ ]%
         Utilities                                      [ ]%
         Wireless Communications                        [ ]%

ProFund Advisors serves as investment advisor of the Money Market ProFund for an annual fee equal to 0.35% of the average daily net assets of the Money Market ProFund, although no fee is payable under the agreement until the master-feeder relationship with the Portfolio is terminated and ProFund Advisors directly invests the assets of the Money Market ProFund.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC since 1997, formerly served as senior vice president of Padco Advisors, Inc., which advises Rydex(R) Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

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

Louis M. Mayberg, President of ProFund Advisors LLC since 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Director of Portfolio for ProFund Advisors LLC since 1997, has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at George Washington University. He earned his degrees at the University of Kentucky. Each ProFund is managed by an investment team chaired by Dr. Seale.

DEUTSCHE ASSET MANAGEMENT, INC.

Money Market ProFund currently seeks to achieve its investment objective by investing all of its assets in a portfolio managed by Deutsche Asset Management, Inc. ("DeAM, Inc."), with headquarters at 280 Park Avenue, New York, NY 10017. DeAM, Inc. makes the Portfolio's investment decisions and assumes responsibility for the securities the Portfolio owns. It receives an annual fee equal to 0.15% of the average daily net assets of the Portfolio.

As of December 31, 2002, DeAM, Inc. had total assets of approximately $90 billion under management. DeAM, Inc. is an indirect wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

OTHER SERVICE PROVIDERS

ProFunds Distributors, Inc., located at 3435 Stelzer Road, Columbus, Ohio, 43219, acts as the distributor of ProFund shares and is an affiliate of BISYS Fund Services Limited Partnership ("BISYS"). BISYS, located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the administrator to the ProFunds, providing operations, compliance and administrative services.

ProFund Advisors also performs client support and administrative services for the ProFunds. ProFund Advisors is entitled to receive annual fees equal to 0.15% of the average daily net assets of each ProFund (other than Money Market ProFund, which is discussed below) for such services. During the year ended December 31, 2002, each ProFund for which ProFund Advisors served as investment adviser and which had a full year of operations paid ProFund Advisors fees in the following amounts:

Fees Paid (as a percentage of average daily net assets)
         Bull                                           [ ]%
         Mid-Cap                                        [ ]%
         Small-Cap                                      [ ]%
         OTC                                            [ ]%
         Mid-Cap Value                                  [ ]%
         Mid-Cap Growth                                 [ ]%
         Small-Cap Value                                [ ]%
         Small-Cap Growth                               [ ]%
         Europe 30                                      [ ]%
         UltraBull                                      [ ]%
         UltraMid-Cap                                   [ ]%
         UltraSmall-Cap                                 [ ]%
         UltraOTC                                       [ ]%
         UltraJapan                                     [ ]%
         Bear                                           [ ]%
         UltraBear                                      [ ]%
         UltraShort OTC                                 [ ]%
         Banks                                          [ ]%
         Basic Materials                                [ ]%
         Biotechnology                                  [ ]%
         Energy                                         [ ]%
         Financial                                      [ ]%
         Healthcare                                     [ ]%
         Internet                                       [ ]%
         Pharmaceuticals                                [ ]%
         Real Estate                                    [ ]%

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         Semiconductor                                  [ ]%
         Technology                                     [ ]%
         Telecommunications                             [ ]%
         Utilities                                      [ ]%
         Wireless Communications                        [ ]%

During the year ended December 31, 2002, ProFund Advisors received fees equal to [0.35]% of the average daily net assets of Money Market ProFund for client support and administrative services, and for feeder fund management, administration and reporting with respect to Money Market ProFund's relationship to the Portfolio.

If the ProFund's Board of Trustees terminates Money Market ProFund's master-feeder relationship with the Portfolio, the fee charged by ProFund Advisors under the Management Services Agreement shall be reduced from 0.35% to 0.15% of the average daily net assets of Money Market ProFund, as feeder fund management, administration and reporting with respect to the master-feeder relationship would no longer be required.

INDEX INFORMATION

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," "500", and "S&P MidCap 400," "Standard &Poor's MidCap 400," "S&P Small-Cap 600," "Standard &Poor's Small-Cap 600," "S&P MidCap 400/BARRA Growth Index," "S&P MidCap 400/BARRAValue Index," "S&P SmallCap 600/BARRAGrowth Index," and "S&P Small-Cap 600/BARRA Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds. "Russell 2000 Index" is a trademark of the Frank Russell Company. "NASDAQ-100 Index" is a trademark of the NASDAQ Stock Markets, Inc. ("NASDAQ"). "Philadelphia Stock Exchange Gold and Silver Sector Index" is a service mark of the Philadelphia Stock Exchange. The ProFunds are not sponsored, endorsed, sold or promoted by Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange or the Frank Russell Company and neither Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange nor the Frank Russell Company makes any representation regarding the advisability of investing in ProFunds.

"Dow Jones," "Dow 30," "Dow Jones Industrial Average," "DJIA," and the name of each Dow Jones sector index are service marks of Dow Jones & Company, Inc.

Dow Jones does not:

     . Sponsor, endorse, sell or promote UltraDow 30 ProFund or UltraSector ProFunds (together, the "ProFunds").
     . Recommend that any person invest in the ProFunds or any other securities.
     . Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds.
     . Have any responsibility or liability for the administration, management of marketing of the ProFunds.
     . Consider the needs of the ProFunds or the owners of the ProFunds in determining, composing or calculating the Dow Jones sector indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

     . The results to be obtained by the ProFunds, the owner of the ProFunds or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;
     . The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or
     . The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds or any other third parties.

(Please see the Statement of Additional Information, which sets forth certain additional disclaimers and limitations of liabilities).

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G E N E R A L  P R O F U N D S  I N F O R M A T I O N

"Purchases, redemptions and exchanges of shares are affected at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption or exchange request."

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

G E N E R A L  P R O F U N D S  I N F O R M A T I O N

CALCULATING SHARE PRICES
(All ProFunds Except Money Market ProFund)

Each ProFund (other than U.S. Government Plus ProFund and Rising Rates Opportunity ProFund) calculates its daily share price on the basis of the net asset value of each class of shares at the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern time) every day the NYSE is open for business. U.S. Government Plus ProFund and Rising Rates Opportunity ProFund calculate their daily share price on the basis of the net asset value of each class of shares at the close of regular trading on the NYSE every day the NYSE is open for business except for Columbus Day and Veterans' Day and as provided below.

Purchases and redemptions and exchanges of shares are effected at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption or exchange request. If a ProFund's portfolio investments trade in markets on days when the ProFund's principal trading market(s) is closed, the ProFund's net asset value may vary on days when investors cannot purchase or redeem shares.

Each ProFund determines the net asset value per share of each class of its shares by dividing the market value of the assets attributable to the class, less the liabilities attributable to the class, by the number of the class's outstanding shares.

A ProFund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available, that investment may be valued by another method that the Board of Trustees believes accurately reflects fair value. The use of this fair valuation method may be appropriate if, for example, market quotations do not accurately reflect fair value for an investment, an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close. This procedure incurs the unavoidable risk that the fair value of an investment may be higher or lower than the investment might actually command if the ProFund sold it. See the Statement of Additional Information for more details.

The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day. If the exchange or market on which a ProFund's underlying investments are primarily traded closes early, the net asset value may be calculated prior to its normal calculation time. For example, if the Bond Market Association recommends an early close of the bond markets, U.S. Government Plus ProFund and Rising Rates Opportunity ProFund may also close early.

CALCULATING THE MONEY MARKET PROFUND'S SHARE PRICE

Money Market ProFund calculates daily share prices on the basis of the net asset value of each class of shares at the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time) every day the NYSE is open for business. The bond markets or other primary trading markets for the Portfolio may close early on the day before certain holidays on which the NYSE is closed, and the day after Thanksgiving. If the Bond Market Association recommends an early close of the bond markets, the Money Market ProFund also may close early. The Money Market ProFund will cease taking transaction requests at such times, including requests to exchange to or from other ProFunds. The Money Market ProFund's net asset value per share for each class of shares will normally be $1.00, although Deutsche Asset Management, Inc. cannot guarantee that this will always be the case. The Portfolio uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys. This method does not reflect daily fluctuations in market value.

DIVIDENDS AND DISTRIBUTIONS

Each of the ProFunds intends to declare and distribute to its shareholders annually all of the year's net investment income and net capital gains. Such distributions may cause a ProFund to deviate from its daily benchmark. Each ProFund will reinvest these distributions in additional shares of the ProFund making the distribution unless a shareholder has written to request a direct cash distribution. As a general policy, ProFunds does not announce dividend distribution dates in advance.

Money Market ProFund and U.S. Government Plus ProFund declare dividends from net investment income daily and pay the dividends on a monthly basis. Real Estate UltraSector ProFund declares dividends from net investment income quarterly and pays the dividends on a quarterly basis. Money Market ProFund, U.S. Government Plus ProFund and Real Estate UltraSector ProFund will pay annually any long-term capital gains as well as any short-term capital gains that they did not distribute during the year, but reserve the

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

right to include in the dividend any short-term capital gains on securities that they sell. Each of the other ProFunds declares and distributes net investment income and net capital gains on an annual basis.

Money Market ProFund may revise these policies, postpone the payment of dividends and interest or take other actions in order to maintain a constant net asset value of $1.00 per share.

Please keep in mind:

..    Dividend and distribution proceeds will be reinvested in additional shares of the ProFund making the distribution unless you have requested in writing that proceeds be paid to you by check.

..    By selecting the direct cash distribution option, the shareholder agrees to the following conditions:

     . Any dividend or distribution check, which has been returned to ProFunds, or has remained uncashed for a period of six months from the issuance date, will be cancelled, and the funds will be reinvested on the date of cancellation into the appropriate class of the ProFund from which such distribution was paid; and

     . Any account on which a dividend or distribution check was returned or remained uncashed for a period of six months will automatically have the dividend and distribution payment election adjusted so that all future dividends or distributions are reinvested into the appropriate class of the ProFund from which such dividend or distribution would have been paid unless subsequent distribution checks have been cashed.

TAX CONSEQUENCES

The following information is meant as a general summary for U.S. taxpayers. Please see the SAI for more information. You should rely on your own tax advisor about the particular federal, state, local and foreign tax consequences to you of investing in a ProFund.

A ProFund does not ordinarily pay income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. ProFund shareholders may be subject to tax on the dividends they receive. Each ProFund expects to distribute all or substantially all of its income and gains to shareholders every year. Shareholders will generally be subject to tax on dividends regardless of how long they have held ProFund shares and regardless of whether they receive cash or choose to have distributions and dividends reinvested. Dividends generally will be taxable as either ordinary income or long-term capital gains. For example, if a ProFund designates a particular distribution as a long-term capital gains distribution, it will be taxable to shareholders at their long-term capital gains rate. Dividends may also be subject to state and local taxes. If shareholders sell or redeem their ProFund shares, they may have a capital gain or loss, which will be long-term or short-term, generally depending upon how long they have held the shares. An exchange out of a ProFund is generally considered as a sale of the ProFund.

Every year the ProFunds will send shareholders tax information on the dividends and distributions for the previous year.

The tax consequences for tax deferred retirement accounts or non-taxable shareholders will be different.

Please keep in mind:

..    Whether a distribution by a ProFund is taxable to shareholders as ordinary income or at the lower capital gains rate depends on whether it is long-term capital gains of the ProFund, not on how long an investor has owned shares of the ProFund.

..    Dividends and distributions declared by a ProFund in October, November or
     December of one year and paid in January of the next year may be taxable in the year the ProFund declared them.

..    As with all mutual funds, a ProFund may be required to withhold U.S.
     federal income tax at the rate of 30% of all taxable distributions and redemption proceeds payable to shareholders who fail to provide the ProFund with correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. You also may be subject to a $50 fee to reimburse the ProFunds for any penalty that the IRS may impose.

Please see the Statement of Additional Information for more information. Because each investor's tax circumstances are unique and because the tax laws are subject to change, ProFunds recommends that shareholders consult their tax advisors about federal, state, local and foreign tax consequences of investment in the ProFunds.

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DISTRIBUTION AND SERVICE (12b-1) FEES

Under a Distribution and Shareholder Services Plan adopted by the Board of Trustees, each ProFund may pay financial intermediaries such as broker-dealers, investment advisers and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities with respect to Service Class shares and/or shareholder services. Over time, fees paid under the Distribution and Service Plan will increase the cost of a Service Class shareholder's investment and may cost more than other types of sales charges.

To the extent permitted, ProFunds may reimburse intermediaries for services performed with respect to either Investor Class or Service Class shares. ProFund Advisors also may use its own resources to compensate third parties for distribution and service-related activities attributable to either share class.

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S H A R E H O L D E R   S E R V I C E S  G U I D E

"Shareholders can, free of charge and without limitation of frequency or maximum amount, exchange shares of either class of any publicly available ProFund for shares of either class of another publicly available ProFund."

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S H A R E H O L D E R   S E R V I C E S  G U I D E

CONTACTING PROFUNDS

By telephone:       (888) 776-3637 or (614) 470-8122 - for individual investors
                    (888) 776-5717 - a phone line dedicated for use by institutions and financial professionals only

By mail:            ProFunds
                    P.O. Box 182800
                    Columbus, OH 43218-2800

By overnight mail:  ProFunds
                    c/o BISYS Fund Services
                    3435 Stelzer Road
                    Columbus, OH 43219

MINIMUM INVESTMENTS

..    $5,000 for discretionary accounts controlled by a financial professional.
..    $15,000 for self-directed accounts controlled directly by investors.

These minimums apply to all ProFund accounts, including retirement plans, and apply to the total initial value of an account. These minimums may be different for investments made through certain brokerage or wrap programs. In addition, each ProFund may waive or lower purchase or account minimums in other circumstances. ProFunds reserves the right to reject or refuse, at its discretion, any order for the purchase of a ProFund's shares in whole or in part.

CLASSES OF SHARES

ProFunds offer two classes of shares: Investor Class and Service Class. Investor class shares may be purchased directly from ProFunds Distributors, Inc. Service Class shares are available for purchase through an authorized financial professional.

OPENING YOUR PROFUNDS ACCOUNT

BY MAIL:

     . Complete an application for the appropriate share class. Send the application, along with a check payable to "ProFunds," to the mail address above.
     . If the application does not designate a specific ProFund, your investment will be made in the Money Market ProFund. Unless you later direct ProFunds to (1) purchase shares of another ProFund or (2) redeem shares of the Money Market ProFund and return the proceeds (including any dividends earned) to you, ProFunds will treat your inaction as approval of the purchase of the Money Market ProFund. If the application does not designate a share class, your investment will be made in the Investor Class. Cash, starter checks, internet-based checks, credit cards, travelers checks and credit card checks are not accepted. Third-party checks are generally not accepted for initial investment. All purchases must be made in U.S. dollars drawn on a U.S. bank.

BY WIRE TRANSFER:

     . Complete an application and fax it to ProFunds at (800) 782-4797 (toll-free) or (614) 470-8718.
     .   Call ProFunds at (888) 776-3637 (toll-free) or (614) 470-8122 to: a)
         confirm receipt of the faxed application, b) request your new account number, c) inform ProFunds of the amount to be wired and d) receive a confirmation number for your purchase order.
     . After receiving your confirmation number, instruct your bank to transfer money by wire to:

         Huntington Bank
         Columbus, OH
         Routing/ABA #: 044000024
         ProFunds DDA # 01892150549

     For further credit to: Your name, the name of the ProFund(s), and your ProFunds account number

     Confirmation number: The confirmation number given to you by the ProFunds' representative

     Send the original, signed application to ProFunds at the mail or overnight address above under "Contacting ProFunds."

     Instructions, written or telephonic, given to ProFunds for wire transfer requests do not constitute a transaction request in good order until the wire transfer has been received by ProFunds. ProFunds is not responsible for transfer errors by the sending or receiving bank. Investment instructions provided to ProFunds may be cancelled if the wire transfer is not received by 3:30 p.m. Eastern time. ProFunds will not be liable for any loss incurred due to a wire transfer not having been received.

     Although ProFunds does not charge for wire receipt, your bank may charge a fee to send or receive wires.

Establishing Accounts For Tax-Sheltered Retirement Plans

The ProFunds sponsor several types of Individual Retirement Accounts ("IRAs"), tax sheltered annuities (TSAs or 403(b)(7) plans), profit sharing plans, money purchase plans and individual 401(k) plans that enable individual investors to set up retirement savings programs. The IRA custodian charges an annual fee of $15 per social security number for all types of IRAs. The annual fee may be waived in certain circumstances. Individual 401(k) plans have separate record keeping and reporting fees. For additional information, please visit the ProFunds website, www.profunds.com or contact ProFunds at (888) 776-3637.

PURCHASING ADDITIONAL PROFUND SHARES

Minimum: The minimum subsequent purchase amount is $100.

By mail: Send a check payable to "ProFunds" to the mail address above. Write the name of the ProFund in which you wish to invest and your account number on the check. Please include an investment slip, which is attached to your transaction confirmation statement, for the appropriate ProFund. Cash, starter checks, internet-based checks, credit cards, travelers checks, money orders and credit card checks are not accepted. Third-party checks are generally not accepted for initial investment. All purchases must be made in U.S. dollars drawn on a U.S. bank.

BY WIRE TRANSFER:

     .   Call ProFunds at (888) 776-3637 (toll-free) or (614) 470-8122. Inform
         ProFunds of your account number, the amount to be wired, and the ProFund(s) in which you wish to invest. You will then be given a confirmation number for your purchase order.
     . After receiving your confirmation number, instruct your bank to transfer money by wire to:

         Huntington Bank
         Columbus, OH
         Routing/ABA #: 044000024
         ProFunds DDA # 01892150549

     For further credit to: Your name, the name of the ProFund(s), and your ProFunds account number

     Confirmation number: The confirmation number given to you by the ProFunds' representative

     Send the original, signed application to ProFunds at the mail or overnight address above under "Contacting ProFunds."

     Instructions, written or telephonic, given to ProFunds for wire transfer requests do not constitute a transaction request in good order until the wire transfer has been received by ProFunds. ProFunds is not responsible for transfer errors by the sending or receiving bank. Investment instructions provided to ProFunds may be cancelled if the wire transfer is not received by 3:30 p.m. Eastern time. ProFunds will not be liable for any loss incurred due to a wire transfer not having been received.

Although ProFunds does not charge for wire receipt, your bank may charge a fee to send or receive wires.

Procedures for purchasing initial and subsequent shares:

..    ProFunds prices shares you purchase at the price per share next computed after we (or an authorized financial intermediary) receive and accept your purchase request in good order. To be in good order, a purchase request must include a wire, check or other form of payment, and for new accounts, a properly completed application. ProFunds and ProFunds Distributors, Inc. may reject any purchase request for any reason.

..    Any check or wire order received which does not designate a specific
     ProFund will be used to purchase shares (i) in your existing ProFund account, if you have an investment in only one ProFund, or (ii) in Money Market ProFund Investor Class, if you have more than one ProFund investment. Unless you later direct ProFunds to (i) purchase shares of another ProFund or (ii) redeem shares of the Money Market ProFund and return the proceeds (including any dividends earned) to you, ProFunds will treat your inaction as approval of the purchase of the Money Market ProFund. If the wire or check cannot be identified, it may be rejected and returned. Please note, monies from checks that are rejected due to illegibility, lack of signature(s) or other similar reasons, may not be returned for up to 10 days to allow the original check to clear. Neither ProFunds nor ProFunds Distributors, Inc. will be responsible for investment opportunities lost as a result of investments being directed to Money Market ProFund, or an existing active ProFund account, or for checks or wires being returned.
..    A wire purchase is considered in good order only if (i) you have called
     ProFunds under the procedures described above and (ii) ProFunds receives and accepts your wire between 8:00 a.m. and 3:30 p.m., Eastern time for all Classic, Ultra, Inverse, Bond Benchmarked and Money Market ProFunds and between 8:00 a.m. and 3:10 p.m., Eastern time for all UltraSector ProFunds. Wires received after ProFunds' wire processing times will be processed as of the next time that wire orders are processed. If the primary exchange or market on which a ProFund transacts business closes early, the above cut-off times will be adjusted accordingly.
..    If your purchase is cancelled, you will be responsible for any losses that may result from any decline in the value of the cancelled purchase. ProFunds (or its agents) have the authority to redeem shares in your account(s) to cover any losses. Any profit on a cancelled transaction will accrue to the ProFund.
..    On bank holidays (Columbus Day and Veterans' Day), Money Market ProFund
     will only accept purchase requests received in connection with an exchange order from another ProFund.

EXCHANGING PROFUND SHARES

Shareholders generally have the privilege of exchanging shares of either class of a publicly available ProFund for shares of another publicly available ProFund free of charge and without limitation on frequency or maximum amount. ProFunds can only honor exchanges between accounts registered in the same name, and having the same address and taxpayer identification number.

ProFunds accepts exchange orders by phone, in writing or through the Internet. You will need to specify the number of shares, or the percentage or dollar value of the shares you wish to exchange, and the ProFunds (and classes of shares) involved in the transaction.

By mail: Send a letter to ProFunds at the address above indicating (i) the account number, (ii) the dollar amount or share amount of the exchange, and
(iii) the ProFund you are exchanging from and the ProFund you are exchanging into. If the account contains ProFunds of both classes, also indicate the class of each ProFund. Sign the letter. In certain circumstances, ProFunds require a signature guarantee. See "Signature Guarantee."

By telephone: The Classic, Ultra, Inverse, Bond Benchmarked and Money Market ProFunds accept exchange orders by phone between 8:00 a.m. and 3:50 p.m. and between 4:30 p.m. and 9:00 p.m., Eastern time. The UltraSector ProFunds accept exchange orders by phone between 8:00 a.m. and 3:30 p.m. and between 4:30 p.m. and 9:00 p.m., Eastern time. If the primary exchange or market on which a ProFund transacts business closes early, the above times except the 8:00 a.m. beginning time, will be adjusted accordingly.

Neither the ProFunds, ProFunds Distributors, Inc. nor ProFunds' transfer agent will be responsible for any loss, liability, cost, or expense resulting from processing telephone exchanges believed to be authentic if they follow reasonable security procedures.

Exchanges by telephone can only be processed by specific dollar amount or specific share amount.

The ProFunds may terminate the ability to exchange ProFund shares via the telephone at any time, in which case you may continue to exchange shares by other means.

By Internet: Shareholders may transact exchanges of shares of the ProFunds at ProFunds' website (www.profunds.com). To access this service through the website, click on the "Access Account" icon. Next, select the button for "individual account." You will be prompted to enter your Social Security Number. Follow the instructions to establish your Personal Identification Number (PIN) which will allow you to execute exchanges between ProFunds and access ProFunds account information. The Classic, Ultra, Inverse, Bond Benchmarked and Money Market ProFunds accept exchange orders via the ProFunds' website trading service at any time except between 3:55 p.m. and 4:30 p.m., Eastern time. The UltraSector ProFunds accept exchange orders via the ProFunds' website at any time except between 3:35 p.m. and 4:30 p.m., Eastern Time. If the primary exchange or market on which a ProFund transacts business closes early, the above times will be adjusted to five minutes prior to and 30 minutes after a scheduled early close for the Classic, Ultra, Inverse, Bond Benchmarked and Money Market ProFunds and 25 minutes prior to and 30 minutes after a scheduled early close for UltraSector ProFunds. When making an internet transaction, please make sure you receive and record you confirmation number.

Internet exchange transactions are extremely convenient, but are not free from risk. Neither ProFunds, ProFunds Distributors, Inc. nor ProFunds' agents will be responsible for any loss, liability, cost or expense resulting from unauthorized internet transactions if they follow reasonable security procedures. If you or your intermediary make exchange requests by the Internet, you will generally bear the risk of loss.

The ProFunds may terminate the ability to exchange ProFund shares on its website at any time, in which case you may exchange shares by other means.

By Interactive Voice Response System (IVR): Call [ ] and follow the step-by-step instructions.

In person: See contact information under "Redeeming ProFund Shares."

Please keep in mind when exchanging shares:

     . An exchange actually is a redemption (sale) of shares of one ProFund and a purchase of shares of another ProFund. Exchanges may have tax consequences for you.

     .   Before exchanging into a ProFund, please read the prospectus.

     . Neither ProFunds, ProFunds Distributors, Inc. nor the ProFunds' transfer agent is required to verify that there is a sufficient balance in the account to cover the exchange purchase. You will be responsible for any loss if there are insufficient funds available to cover the purchase due to a decline in the value of the ProFund from which you are exchanging.

     . The minimum exchange for self-directed accounts is $1,000 or, if less, the account's current value.

     . The redemption and purchase will be processed at the next-calculated net asset values of the respective ProFunds after the ProFunds have received and accepted your exchange request.

REDEEMING PROFUND SHARES

You may redeem all or part of your shares at the net asset value next determined after we (or an authorized financial intermediary) receive your redemption request in good order.

PHONE REDEMPTIONS

     The Classic, Ultra, Inverse, Bond Benchmarked and Money Market ProFunds receive redemption orders by phone between 8:00 a.m. and 3:50 p.m. Eastern time. The UltraSector ProFunds receive redemption orders by phone between 8:00 a.m. and 3:30 p.m. Eastern time. All ProFunds receive redemption orders by telephone between 4:40 p.m. and 9:00 p.m. Eastern time. If the primary exchange or market on which a ProFund transacts business closes early, the above times, except the 8:00 a.m. beginning time, will be adjusted accordingly.

     The ProFunds may terminate the receipt of redemption orders by telephone at any time, in which case you may redeem shares by other means.

WRITTEN REDEMPTIONS

     To redeem all or part of your shares in writing, your request must include the following information for each ProFund redemption:

     .   the name of the ProFund(s),
     .   the account number(s),
     .   the dollar amount or number of shares being redeemed,
     .   the name(s) of the account owners, and
     . the signature(s) of all registered account owners. In certain circumstances, you will be required to have these signatures guaranteed. See "Signature Guarantee."
     .   your daytime telephone number.

IN PERSON

     You may redeem shares in person at:

ProFunds                 ProFunds Distributors, Inc.  ProFund Distributors, Inc.
c/o BISYS Fund Services  3435 Stelzer Road            7501 Wisconsin Avenue
3435 Stelzer Road        Columbus, Ohio  43219        Suite 1000
Columbus, Ohio 43219                                  Bethesda, Maryland  20814

between 9:00 a.m. and 4:00 p.m., Eastern time, Monday through Friday on every day on which the ProFunds calculate their net asset values.

WIRE REDEMPTIONS

     If you have established the wire redemption option on your account, your redemption proceeds will be wired directly into the bank account you have designated. ProFunds charges a $10 service fee for a wire transfer of redemption proceeds under certain circumstances, and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call ProFunds to request the appropriate form.

AUTOMATED CLEARING HOUSE (ACH) REDEMPTIONS

     If you have established the ACH redemption option on your account, your redemption proceeds will be sent to your bank via ACH. Funds sent through ACH should reach your bank in two business days. While there is no fee charged by ProFunds for this service, your bank may charge a fee. If you would like to establish this option on an existing account, please call ProFunds to request the appropriate form. (This authorization will remain in effect until you give ProFunds written notice of its termination.)

RECEIVING YOUR REDEMPTION PROCEEDS

By check: Unless otherwise requested, your redemption proceeds will be sent by check to the registered account owner's address of record. You may request a check to be sent to a third party or to a different address in writing. Such a request requires a signature guarantee. See "Signature Guarantee."

By wire or ACH: Your telephone, written, or in person redemption order may also request that proceeds be sent to your bank account by wire or via the ACH. If the proceeds are to be sent to a bank account other than the bank account you have previously established on your ProFunds account, you must make the request in writing with the signatures of all registered owners guaranteed. See "Signature Guarantees."

PLEASE KEEP IN MIND WHEN REDEEMING SHARES:

     . Redemptions from self-directed accounts must be for at least $1,000 or, if less, for the account's entire current value. Following a redemption, the remaining account balance needs to be above the applicable minimum investment.

     . ProFunds normally remit redemption proceeds within seven days of redemption. For redemption of shares purchased by check or Automatic Investment, ProFunds may wait up to 10 business days before sending redemption proceeds to ensure that its transfer agent has collected the purchase payment.

     . ProFunds will remit payment of telephone redemptions only to the address or bank of record on the account application. You must submit, in writing, a request for payment to any other address, along with a signature guarantee from a financial service organization.

     . To redeem shares in a retirement account, your request must be in writing on a retirement distribution form. Call the ProFunds to request a retirement distribution form or download the form from the ProFunds' website at www.profunds.com.

Involuntary Redemptions: ProFunds reserves the right to redeem involuntarily an investor's account, including a retirement account, if the account holder's aggregate account balance falls below the applicable minimum investment amount due to transaction activity. In addition, a request for a partial redemption by an investor whose account balance is below the minimum investment amount or a request for partial redemption by an investor that would bring the account below the minimum investment amount may be treated as a request for a complete redemption of the account.

Suspension of Redemptions: Your right of redemption may be suspended, or the date of payment postponed for any period during which: (i) the NYSE or the Federal Reserve Bank of New York is closed (other than customary weekend or holiday closings); (ii) trading on the NYSE, or other securities exchanges or markets as appropriate, is restricted, as determined by the Securities and Exchange Commission ("SEC"); (iii) an emergency exists, as determined by the SEC; or (iv) for such other periods as the SEC, by order, may permit for protection of ProFunds' investors.

OTHER SERVICES AND IMPORTANT INFORMATION

DRAFT CHECKS

You may elect to redeem shares of the Money Market ProFund by draft check ($500 minimum) made payable to the order of any person or institution. You must submit a completed signature card to ProFunds to activate this service. Please call ProFunds at (888) 776-3637 to request a check writing form or download the form at www.profunds.com. Upon receipt of the completed form, you will be supplied with draft checks that are drawn on the Money Market ProFund (please allow ten business days). There is a $25 fee for stop payment requests. This option is not available for retirement account shareholders.

AUTOMATIC INVESTMENT AND WITHDRAWAL PLANS

Shareholders may purchase and/or redeem shares automatically on a monthly, bimonthly, quarterly or annual basis. The minimum automatic purchase is $100. The minimum automatic redemption is $500. The redemption minimum is waived for IRA shareholders over 701/2 years of age.

SIGNATURE GUARANTEE

Certain redemption requests must include a signature guarantee. The redemption request must be in writing and include a signature guarantee for each registered account owner if any of the following apply:

     .   Your account address has changed within the last 10 business days.
     . A check is being mailed to a different address than the one on your account.
     . A check or wire is being made payable to someone other than the account owner.
     . Redemption proceeds are being transferred to an account with a different registration.
     . A wire or ACH transfer is being sent to a financial institution other than the one that has been established on your ProFunds account for at least 10 business days.
     .   Other unusual situations as determined by ProFunds' transfer agent.

Signature guarantees may be provided by an eligible financial institution such as a commercial bank, a NASD member firm such as a stock broker, a savings association or a national securities exchange.

MONEY MARKET PROFUND DIVIDENDS

Money Market ProFund shares begin accruing dividends on the day ProFunds' transfer agent receives a Federal funds wire payment for a purchase in good order as described above. Shares purchased by check begin accruing dividends the business day following the business day the check is processed. Shares continue to earn dividends until the business day that ProFunds' transfer agent has processed a redemption of those shares.

ABOUT TELEPHONE TRANSACTIONS

It may be difficult to reach ProFunds by telephone during periods of heavy market activity or other times. If you are unable to reach us by telephone, consider sending written instructions.

You may initiate numerous transactions by telephone. Please note, however, that neither the ProFunds, ProFunds Distributors Inc., nor the ProFunds' agents will be responsible for losses, liabilities, costs or expenses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed. If you do not want the ability to initiate transactions by telephone, call ProFunds for instructions.

ABOUT INTERNET TRANSACTIONS

It may be difficult to transact over the internet during times of heavy market activity or other times of heavy internet usage, either at ProFunds or at your internet service provider. Technological difficulties may also make the use of the internet slow or unavailable at times. If you are unable to process a trade via the internet, consider sending written instructions.

EXCESS EXCHANGES OR REDEMPTIONS

If you initiate exchange or redemption transactions that, in total, exceed the balance of your shares in a ProFund (either due to excess, uncancelled transactions or market movement), some transactions may be processed while others may not. This may result in ProFund positions that you did not anticipate. Neither ProFunds, ProFunds' transfer agent or ProFunds Distributors, Inc. will be responsible for transactions that did not process in this circumstance. You may be liable for losses resulting from exchange purchases cancelled due to insufficient exchange redemption proceeds.

FINANCIAL INTERMEDIARIES

Financial intermediaries may accept purchase and redemption orders on ProFunds' behalf. Such purchase and redemptions orders will be deemed to have been received by ProFunds when an authorized financial intermediary accepts the orders and will be priced at the net asset value next computed after acceptance by the authorized financial intermediary. Your financial intermediary has the responsibility to transmit your orders promptly and may specify different transaction order cut-off times than those described in this prospectus. In addition, they may impose additional restrictions or charge fees not described in this prospectus.

F I N A N C I A L  H I G H L I G H T S

The following tables provide a picture of the performance of each share class of the ProFunds for each year ended December 31 since inception.

No information is presented for Asia 30 ProFund, U.S. Government Plus ProFund, Airlines UltraSector ProFund, Consumer Cyclical Ultra Sector ProFund, Consumer Non-Cyclical UltraSector ProFund, Industrial UltraSector ProFund, Leisure Goods & Services UltraSector ProFund and Oil Drilling Equipment & Services UltraSector ProFund, as these ProFunds were not open for investment as of December 31, 2002. The total return information selected represents the rate of return and the per share operating performance that an investor would have earned on an investment in a ProFund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report on the financial statements of the ProFunds appear in the annual report of the ProFunds for the fiscal year ended December 31, 2002. The annual report is available free of charge by phoning 888-776-3637.

Additional information about certain investments of the ProFunds is available in the annual and semi-annual reports to shareholders of the ProFunds. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the fiscal year covered by the report.

You can find more detailed information about ProFunds in its current Statement of Additional Information, dated May 1, 2003, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this prospectus. To receive your free copy of a Statement of Additional Information, or the annual or semi-annual reports, or if you have questions about investing in ProFunds, write us at:

     ProFunds

     P.O. Box 182800
     Columbus, OH 43218-2800

     or call our toll-free numbers:
     (888) PRO-FNDS (888) 776-3637 For Investors
     (888) PRO-5717 (888) 776-5717 Institutions and Financial Professionals Only

     or visit our website www.profunds.com

You can find reports and other information about ProFunds on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the ProFunds, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

ProFunds and the Bull & Bear design, Ultra, UltraSector and Innovations in Indexing are trademarks of ProFund Advisors LLC.

ProFunds Executive Offices
Bethesda, MD

                                     [LOGO]
                                    PROFUNDS

                            INNOVATIONS IN INDEXING(TM)

                                       Investment Company Act File No. 811-08239

                                                                         PRO0503

CLASSIC PROFUNDS VP
Bull
Mid-Cap
Small-Cap
OTC
Large-Cap Value
Large-Cap Growth
Mid-Cap Value
Mid-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30
Japan

ULTRA PROFUNDS VP
Bull Plus
UltraBull
UltraMid-Cap
UltraSmall-Cap
UltraDow 30
UltraOTC
UltraEurope

INVERSE PROFUNDS VP
Bear
Short Small-Cap
Short OTC
UltraBear
UltraShort OTC

SECTOR PROFUNDS VP
Airlines
Banks
Basic Materials
Biotechnology
Consumer Cyclical
Consumer Non-Cyclical
Energy
Financial
Healthcare
Industrial
Internet
Leisure Goods & Services
Oil Drilling Equipment & Services
Pharmaceuticals
Precious Metals
Real Estate
Semiconductor
Technology
Telecommunications
Utilities
Wireless Communications

BOND BENCHMARKED PROFUNDS VP
U.S. Government Plus
Rising Rates Opportunity

PROFUND VP MONEY MARKET

Prospectus

[May 1, 2003]

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract in which you invest. Please read both prospectuses and retain them for future reference.

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[LOGO]
ProFunds

TABLE OF CONTENTS

5        PROFUNDS OVERVIEW

9        CLASSIC PROFUNDS VP
10       Bull
11       Mid-Cap
12       Small-Cap
13       OTC
14       Large-Cap Value
15       Large-Cap Growth
16       Mid-Cap Value
17       Mid-Cap Growth
18       Small-Cap Value
19       Small-Cap Growth
20       Asia 30
21       Europe 30
22       Japan

23       ULTRA PROFUNDS VP
24       Bull Plus
25       UltraBull
26       UltraMid-Cap
27       UltraSmall-Cap
28       UltraDow 30
29       UltraOTC
30       UltraEurope

31       INVERSE PROFUNDS VP
32       Bear
33       Short Small-Cap
34       Short OTC
35       UltraBear
36       UltraShort OTC

37       SECTOR PROFUNDS VP
38       Airlines
39       Banks
40       Basic Materials
41       Biotechnology
42       Consumer Cyclical
43       Consumer Non-Cyclical
44       Energy
45       Financial
46       Healthcare
47       Industrial
48       Internet
49       Leisure Goods & Services
50       Oil Drilling Equipment & Services
51       Pharmaceuticals
52       Precious Metals
53       Real Estate
54       Semiconductor
55       Technology
56       Telecommunications
57       Utilities
58       Wireless Communications

59       BOND BENCHMARKED PROFUNDS VP
60       U.S. Government Plus
61       Rising Rates Opportunity

62       PROFUND VP MONEY MARKET

68       FEES AND EXPENSES OF THE PROFUNDS VP

72       STRATEGIES AND RISKS

77       PROFUNDS MANAGEMENT

81       GENERAL PROFUNDS INFORMATION

85       FINANCIAL HIGHLIGHTS

PROFUNDS VP OVERVIEW

"Each ProFund VP seeks to provide its shareholders with daily investment returns approximately its benchmark by investing in securities and other financial instruments."

ProFunds VP Overview

PROFUNDS  VP OBJECTIVES
Except for ProFund VP Money Market, the Profunds VP described in this prospectus seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular benchmark./1/

Classic ProFunds VP: Classic ProFunds VP seek to provide daily investment results, before fees and expenses, that match (100%) the daily performance of their benchmark indexes.

PROFUND                INDEX                                      DAILY OBJECTIVE     TYPES OF COMPANIES IN INDEX
Bull                   S&P 500 Index                              Match (100%)        Diverse, widely traded, large capitalization
Mid-Cap                S&P MidCap 400(TM) Index                   Match (100%)        Diverse, widely traded, mid-capitalization
Small-Cap              Russell 2000(R)Index                       Match (100%)        Diverse, small capitalization
OTC                    NASDAQ-100(R)Index                         Match (100%)        Large capitalization, most with technology
                                                                                      and/or growth orientation
Large-Cap Value        S&P 500/BARRA Value Index                  Match (100%)        Diverse, widely traded, large capitalization
Large-Cap Growth       S&P 500/BARRA Growth Index                 Match (100%)        Diverse, widely traded, large capitalization
Mid-Cap Value          S&P MidCap 400/ BARRA Value Index          Match (100%)        Diverse, widely traded, mid-capitalization
Mid-Cap Growth         S&P MidCap 400/ BARRA Growth Index         Match (100%)        Diverse, widely traded, mid-capitalization
Small-Cap Value        S&P SmallCap 600/ BARRA Value Index        Match (100%)        Diverse, small capitalization
Small-Cap Growth       S&P SmallCap 600/ BARRA Growth Index       Match (100%)        Diverse, small capitalization
Asia 30                ProFunds Asia 30 Index                     Match (100%)        Companies whose principal offices are
                                                                                      located in the Asia/Pacific region,
                                                                                      excluding Japan, whose securities are traded
                                                                                      in the U.S.
Europe 30              ProFunds Europe 30 Index                   Match (100%)        Large capitalization, widely traded European
                                                                                      stocks
Japan                  Nikkei 225 Stock Average                   Match (100%)        Large capitalization, widely traded Japanese
                                                                                      stocks

Ultra ProFunds VP: Ultra ProFunds VP seek to provide daily investment results, before fees and expenses, that correspond to one and one-half times (150%) or double (200%) the daily performance of their benchmark indexes.

PROFUND                INDEX                                      DAILY OBJECTIVE     TYPES OF COMPANIES IN INDEX
Bull Plus              S&P 500 Index                              One and one-half    Diverse, widely traded, large capitalization
                                                                  times (150%)
UltraBull              S&P 500 Index                              Double (200%)       Diverse, widely traded, large capitalization
UltraMid-Cap           S&P MidCap 400 Index                       Double (200%)       Diverse, widely traded, mid-capitalization
UltraSmall-Cap         Russell 2000 Index                         Double (200%)       Diverse, small capitalization
UltraDow 30(SM)        Dow Jones Industrial Average(SM)           Double (200%)       Diverse, widely traded, large capitalization
UltraOTC               NASDAQ-100                                 Double (200%)       Large capitalization, most with technology
                                                                                      and/or growth orientation
UltraEurope            ProFunds Europe Index                      Double (200%)       Large capitalization, widely traded European
                                                                                      stocks

Inverse ProFunds VP: Inverse ProFunds VP seek to provide daily investment results, before fees and expenses, that either match (100%) or double (200%) the inverse (opposite) of the daily performance of their benchmark indexes.

PROFUND                INDEX                        DAILY OBJECTIVE                   TYPES OF COMPANIES IN INDEX
Bear                   S&P 500 Index                100% of the Inverse               Diverse, widely traded, large capitalization
Short Small-Cap        Russell 2000 Index           100% of the Inverse               Diverse, small capitalization
Short OTC              NASDAQ-100 Index             100% of the Inverse               Large capitalization, most with technology

----------
/1/ A benchmark may be any standard of investment performance to which a mutual fund seeks to measure its return, such as a stock index or a multiple thereof. A stock index reflects the price of a group of stocks of specified companmies. For example, UltraBull ProFund VP has a benchmark of twice the daily return of the Standard & Poor's 500 Composite Stock Price Index (R) ("S&P 500 Index(R)").

                                                                                      and or growth orientation
UltraBear              S&P 500 Index                              200% of the Inverse Diverse, widely traded, large capitalization
UltraShort OTC         NASDAQ-100 Index                           200% of the Inverse Large capitalization, most with technology and/or growth orientation

Sector ProFunds VP: Sector ProFunds VP, other than Precious Metals Sector ProFund, seek to provide daily investment results, before fees and expenses, that match (100%) the daily performance of a specified Dow Jones U.S. Index.

PROFUND                INDEX                                      DAILY OBJECTIVE     TYPES OF COMPANIES IN INDEX
Airlines               Airlines Index                             Match (100%)        Securities within the airlines sector of the
                                                                                      U.S. equity market
Banks                  Banks Index                                Match (100%)        Securities within the banks sector of the
                                                                                      U.S. equity market
Basic Materials        Basic Materials Sector Index               Match (100%)        Securities within the basic materials sector
                                                                                      of the U.S. equity market
Biotechnology          Biotechnology Index                        Match (100%)        Securities within the biotechnology sector
                                                                                      of the U.S. equity market
Consumer Cyclical      Consumer Cyclical Sector Index             Match (100%)        Securities within the consumer cyclical
                                                                                      sector of the U.S. equity market
Consumer Non-Cyclical  Consumer Non-Cyclical Sector               Match (100%)        Securities within the consumer non-cyclical
                       Index                                                          sector of the U.S. equity market
Energy                 Energy Sector Index                        Match (100%)        Securities within the energy sector of the
                                                                                      U.S. equity market
Financial              Financial Sector Index                     Match (100%)        Securities within the financial sector of
                                                                                      the U.S. equity market
Healthcare             Healthcare Sector Index                    Match (100%)        Securities within the healthcare sector of
                                                                                      the U.S. equity market
Industrial             Industrial Sector Index                    Match (100%)        Securities within the industrial sector of
                                                                                      the U.S. equity market
Internet               Composite Internet Index                   Match (100%)        Securities within the internet sector of the
                                                                                      U.S. equity market
Leisure Goods &        Leisure Goods & Services Index             Match (100%)        Securities within the leisure goods and
Services                                                                              services sector of the U.S. equity market
Oil Drilling Equipment Oil Drilling Equipment &                   Match (100%)        Securities within the oil drilling equipment
& Services             Services Index                                                 and services sector of the U.S. equity market
Pharmaceuticals        Pharmaceuticals Index                      Match (100%)        Securities within the pharmaceuticals sector
                                                                                      of the U.S. equity market
Precious Metals        Philadelphia Stock Exchange Gold           Match (100%)        Securities within the gold and silver mining
                       and Silver SectorSM Index                                      sector of the global equity market
Real Estate            Real Estate Index                          Match (100%)        Securities within the real estate sector of
                                                                                      the U.S. equity market
Semiconductor          Semiconductor Index                        Match (100%)        Securities within the semiconductor sector
                                                                                      of the U.S. equity market
Technology             Technology Sector Index                    Match (100%)        Securities within the technology sector of
                                                                                      the U.S. equity market
Telecommunications     U.S. Telecommunications Sector             Match (100%)        Securities within the telecommunications
                       Index                                                          sector of the U.S. equity market
Utilities              Utilities Sector Index                     Match (100%)        Securities within the utilities sector of
                                                                                      the U.S. equity market
Wireless               Wireless Communications Index              Match (100%)        Securities within the wireless
Communications                                                                        communications sector of the U.S. equity
                                                                                      market

Bond Benchmarked ProFunds VP: Bond Benchmarked ProFunds VP seek to provide daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily performance, and the inverse daily performance, of the most recently issued 30-year U.S. Treasury Bond.

PROFUND                INDEX                                      DAILY OBJECTIVE     TYPES OF COMPANIES IN INDEX
U.S. Government        Most recently issued 30-year               125%                U.S. Treasury securities

Plus                   U.S. Treasury Bond
Rising Rates           Most recently issued 30-year       125% of the inverse         U.S. Treasury securities
Opportunity            U.S. Treasury Bond

An investment in a ProFund VP is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. ProFunds VP are not guaranteed to achieve their investment objectives, and an investment in a Classic ProFund VP could lose money. No single ProFund VP is a complete investment program.

C L A S S I C   P R O F U N D S  V P

The ProFunds VP contained in this section are benchmarked to a specific broad market index. The following chart outlines these ProFunds VP, their indices and daily objectives.

     PROFUND                INDEX                                      DAILY INVESTMENT OBJECTIVE
     Bull                   S&P 500 Index                              Match (100%)
     Mid-Cap                S&P MidCap 400 Index                       Match (100%)
     Small-Cap              Russell 2000 Index                         Match (100%)
     OTC                    NASDAQ-100 Index                           Match (100%)
     Large-Cap Value        S&P 500/BARRA Value Index                  Match (100%)
     Large-Cap Growth       S&P 500/BARRA Growth Index                 Match (100%)
     Mid-Cap Value          S&P MidCap 400/ BARRA Value Index          Match (100%)
     Mid-Cap Growth         S&P MidCap 400/ BARRA Growth Index         Match (100%)
     Small-Cap Value        S&P SmallCap 600/ BARRA Value Index        Match (100%)
     Small-Cap Growth       S&P SmallCap 600/ BARRA Growth Index       Match (100%)
     Asia 30                ProFunds Asia 30 Index                     Match (100%)
     Europe 30              ProFunds Europe 30 Index                   Match (100%)
     Japan                  Nikkei 225 Stock Average                   Match (100%)

The Classic ProFunds VP may be appropriate for investors who want to achieve investment results approximating the daily performance of a particular index.

P R O F U N D  V P  B U L L

Investment Objective. ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

The S&P 500 Index is a market capitalization weighted index and a widely used measure of large-cap U.S. stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

Principal Investment Strategy. ProFund VP Bull may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Bull may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Bull will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Bull are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk and repurchase agreement risk.

For more information on ProFund VP Bull's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below provides some indication of the risks of investing in ProFund VP Bull and shows the performance of ProFund VP Bull for the calendar year.

Annual Returns as of December 31
2002     [   ]

During the period covered in the bar chart, the highest return on shares of ProFund VP Bull for one quarter was ____% (quarter ended ___________, 2002) and the lowest return was _____% (quarter ended _____________, 2002).

The following table shows how the average annual returns for ProFund VP Bull compare to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Bull or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Of course, past performance is no guarantee of future results.

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002        ONE YEAR     SINCE INCEPTION     INCEPTION DATE
ProFund VP Bull                                                    05/01/01
-------------------------------------------------------------------------------
S&P 500 Index (1)                                                  05/01/01

(1) Reflects no deduction for fees or expenses.

P R O F U N D  V P  M I D - C A P

Investment Objective. ProFund VP Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

The S&P MidCap 400 Index is a market capitalization weighted index and a widely used measure of medium-capitalization U.S. company stock performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's for their market size, liquidity and industry group representation.

Principal Investment Strategy. ProFund VP Mid-Cap may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Mid-Cap may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Mid-Cap will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Mid-Cap are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and mid-cap company risk.

For more information on ProFund VP Mid-Cap's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Mid-Cap is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  S M A L L - C A P

Investment Objective. ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

The Russell 2000 Index is a market capitalization weighted index consisting of approximately 2,000 (_____ as of March 31, 2003) of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index, which, in turn, represents approximately 98% of the investable U.S. equity market.

Principal Investment Strategy. ProFund VP Small-Cap may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Small-Cap may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Small-Cap will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Small-Cap are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and small company investment risk.

For more information on ProFund VP Small-Cap's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below provides some indication of the risks of investing in ProFund VP Small-Cap and shows the performance of ProFund VP Small-Cap for the calendar year.

Annual Returns as of December 31
2002     [   ]

During the period covered in the bar chart, the highest return on shares of ProFund VP Small-Cap for one quarter was ____% (quarter ended ___________, 2002) and the lowest return was _____% (quarter ended _____________, 2002).

The following table shows how the average annual returns for ProFund VP Small-Cap compare to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Small-Cap or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Of course, past performance is no guarantee of future results.

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002          ONE YEAR     SINCE INCEPTION     INCEPTION DATE
ProFund VP Small-Cap                                                 05/01/01
Russell 2000 Index (1)                                               05/01/01

(1) Reflects no deduction for fees or expenses.

P R O F U N D  V P  O T C

Investment Objective. ProFund VP OTC seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index. "OTC" in the name of ProFund VP OTC refers to securities that do not trade on an organized securities exchange.

The NASDAQ-100 Index is a market capitalization weighted index that includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market.

Principal Investment Strategy. ProFund VP OTC takes positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP OTC may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP OTC will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP OTC are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and technology concentration risk.

For more information on ProFund VP OTC's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below provides some indication of the risks of investing in ProFund VP OTC and shows the performance of ProFund VP OTC for the calendar year.

Annual Returns as of December 31
2002     [   ]

During the period covered in the bar chart, the highest return on shares of ProFund VP OTC for one quarter was ____% (quarter ended ___________, 2002) and the lowest return was _____% (quarter ended _____________, 2002).

The following table shows how the average annual returns for ProFund VP OTC compare to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP OTC or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Of course, past performance is no guarantee of future results.

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002         ONE YEAR     SINCE INCEPTION     INCEPTION DATE
ProFund VP OTC                                                      01/22/01
--------------------------------------------------------------------------------
Russell 2000 Index (1)                                              01/22/01

(1) Reflects no deduction for fees or expenses.

P R O F U N D  V P  L A R G E - C A P  V A L U E

Investment Objective. ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/BARRA Value Index.

The S&P 500/BARRA Value Index is a market capitalization weighted index composed of the stocks in the S&P 500 Index that have comparatively low price-to-book ratios (_____ stocks as of March 31, 2003).

Principal Investment Strategy. ProFund VP Large-Cap Value may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Large-Cap Value may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Large-Cap Value will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Large-Cap Value are market risk, equity risk, concentration risk, correlation risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and value investing risk.

For more information on ProFund VP Large-Cap Value's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Large-Cap Value is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  L A R G E - C A P  G R O W T H

Investment Objective. ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/BARRA Growth Index.

The S&P 500/BARRA Growth Index is a market capitalization weighted index composed of the stocks in the S&P 500 Index that have comparatively high price-to-book ratios (_____ stocks as of March 31, 2003).

Principal Investment Strategy. ProFund VP Large-Cap Growth may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics its benchmark. ProFund VP Large-Cap Growth may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Large-Cap Growth will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Large-Cap Growth are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and growth investing risk.

For more information on ProFund VP Large-Cap Growth's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because the ProFund VP Large-Cap Growth is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  M I D - C A P  V A L U E

Investment Objective. ProFund VP Mid-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/BARRA Value Index.

The S&P MidCap 400/BARRA Value Index is a market capitalization weighted index that comprises all of the stocks in the S&P MidCap 400 Index that have comparatively low price-to-book ratios (____ stocks as of March 31, 2003).

Principal Investment Strategy. ProFund VP Mid-Cap Value may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Mid-Cap Value may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Mid-Cap Value will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Mid-Cap Value are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk, mid-cap company risk and value investing risk.

For more information on ProFund VP Mid-Cap Value's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Mid-Cap Value commenced operations on May 1, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  M I D - C A P  G R O W T H

Investment Objective. ProFund VP Mid-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/BARRA Growth Index.

The S&P MidCap 400/BARRA Growth Index is a market capitalization weighted index that comprises all of the stocks in the S&P MidCap 400 Index that have comparatively high price-to-book ratios (_____ stocks as of March 31, 2003).

Principal Investment Strategy. ProFund VP Mid-Cap Growth may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Mid-Cap Growth may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Mid-Cap Growth will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Mid-Cap Growth are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk, mid-cap company risk and growth investing risk.

For additional information on ProFund VP Mid-Cap Growth's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Mid-Cap Growth commenced operations on May 1, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  S M A L L - C A P  V A L U E

Investment Objective. ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Value Index.

The S&P SmallCap 600/BARRA Value Index is a market capitalization weighted index that comprises all of the stocks in the S&P SmallCap 600(R) Index that have comparatively low price-to-book ratios (______ stocks as of March 31, 2003). The S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. The Index comprises stocks from the industrial, utility, financial and transportation sectors.

Principal Investment Strategy. ProFund VP Small-Cap Value may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Small Cap Value may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Small-Cap Value will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Small-Cap Value are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk, small-cap investment risk and value investing risk.

For more information on ProFund VP Small-Cap Value's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Small-Cap Value commenced operations on May 1, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  S M A L L - C A P  G R O W T H

Investment Objective. ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Growth Index.

The S&P SmallCap 600/BARRA Growth Index is a capitalization-weighted index that comprises all of the stocks in the S&P SmallCap 600 Index that have comparatively high price-to-book ratios (______ stocks as of March 31, 2003). The S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. The Index comprises stocks from the industrial, utility, financial and transportation sectors.

Principal Investment Strategy. ProFund VP Small-Cap Growth may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Small-Cap Growth may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Small-Cap Growth will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Small-Cap Growth are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk, small company investment risk and growth investing risk.

For more information on ProFund VP Small-Cap Growth's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Small-Cap Growth commenced operations on May 1, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  A S I A  3 0

Investment Objective. ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

The ProFunds Asia 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The companies whose securities currently comprise the Index are located in Australia, China, Hong Kong, India, Indonesia, New Zealand, South Korea, Singapore and Taiwan. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of March 31, 2003, the ProFunds VP Asia 30 Index included companies with capitalizations between $_______ and $_________. The component companies of the Index as of the date of this prospectus are listed in an appendix to the Statement of Additional Information.

Principal Investment Strategy. ProFund VP Asia 30 may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Asia 30 may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Asia 30 will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Asia 30 are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, concentration risk, geographic concentration risk, active investment risk, repurchase agreement risk, foreign investment risk, and small company investment risk.

To the extent ProFunds Asia 30 Index is concentrated in issuers conducting business in the [semiconductor and telecommunications sectors], the semiconductor companies making up ProFund VP Asia 30's investments are subject to the following risks:
    . The prices of the securities of semiconductor companies may fluctuate widely due to risks of rapid obsolescence of products.
    . Semiconductor companies face intense competition, and may face competition from subsidized competitors with lower production costs.
    .   The economic performance of the customers of semiconductor companies.
    . Research costs and the risks that their products may not prove commercially successful.
    . The securities of companies in the semiconductor sector may underperform those of other sectors and/or fixed income investments.
    . Companies in the telecommunications sectorneed to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.
    . Technological innovations may make the products and services of telecommunications companies obsolete.
    . Securities of companies in the telecommunications sector may underperform those of other sectors and/or fixed income investments.

For more information on ProFund VP Asia 30's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Asia 30 commenced operations on May 1, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  E U R O P E  3 0

Investment Objective. ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds VP Europe 30 Index.

The ProFunds VP Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The companies whose securities currently comprise the Index are located in Finland, the Netherlands, Britain, Switzerland, Germany, France, Sweden, Ireland, and Spain. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of March 31, 2003, the ProFunds VP Europe 30 Index included companies with capitalizations between $_______ and $_________. The component companies of the Index as of the date of this prospectus are listed in an appendix to the Statement of Additional Information.

Principal Investment Strategy. ProFund VP Europe 30 may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Europe 30 may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Europe 30 will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Europe 30 are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, concentration risk, geographic concentration risk, active investment risk, repurchase agreement risk and foreign investment risk.

For more information on ProFund VP Europe 30's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below provides some indication of the risks of investing in ProFund VP Europe 30 and shows how the performance of ProFund VP Europe 30 Fund has varied from year to year.

Annual Returns as of December 31 each year
2000    -12.75%           2001    -24.14%        2002     [   ]

During the period covered in the bar chart, the highest return on shares of ProFund VP Europe 30 for one quarter was 7.01% (quarter ended March 31, 2000) and the lowest return was -16.98% (quarter ended March 31, 2001). [VERIFY]

The following table shows how the average annual returns for ProFund VP Europe 30 compare to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Europe 30 or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Of course, past performance is no guarantee of future results.

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002          ONE YEAR     SINCE INCEPTION     INCEPTION DATE
ProFund VP Europe 30                                                10/18/99
--------------------------------------------------------------------------------
Dow Jones STOXX 50 (1)(2)                                           10/18/99
ProFunds Europe 30 Index (1)                                        10/18/99

(1) Reflects no deduction for fees or expenses.
(2) The Dow Jones STOXX 50 is a capitalization-weighted index of 50 European blue-chip stocks.

P R O F U N D  V P  J A P A N

Investment Objective. ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.

Since the Japanese markets are not open when ProFund VP Japan values its shares, ProFund VP Japan determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States.

The Nikkei 225 Stock Average is a price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Principal Investment Strategy. ProFund VP Japan may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Japan may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Japan will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Japan are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, active investment risk, repurchase agreement risk and foreign investment risk.

ProFund VP Japan is also subject to valuation time risk. ProFund VP Japan generally values its assets as of the close of the New York Stock Exchange. Such valuation will reflect market perceptions and trading activity on the U.S. financial markets since the calculation of the closing level of the Nikkei 225 Stock Average. The Nikkei 225 Stock Average is determined in the early morning U.S. Eastern time prior to the opening of the New York Stock Exchange. As a result, the day-to-day correlation of ProFund VP Japan's performance may vary from the closing performance of the Nikkei 225 Stock Average. However, ProFund Advisors believes that over time ProFund VP Japan's performance will correlate highly with the movement of the Nikkei 225 Stock Average.

The performance of ProFund VP Japan will depend heavily on how Japanese stock markets perform, when Japanese stock prices fall, investors should generally expect the value of their investment to fall as well.

For more information on ProFund VP Japan's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Japan commenced operations on May 1, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

U L T R A  P R O F U N D S  V P

The ProFunds VP contained in this section are benchmarked to a specific broad market index. The following chart outlines these ProFunds VP, their indices and daily objectives.

     PROFUND                INDEX                            DAILY INVESTMENT OBJECTIVE
     Bull Plus              S&P 500 Index                    150%
     UltraBull              S&P 500 Index                    Double (200%)
     UltraMid-Cap           S&P MidCap 400 Index             Double (200%)
     UltraSmall-Cap         Russell 2000 Index               Double (200%)
     UltraDow 30            Dow Jones Industrial Average     Double (200%)
     UltraOTC               NASDAQ-100                       Double (200%)
     UltraEurope            ProFunds Europe Index            Double (200%)

The Ultra ProFunds VP may be appropriate for investors who:
     . believe that the value of a particular index will increase, and that by investing with the objective of doubling the index's daily return they will achieve superior results.
     . are seeking to approximate an index's daily return with half the investment required of a conventional index fund.

P R O F U N D  V P  B U L L  P L U S, formerly ProFund VP UltraBull

Investment Objective. ProFund VP Bull Plus seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the S&P 500 Index. Prior to May 1, 2003, ProFund VP Bull Plus was named "ProFund VP UltraBull" and sought daily investment results that corresponded to twice (200%) the daily performance of the S&P 500 Index.

If the ProFund VP Bull Plus is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the S&P 500 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

The S&P 500 Index is a market capitalization weighted index and a widely used measure of large-capitalization U.S. stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

Principal Investment Strategy. ProFund VP Bull Plus may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Bull Plus may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Bull Plus will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Bull Plus are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and volatility risk.

For more information on ProFund VP Bull Plus' investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Bull Plus is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  U L T R A B U L L, formerly ProFund VP Bull Plus

Investment Objective. ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 Index. Prior to May 1, 2003, ProFund VP UltraBull was named "ProFund VP Bull Plus" and sought daily investment results that corresponded to one and one-half times (150%) the daily performance of the S&P 500 Index.

If ProFund VP UltraBull is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P 500 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

The S&P 500 Index is a market capitalization weighted index and a widely used measure of large-capitalization U.S. stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

Principal Investment Strategy. ProFund VP UltraBull may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. The ProFund VP UltraBull may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP UltraBull will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP UltraBull are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk, volatility risk and mid-cap company investment risk.

For more information on ProFund VP UltraBull's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below provides some indication of the risks of investing in ProFund VP UltraBull and shows the performance of ProFund VP UltraBull for the calendar year.

Annual Returns as of December 31
2002     [   ]

During the period covered in the bar chart, the highest return on shares of ProFund VP UltraBull for one quarter was ____% (quarter ended ___________, 2002) and the lowest return was _____% (quarter ended _____________, 2002).

The following table shows how the average annual returns for ProFund VP UltraBull compare to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP UltraBull or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Of course, past performance is no guarantee of future results.

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002            ONE YEAR    SINCE INCEPTION   INCEPTION DATE
ProFund VP UltraBull                                                01/22/01
--------------------------------------------------------------------------------
S&P 500 Index(1)                                                    01/22/01

(1) Reflects no deduction for fees or expenses.

P R O F U N D  V P  U L T R A M I D - C A P

Investment Objective. ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index.

If ProFund VP UltraMid-Cap is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P MidCap 400 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

The S&P MidCap 400 Index is a market capitalization weighted index and a widely used measure of medium-capitalization U.S. company stock performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

Principal Investment Strategy. ProFund VP UltraMid-Cap may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP UltraMid-Cap may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP UltraMid-Cap will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP UltraMid-Cap are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk, volatility risk and mid-cap company investment risk.

For more information on ProFund VP UltraMid-Cap's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP UltraMid-Cap commenced operations on May 1, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  U L T R A S M A L L - C A P

Investment Objective. ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.

If ProFund VP UltraSmall-Cap is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Russell 2000 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

The Russell 2000 Index is market capitalization weighted index consisting of 2,000 (_____ as of March 31, 2003) of the smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index which, in turn, represents approximately 98% of the investable U.S. equity market.

Principal Investment Strategy. ProFund VP UltraSmall-Cap may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP UltraSmall-Cap may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP UltraSmall-Cap will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP UltraSmall-Cap are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk, volatility risk and small company investment risk.

For more information on ProFund VP UltraSmall-Cap's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below provides some indication of the risks of investing in ProFund VP UltraSmall-Cap and shows how the performance of ProFund VP UltraSmall-Cap has varied from year to year.

Annual Returns as of December 31 each year
2000    -22.14%           2001    -7.61%         2002     [   ]

During the period covered in the bar chart, the highest return on shares of ProFund VP UltraSmall-Cap for one quarter was 43.56% (quarter ended December 31,
2001) and the lowest return was -39.21% (quarter ended September 30, 2001). [VERIFY]

The following table shows how the average annual returns for ProFund VP UltraSmall-Cap compare to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP UltraSmall-Cap Fund or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Of course, past performance is no guarantee of future results.

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002            ONE YEAR    SINCE INCEPTION   INCEPTION DATE
ProFund VP UltraSmall-Cap                                           10/18/99
--------------------------------------------------------------------------------
Russell 2000 Index (1)                                              10/18/99

(1) Reflects no deduction for fees or expenses.

P R O F U N D  V P  U L T R A D O W   3 0

Investment Objective. ProFund VP UltraDow 30 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial Average (DJIA).

If ProFund VP UltraDow 30 is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the DJIA when the DJIA rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the DJIA when the DJIA declines on a given day.

The DJIA is a price weighted index consisting of 30 widely held and traded stocks listed on U.S. stock markets selected by Dow Jones & Company based upon size, reputation, growth, transaction volume and sector coverage. The DJIA excludes transportation and utility stocks.

Principal Investment Strategy. ProFund VP UltraDow 30 may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP UltraDow 30 may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP UltraDow 30 will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP UltraDow 30 are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, concentration risk, active investment risk, repurchase agreement risk and volatility risk.

For more information on ProFund VP UltraDow 30's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP UltraDow 30 is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  U L T R A O T C

Investment Objective. ProFund VP UltraOTC seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.

If ProFund VP UltraOTC is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the NASDAQ-100 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day. "OTC" in the name of ProFund VP UltraOTC refers to securities that do not trade on an organized securities exchange.

The NASDAQ-100 Index is a market capitalization weighted index that includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market.

Principal Investment Strategy. ProFund VP UltraOTC may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP UltraOTC may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP UltraOTC will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP UltraOTC are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk, volatility risk and technology concentration risk.

For more information on ProFund VP UltraOTC's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below provides some indication of the risks of investing in ProFund VP UltraOTC and shows how the performance of ProFund VP UltraOTC has varied from year to year.

Annual Returns as of December 31 each year
2000    -73.37%           2001    -68.72%        2002     [    ]

During the period covered in the bar chart, the highest return on shares of ProFund VP UltraOTC for one quarter was 71.28% (quarter ended December 31, 2001) and the lowest return was -61.84% (quarter ended September 30, 2001). [VERIFY]

The following table shows how the average annual returns for ProFund VP UltraOTC compare to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP UltraOTC or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Of course, past performance is no guarantee of future results.

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002           ONE YEAR    SINCE INCEPTION   INCEPTION DATE
ProFund VP UltraOTC                                                10/18/99
--------------------------------------------------------------------------------
NASDAQ-100 Index (1)                                               10/18/99

(1) Reflects no deduction for fees or expenses.

P R O F U N D  V P  U L T R A E U R O P E

Investment Objective. ProFund VP UltraEurope seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the ProFunds Europe Index.

If ProFund VP UltraEurope is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the ProFunds Europe Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

ProFunds Europe Index ("PEI") is a combined measure of European stock performance created by ProFund Advisors from the leading stock indices of Europe's three largest economies giving equal weight to each index each day. The PEI averages the daily U.S. dollar results of the following three indices:

     . The Financial Times Stock Exchange 100 Index ("FTSE-100") - A capitalization-weighted index of the 100 most highly capitalized companies traded on the London Stock Exchange;
     . The Deutsche Aktienindex ("DAX") - A total rate of return index of 30 selected German blue-chip stocks traded on the Frankfurt Stock Exchange; and
     . The CAC-40 - A capitalization-weighted index of 40 companies listed on the Paris Stock Exchange (the "Bourse").

Principal Investment Strategy. ProFund VP UltraEurope may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP UltraEurope may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP UltraEurope will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP UltraEurope are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, active investment risk, repurchase agreement risk, volatility risk and foreign investment risk.

The performance of ProFund VP UltraEurope will depend heavily on how European stock markets perform. When European stock prices fall, investors should generally expect the value of their investment to fall as well. In addition, investors should understand that since ProFund VP UltraEurope seeks to double the daily performance of its benchmark index, before fees and expenses, it should have twice the daily volatility of a conventional index fund and thus has the potential for twice the daily losses in adverse market conditions.

For more information on ProFund VP UltraEurope's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP UltraEurope is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

I N V E R S E   P R O F U N D S  V P

The ProFunds VP contained in this section are benchmarked to a specific broad market index. The following chart outlines these ProFunds VP, their indices and daily objectives.

    PROFUND                INDEX                    DAILY INVESTMENT OBJECTIVE

    Bear                   S&P 500 Index            100% of the Inverse
    Short Small-Cap        Russell 2000 Index       100% of the Inverse
    Short OTC              NASDAQ-100 Index         100% of the Inverse
    UltraBear              S&P 500 Index            200% of the Inverse
    UltraShort OTC         NASDAQ-100 Index         200% of the Inverse

The Inverse ProFunds VP may be appropriate for investors who:

     . expect the value of a particular index to decrease and desire to earn a profit as a result of the index declining.
     . want to protect (hedge) the value of a diversified portfolio of stocks and/or stock mutual funds from a market downturn they anticipate.

P R O F U N D  V P  B E A R

Investment Objective. ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.

If ProFund VP Bear is successful in meeting its objective, its net asset value should gain approximately the same, on a percentage basis, as any decrease in the S&P 500 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same, on a percentage basis, as any increase in the Index when the Index rises on a given day.

The S&P 500 Index is a market capitalization weighted index and a widely used measure of large-capitalization U.S. stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's for their market size, liquidity and industry group representation. Standard & Poor's attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

Principal Investment Strategy. ProFund VP Bear may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Bear may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Bear will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Bear are market risk, equity risk, concentration risk, correlation risk, inverse correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk and repurchase agreement risk.

For more information on ProFund VP Bear's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below provides some indication of the risks of investing in ProFund VP Bear and shows the performance of ProFund VP Bear for the calendar year.

Annual Returns as of December 31
2002     [   ]

During the period covered in the bar chart, the highest return on shares of ProFund VP Bear for one quarter was ____% (quarter ended ___________, 2002) and the lowest return was _____% (quarter ended _____________, 2002).

The following table shows how the average annual returns for ProFund VP Bear compare to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Bear or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Of course, past performance is no guarantee of future results.

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002            ONE YEAR    SINCE INCEPTION   INCEPTION DATE
ProFund VP Bear                                                     01/22/01
--------------------------------------------------------------------------------
S&P 500 Index (1)                                                   01/22/01

(1) Reflects no deduction for fees or expenses.

P R O F U N D  V P  S H O R T  S M A L L - C A P

Investment Objective. ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.

If ProFund VP Short Small-Cap is successful in meeting its objective, its net asset value should gain approximately the same, on a percentage basis, as any decrease in the Russell 2000 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same, on a percentage basis, as any increase in the Index when the Index rises on a given day.

The Russell 2000 Index is market capitalization weighted index consisting of approximately 2,000 (_____ as of March 31, 2003) of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000 Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index, which, in turn, represents approximately 98% of the investable U.S. equity market.

Principal Investment Strategy. ProFund VP Short Small-Cap may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Short Small-Cap may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Short Small-Cap will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Short Small-Cap are market risk, equity risk, concentration risk, correlation risk, inverse correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and small company investment risk.

For more information on ProFund VP Short Small-Cap's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Short Small-Cap commenced operations on September 3, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  S H O R T  O T C

Investment Objective. ProFund VP Short OTC seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

If ProFund VP Short OTC is successful in meeting its objective, its net asset value should gain approximately the same, on a percentage basis, as any decrease in the NASDAQ-100 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same, on a percentage basis, as any increase in the Index when the Index rises on a given day. "OTC" in the name of ProFund VP Short OTC refers to securities that do not trade on an organized securities exchange.

The NASDAQ-100 Index is a market capitalization weighted index that includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market.

Principal Investment Strategy. ProFund VP Short OTC may take positions in equity securities and/or financial instruments that, in the aggregate, should have similar economic characteristics as its benchmark. ProFund VP Short OTC may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Short OTC will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Short OTC are market risk, equity risk, concentration risk, correlation risk, inverse correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk and technology concentration risk.

For more information on ProFund VP Short OTC's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Short OTC commenced operations on May 1, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  U L T R A B E A R

ProFund VP UltraBear seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 Index.

If ProFund VP UltraBear is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the S&P 500 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

The S&P 500 Index is a market capitalization weighted index and a widely used measure of large-capitalization stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

Principal Investment Strategy. ProFund VP UltraBear may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP UltraBear may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP UltraBear will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP UltraBear are market risk, equity risk, concentration risk, correlation risk, inverse correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and volatility risk.

For more information on ProFund VP UltraBear 's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP UltraBear is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  U L T R A S H O R T  O T C

Investment Objective. ProFund VP UltraShort OTC seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

If ProFund VP UltraShort OTC is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the NASDAQ-100 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day. "OTC" in the name of ProFund VP UltraShort OTC refers to securities that do not trade on an organized securities exchange.

The NASDAQ-100 Index is a market capitalization weighted index that includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market

Principal Investment Strategy. ProFund VP UltraShort OTC may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP UltraShort OTC may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP UltraShort OTC will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP UltraShort OTC are market risk, equity risk, concentration risk, correlation risk, inverse correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk, volatility risk and technology concentration risk.

For more information on ProFund VP UltraShort OTC's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP UltraShort OTC is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

U L T R A S E C T O R   P R O F U N D S  V P

The ProFunds contained in this section, other than the Precious Metals ProFund, are benchmarked to a specific Dow Jones U.S. index. The following chart outlines these ProFunds, their indices and daily objectives.

PROFUND                                INDEX                                                       DAILY INVESTMENT OBJECTIVE
Airlines                               Dow Jones U.S. Airlines Index                               Match (100%)
Banks                                  Dow Jones U.S. Banks Index                                  Match (100%)
Basic Materials                        Dow Jones U.S. Basic Materials Sector Index                 Match (100%)
Biotechnology                          Dow Jones U.S. Biotechnology Index                          Match (100%)
Consumer Cyclical                      Dow Jones U.S. Consumer Cyclical Sector Index               Match (100%)
Consumer Non-Cyclical                  Dow Jones U.S. Consumer Non-Cyclical Sector Index           Match (100%)
Energy                                 Dow Jones U.S. Energy Sector Index                          Match (100%)
Financial                              Dow Jones U.S. Financial Sector Index                       Match (100%)
Healthcare                             Dow Jones U.S. Healthcare Sector Index                      Match (100%)
Industrial                             Dow Jones U.S. Industrial Sector Index                      Match (100%)
Internet                               Dow Jones U.S. Composite Internet Index                     Match (100%)
Leisure Goods & Services               Dow Jones U.S. Leisure Goods & Services Index               Match (100%)
Oil Drilling Equipment & Services      Dow Jones U.S. Oil Drilling Equipment & Services Index      Match (100%)
Pharmaceuticals                        Dow Jones U.S. Pharmaceuticals Index                        Match (100%)
Precious Metals                        Philadelphia Stock Exchange Gold and Silver Sector Index    Match (100%)
Real Estate                            Dow Jones U.S. Real Estate Index                            Match (100%)
Semiconductor                          Dow Jones U.S. Semiconductor Index                          Match (100%)
Technology                             Dow Jones U.S. Technology Sector Index                      Match (100%)
Telecommunications                     Dow Jones U.S. Telecommunications Sector Index              Match (100%)
Utilities                              Dow Jones U.S. Utilities Sector Index                       Match (100%)
Wireless Communications                Dow Jones U.S. Wireless Communications Index                Match (100%)

The Sector ProFunds VP may be appropriate for investors who:

     . desire to add investments in economic sectors with perceived above-average growth potential.
     . actively rotate their investments to perceived strong sectors and out of perceived weak sectors, as market and economic conditions change.
     . want to protect (hedge) against anticipated price decreases of other holdings.
     . want to gain investment exposure to a particular economic sector of the U.S. or global economy.

P R O F U N D  V P  A I R L I N E S

Investment Objective. ProFund VP Airlines seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Airlines Index.

The Dow Jones U.S. Airlines Index measures the performance of the portion of the airline industry which is listed in the U.S. equity market. Component companies primarily provide passenger air transport. Airports and airplane manufacturers are not included. As of March 31, 2003, the weighted average capitalization of the Index was $[ ].

Principal Investment Strategy. ProFund VP Airlines may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Airlines may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Airlines will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Airlines are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, ProFund VP Airlines is also subject to the following risks:

..    Companies in this sector could be adversely affected by commodity price volatility, exchange rates, foreign market access restrictions, and increased competition.
..    The prices of the securities of airline companies may fluctuate widely due to their cyclical nature, economic trends, and changes in disposable consumer income.
..    Airline companies are subject to regulation by, and restrictions of, the
     Federal Aviation Authority, federal, state and local governments, and foreign regulatory authorities.
..    The profitability of companies in this sector is related to worldwide fuel prices, labor agreements, and insurance costs.
..    Airline companies face intense competition, both domestically and internationally. Foreign airline companies, many of which are partially funded by foreign governments, may be less sensitive to short-term economic pressures.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Airlines' investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Airlines is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  B A N K S

Investment Objective. ProFund VP Banks seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index.

The Dow Jones U.S. Banks Index measures the performance of the banking industry of the U.S. equity market. This sector covers the banking industry. All regional banks and savings & loans are included in this sector while investment and merchant banks are excluded. As of March 31, 2003 the weighted average capitalization of the Index was $[ ].

Principal Investment Strategy. ProFund VP Banks may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Banks may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Banks will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Banks are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, ProFund VP Banks is also subject to the following risks:

..    Companies in this sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.
..    The profitability of companies in this sector is adversely affected by increases in interest rates.
..    The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.
..    Banks may be subject to severe price competition.
..    Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the banking sector.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Banks' investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Banks commenced operations on May 1, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  B A S I C  M A T E R I A L S

Investment Objective. ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Sector Index.

The Dow Jones U.S. Basic Materials Sector Index measures the performance of the basic materials economic sector of the U.S. equity market. Component companies are involved in the production of aluminum, chemical commodities, chemical specialty products, forest products, non-ferrous mining products, paper products, precious metals and steel. As of March 31, 2003, the weighted average capitalization of the Index was $[ ].

Principal Investment Strategy. ProFund VP Basic Materials may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Basic Materials may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Basic Materials will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Basic Materials are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, ProFund VP Basic Materials is also subject to the following risks:

..    Companies in this sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.
..    Production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns.
..    Companies in this sector are at risk for environmental damage and product liability claims.
..    Companies in this sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Basic Materials' investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Basic Materials commenced operations on May 1, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  B I O T E C H N O L O G Y

Investment Objective. ProFund VP Biotechnology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.

The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology industry of the U.S. equity market. Component companies include those engaged in genetic research, and/or the marketing and development of recombinant DNA products. Makers of artificial blood and contract biotechnology researchers are also included in the Index. As of March 31, 2003, the weighted average capitalization of the Index was $[ ].

Principal Investment Strategy. ProFund VP Biotechnology may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Biotechnology may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Biotechnology will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Biotechnology are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, ProFund VP Biotechnology is also subject to the following risks:

..    Biotechnology companies are heavily dependent on patents and intellectual property rights. The loss or impairment of such rights may adversely affect the profitability of these companies.
..    Companies in this sector are subject to risks of new technologies and competitive pressures.
..    Companies in this sector spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.
..    Biotechnology companies are subject to regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.
..    Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Biotechnology's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below provides some indication of the risks of investing in ProFund VP Biotechnology and shows the performance of ProFund VP Biotechnology for the calendar year.

Annual Returns as of December 31

2002     [   ]

During the period covered in the bar chart, the highest return on shares of ProFund VP Biotechnology for one quarter was ____% (quarter ended ___________,
2002) and the lowest return was _____% (quarter ended _____________, 2002).

The following table shows how the average annual returns for ProFund VP Biotechnology compare to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Biotechnology or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Of course, past performance is no guarantee of future results.

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002            ONE YEAR    SINCE INCEPTION    INCEPTION DATE
ProFund VP Biotechnology                                             01/22/01

Dow Jones U.S. Biotechnology Index (1)                               01/22/01

(1) Reflects no deduction for fees or expenses.

P R O F U N D  V P  C O N S U M E R  C Y C L I C A L

Investment Objective. ProFund VP Consumer Cyclical seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Cyclical Sector Index.

The Dow Jones U.S. Consumer Cyclical Sector Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. Component companies include airlines, auto manufacturers, tire and rubber manufacturers, auto parts suppliers, casinos, toy manufacturers, restaurant chains, home construction companies, lodging chains, broadline retailers, specialty retailers, footwear and clothing/fabric manufacturers, and media companies, such as advertising companies, entertainment and leisure companies, consumer electronic companies, broadcasters and publishers. As of March 31, 2003, the weighted average capitalization of the Index was $[ ].

Principal Investment Strategy. ProFund VP Consumer Cyclical may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Consumer Cyclical may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Consumer Cyclical will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Consumer Cyclical are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, ProFund VP Consumer Cyclical is also subject to the following risks:

..    The success of consumer product manufacturers and retailers is tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence.
..    The success of companies in this sector depends heavily on disposable household income and consumer spending.
..    Many companies in this sector are subject to severe competition.
..    Changes in demographics and consumer tastes can affect the success of consumer products.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Consumer Cyclical's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Consumer Cyclical commenced operations on May 1, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  C O N S U M E R  N O N - C Y C L I C A L

Investment Objective. ProFund VP Consumer Non-Cyclical seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Non-Cyclical Sector Index.

The Dow Jones U.S. Consumer Non-Cyclical Sector Index measures the performance of the consumer non-cyclical economic sector of the U.S. equity market. Component companies include beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food retailers, other food companies, tobacco and agricultural companies. As of March 31, 2003, the weighted average capitalization of the Index was $[ ].

Principal Investment Strategy. ProFund VP Consumer Non-Cyclical may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Consumer Non-Cyclical may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Consumer Non-Cyclical will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Consumer Non-Cyclical are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk and volatility risk.

In addition to the risks noted above, ProFund VP Consumer Non-Cyclical is also subject to the following risks:

..    Governmental regulation affecting the permissibility of using various food additives and production methods could affect the profitability of companies in this sector.
..    Tobacco companies may be adversely affected by new laws or by litigation.
..    The success of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.
..    Because food and beverage companies may derive a substantial portion of their net income from foreign countries, they may be impacted by international events.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Consumer Non-Cyclical's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Consumer Non-Cyclical commenced operations on May 1, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  E N E R G Y

Investment Objective. ProFund VP Energy seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Energy Sector Index.

The Dow Jones U.S. Energy Sector Index measures the performance of the energy sector of the U.S. equity market. Component companies include oil drilling equipment and services, coal, oil companies-major, oil companies-secondary and pipelines. As of March 31, 2003, he weighted average capitalization of the Index was $[ ].

Principal Investment Strategy. ProFund VP Energy may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Energy may use optimization techniques in seeking its investment objective. ProFund VP Energy will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Energy market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, ProFund VP Energy is also subject to the following risks:

..    The profitability of companies in this sector is related to worldwide energy prices and exploration, and production spending.
..    Companies in this sector could be adversely affected by changes in exchange rates.
..    Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where energy companies are located or do business.
..    Companies in this sector are at risk for environmental damage claims.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Energy's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below provides some indication of the risks of investing in ProFund VP Energy and shows the performance of ProFund VP Energy for the calendar year.

Annual Returns as of December 31

2002     [   ]

During the period covered in the bar chart, the highest return on shares of ProFund VP Energy for for one quarter was ____% (quarter ended ___________, 2002) and the lowest return was _____% (quarter ended _____________, 2002).

The following table shows how the average annual returns for ProFund VP Energy compare to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Energy or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Of course, past performance is no guarantee of future results.

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002            ONE YEAR   SINCE INCEPTION     INCEPTION DATE
ProFund VP Energy                                                    01/22/01

Dow Jones U.S. Energy Sector Index (1)                               01/22/01

(1) Reflects no deduction for fees or expenses.

P R O F U N D  V P  F I N A N C I A L

Investment Objective. ProFund VP Financial seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financial Sector Index.

The Dow Jones U.S. Financial Sector Index measures the performance of the financial services economic sector of the U.S. equity market. Component companies include regional banks, major international banks, insurance companies, companies that invest, directly or indirectly, in real estate, Fannie Mae, credit card insurers, check cashing companies, mortgage lenders, investment advisers, savings and loans, savings banks, thrifts, building associations and societies, securities broker-dealers, investment banks, merchant banks, online brokers, publicly traded stock exchanges, specialty finance and real estate companies. As of March 31, 2003, the weighted average capitalization of the Index was $[ ].

Principal Investment Strategy. ProFund VP Financial may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Financial may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Financial will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Financial are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, ProFund VP Financial is also subject to the following risks:

..    Companies in this sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.
..    The profitability of companies in this sector is adversely affected by increases in interest rates.
..    The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.
..    Banks and insurance companies may be subject to severe price competition.
..    Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Financial's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below provides some indication of the risks of investing in ProFund VP Financial and shows the performance of ProFund VP Financial for the calendar year.

Annual Returns as of December 31

2002     [   ]

During the period covered in the bar chart, the highest return on shares of ProFund VP Financial for one quarter was ____% (quarter ended ___________, 2002) and the lowest return was _____% (quarter ended _____________, 2002).

The following table shows how the average annual returns for ProFund VP Financial compare to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Financial or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Of course, past performance is no guarantee of future results.

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002           ONE YEAR   SINCE INCEPTION     INCEPTION DATE
ProFund VP Financial                                                01/22/01

Dow Jones U.S. Financial Sector Index (1)                           01/22/01

(1) Reflects no deduction for fees or expenses.

P R O F U N D  V P  H E A L T H C A R E

Investment Objective. ProFund VP Healthcare seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Healthcare Sector Index.

The Dow Jones U.S. Healthcare Sector Index measures the performance of the healthcare economic sector of the U.S. equity market. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. As of March 31, 2003, the weighted average capitalization of the Index was $[ ].

Principal Investment Strategy. ProFund VP Healthcare may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Healthcare may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Healthcare will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated

Principal Risk Considerations. The principal risks of investing in ProFund VP Healthcare are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, ProFund VP Healthcare is also subject to the following risks:

..    Many companies in this sector are heavily dependent on patent protection.
     The expiration of patents may adversely affect the profitability of these companies.
..    Companies in this sector are subject to extensive litigation based on product liability and similar claims.
..    Companies in this sector are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.
..    Many new products in this sector are subject to the approval of the Food and Drug Administration. The process of obtaining such approval can be long and costly.
..    Healthcare providers may have difficulty obtaining staff to deliver service.
..    Companies in this sector may be susceptible to product obsolescence.
..    Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Healthcare's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below provides some indication of the risks of investing in ProFund VP Healthcare and shows the performance of ProFund VP Healthcare for the calendar year.

Annual Returns as of December 31

2002     [   ]

During the period covered in the bar chart, the highest return on shares of ProFund VP Healthcare for one quarter was ____% (quarter ended ___________,
2002) and the lowest return was _____% (quarter ended _____________, 2002).

The following table shows how the average annual returns for ProFund VP Healthcare compare to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Healthcare or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Of course, past performance is no guarantee of future results.

AVERAGE ANNUAL TOTAL RETURNS      ONE YEAR     SINCE INCEPTION    INCEPTION DATE
AS OF DECEMBER 31, 2002
ProFund VP Healthcare                                                01/22/01

Dow Jones U.S. Healthcare Sector Index (1)                           01/22/01

(1) Reflects no deduction for fees or expenses.

P R O F U N D  V P  I N D U S T R I A L

Investment Objective. ProFund VP Industrial seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrial Sector Index.

The Dow Jones U.S. Industrial Sector Index measures the performance of the industrial economic sector of the U.S. equity market. Component companies include aerospace and defense companies, advanced industrial companies, equipment manufacturers, air freight companies, building material manufacturers, packaging companies, manufacturers of electrical components and equipment, heavy construction companies, manufacturers of heavy machinery, industrial services companies, industrial companies, marine transportation companies, railroads, shipbuilders, and trucking companies. As of March 31, 2003, the weighted average capitalization of the Index was $[ ].

Principal Investment Strategy. ProFund VP Industrial may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Industrial may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Industrial will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Industrial are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, ProFund VP Industrial is also subject to the following risks:

..    The stock prices of companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general.
..    The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction.
..    Government regulation, world events and economic conditions affect the performance of companies in this sector.
..    Companies in this sector are at risk for environmental damage and product liability claims.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Industrial's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Industrial commenced operations on May 1, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  I N T E R N E T

Investment Objective. ProFund VP Internet seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Composite Internet Index.

The Dow Jones Composite Internet Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from Internet. The Index is composed of two sub-groups: Internet Commerce - companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site. Internet Services - companies that derive the majority of their revenues from providing access to Internet or providing enabling services to people using Internet. As of March 31, 2003, the weighted average capitalization of the Index was $[ ].

Principal Investment Strategy. ProFund VP Internet may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Internet may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Internet will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Internet are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk, volatility risk and technology concentration risk.

In addition to the risks noted above, ProFund VP Internet is also subject to the following risks:

..    Companies in this sector spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.
..    The Internet sector may be subject to greater governmental regulation than other sectors and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on this sector.
..    Companies  in this  sector  are  subject to risks of new  technologies  and competitive pressures.
..    Companies in this sector are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
..    Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Internet's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Internet commenced operations on May 1, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  L E I S U R E  G O O D S  &  S E R V I C E S

Investment Objective. ProFund VP Leisure Goods & Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Leisure Goods & Services Index.

The Dow Jones U.S. Leisure Goods & Services Index measures the performance of the leisure goods and services industry of the U.S. equity market. Component companies include casinos, consumer electronics, entertainment, lodging, recreational products and services, restaurants, toys, and all items relevant to the field of leisure goods and services. As of March 31, 2003, the weighted average capitalization of the Index was $[ ].

Principal Investment Strategy. ProFund VP Leisure Goods & Services may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Leisure Goods & Services may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Leisure Goods & Services will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Leisure Goods & Services are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, ProFund VP Leisure Goods & Services is also subject to the following risks:

..    The success of the leisure goods and services sector is tied closely to the performance of the domestic and international economy, and competition.
..    Companies in this sector are increasingly affected by government regulation.
..    The success of companies in this sector depends heavily on disposable household income and consumer spending.
..    Many companies in this sector are subject to severe competition.
..    Changes in demographics and consumer tastes can affect the success of companies in the leisure goods and services sector.
..    Companies in this sector are subject to risks of new technologies.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Leisure Goods & Services' investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Leisure Goods & Services is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  O I L  D R I L L I N G  E Q U I P M E N T  &
S E R V I C E S

Investment Objective. ProFund VP Oil Drilling Equipment & Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil Drilling Equipment & Services Index.

The Dow Jones U.S. Oil Drilling Equipment & Services Index measures the performance of the oilfield equipment and services industry of the U.S. equity market. Component companies include suppliers of equipment and services for oil field or platform users. ProFund VP Oil Drilling Equipment & Services primarily invests in oil drilling equipment and services companies or in instruments that provide exposure to these companies. As of March 31, 2003, the weighted average capitalization of the Index was $[ ].

Principal Investment Strategy. ProFund VP Oil Drilling Equipment & Services may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Oil Drilling Equipment & Services may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Oil Drilling Equipment & Services will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Oil Drilling Equipment & Services are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, ProFund VP Oil Drilling Equipment & Services is also subject to the following risks:

..    The profitability of companies in this sector is related to worldwide oil exploration and production spending.
..    Companies in this sector could be adversely affected by changes in currency exchange rates.
..    Companies in this sector are affected by government environmental regulations, world events and economic conditions, and are subject to market, economic and political risks of the countries where oil companies are located or do business.
..    Low consumer demand, warmer winters, and energy efficiency may lower demand for oil-related products.
..    Companies in this sector are at risk for environmental damage claims.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Oil Drilling Equipment & Services' investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Oil Drilling Equipment & Services is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  P H A R M A C E U T I C A L S

Investment Objective. ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals industry of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as aspirin, cold remedies, birth control pills, and vaccines, as well as companies engaged in contract drug research. As of March 31, 2003, the weighted average capitalization of the Index was $[ ].

Principal Investment Strategy. ProFund VP Pharmaceuticals may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Pharmaceuticals may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Pharmaceuticals will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Pharmaceuticals are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, ProFund VP Pharmaceuticals is also subject to the following risks:

..    The prices of the securities of pharmaceuticals companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability.
..    Companies in this sector spend heavily on research and development and their products and services may not prove commercially successful or may become obsolete quickly.
..    Liability  for products  that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a pharmaceutical company's market value and/or share price.
..    Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where pharmaceutical companies are located or do business.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Pharmaceuticals' investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Pharmaceuticals commenced operations on May 1, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  P R E C I O U S  M E T A L S

Investment Objective. ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Philadelphia Stock Exchange Gold and Silver Sector Index.

The Philadelphia Stock Exchange Gold and Silver Sector Index measures the performance of the gold and silver mining industry of the global equity market. Component companies include companies involved in the mining and production of gold, silver, and other precious metals. The Index does not include producers of commemorative medals and coins that are made of these metals. As of March 31, 2003, the weighted average capitalization of the Index was $[ ].

Principal Investment Strategy. ProFund VP Precious Metals may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Precious Metals may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Precious Metals will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Precious Metals are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, ProFund VP Precious Metals is also subject to the following risks:

..    The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations or currency fluctuations, speculation, and worldwide demand.
..    Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where precious metals companies are located or do business.
..    Companies  in this sector may be thinly  capitalized,  and may have limited product lines, markets, financial resources or personnel.
..    The securities of companies in the precious metals sector may  underperform those of other sectors and/or fixed income investments.
..    Certain of the securities represented in the Index may be illiquid, which may limit the ability to dispose of these securities quickly at fair value when ProFund Advisors deems it desirable to do so. In addition, illiquid securities may be more difficult to value than liquid securities, and typically entail higher transaction expenses.

For more information on ProFund VP Precious Metals' investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because the ProFund VP Precious Metals commenced operations on May 1, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  R E A L  E S T A T E

Investment Objective. ProFund VP Real Estate seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.

The Dow Jones U.S. Real Estate Index measures the performance of the real estate industry of the U.S. equity market. Component companies include hotel and resort companies and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. As of March 31, 2003, the weighted average capitalization of the Index was $[ ].

Principal Investment Strategy. ProFund VP Real Estate may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Real Estate may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Real Estate will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Real Estate are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, ProFund VP Real Estate is also subject to the following risks:

..    Adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates).
..    Obsolescence of properties.
..    Changes in the availability, cost and terms of mortgage funds.
..    The impact of environmental laws.
..    A REIT that fails to comply with federal tax requirements affecting REITs would be subject to federal income taxation.
..    The federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Real Estate's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below provides some indication of the risks of investing in ProFund VP Real Estate and shows the performance of ProFund VP Real Estate for the calendar year.

Annual Returns as of December 31

2002     [   ]

During the period covered in the bar chart, the highest return on shares of ProFund VP Real Estate for one quarter was ____% (quarter ended ___________,
2002) and the lowest return was _____% (quarter ended _____________, 2002).

The following table shows how the average annual returns for the ProFund VP Real Estate compare to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Real Estate or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Of course, past performance is no guarantee of future results.

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002               ONE YEAR  SINCE INCEPTION  INCEPTION DATE
ProFund VP Real Estate                                              01/22/01

Dow Jones U.S. Real Estate Index (1)                                01/22/01

(1) Reflects no deduction for fees or expenses.

P R O F U N D  V P  S E M I C O N D U C T O R

Investment Objective. ProFund VP Semiconductor seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductor Index.

The Dow Jones U.S. Semiconductor Index measures the performance of the semiconductor industry of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as circuit boards and motherboards. As of March 31, 2003, the weighted average capitalization of the Index was $[ ].

Principal Investment Strategy. ProFund VP Semiconductor may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Semiconductor may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Semiconductor will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Semiconductor are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk, volatility risk and technology concentration risk.

In addition to the risks noted above, ProFund VP Semiconductor is also subject to the following risks:

..    The prices of the securities of semiconductor companies may fluctuate widely due to risks of rapid obsolescence of products.
..    These companies face intense domestic competition, and may face competition from subsidized foreign competitors with lower production costs.
..    The economic performance of the customers of semiconductor companies.
..    Research costs and the risks that their products may not prove commercially successful.
..    Capital equipment expenditures could be substantial and suffer from rapid obsolescence.
..    Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Semiconductor's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Semiconductor commenced operations on May 1, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  T E C H N O L O G Y

Investment Objective. ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Sector Index.

The Dow Jones U.S. Technology Sector Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. As of March 31, 2003, the weighted average capitalization of the Index was $[ ].

Principal Investment Strategy. ProFund VP Technology may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Technology may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Technology will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Technology are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk, volatility risk and technology concentration risk.

In addition to the risks noted above, ProFund VP Technology is also subject to the following risks:

..    Technology companies face intense competition, both domestically and internationally.
..    Technology companies may have limited product lines, markets, financial resources or personnel.
..    The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction.
..    Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
..    Key personnel may leave technology companies to form competitive concerns.
..    Companies in this sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Technology's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below provides some indication of the risks of investing in ProFund VP Technology and shows the performance of ProFund VP Technology for the calendar year.

Annual Returns as of December 31

2002        [   ]

During the period covered in the bar chart, the highest return on shares of ProFund VP Technology for one quarter was ____% (quarter ended ___________,
2002) and the lowest return was _____% (quarter ended _____________, 2002).

The following table shows how the average annual returns for ProFund VP Technology compare to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Technology or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Of course, past performance is no guarantee of future results.

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002              ONE YEAR   SINCE INCEPTION   INCEPTION DATE
ProFund VP Technology                                                01/22/01

Dow Jones U.S. Technology Sector Index (1)                           01/22/01

(1) Reflects no deduction for fees or expenses.

P R O F U N D  V P  T E L E C O M M U N I C A T I O N S

Investment Objective. ProFund VP Telecommunications seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Sector Index.

The Dow Jones U.S. Telecommunications Sector Index measures the performance of the telecommunications economic sector of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies. As of March 31, 2003, the weighted average capitalization of the Index was $[ ].

Principal Investment Strategy. ProFund VP Telecommunications may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Telecommunications may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Telecommunications will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Telecommunications are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, ProFund VP Telecommunications is also subject to the following risks:

..    The domestic telecommunications market is characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities.
..    Companies in this sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.
..    Technological innovations may make the products and services of telecommunications companies obsolete.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Telecommunications' investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below provides some indication of the risks of investing in and shows the performance of ProFund VP Telecommunications for the calendar year.

Annual Returns as of December 31

2002        [   ]

During the period covered in the bar chart, the highest return on shares of ProFund VP Telecommunications for one quarter was ____% (quarter ended ___________, 2002) and the lowest return was _____% (quarter ended
_____________, 2002).

The following table shows how the average annual returns for ProFund VP Telecommunications compare to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Telecommunications or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Of course, past performance is no guarantee of future results.

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002            ONE YEAR    SINCE INCEPTION   INCEPTION DATE
ProFund VP Telecommunications                                       01/22/01

Dow Jones U.S. Telecommunications Sector Index (1)                  01/22/01

(1) Reflects no deduction for fees or expenses.

P R O F U N D  V P  U T I L I T I E S

Investment Objective. ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Sector Index.

The Dow Jones U.S. Utilities Sector Index measures the performance of the utilities economic sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities. As of March 31, 2003, the weighted average capitalization of the Index was $[ ].

Principal Investment Strategy. ProFund VP Utilities may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Utilities may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Utilities will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Utilities are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, ProFund VP Utilities is also subject to the following risks:

..    The rates of regulated utility companies are subject to review and limitation by governmental regulatory commissions.
..    The value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.
..    As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have little or no experience.
..    Deregulation is subjecting utility companies to greater competition and may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Utilities' investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund performance. The bar chart below provides some indication of the risks of investing in ProFund VP Utilities and shows the performance of ProFund VP Utilities for the calendar year.

Annual Returns as of December 31

2002        [   ]

During the period covered in the bar chart, the highest return on shares of ProFund VP Utilities for one quarter was ____% (quarter ended ___________, 2002) and the lowest return was _____% (quarter ended _____________, 2002).

The following table shows how the average annual returns for ProFund VP Utilities compare to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Utilities or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Of course, past performance is no guarantee of future results.

AVERAGE ANNUAL TOTAL RETURNS        ONE YEAR    SINCE INCEPTION   INCEPTION DATE
AS OF DECEMBER 31, 2002
ProFund VP Utilities                                                 01/22/01

Dow Jones U.S. Utilities Sector Index (1)                            01/22/01

(1) Reflects no deduction for fees or expenses.

P R O F U N D  V P  W I R E L E S S  C O M M U N I C A T I O N S

Investment Objective. ProFund VP Wireless Communications seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Wireless Communications Index.

The Dow Jones U.S. Wireless Communications Index measures the performance of the wireless communications industry of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services. As of March 31, 2003, the weighted average capitalization of the Index was $[ ].

Principal Investment Strategy. ProFund VP Wireless Communications may take positions in equity securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Wireless Communications may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents. ProFund VP Wireless Communications will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

Principal Risk Considerations. The principal risks of investing in ProFund VP Wireless Communications are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, ProFund VP Wireless Communications is also subject to the following risks:

..    The prices of the securities of wireless communications companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered.
..    Fierce competition for market share, and competitive challenges in the U.S.
     from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors.
..    Recent industry consolidation trends may lead to increased regulation of wireless communications companies in their primary markets.
..    Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.
..    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Wireless Communications' investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Wireless Communications is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

B O N D  B E N C H M A R K E D   P R O F U N D S  V P

The ProFunds VP contained in this section are benchmarked to the most recently issued 30-year U.S. Treasury Bond. The following chart outlines these ProFunds VP, their indices and daily objectives.

     PROFUND                        INDEX                                               DAILY OBJECTIVE
     U.S. Government Plus           Most recently issued 30-year U.S. Treasury Bond     125%
     Rising Rates Opportunity       Most recently issued 30-year U.S. Treasury Bond     125% of the Inverse

The ProFund VP U.S. Government Plus may be appropriate for investors who:

     . expect the yield on the most recently issued 30-year U.S. Treasury Bond to decrease.

The ProFund VP Rising Rates Opportunity may be appropriate for investors who:

     . expect the yield on the most recently issued 30-year U.S. Treasury Bond to increase.
     . want to protect (hedge) the value of a diversified portfolio of high grade and/or government bonds from a market downturn they anticipate.

P R O F U N D  V P  U.S.  G O V E R N M E N T  P L U S

Investment Objective. ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond"). In accordance with its stated objective, the net asset value of ProFund VP U.S. Government Plus generally should decrease as interest rates rise.

If ProFund VP U.S. Government Plus is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times (125%) as much, on a percentage basis, as any daily increase in the Long Bond on a given day. Conversely, its net asset value should lose approximately one and one-quarter (125%) as much, on a percentage basis, as any daily decrease in the Long Bond on a given day.

Principal Investment Strategy. ProFund VP U.S. Government Plus may take positions in debt securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP U.S. Government Plus may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents.

Principal Risk Considerations. The principal risks of investing in ProFund VP U.S. Government Plus are market risk, debt instrument risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investment risk, repurchase agreement risk and interest rate risk.

For more information on ProFund VP U.S. Government Plus' investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because the ProFund VP U.S. Government Plus commenced operations on May 1, 2002, it does not have a record of performance for a calendar year to compare against other investment companies or broad measures of securities market performance, such as indices.

P R O F U N D  V P  R I S I N G  R A T E S  O P P O R T U N I T Y

Investment Objective. ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued Long Bond. In accordance with its stated objective, the net asset value of ProFund VP Rising Rates Opportunity generally should decrease as interest rates fall.

If ProFund VP Rising Rates Opportunity is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times (125%) as much, on a percentage basis, as any daily decrease in the Long Bond on a given day. Conversely, its net asset value should lose approximately one and one-quarter times (125%) as much, on a percentage basis, as any daily increase in the Long Bond on a given day.

Principal Investment Strategy. ProFund VP Rising Rates Opportunity may take positions in debt securities and/or financial instruments that, in combination, should have similar price return characteristics as its benchmark. ProFund VP Rising Rates Opportunity may use optimization techniques in seeking its investment objective. Excess cash may be invested in money market instruments or cash equivalents.

Principal Risk Considerations. The principal risks of investing in ProFund VP Rising Rates Opportunity are market risk, debt instrument risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, concentration risk, active investment risk, volatility risk, interest rate risk and repurchase agreement risk.

For more information on ProFund VP Rising Rates Opportunity's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because ProFund VP Rising Rates Opportunity commenced operations on May 1, 2002, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

P R O F U N D  V P  M O N E Y  M A R K E T

ProFund VP Money Market seeks a high level of current income consistent with liquidity and preservation of capital.

The ProFund VP Money Market may be appropriate for investors who:

     . desire a high level of current income consistent with liquidity and preservation of capital.
     . want to maintain a neutral exposure to the stock market. The income earned from an investment in ProFund VP Money Market can keep their capital at work.
     . want to adjust their target exposure to an index. For instance, an investor who desires to target a daily return of 1.5 times the daily performance of the S&P 500 Index could allocate 75% of his or her investment to ProFund VP UltraBull and 25% of the investment to ProFund VP Money Market.

P R O F U N D  V P  M O N E Y  M A R K E T

Investment Objective. ProFund VP Money Market seeks as high a level of current income as is consistent with liquidity and preservation of capital.

Principal Investment Strategy. ProFund VP Money Market may invest in high-quality, short-term, dollar-denominated money market securities paying a fixed, variable or floating interest rate such as: debt instruments, U.S. government securities and repurchase agreements. ProFund VP Money Market may also invest in asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal. ProFund Advisors anticipates that ProFund VP Money Market will invest primarily in repurchase agreements within applicable credit quality and diversification requirements.

In order to maintain a stable share price, it maintains a dollar-weighted average maturity of 90 days or less. Generally, securities in ProFund VP Money Market are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less on their purchase date. ProFund VP Money Market also may invest in securities that have features that reduce their maturities to 397 days or less on their purchase date. ProFund VP Money Market buys U.S. government debt obligations, money market instruments and other debt obligations that at the time of purchase:

     . have received the highest short-term rating from two nationally recognized statistical rating organizations;

     . have received the highest short-term rating from one rating organization (if only one organization rates the security);

     .    if unrated, are determined to be of similar quality by ProFund
          Advisors; or

     . have no short-term rating, but are rated in the three highest long-term rating categories, or are determined to be of similar quality by ProFund Advisors.

Because many of the principal investments of ProFund VP Money Market are issued or credit-enhanced by banks and other financial institutions, it may invest more than 25% of its total assets in obligations of domestic banks. ProFund VP Money Market may invest in other types of instruments, as described in the Statement of Additional Information.

Principal Risk Considerations. The principal risks of investing in ProFund VP Money Market are market risk, concentration risk, interest rate risk and repurchase agreement risk. In addition to these risks, ProFund VP Money Market is also subject to the following risks:

     . Credit Risk: The credit quality of a security depends on the issuer's ability to pay interest and repay debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it.
     . Security Selection Risk: While ProFund VP Money Market invests in short-term securities, which by nature should be relatively stable investments, the risk remains that the securities selected will not perform as expected. This could cause the ProFund VP Money Market's yield to lag behind those of similar money market funds.
     . Prepayment Risk: When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high-yielding bond before it comes due, ProFund VP Money Market may have to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce ProFund VP Money Market's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

An investment in ProFund VP Money Market is not a deposit of a bank, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the ProFund VP Money Market tries to maintain a stable net asset value of $1.00 per share, there is no guarantee that the ProFund VP Money Market will do so, and you could lose money by investing in this ProFund VP.

For more information on ProFund VP Money Market's investment strategies and risks, including a description of the terms listed in bold, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. The bar chart below shows the performance of ProFund VP Money Market for the calendar year. The table shows how the performance of the Investor Class and Service Class Shares has varied over time. Of course, past performance is no guarantee of future results.

Annual Returns as of December 31 each year

2002   [    ]

During the periods covered in the bar chart, the highest return on shares of ProFund VP Money Market for one quarter was ____% (quarter ended ___________,
2002) and the lowest return was _____% (quarter ended _____________, 2002).

AVERAGE ANNUAL TOTAL RETURNS    ONE YEAR   SINCE INCEPTION   INCEPTION DATE
AS OF DECEMBER 31, 2002
ProFund VP Money Market                                         10/29/91

The 7-day yield (the income for the previous 7 days projected over a full year) for ProFund VP Money Market as of December 31, 2002 was [ ]%.

F E E S  A N D  E X P E N S E S  O F  T H E  P R O F U N D S  V P

The table below describes the fees and expenses you may pay if you buy and hold shares of a ProFund VP.

ANNUAL FUND OPERATING EXPENSES  (as a percentage of average daily net assets)

                                                                                                           Total Net
                                                                       Total Annual                          Annual
                            Investment                                   ProFund                            ProFund
                             Advisory    Distribution      Other        Operating       Fee Waivers/       Operating
CLASSIC PROFUNDS VP            Fees      (12b-1) Fees    Expenses        Expenses      Reimbursements*      Expenses
Bull                              0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Mid-Cap+                          0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Small-Cap                         0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
OTC                               0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Large-Cap Value+                  0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Large-Cap Growth+                 0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Mid-Cap Value                     0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Mid-Cap Growth                    0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Small-Cap Value                   0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Small-Cap Growth                  0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Asia 30                           0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Europe 30                         0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Japan                             0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%

                                                                                                           Total Net
                                                                       Total Annual                          Annual
                            Investment                                   ProFund                            ProFund
                             Advisory    Distribution      Other        Operating       Fee Waivers/       Operating
ULTRA PROFUNDS VP              Fees      (12b-1) Fees    Expenses        Expenses      Reimbursements*      Expenses
Bull Plus+                        0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
UltraBull                         0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
UltraMid-Cap                      0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
UltraSmall-Cap                    0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
UltraDow 30+                      0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
UltraOTC                          0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
UltraEurope+                      0.90%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%

                                                                                                           Total Net
                                                                       Total Annual                          Annual
                            Investment                                   ProFund                            ProFund
                             Advisory    Distribution      Other        Operating       Fee Waivers/       Operating
INVERSE PROFUNDS VP            Fees      (12b-1) Fees    Expenses        Expenses      Reimbursements*      Expenses
Bear                              0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
ShortSmall-Cap+                   0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Short-OTC                         0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
UltraBear+                        0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
UltraShort OTC+                   0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%

                                                                                                           Total Net
                                                                       Total Annual                          Annual
                            Investment                                   ProFund                            ProFund
                             Advisory    Distribution      Other        Operating       Fee Waivers/       Operating
SECTOR PROFUNDS VP             Fees      (12b-1) Fees    Expenses        Expenses      Reimbursements*      Expenses
Airlines+                         0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Banks                             0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Basic Materials                   0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Biotechnology                     0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Consumer Cyclical                 0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Consumer Non-Cyclical             0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Energy                            0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Financial                         0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Healthcare                        0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Industrial                        0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Internet                          0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Leisure Goods & Services+         0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Oil Drilling Equipment &          0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Services+                         0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Pharmaceuticals                   0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Precious Metals                   0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Real Estate                       0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Semiconductor                     0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Technology                        0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Telecommunications                0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Utilities                         0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Wireless Communications+          0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%

                                                                                                           Total Net
                                                                       Total Annual                          Annual
                            Investment                                   ProFund                            ProFund
                             Advisory    Distribution      Other        Operating       Fee Waivers/       Operating
BOND BENCHMARKED PROFUNDS      Fees      (12b-1) Fees    Expenses        Expenses      Reimbursements*      Expenses
VP
U.S. Government Plus              0.50%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%
Rising Rates Opportunity          0.75%          0.25%       [    ]%         [    ]%            [    ]%         [    ]%

                                                                                                           Total Net
                                                                       Total Annual                          Annual
                            Investment                                   ProFund                            ProFund
                             Advisory    Distribution      Other        Operating       Fee Waivers/       Operating
                               Fees      (12b-1) Fees    Expenses        Expenses      Reimbursements*      Expenses
ProFund VP Money Market           0.75%          0.00%       [    ]%         [    ]%            [    ]%         [    ]%

*For ProFunds VP other than ProFund VP Money Market, ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed [ ]% ([ ]% ___________________________________) through [ ]. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors to the extent that the repayment will not cause the ProFund's expenses to exceed the stated limit. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

+ Other expenses are estimates.

Example: This example is intended to help you compare the cost of investing in the ProFunds VP with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a ProFund VP for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the ProFunds VPremain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

CLASSIC PROFUNDS VP         One Year     Three Years    Five Years    Ten Years

Bull                        $   [    ]   $     [    ]   $    [    ]   $   [    ]
Mid-Cap**                   $   [    ]   $     [    ]
Small-Cap                   $   [    ]   $     [    ]   $    [    ]   $   [    ]
OTC                         $   [    ]   $     [    ]   $    [    ]   $   [    ]
Large-Cap Value**           $   [    ]   $     [    ]
Large-Cap Growth**          $   [    ]   $     [    ]
Mid-Cap Value               $   [    ]   $     [    ]   $    [    ]   $   [    ]
Mid-Cap Growth              $   [    ]   $     [    ]   $    [    ]   $   [    ]
Small-Cap Value             $   [    ]   $     [    ]   $    [    ]   $   [    ]
Small-Cap Growth            $   [    ]   $     [    ]   $    [    ]   $   [    ]
Asia 30                     $   [    ]   $     [    ]   $    [    ]   $   [    ]
Europe 30                   $   [    ]   $     [    ]   $    [    ]   $   [    ]
Japan                       $   [    ]   $     [    ]   $    [    ]   $   [    ]

ULTRA PROFUNDS VP           One Year     Three Years    Five Years    Ten Years
Bull Plus**                 $   [    ]   $     [    ]   $    [    ]   $   [    ]
UltraBull                   $   [    ]   $     [    ]
UltraMid-Cap                $   [    ]   $     [    ]   $    [    ]   $   [    ]
UltraSmall-Cap              $   [    ]   $     [    ]   $    [    ]   $   [    ]
UltraDow 30**               $   [    ]   $     [    ]
UltraOTC                    $   [    ]   $     [    ]   $    [    ]   $   [    ]
UltraEurope**               $   [    ]   $     [    ]

INVERSE PROFUNDS VP         One Year     Three Years    Five Years    Ten Years
Bear                        $   [    ]   $     [    ]   $    [    ]   $   [    ]
Short Small-Cap*            $   [    ]   $     [    ]
Short OTC                   $   [    ]   $     [    ]   $    [    ]   $   [    ]
UltraBear**                 $   [    ]   $     [    ]
UltraShort OTC**            $   [    ]   $     [    ]

SECTOR PROFUNDS VP          One Year     Three Years    Five Years    Ten Years
Airlines**                  $   [    ]   $     [    ]
Banks                       $   [    ]   $     [    ]   $    [    ]   $   [    ]
Basic Materials             $   [    ]   $     [    ]   $    [    ]   $   [    ]
Biotechnology               $   [    ]   $     [    ]   $    [    ]   $   [    ]
Consumer Cyclical           $   [    ]   $     [    ]   $    [    ]   $   [    ]
Consumer Non-cyclical       $   [    ]   $     [    ]   $    [    ]   $   [    ]
Energy                      $   [    ]   $     [    ]   $    [    ]   $   [    ]
Financial                   $   [    ]   $     [    ]   $    [    ]   $   [    ]
Healthcare                  $   [    ]   $     [    ]   $    [    ]   $   [    ]
Industrial                  $   [    ]   $     [    ]   $    [    ]   $   [    ]
Internet                    $   [    ]   $     [    ]   $    [    ]   $   [    ]

Leisure Goods &             $   [    ]   $     [    ]
Services**                  $   [    ]   $     [    ]
Oil Drilling Equipment      $   [    ]   $     [    ]
& Services**                $   [    ]   $     [    ]
Pharmaceuticals             $   [    ]   $     [    ]   $    [    ]   $   [    ]
Precious Metals             $   [    ]   $     [    ]   $    [    ]   $   [    ]
Real Estate                 $   [    ]   $     [    ]   $    [    ]   $   [    ]
Semiconductor               $   [    ]   $     [    ]   $    [    ]   $   [    ]
Technology                  $   [    ]   $     [    ]   $    [    ]   $   [    ]
Telecommunications          $   [    ]   $     [    ]   $    [    ]   $   [    ]
Utilities                   $   [    ]   $     [    ]   $    [    ]   $   [    ]
Wireless                    $   [    ]   $     [    ]
Communications**            $   [    ]   $     [    ]

Bond Benchmarked            One Year     Three Years    Five Years    Ten Years
ProFunds VP

U.S. Government Plus        $   [    ]   $     [    ]   $    [    ]   $   [    ]
Rising Rates Opportunity    $   [    ]   $     [    ]   $    [    ]   $   [    ]

                            One Year     Three Years    Five Years    Ten Years
Profund VP Money Market     $   [    ]   $     [    ]   $    [    ]   $   [    ]

* The ProFund VP commenced operations after June 30, 2002 and therefore does not project expenses for the 5- and 10-year periods.
** As of the date of this prospectus, the ProFund VP has not commenced operations and therefore does not project expenses for the 5- and 10-year periods.

S T R A T E G I E S  A N D  R I S K S

More On Strategies: In seeking to achieve the ProFunds VP investment objectives (other than the ProFund VP Money Market), ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the ProFunds VP should hold to approximate the performance of their benchmarks. ProFund Advisors does not invest the assets of the ProFunds VP in stocks or financial instruments based on ProFund Advisors' view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis, or forecast stock market movement or trends, in managing the assets of the ProFunds VP. The ProFunds VP do not seek to provide performance results that track their benchmarks over a period of time other than daily because mathematical compounding prevents the ProFunds VP from achieving such results. The ProFunds VP also do not take temporary defensive positions.

Under normal circumstances, all Mid-Cap, Small-Cap and Large-Cap ProFunds VP, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraDow 30, ProFund VP UltraEurope, and all Sector ProFunds VP seek their investment objectives by committing at least 80% of their assets to investments that, in combination, have economic characteristics similar to the type of investment suggested by their names. These investments may include, without limitation, securities, futures contracts, options on futures contracts, swap agreements, options on securities and indices, U.S. Government securities, repurchase agreements, or a combination of the foregoing. The ProFunds VP subject to the name policy will seek to provide shareholders with at least 60 days' prior notice of any change in the policy.

More On Risks: The ProFunds VP, other than the ProFund VP Money Market, are designed to correspond to the daily performance, a multiple of the daily performance or inverse of the performance of a benchmark index - whether the benchmark index is rising or falling. Each ProFund VP seeks to remain fully invested at all times in securities or financial instruments that provide exposure to its benchmark index without regard to market volatility or other factors. Therefore, securities may be purchased, retained and sold by a ProFund VP at times when non index-based funds would not do so.

There is no guarantee that any ProFund VP will achieve its investment objective and, as with any mutual fund, a ProFund VP could lose money, or its performance could trail that of other investment alternatives. The investment objective of each ProFund VP is non-fundamental and may be changed without shareholder approval. The investments made by a ProFund VP and the results achieved by the ProFund VP at any given time are not expected to be the same as those made by other mutual funds for which ProFund Advisors acts as investment advisor, including mutual funds with names, investment objectives and policies similar to the ProFunds VP.

In addition to the general risk of investing in index funds cited above, the following risks apply to certain or all ProFunds VP (as specified in each ProFund description):

Active Investment Risk. ProFund Advisors expects a significant portion of the assets of the ProFunds VP to come from professional money managers and investors who use ProFunds as part of "market timing" investment strategies. These strategies often call for frequent trading of ProFund shares to take advantage of anticipated changes in market conditions. Although ProFunds believes its accounting methodology should minimize the effect of such trading, active trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction expenses. In addition, large movements of assets into and out of the ProFunds VP may negatively impact a ProFund VP's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a ProFund VP's expense ratio may vary from current estimates or the historical ratio disclosed in this prospectus.

Aggressive Investment Technique Risk. The ProFunds VP use investment techniques that may be considered aggressive, including the use of futures contracts, options on futures contracts, swap agreements, options on securities and indices, repurchase agreements, forward contracts and similar instruments. Such techniques, particularly when used to create leverage, may expose the ProFunds VP to potentially dramatic changes in the value of the instruments and imperfect correlation between the value of the instruments and the security or index underlying a ProFund VP's benchmark. The use of aggressive investment techniques may also expose a ProFund VP to additional risks, including: 1) the risk that a counterparty to a contract or agreement fails to honor its obligations; 2) credit or performance risk on the amount each ProFund VP expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will not move as expected and a ProFund VP will incur significant losses; 4) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust a ProFund VP's position in a particular instrument when desired.

Concentration Risk. Concentration risk results from maintaining exposure to a limited number of issuers conducting business in specific market or industry sectors, and the risk that those issuers (or market sector) will perform poorly and therefore negatively impact the ProFunds VP subject to this risk.

Correlation Risk. A number of factors may affect a ProFund VP's ability to achieve a high correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. The following factors, including fees and expenses and income items, may adversely affect a ProFund VP's correlation with its benchmark. A ProFund VP may invest in securities or in other financial instruments not included in its benchmark index. A ProFund VP may not have investment exposure to all securities in its benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP and may receive trade information after the relelvant exchange or market closes, potentially resulting in the ProFund VP being over- or under-exposed. An exchange or market may close early, which may result in a ProFund VP being unable to sell or buy securities on that day or may halt trading in securities held by a ProFund VP, which may result in a ProFund VP being unable to sell or buy securities and certain options or futures contracts. In such circumstances, a ProFund VP may be unable to accurately price its current investments or may incur substantial trading losses. Also, daily rebalancing of a ProFund VP in order to maintain the designated exposure required to meet the daily investment objectives, combined with daily compounding, may adversely affect a ProFund VP's correlation with its benchmark.

Debt Instrument Risk. Each ProFund VP may invest in debt instruments, and ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market may invest principally in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of a debt instrument falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security can repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in a ProFund VP to decrease.

Equity Risk. The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund VP to decrease. The Inverse ProFunds VP respond differently to these risks than positively correlated funds.

Foreign Investment Risk. Foreign stocks and financial instruments correlated to such stocks may be more volatile than their U.S. counterparts for a variety of reasons, such as economic or political developments, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or inaccurate. Additionally, certain countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Securities or financial instruments purchased by a ProFund VP may be impacted by fluctuations in foreign currencies. The value of such securities or instruments could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.

Geographic Concentration Risk. Certain ProFunds VP may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic regions in which they focus their investments. For example, in 1997 and 1998, the values of some Asian currencies declined significantly, triggering a loss of investor confidence that resulted in a decline in the value of the stock markets, and individual company stocks, in the affected countries. Similar devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. Similarly, European companies could be hurt by such factors as regional economic downturns, policies adopted in the European Economic and Monetary Union, or difficulties experienced as certain countries, and particularly those in Eastern Europe, implement significant free market economic reforms. Japanese economic growth has weakened and Japan's stock markets have significantly declined since the early 1990s, and the current economic conditions remain uncertain. Japanese companies could be hurt by a failure to successfully implement significant proposed reforms to Japan's economy and financial system, among other considerations.

Growth Investing Risk. An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Interest Rate Risk. Interest rate risk is the risk that securities may fluctuate in value due to changes in interest rates and other factors. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities. To minimize this risk in the ProFund VP Money Market, ProFund Advisors limits the dollar-weighted average maturity of the securities held by ProFund VP Money Market to 90 days or less and primarily buys securities with remaining maturities of 13 months or less.

Inverse Correlation Risk. Shareholders in the Inverse ProFunds VP and ProFund VP Rising Rates Opportunity should lose money when the index or security underlying such ProFunds VP benchmark rises - a result that is the opposite from traditional equity or bond mutual funds.

Leverage Risk. Leverage offers a means of magnifying market movements into larger changes in an investment's value and provide greater investment exposure than a ProFund VP's investment. Leverage should cause investors to lose more money in market environments adverse to their benchmark. While certain ProFunds VP use leverage as a primary investment technique, all of the ProFunds VP (except ProFund VP Money Market) may borrow or use other forms of leverage for investment purposes.

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the ProFunds VP invest, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds VP from limiting losses or realizing gains.

Market Risk. The ProFunds VP are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds VP, other than the Inverse ProFunds VP, ProFund VP Rising Rates Opportunity and the ProFund VP Money Market, should normally lose value on days when the index underlying their benchmark declines. Investors in the Inverse ProFunds VP and ProFund VP Rising Rates Opportunity should lose value on days when the index underlying their benchmark increases.

Mid-Cap Company Investment Risk. Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Non-Diversification Risk. The ProFunds VP are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of issuers, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be. This risk may be particularly acute with respect to a ProFund VP whose index underlying its benchmark comprises a small number of stocks or other securities.

Repurchase Agreement Risk. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a ProFund VP may lose money because: it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the ProFund VP may have difficulty exercising rights to the collateral.

Short Sale Risk. Selling short, or borrowing stock to sell to a third party, is a technique that may be employed by ProFund Advisors to obtain proper inverse exposure or adjust investment exposure to a benchmark index. If a ProFund VP returns the security to the lender at a price lower than the price at which it borrowed the security plus interest incurred, the ProFund VP will earn a positive return (profit) on the difference. If the current market price is greater when the time comes to return the security, the ProFund VP will incur a negative return (loss) on the transaction. The ProFunds VP use of short sales involves additional transaction costs. While short sales can be used to achieve a ProFund VP's investment objectives, under certain market conditions, they can increase the volatility, and decrease the liquidity, of a ProFund VP. Such investments may lower a ProFund VP's return or result in a loss.

Small Company Investment Risk. The risk of equity investing may be particularly acute when a ProFund VP invests in the securities of issuers with small market capitalization. Small company stocks are typically less liquid then large company stocks and liquidating positions in turbulent market conditions could become difficult. Small company stocks tend to have greater fluctuations in price than the stocks of large companies and there can be a shortage of reliable information on certain small companies, which at times can pose a risk. In addition, small companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on the companies' share prices.

Technology Concentration Risk. Technology companies are subject to intense competition, both domestically and internationally, and may have limited product lines, markets, financial resources or personnel. Due to rapid technological developments and frequent new product introduction, technology companies bear the additional risk of product obsolescence as well as the dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Value Investing Risk. Value investing carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock deemed to be undervalued may actually be appropriately priced. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks.

Volatility Risk. The ProFunds VP subject to volatility risk seek to achieve a multiple or the inverse of a multiple of an index. Therefore, they experience greater volatility than the indexes underlying their benchmarks and greater potential for loss.

OTHER IMPORTANT CONCEPTS AND DEFINITIONS:
This section describes important concepts that may be unfamiliar to an investor reading about the Funds.

..    Call Options give investors the right to buy a stock at an agreed-upon price on or before a certain date. A put option gives you the right to sell a stock at an agreed-upon price on or before a certain date.
..    Collar is the simultaneous purchase of an equity floor and the sale of an equity cap (specified financial terms are described in this section).
..    Debt Instruments are bonds and other securities, such as certificates of deposit, euro time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. government securities, that are used by U.S. and foreign banks, financial institutions, corporations, or other entities, to borrow money from investors. Holders of debt instruments have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt instruments, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.
..    Depositary Receipts (DRs), which include American Depositary Receipts
     (ADRs), Global Depositary Receipts (GDRs), and New York Shares (NYSs), are negotiable U.S. securities that generally represent a non-U.S. company's publicly traded equity. DRs are actually a derivative security of a
     non-U.S. company created by depositing ordinary shares of the non-U.S. company in a custodial account at a U.S. depository bank, which in turn issues new securities representing ownership interests in the ordinary shares of the company. Types of DR's include
     . ADRs: The most common type of DR, ADRs are publicly available to U.S. investors on a national stock exchange or in the over-the-counter market exchanges. One ADR typically represents a multiple or a fraction of one home market ordinary share.
     . GDRs: In addition to trading in the U.S, GDRs are generally available in one or more markets outside the foreign company's home country.
          GDRs are often referred to as ADRs. One GDR typically represents a multiple or a fraction of one home market ordinary share.
     . NYSs: A New York Share is a share of New York registry, representing equity ownership in a non-U.S. company. One New York Share is always equal to one home market ordinary share. New York Shares are used primarily by Dutch companies.
..    Derivative Investments are investment contracts whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts, forward contracts, swap agreements and other instruments ProFunds might use may be considered derivative investments.
..    Equity Cap is an agreement in which one party, for a premium paid up-front, agrees to pay the other party at a specific time period if a designated stock market benchmark moves above a certain level, agreed upon in advance.
..    Equity Securities are securities that include common stock, preferred securities, depositary receipts, convertible securities and rights and warrants. Stocks represent an ownership interest in a corporation.
..    Financial Instruments The ProFunds VP (excluding the ProFund VP Money
     Market) may utilize a variety of financial instruments in pursuing their investment objectives, including investing in derivative instruments such as futures contracts, options on futures contracts, equity caps, collars, floors, swap agreements, forward contracts, structured notes, and options on securities and stock indices. The ProFunds VP may also invest in ADRs, GDRs and NYSs traded on U.S. markets. The ProFunds VP may invest in financial instruments as a substitute for investing directly in stocks or bonds in order to gain exposure to the appropriate benchmark index or security. Financial instruments may also be used to produce economically "leveraged" investment results.
..    Floors are agreements in which one party agrees to pay the other if a specific market benchmark falls below a certain level.
..    Forward Contracts are two-party contracts where a purchase or sale of a specific quantity of a commodity, government security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Unlike an options contract, a forward contract is a completed contract and there can be a cover for the sales of a futures contract. Forward contracts are entered into with dealers or financial institutions.
..    Futures or Futures Contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date.
..    Hedging is a strategy that attempts to reduce the risk of a portfolio by making investments that are expected to perform differently than - or even offset - each other.
..    Leverage is a means of enhancing return or value without increasing investment. Leverage and leverage techniques offer a means of magnifying market movements into larger changes in an investment's value. Equity caps, collars and floors, swap agreements, futures contracts, short sales, and options on securities indexes and futures are all means of employing leverage.
..    Money Market Instruments are short-term debt instruments that have terms-to-maturity of less than 367 days and exhibit high quality credit profiles. Such instruments are subject to the regulations governing money market mutual funds.
..    Optimization Techniques A ProFund VP may hold a representative sample of the securities in the index underlying a ProFund VP's benchmark, which have aggregate economic characteristics similar to those of the index. In addition, a ProFund VP may invest in securities or financial instruments that are not included in the index or may overweight or underweight certain securities or groups of securities contained in the index.
..    Option Contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day.
..    Ordinary Shares are capital stock or equity of a publicly traded company, often referred to as common stock. Ordinary shares receive secondary preference to preferred stock in the distribution of dividends and often assets. Many ordinary shares of U.S. companies are registered and trade on U.S. exchanges. Ordinary shares of foreign companies can also trade directly on U.S. exchanges. Such shares are often called Global Registered Shares (GRSs) and trade in U.S. and other countries in the same form as they trade in their home market.
..    Repurchase Agreements are agreements between a seller and a buyer, usually of U.S. Government securities, whereby the seller agrees to repurchase the securities at an agreed upon price and, usually, at a stated time.
..    Reverse Repurchase Agreements involve the sale of a security by a fund to another party (generally a bank or dealer) in return for cash and an agreement by the fund to buy the security back at a specified price and time.
..    Selling Short is selling a stock, usually borrowed, in anticipation of buying it back at a lower price.
..    Structured Notes are complex debt instruments in which the issuer enters into one or more swap arrangements to change the cash flows it is required to make.
..    Swap Agreements are two-party contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.
..    U.S. Government Securities are debt issues of the U.S. government, such as
     Treasury bills, notes and bonds.

P R O F U N D S  M A N A G E M E N T

"The Board of Trustees is responsible for the general supervision of the Trust, including the ProFunds VP. The Trust's officers are responsible for the day-to-day operations of the ProFunds VP."

P R O F U N D S  M A N A G E M E N T

BOARD OF TRUSTEES AND OFFICERS

The ProFunds VP are series of ProFunds (the "Trust"), a registered investment company. The Board of Trustees is responsible for the general supervision of of all series of the Trust, including the ProFunds VP. The Trust's officers are responsible for day-to-day operations of the ProFunds VP.

INVESTMENT ADVISER

PROFUND ADVISORS LLC

ProFund Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to all of the ProFunds VP and provides management services to the ProFunds VP. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund VP. It is entitled to receive annual fees equal to 0.75% of the average daily net assets of each ProFund VP, except ProFund VP U.S. Government Plus and ProFund VP UltraEurope, for which it is entitled to receive annual fees equal to 0.50% and 0.90%, respectively, of the average daily net assets of each such ProFund. ProFund Advisors bears the costs of providing advisory services. ProFund Advisors may pay, out of the advisory fees that it receives, intermediaries or other service providers. During the year ended December 31, 2002, each ProFund VP which had a full year of operations, paid ProFund Advisors fees in the following amounts:

Fees Paid (as a percentage of average daily net assets)
         Bull                                           [   ]%
         Small-Cap                                      [   ]%
         OTC                                            [   ]%
         Europe 30                                      [   ]%
         Bull Plus                                      [   ]%
         UltraSmall-Cap                                 [   ]%
         UltraOTC                                       [   ]%
         Bear                                           [   ]%
         Biotechnology                                  [   ]%
         Energy                                         [   ]%
         Financial                                      [   ]%
         Healthcare                                     [   ]%
         Real Estate                                    [   ]%
         Technology                                     [   ]%
         Telecommunications                             [   ]%
         Utilities                                      [   ]%
         Money Market                                   [   ]%

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC since 1997, formerly served as senior vice president of Padco Advisors, Inc., which advises Rydex(R)Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC since 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Director of Portfolio for ProFund Advisors LLC since 1997, has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at George Washington University. He earned his degrees at the University of Kentucky. Each ProFund VP is managed by an investment team chaired by Dr. Seale.

OTHER SERVICE PROVIDERS

ProFunds Distributors, Inc., located at 3435 Stelzer Road, Columbus, Ohio, 43219, acts as the distributor of ProFund VP shares and is an affiliate of BISYS Fund Services Limited Partnership ("BISYS"). BISYS, located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the administrator to the ProFunds VP, providing operations, compliance and administrative services.

ProFund Advisors also performs client support and administrative services for the ProFunds VP. ProFund Advisors is entitled to receive annual fees equal to 0.15% of the average daily net assets of each ProFund VP for such services. During the year ended December 31, 2002, each ProFund VP which had a full year of operations paid ProFund Advisors fees in the following amounts:

Fees Paid (as a percentage of average daily net assets)
         Bull                                           [   ]%
         Small-Cap                                      [   ]%
         OTC                                            [   ]%
         Europe 30                                      [   ]%
         Bull Plus                                      [   ]%
         UltraSmall-Cap                                 [   ]%
         UltraOTC                                       [   ]%
         Bear                                           [   ]%
         Biotechnology                                  [   ]%
         Energy                                         [   ]%
         Financial                                      [   ]%
         Healthcare                                     [   ]%
         Real Estate                                    [   ]%
         Technology                                     [   ]%
         Telecommunications                             [   ]%
         Utilities                                      [   ]%
         Money Market                                   [   ]%

INDEX INFORMATION

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," "500", and "S&P MidCap 400," "Standard &Poor's MidCap 400," "S&P Small-Cap 600," "Standard &Poor's Small-Cap 600," "S&P MidCap 400/BARRA Growth Index," "S&P MidCap 400/BARRAValue Index," "S&P SmallCap 600/BARRAGrowth Index," and "S&P Small-Cap 600/BARRA Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds. "Russell 2000 Index" is a trademark of the Frank Russell Company. "NASDAQ-100 Index" is a trademark of the NASDAQ Stock Markets, Inc. ("NASDAQ"). "Philadelphia Stock Exchange Gold and Silver Sector Index" is a service mark of the Philadelphia Stock Exchange. The ProFunds VP are not sponsored, endorsed, sold or promoted by Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange or the Frank Russell Company and neither Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange nor the Frank Russell Company makes any representation regarding the advisability of investing in ProFunds.

"Dow Jones," "Dow 30," "Dow Jones Industrial Average," "DJIA," and the name of each Dow Jones sector index are service marks of Dow Jones & Company, Inc.

DOW JONES DOES NOT:

     . Sponsor, endorse, sell or promote ProFund VP UltraDow 30 or Sector ProFunds VP (together, the "ProFunds").
     . Recommend that any person invest in the ProFunds VP or any other securities.
     . Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds VP.
     . Have any responsibility or liability for the administration, management of marketing of the ProFunds VP.
     . Consider the needs of the ProFunds VP or the owners of the ProFunds VP in determining, composing or calculating the Dow Jones sector indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds VP. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

     . The results to be obtained by the ProFunds VP, the owner of the ProFunds VP or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;
     . The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or
     . The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds VP or any other third parties.

(Please see the Statement of Additional Information, which sets forth certain additional disclaimers and limitations of liabilities).

G E N E R A L  P R O F U N D S  VP  I N F O R M A T I O N

"Purchases, redemptions and exchanges of shares are affected at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption or exchange request."

G E N E R A L  P R O F U N D S  VP  I N F O R M A T I O N

CALCULATING SHARE PRICES
(All ProFunds VP Except ProFund VP Money Market)

Each ProFund VP (other than ProFund VP UltraEurope) calculates its daily share price on the basis of the net asset value of shares at the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern time) every day the NYSE is open for business. The net asset value of shares of ProFund VP UltraEurope is determined as of the latest close of trading of the three exchanges tracked by the ProFunds Europe Index (ordinarily 2:00 PM Eastern time) on each day the NYSE, London Stock Exchange, Frankfurt Stock Exchange and Paris Stock Exchange are open for business.

Purchases and redemptions of shares are effected at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption request. If a ProFund VP's portfolio investments trade in markets on days when the ProFund VP's principal trading market(s) is closed, the ProFund VP's net asset value may vary on days when investors cannot purchase or redeem shares.

Each ProFund VP determines its net asset value per share by dividing the market value of the ProFund VP's assets, less the ProFund VP's liabilities, by the number of the ProFund VP's outstanding shares.

A ProFund VP's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available, that investment may be valued by another method that the Board of Trustees believes accurately reflects fair value. The use of this fair valuation method may be appropriate if, for example, market quotations do not accurately reflect fair value for an investment, an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close. This procedure incurs the unavoidable risk that the fair value of an investment may be higher or lower than the investment might actually command if the ProFund VP sold it. See the Statement of Additional Information for more details.

The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day. If the exchange or market on which a ProFund VP's underlying investments are primarily traded closes early, the net asset value may be calculated prior to its normal calculation time. For example, if the Bond Market Association recommends an early close of the bond markets, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may also close early.

The London Stock Exchange, Frankfurt Stock Exchange or Paris Bourse closes for the following holidays in 2003: May Day (May [ ]), Spring Bank Holiday (May [ ]), Pentecost Monday (June [ ]), Bastille Day (July [ ]), Summer Bank Holiday (August [ ]), Christmas Day, and Boxing Day (observed December [ ]). Holidays scheduled for 2003 include: New Year's Day (January [ ]), Good Friday (April [ ]) and Easter Monday (April [ ]). Please note that holiday schedules are subject to change without notice.

CALCULATING THE PROFUND VP MONEY MARKET'S SHARE PRICE

ProFund VP Money Market calculates daily share prices on the basis of the net asset value of shares at the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time) every day the NYSE is open for business. The bond markets or other primary trading markets for the ProFund VP Money Market may close early on the day before certain holidays on which the NYSE is closed, and the day after Thanksgiving. If the Bond Market Association recommends an early close of the bond markets, the ProFund VP Money Market also may close early. The ProFund VP Money Market will cease taking transaction requests at such times, including requests to exchange to or from other ProFunds VP. The ProFund VP Money Market's net asset value will normally be $1.00, although ProFund Advisors cannot guarantee that this will always be the case. ProFund VP Money Market uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys. This method does not reflect daily fluctuations in market value.

DIVIDENDS AND DISTRIBUTIONS

Each of the ProFunds VP intends to declare and distribute to its shareholders annually all of the year's net investment income and net capital gains. Such distributions may cause a ProFund VP to deviate from its daily benchmark. Each ProFund VP will reinvest these distributions in additional shares of the ProFund VP making the distribution unless the insurance company separate account has written to request a direct cash distribution. As a general policy, ProFunds VP do not announce dividend distribution dates in advance.

ProFund VP Money Market and ProFund VP U.S. Government Plus declare dividends from net investment income daily and pay the dividends on a monthly basis. ProFund VP Real Estate declares dividends from net investment income quarterly and pays the dividends on a quarterly basis. ProFund VP Money Market, ProFund VP U.S. Government Plus and ProFund VP Real Estate will pay annually any long-term capital gains as well as any short-term capital gains that they did not distribute during the year, but reserve the right to include in the dividend any short-term capital gains on securities that they sell. Each of the other ProFunds VP declares and distributes net investment income and net capital gains on an annual basis.

ProFund VP Money Market may revise these policies, postpone the payment of dividends and interest or take other actions in order to maintain a constant net asset value of $1.00 per share.

PURCHASING AND REDEEMING  SHARES

Shares of the ProFunds VP are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and ProFund Advisors. Shares of the ProFunds VP are purchased or redeemed at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption request. Each ProFund VP reserves the right to reject or refuse, in its discretion, any order for the purchase of its shares, in whole or in part.

Investors do not deal directly with the ProFunds VP to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate accounts that invest in the ProFunds VP.

Payment for shares redeemed normally will be made within seven days of redemption. The ProFunds VP intend to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

The ProFunds VP currently do not foresee any disadvantages to investors if the ProFunds VP served as investment media for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which a ProFund VP served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the ProFund VP might be required to redeem the investment of one or more of its separate accounts from the ProFund VP, which might force the ProFund VP to sell securities at disadvantageous prices.

The ProFunds VP reserve the right to discontinue offering shares at any time, or to cease investment operations entirely. In the event that a ProFund VP ceases offering its shares, any investments allocated to the ProFund VP may, subject to any necessary regulatory approvals, be invested in another ProFund VP deemed appropriate by the Board of Trustees.

DISTRIBUTION (12B-1) PLAN FEES

Under a distribution plan adopted by the Board of Trustees pursuant to Rule 12b-1 under the Investment Company Act of 1940, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP. Over time, fees paid under the plan will increase the cost of your investment and may cost you more than other types of sales charges.

Each ProFund VP may pay insurers for a variety of administrative services provided in connection with offering the ProFunds VP as investment options under contracts issued by the insurers. In addition, ProFund Advisors may pay, out of its own assets and at no cost to the ProFunds VP, amounts to broker-dealers or other financial intermediaries in connection with the provision of services to the ProFunds VP and investors, such as sub-administration, sub-transfer agency and other services, and/or the distribution of ProFund VP shares.

TAX INFORMATION

Each ProFund VP intends to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If each ProFund VP qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each ProFund VP will be relieved of federal income tax on the amounts distributed. Each ProFund VP intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, each ProFund VP will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If a ProFund VP fails to meet this diversification requirement, income with respect to variable insurance contracts invested in that ProFund VP at any time during the calendar year in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for the prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue. Since the shareholders of the ProFunds VP will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

F I N A N C I A L  H I G H L I G H T S

The following tables provide a picture of the performance of each of the ProFunds VP for each year ended December 31 since inception.

No information is presented for ProFund VP Mid-Cap, ProFund VP Large-Cap Value, ProFund VP Large Cap Growth, ProFund VP Bull Plus, ProFund VP UltraDow 30, ProFund VP UltraEurope, ProFund VP UltraBear, ProFund VP UltraShort OTC, ProFund VP Airlines, ProFund VP Leisure Goods & Services, ProFund VP Oil Drilling Equipment & Services and ProFund VP Wireless Communications, as these ProFunds VP were not open for investment as of December 31, 2002. The total return information selected represents the rate of return and the per share operating performance that an investor would have earned on an investment in a ProFund VP, assuming reinvestment of all dividends and distributions. [This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report on the financial statements of the ProFunds VP appear in the annual report of the ProFunds VP for the fiscal year ended ______________.] The annual report is available free of charge by phoning 888-776-3637.

Additional information about certain investments of the ProFunds VP is available in the annual and semi-annual reports to shareholders of the ProFunds VP. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the fiscal year covered by the report.

You can find more detailed information about ProFunds VP in the current Statement of Additional Information, dated May 1, 2003, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this prospectus. To receive your free copy of a Statement of Additional Information, or the annual or semi-annual reports, or if you have questions about investing in ProFunds, write us at:

     PROFUNDS

     P.O. BOX 182800
     COLUMBUS, OH 43218-2800

     or call our toll-free numbers:
     (888) PRO-FNDS (888) 776-3637 For Investors
     (888) PRO-5717 (888) 776-5717 Institutions and Financial Professionals Only

     or visit our website www.profunds.com

You can find reports and other information about ProFunds on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the ProFunds VP, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

ProFunds and the Bull & Bear design, Ultra, Sector and Innovations in Indexing are trademarks of ProFund Advisors LLC.

PROFUNDS EXECUTIVE OFFICES
BETHESDA, MD

                                     [LOGO]
                                    PROFUNDS

                            INNOVATIONS IN INDEXINGTM

                                      Investment Company Act File No. 811-08239

                                                                      PROVP0503

                                    PROFUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                        7501 WISCONSIN AVENUE, SUITE 1000
                            BETHESDA, MARYLAND 20814

                       (888) 776-3637 RETAIL SHAREHOLDERS
         (888) 776-5717 (INSTITUTIONS AND FINANCIAL PROFESSIONALS ONLY)

     This Statement of Additional Information ("SAI") describes the "Classic ProFunds," "Ultra ProFunds," "Inverse ProFunds," UltraSector ProFunds," "Bond Benchmarked ProFunds" and the Money Market ProFund. The Classic ProFunds include: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Asia 30 ProFund and Europe 30 ProFund; the Ultra ProFunds include: UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30/SM/ ProFund, UltraOTC ProFund and UltraJapan ProFund; the Inverse ProFunds include: Bear ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraBear ProFund and UltraShort OTC ProFund; the UltraSector ProFunds include: Airlines UltraSector ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, Energy UltraSector ProFund, Financial UltraSector ProFund, Healthcare UltraSector ProFund, Industrial UltraSector ProFund, Internet UltraSector ProFund, Leisure Goods & Services UltraSector ProFund, Oil Drilling Equipment & Services UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, and Wireless Communications UltraSector ProFund; the Bond Benchmarked ProFunds include: U.S. Government Plus ProFund and Rising Rates Opportunity ProFund (each, a "ProFund", and collectively, the "ProFunds"). Each ProFund offers two classes of shares: Investor Class Shares and Service Class Shares. The ProFunds may be used by professional money managers and investors as part of an asset-allocation or market-timing investment strategy or to create specified investment exposure to a particular segment of the securities market or to hedge an existing investment portfolio. Each non-money market ProFund seeks investment results that correspond each day to a specified benchmark. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy. Additional ProFunds may be created from time to time.

     Money Market ProFund seeks a high level of current income consistent with liquidity and the preservation of capital through investment in high quality money market instruments. Unlike other mutual funds, Money Market ProFund currently seeks to achieve its investment objective by investing all of its investable assets in the Cash Management Portfolio (the "Portfolio"), a separate investment company with an identical investment objective. The performance of Money Market ProFund will correspond directly to the investment performance of the Portfolio.

     The ProFunds involve special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the ProFunds to determine whether an investment in a particular ProFund is appropriate. None of the ProFunds alone constitutes a balanced investment plan. Each non-money market ProFund is not intended for investors whose principal objective is current income or preservation of capital. Because of the inherent risks in any investment, there can be no assurance that the ProFunds' investment objectives will be achieved.

     This SAI is not a prospectus. It should be read in conjunction with ProFunds' Prospectus, dated May 1, 2003, which incorporates this SAI by reference. The financial statements and related report of the independent accountants included in the ProFunds' annual report for the fiscal year ended [_________________], are incorporated by reference into this SAI. A copy of the Prospectus or Annual Report is available, without charge, upon request to the address above or by telephone at the numbers above.

     The date of this SAI is [May 1, 2003.]

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            PAGE

PROFUNDS....................................................................   4
INVESTMENT POLICIES, TECHNIQUES and RELATED RISKS...........................   4
INVESTMENT RESTRICTIONS.....................................................  24
DETERMINATION OF NET ASSET VALUE............................................  28
PORTFOLIO TRANSACTIONS AND BROKERAGE........................................  29
MANAGEMENT OF PROFUNDS......................................................  34
COSTS AND EXPENSES..........................................................  49
ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST...............  50
CAPITALIZATION..............................................................  50
TAXATION....................................................................  72
PERFORMANCE INFORMATION.....................................................  77
FINANCIAL STATEMENTS........................................................  87
APPENDIX A - PROFUNDS EUROPE 30 INDEX....................................... A-1
APPENDIX B - PROFUNDS ASIA 30 INDEX......................................... B-1
APPENDIX C - DESCRIPTION OF SECURITIES RATINGS.............................. C-1

                                    PROFUNDS

     ProFunds (the "Trust") is an open-end management investment company that currently comprises multiple separate series. Forty-seven series are discussed herein and other series may be added in the future. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy. Shares of any ProFund may be exchanged, without any charge, for shares of any other ProFund on the basis of the respective net asset values of the shares involved; provided, that, in connection with exchanges for shares of the ProFund, certain minimum investment levels are maintained (see "Shareholders Services -- Exchanging ProFund Shares" in the Prospectus).

GENERAL

     Reference is made to the Prospectus for a discussion of the investment objectives and policies of the ProFunds. In addition, set forth below is further information relating to the ProFunds. The discussion below supplements and should be read in conjunction with the Prospectus. Portfolio management is provided to the non-money market ProFunds by ProFund Advisors LLC, a Maryland limited liability company with offices at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814 (the "Advisor"). Money Market ProFund currently invests all of its investable assets in the Cash Management Portfolio (the "Portfolio"), which has as its investment adviser Deutsche Asset Management, Inc. ("DeAM, Inc."), 280 Park Avenue, New York, New York 10017.

     The investment restrictions of the ProFunds specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that ProFund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objectives and all other investment policies of the ProFunds not specified as fundamental (including the benchmarks of the ProFunds) may be changed by the Trustees of the ProFunds without the approval of shareholders.

     It is the policy of the non-money market ProFunds to pursue their investment objectives of correlating with their benchmarks regardless of market conditions, to remain nearly fully invested and not to take defensive positions.

          The investment strategies of the ProFunds discussed below, and as discussed in the Prospectus, may be used by a ProFund if, in the opinion of the Advisor, these strategies will be advantageous to the ProFund. A ProFund is free to reduce or eliminate its activity in any of these areas without changing the ProFund's fundamental policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a ProFund will result in the achievement of the ProFund's objectives. Also, there can be no assurance that any ProFund will grow to, or maintain, an economically viable size, in which case management may determine to liquidate the ProFund at a time that may not be opportune for shareholders.

     The use of the term "favorable market conditions" throughout this SAI is intended to convey rising markets for the Classic ProFunds, Ultra ProFunds, UltraSector ProFunds and the U.S. Government Plus ProFund and falling markets for the Inverse ProFunds and the Rising Rates Opportunity ProFund. The use of the term "adverse market conditions" is intended to convey falling markets for the Classic ProFunds, Ultra ProFunds, UltraSector ProFunds and the U.S. Government Plus ProFund and rising markets for the Inverse ProFunds and the Rising Rates Opportunity ProFund.

                INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

     A non-money market ProFund may consider changing its benchmark if, for example, the current benchmark becomes unavailable; the Board of Trustees believes that the current benchmark no longer serves the investment needs of a majority of shareholders or another benchmark better serves their needs; or the financial or economic environment makes it difficult for its investment results to correspond sufficiently to its current benchmark. If believed appropriate, a ProFund may specify a benchmark for itself that is "leveraged" or proprietary. Of course, there can be no assurance that a ProFund will achieve its objective.

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     ProFunds listed below have non-fundamental investment policies obligating such a ProFund to commit, under normal market conditions, at least 80% of its assets to investments that, in combination, have economic characteristics similar to the type of investments suggested by its name. For purposes of such an investment policy, "assets" includes the ProFund's net assets, as well as any amounts borrowed for investment purposes. In addition, for purposes of such an investment policy, "assets" includes not only the amount of a ProFund's net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the ProFund's net assets that are segregated on the ProFund's books and records or otherwise used to cover such investment exposure, as required by applicable regulatory guidance. The Trust's Board of Trustees has adopted a policy to provide investors with at least 60 days' notice prior to any change in such an investment policy.

      Mid-Cap ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to mid-cap companies.

      Small-Cap ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to small-cap companies.

      Large-Cap Value ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to large-cap companies.

      Large-Cap Growth ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to large-cap companies.

      Mid-Cap Value ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to mid-cap companies.

      Mid-Cap Growth ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to mid-cap companies.

      Small-Cap Value ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to small-cap companies.

      Small-Cap Growth ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to small-cap companies.

      Asia 30 ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to Asian companies.

      Europe 30 ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to European companies.

      UltraMid-Cap ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to mid-cap companies.

      UltraSmall-Cap ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to small-cap companies.

      UltraDow 30 ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to securities in the Dow Jones Industrial Average.

      UltraJapan ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to Japanese companies.

      Short Small-Cap ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to small-cap companies.

      Airlines UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to airline companies.

      Banks UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to bank companies.

      Basic Materials UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to basic materials companies.

      Biotechnology UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to biotechnology companies.

      Consumer Cyclical UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to consumer-cyclical companies.

      Consumer Non-Cyclical UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to consumer non-cyclical companies.

      Energy UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to energy companies.

      Financial UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to financial companies.

      Healthcare UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to healthcare companies.

      Industrial UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to industrial companies.

      Internet UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to internet companies.

      Leisure Goods & Services UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to leisure goods and services companies.

      Oil Drilling Equipment & Services UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to oil drilling equipment and services companies.

      Pharmaceuticals UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to pharmaceutical companies.

      Precious Metals UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to precious metals companies.

      Real Estate UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to real estate companies.

      Semiconductor UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to semiconductor companies.

      Technology UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to technology companies.

      Telecommunications UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to telecommunications companies.

      Utilities UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to utilities companies.

      Wireless Communications UltraSector ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to wireless communication companies.

      U.S. Government Plus ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to the most recently issued 30-year U.S. Treasury Bond.

     Fundamental securities analysis is not generally used by the Advisor in seeking to correlate with the ProFunds' respective benchmarks. Rather, the Advisor primarily uses statistical or mathematical analysis to determine the investments a non-money market ProFund makes and techniques it employs. While the Advisor attempts to minimize any "tracking error" (the statistical measure of the difference between the investment results of a ProFund and the performance of its benchmark), certain factors will tend to cause a ProFund's investment results to vary from a perfect correlation to its benchmark. See "Special Considerations."

     Additional information concerning the characteristics of the investments of the ProFunds is set forth below.

EQUITY SECURITIES

     The ProFunds (other than U.S. Government Plus, Rising Rates Opportunity ProFund and Money Market ProFund) may invest in equity securities. The market price of securities owned by a ProFund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. Equity securities generally have greater price volatility than fixed income securities, and the ProFunds are particularly sensitive to these market risks.

FOREIGN INVESTMENT RISK

     Each ProFund (other than U.S. Government Plus, Rising Rates Opportunity ProFund and Money Market ProFund) may invest in securities of foreign issuers and may invest in securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). Special U.S. tax considerations may apply to a ProFund's investment in foreign securities. In addition, investors should consider carefully the potentially substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the ProFunds may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, which may affect the timing of the ProFunds' receipt of proceeds from its portfolio securities transactions. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the ProFunds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks may include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the ProFunds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe and other areas may be slowed or reversed by unanticipated political or social events in such countries.

     Investments in developing countries may involve risks of nationalization, expropriation and confiscatory taxation. In this event, the ProFunds could lose a substantial portion of any investments they have made in the affected countries. Further, no accounting standards exist in certain countries. Finally, even though certain foreign currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to the ProFunds' shareholders.

     Each non-money market ProFund also may invest in New York shares (or "direct shares"). New York shares are foreign stocks, denominated in U.S. dollars, traded on U.S. exchanges without being converted into American Depositary Receipts ("ADRs"). These foreign stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that don't restrict the trading of their stocks on other nations' exchanges.

     The Europe 30 ProFund, Asia 30 ProFund and UltraJapan ProFund are subject to the general risks associated with foreign investment. Because each of these ProFunds focuses its investments in a particular geographical region or country, it may experience the general risks discussed above to a heightened degree or may be exposed to risks specific to the region or country in which it invests, as described below.

Investment in Europe

          The Europe 30 ProFund focuses its investments in securities providing economic exposure to companies located or operating in Europe. Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries have expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that an investment in certain European countries would not also be expropriated, nationalized or otherwise confiscated.

          The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

          Foreign investment in the securities markets of certain European countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of an investment. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from certain of the countries is controlled under regulations, including in some cases the need for certain advance governmental notification or authority. Investments in these countries could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation.

          Issuers of securities in some European jurisdictions are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. The reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.

Investment in Asia

          The Asia 30 ProFund focuses its investments in securities of companies in the ProFunds Asia 30 Index. Currently, the ProFunds Asia 30 Index comprises companies located or operating in Australia, China, Hong Kong,

India, Indonesia, New Zealand, the Philippines, South Korea, Singapore and Taiwan (each an "Asian country" and collectively, "Asian countries").

          Each Asian country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries.

          Certain Asian countries at times have had managed currencies which were maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. Certain Asian countries have also restricted the free conversion of their currency into foreign currencies, including the U.S. dollar. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in 1997, South Korea's currency, the "won," lost 95% of its value against the U.S. dollar.

          Investment in companies located in China is subject to significant political risks. China retains a communist political system, but has taken steps to promote economic reforms and transform its economy into a market system. An investment in a company located in China is subject to the risk that (1) political instability may arise as a result of indecisive leadership; (2) hard-line Communists might regain the political initiative; (3) social tensions caused by widely differing levels of economic prosperity within Chinese society might create unrest, as they did in the tragic events of 1989, culminating in the Tiananmen Square incident; and (4) the threat of armed conflict exists over the unresolved situation concerning Taiwan. A number of Asian companies and countries are highly dependent on foreign loans, which may subject them to outside influence by other companies, countries or super-national organizations, for example in 1997, several Asian countries were forced to negotiate loans from the International Monetary Fund and others that impose strict repayment term schedules and require significant economic and financial restructuring.

Investment in Japan

          The UltraJapan ProFund invests a large portion of its assets in Japanese securities and instruments providing economic exposure to such securities. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist.

          The Japanese economy languished for much of the last decade. Lack of effective governmental action in the areas of tax reform to reduce high tax rates, banking regulation to address enormous amounts of bad debt, and economic reforms to attempt to stimulate spending are among the factors cited as possible causes of Japan's economic problems. Japan's currency, the "yen," has had a history of unpredictable and volatile movements against the dollar; a weakening yen hurts U.S. investors holding yen-denominated securities or instruments giving economic exposure to such instruments. Finally, the Japanese stock market has experienced wild swings in value and has often been considered significantly overvalued.

          Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.

          Foreign trade overseas is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools, and semiconductors and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the United States. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

DEPOSITARY RECEIPTS

     Each non-money market ProFund may invest in American Depositary Receipts ("ADRs"). For many foreign securities, U.S. dollar denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the ProFunds can avoid currency risks during the settlement period for either purchase or sales.

     In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

     The non-money market ProFunds may invest in both sponsored and unsponsored ADRs. Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for sponsored ADRs, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

     The non-money market ProFunds may also invest in Global Depositary Receipts ("GDRs"), New York shares and ordinary shares. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

CURRENCY RISK

     The ProFunds (other than U.S. Government Plus, Rising Rates Opportunity ProFund and Money Market ProFund) and in particular Asia 30 ProFund, Europe 30 ProFund, UltraJapan ProFund, Pharmaceuticals UltraSector ProFund and Precious Metals UltraSector ProFund) may invest in securities that trade in, or receive revenues in, foreign currencies. To the extent that a ProFund does so, that ProFund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. ProFund assets which are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss. The Advisor does not engage in activities designed to hedge against currency fluctuations.

REAL ESTATE INVESTMENT TRUSTS

     The Real Estate UltraSector ProFund may invest in real estate investment trusts ("REITS"). Equity REITS invest primarily in real property while mortgage REITS make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trust, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exempt status under the 1940 Act.

FUTURES CONTRACTS AND RELATED OPTIONS

     The non-money market ProFunds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

     When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

     Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the ProFund's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds may engage in related closing transactions with respect to options on futures contracts. The ProFunds will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission ("CFTC").

     When a ProFund purchases or sells a futures contract, or sells an option thereon, the ProFund "covers" its position. To cover its position, a ProFund may enter into an offsetting position, earmark or segregate with its custodian bank or on the official books and records of the ProFunds (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.

          The non-money market ProFunds may purchase and sell futures contracts and options thereon only to the extent that such activities would be consistent with the requirements of Section 4.5 of the regulations under the Commodity Exchange Act promulgated by the CFTC (the "CFTC Regulations"), under which each of these ProFunds would be excluded from the definition of a "commodity pool operator." Under Section 4.5 of the CFTC Regulations, a ProFund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-bona fide hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the ProFund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying security or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation. In accordance with the CFTC's no-action position, the ProFunds may also use an alternative test to Rule 4.5 that would allow buying and selling of futures contracts and options thereon, only to the extent that the aggregate notional value of any non-hedge commodity interest positions does not exceed the liquidation value of the ProFund's portfolio. For purposes of this test, notional value would be calculated for futures by multiplying , for each futures position, the size of the contract, in contract units, by the current market price per unit and, for options, by multiplying for each such position the size of the contract, in contract units, by the strike price per unit.

     The ProFunds will cover their positions when they write a futures contract or option on a futures contract. A ProFund may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the ProFund will earmark, segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. A ProFund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments, the prices of which are expected to move relatively consistently with the futures contract.

     A ProFund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the ProFund will maintain in a segregated account liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A ProFund may also cover its sale of a call option by taking positions in instruments, the prices of which are expected to move relatively consistently with the call option. A ProFund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the ProFund will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

     Although the ProFunds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

INDEX OPTIONS

     The non-money market ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. See "Taxation" herein.

     A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

     Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a ProFund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A ProFund will not enter into an option position that exposes the ProFund to an obligation to another party, unless the ProFund either (i) owns an offsetting position in securities or other options and/or (ii) segregates with the ProFund's custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

     The non-money market ProFunds may engage in transactions in stock index options listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing the ProFund's investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

     Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-

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the-Counter Index. Options currently are traded on the Chicago Board Options
Exchange (the "CBOE"), the AMEX, and other exchanges ("Exchanges"). Purchased OTC options and the cover for written OTC options will be subject to the respective ProFund's 15% limitation on investment in illiquid securities. See "Illiquid Securities."

     Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written
(sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a ProFund may buy or sell; however, the Advisor intends to comply with all limitations.

OPTIONS ON SECURITIES

     The non-money market ProFunds may buy and write (sell) options on securities for the purpose of realizing their respective investment objective. By buying a call option, a ProFund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a ProFund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a ProFund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a ProFund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a ProFund may cover its position by owning the underlying security on which the option is written. Alternatively, the ProFund may cover its position by owning a call option on the underlying security, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the ProFund or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a ProFund may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the ProFund. When a ProFund writes a put option, the ProFund will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a ProFund to write call options on stocks held by the ProFund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

     If a ProFund that writes an option wishes to terminate the ProFund's obligation, the ProFund may effect a "closing purchase transaction." The ProFund accomplishes this by buying an option of the same series as the option previously written by the ProFund. The effect of the purchase is that the writer's position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a ProFund which is the holder of an option may liquidate its position by effecting a "closing sale transaction." The ProFund accomplishes this by selling an option of the same series as the option previously purchased by the ProFund. There is no guarantee that either a closing purchase or a closing sale transaction can be affected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A ProFund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the ProFund if the premium, plus commission costs, paid by the ProFund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the ProFund on the sale of the call or the put option. The ProFund also will realize a gain if a call or put option which the ProFund has written lapses unexercised, because the ProFund would retain the premium.

     Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a ProFund. If an options market were to become unavailable, the ProFund would be unable to realize its profits or limit its losses until the ProFund could exercise options it holds, and the ProFund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

SHORT SALES

     The non-money market ProFunds may engage in short sales transactions under which the ProFund sells a security it does not own. To complete such a transaction, the ProFund must borrow the security to make delivery to the buyer. The ProFund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the ProFund. Until the security is replaced, the ProFund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the ProFund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

     Until the ProFund closes its short position or replaces the borrowed security, the ProFund will cover its position with an offsetting position or segregate cash or liquid instruments at such a level that the segregated amount plus the amount deposited with the broker as collateral will equal the current value of the security sold short.

SWAP AGREEMENTS

     The non-money market ProFunds may enter into equity index or interest rate swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities, in the case of the non-money market ProFunds), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     Most swap agreements entered into by the ProFunds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a ProFund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

     A ProFund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a ProFund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the ProFunds' illiquid investment limitations. A ProFund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

     Each non-money market ProFund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

     Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the ProFund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be segregated by a ProFund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the ProFunds and their Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a ProFund's borrowing restrictions.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the ProFunds' transactions in swap agreements.

     The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES

     Each non-money market ProFund and the Portfolio also may invest in U.S. government securities in pursuit of their investment objectives, as "cover" for the investment techniques these ProFunds employ, or for liquidity purposes. The U.S. Government Plus ProFund may invest substantially in U.S. government securities and instruments that have performance characteristics similar to those of U.S. government securities. The Rising Rates Opportunity ProFund may enter into short transactions on U.S. government securities.

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     U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

     Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a ProFund's portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a ProFund's portfolio investments in these securities.

REPURCHASE AGREEMENTS

     The ProFunds also may enter into repurchase agreements with financial institutions in pursuit of their investment objectives as "cover" for the investment techniques the ProFunds employ, or for liquidity purposes. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor and, in the case of Money Market ProFund, DeAM, Inc. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other liquid assets held by the ProFund, amounts to more than 15% (10% with respect to Money Market ProFund) of the ProFund's total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor and, in the case of Money Market ProFund, DeAM, Inc., liquidity, investment, regulatory, or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

     The non-money market ProFunds and the Portfolio may use reverse repurchase agreements as part of each ProFund's investment strategy. Reverse repurchase agreements involve sales by a ProFund/Portfolio of portfolio assets concurrently with an agreement by the ProFund/Portfolio to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund/Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund/Portfolio will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund/Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFund/Portfolio intends to use the reverse repurchase technique only when it will be to the ProFund/Portfolio's advantage to do so and the Money Market ProFund will not invest more than 5% of its total assets in reverse repurchase agreements. The ProFund/Portfolio will segregate with their custodian bank cash or liquid instruments equal in value to the ProFund/Portfolio's obligations in respect of reverse repurchase agreements.

CASH RESERVES

     To seek its investment objective, as a cash reserve, for liquidity purposes, or as "cover" for positions it has taken, each ProFund may invest all or part of the ProFund's assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

BORROWING

     The ProFunds (other than the Portfolio, except to the degree the Portfolio may borrow for temporary or emergency purposes) may borrow money for cash management purposes or investment purposes. Each of the non-money market ProFunds may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a ProFund "covers" its repurchase obligations as described above in "Reverse Repurchase Agreements," such agreement will not be considered to be a "senior security" and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that ProFund. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a ProFund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the ProFund will increase more when the ProFund's portfolio assets increase in value and decrease more when the ProFund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a ProFund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

     As required by the 1940 Act, a ProFund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a ProFund's assets should fail to meet this 300% coverage test, the ProFund, within three days (not including weekends and holidays), will reduce the amount of the ProFund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the ProFunds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of each ProFund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The ProFunds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

LENDING OF PORTFOLIO SECURITIES

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

     Subject to the investment restrictions set forth below, a ProFund and the Portfolio may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the ProFund/Portfolio and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending ProFund/Portfolio any income accruing thereon, and the ProFund/Portfolio may invest the cash collateral in portfolio securities, thereby earning additional income. A ProFund/Portfolio will not lend more than 33 1/3% of the value of the ProFund's total assets, except that the Portfolio will not lend more than 20% of the value of its total assets. Loans would be subject to termination by the lending ProFund/Portfolio on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending ProFund/Portfolio and that ProFund's/Portfolio's shareholders. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A ProFund/Portfolio may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan. With respect to the Portfolio, cash collateral may be invested in a money market fund managed by DeAM, Inc. (or its affiliate) and DeAM, Inc. may serve as the Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     Each non-money market ProFund (and to the extent allowable by its investment policies, the Money Market ProFund), from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund's net asset value. A ProFund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market ProFund) of the ProFund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

     The Portfolio will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Portfolio may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event. Upon purchasing a security on a when-issued or delayed-delivery basis, the Portfolio will identify, as part of a segregated account, cash or liquid securities in an amount at least equal to the when-issued or delayed-delivery commitment.

     The Trust will segregate with the Trust's custodian bank cash or liquid instruments equal to or greater in value than the ProFund's purchase commitments for such when-issued or delayed-delivery securities, or the Trust does not believe that a ProFund's net asset value or income will be adversely affected by the ProFund's purchase of securities on a when-issued or delayed delivery basis.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

     Each ProFund and the Portfolio may invest in the securities of other investment companies, including exchange traded funds, to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a ProFund/Portfolio invests in, and, thus, is a shareholder of, another investment company, the ProFund's/Portfolio's shareholders will indirectly bear the ProFund's/Portfolio's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund to the ProFund's own investment adviser and the other expenses that the ProFund/Portfolio bears directly in connection with the ProFund's/Portfolio's own operations. The Portfolio may invest its assets in other money market funds with comparable investment objectives. In general, the Portfolio may not (1) purchase more than 3% of any other money market fund's voting stock; (2) invest more than 5% of its assets in any single money market fund; and (3) invest more than 10% of its assets in other money market funds, unless permitted to exceed these limitations by an exemptive order of the SEC.

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ILLIQUID SECURITIES

     Each ProFund and the Portfolio may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to qualified institutional buyers under Rule 144A of the 1933 Act. A ProFund will not invest more than 15% (10% with respect to the Portfolio) of the ProFund's/Portfolio's net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the ProFund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission" or "SEC"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The ProFund/Portfolio may not be able to sell illiquid securities when the Advisor or DeAM, Inc. considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

     At the time of investment, the Portfolio's aggregate holdings of repurchase agreements having remaining maturities of more than seven calendar days (or which may not be terminated within seven calendar days upon notice by the Portfolio), time deposits having remaining maturities of more than seven calendar days, illiquid securities, restricted securities and securities lacking readily available market quotations will not exceed 10% of the Portfolio's net assets. If changes in the liquidity of certain securities cause the Portfolio to exceed such 10% limit, the Portfolio will take steps to bring the aggregate amount of its illiquid securities back below 10% of its net assets as soon as practicable, unless such action would not be in the best interest of the Portfolio.

     Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a ProFund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees of ProFunds has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a ProFund to the Advisor or, in the case of the Portfolio, to DeAM, Inc. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the ProFund's liquidity.

PORTFOLIO QUALITY AND MATURITY
(MONEY MARKET PROFUND AND THE PORTFOLIO)

     The Portfolio will maintain a dollar-weighted average maturity of 90 days or less. All securities in which the Portfolio invests will have or be deemed to have remaining maturities of 397 days or less on the date of their purchase, will be denominated in U.S. dollars and will have been granted the required ratings established herein by two nationally recognized statistical rating organizations ("NRSRO") (or one such NRSRO if that NRSRO is the only such NRSRO which rates the security), or if unrated, are believed by DeAM, Inc., under the supervision of the Portfolio's Board of Trustees, to be of comparable quality. Currently, there are three rating agencies which have been designated by the Commission as an NRSRO. These organizations and their highest short-term rating category (which may also be modified by a "+") are: Fitch IBCA, Inc., F1; Moody's Investors Service Inc. ("Moody's"), Prime-1; and Standard & Poor's, A-1. A description of such ratings is provided in the Appendix.

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

DeAM, Inc., acting under the supervision of and procedures adopted by the Board of Trustees of the Portfolio, will also determine that all securities purchased by the Portfolio present minimal credit risks.

OBLIGATIONS OF BANKS AND OTHER FINANCIAL INSTITUTIONS
(MONEY MARKET PROFUND AND THE PORTFOLIO)

     The Portfolio may invest in U.S. dollar-denominated fixed rate or variable rate obligations of U.S. or foreign institutions, including banks which are rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by DeAM, Inc., acting under the supervision of the Board of Trustees of the Portfolio, to be of comparable quality. Bank obligations in which the Portfolio invests include certificates of deposit, bankers' acceptances, time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign institutions including banks. For purposes of the Portfolio's investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If DeAM, Inc., acting under the supervision of the Portfolio's Board of Trustees, deems the instruments to present minimal credit risk, the Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks which include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada. Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include, without limitation, future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, and difficulty or inability of pursuing legal remedies and obtaining judgment in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to branches of U.S. banks. The Portfolio may invest more than 25% of its assets in the foreign and domestic bank obligations described above. The Portfolio's concentration of its investments in bank obligations will cause the Portfolio to be subject to the risks peculiar to the domestic and foreign banking industries to a greater extent than if its investments were not so concentrated. A description of the ratings set forth above is provided in the Appendix.

COMMERCIAL PAPER, OTHER DEBT OBLIGATIONS, CREDIT ENHANCEMENTS
AND ASSET-BACKED SECURITIES (MONEY MARKET PROFUND AND THE PORTFOLIO)

     COMMERCIAL PAPER. The Portfolio may invest in fixed rate or variable rate commercial paper, including variable rate master demand notes, issued by U.S. or foreign entities. Commercial paper when purchased by the Portfolio must be rated the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates the obligation) or if not rated, must be believed by DeAM, Inc., acting under the supervision of the Board of Trustees of the Portfolio, to be of comparable quality. Any commercial paper issued by a foreign entity and purchased by the Portfolio must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches of U.S. banks.

     Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between the Portfolio and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Portfolio will purchase only those notes under which it may demand and receive payment on principal and accrued interest daily or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy DeAM, Inc., acting under the supervision of the Board of Trustees of the Portfolio, that the same criterion set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence

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

of a secondary market and could, for this or other reasons, suffer a loss to the full extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances.

     OTHER DEBT OBLIGATIONS. The Portfolio may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase have, or are comparable in priority and security to other securities of such issuer which have, outstanding short-term obligations meeting the above short-term rating requirements, or if there are no such short-term ratings, are determined by DeAM, Inc., acting under the supervision of the Board of Trustees, to be of comparable quality and are rated in the top three highest long-term categories by the NRSROs rating such security.

     CREDIT ENHANCEMENT. Certain of the Portfolio's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Portfolio and affect the Money Market ProFund's share price. The Portfolio may have more than 25% of its total assets invested in securities credit-enhanced by banks.

     ASSET-BACKED SECURITIES. The Portfolio may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets, such as motor vehicle or credit card receivables. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets.

PORTFOLIO TURNOVER

     The nature of the ProFunds will cause the ProFunds to experience substantial portfolio turnover. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the ProFunds. In addition, a ProFund's portfolio turnover level may adversely affect the ability of the ProFund to achieve its investment objective. Because each ProFund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the ProFund's investors, it is difficult to estimate what the ProFund's actual turnover rate will be in the future. "Portfolio Turnover Rate" is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the non-money market ProFunds invest since such contracts generally have a remaining maturity of less than one year. Pursuant to the formula prescribed by the Commission, the portfolio turnover rate for each ProFund is calculated without regard to instruments, including options and futures contracts, having a maturity of less than one year.

SPECIAL CONSIDERATIONS

     To the extent discussed above and in the Prospectus, the ProFunds present certain risks, some of which are further described below.

     TRACKING ERROR. While the non-money market ProFunds do not expect that their daily returns will deviate adversely from their respective daily investment objectives, several factors may affect their ability to achieve this correlation. Among these factors are: (1) a ProFund's expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that ProFund; (2) less than all of the securities in the benchmark being held by a ProFund and securities not included in the benchmark being held by a ProFund; (3) an imperfect correlation between the performance of instruments held by a ProFund, such as futures contracts and options, and the performance of the underlying securities in the cash market;
(4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a ProFund's share prices being rounded to the nearest cent;
(7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a ProFund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) actual purchases and sales of the shares of a ProFund may differ from estimated transactions reported prior to the time share prices are calculated; (10) limit up or limit down trading halts on options or futures contracts which may prevent a ProFund from purchasing or selling options or futures contracts; and (11) early and unanticipated closings of the markets on which the holdings of a ProFund trade, resulting in the inability of the ProFund to execute intended portfolio transactions. While a close correlation of any ProFund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the net asset value of the shares of a ProFund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

          LEVERAGE. Ultra ProFunds, UltraBear and UltraShort OTC ProFunds, UltraSector ProFunds and the Bond Benchmarked ProFunds employ leverage as a principal investment strategy. Utilization of leverage principal strategy involves special risks and should be considered to be speculative. Leverage exists when a ProFund achieves the right to a return on a capital base that exceeds the amount the ProFund has invested. Leverage creates the potential for greater gains to shareholders of these ProFunds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the net asset values of these ProFunds' shares. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the ProFund to pay interest which would decrease the ProFund's total return to shareholders. If these ProFunds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these ProFunds not been leveraged. While the above ProFunds use leverage as a primary investment technique, all of the ProFunds may borrow or use other forms of leverage for investment purposes.

     NON-DIVERSIFIED STATUS. Each non-money market ProFund is a "non-diversified" series. A non-money market ProFund is considered "non-diversified" because a relatively high percentage of the ProFund's assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That ProFund's portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. A ProFund's classification as a "non-diversified" investment company means that the proportion of the ProFund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each ProFund, however, intends to seek to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, which imposes diversification requirements on these ProFunds that are less restrictive than the requirements applicable to the "diversified" investment companies under the 1940 Act.

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE

     Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, Money Market ProFund seeks to achieve its investment objective by investing all of its assets in the Portfolio, a separate registered investment company with the same investment objective as the Money Market ProFund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling beneficial interests to the Money Market ProFund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Money Market ProFund or subject to comparable variations in sales loads and other operating expenses. Therefore, investors in Money Market ProFund should be aware that these differences may result in differences in returns experienced by investors in the different funds that may invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from DeAM, Inc. at [1-800-730-1313].

     The ProFunds' Board of Trustees believes that Money Market ProFund will achieve certain efficiencies and economies of scale through the master-feeder structure, and that the aggregate expenses of Money Market ProFund are no higher than if Money Market ProFund invested directly in the securities held by the Portfolio.

     Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher

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

pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio concentration and potential risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the Commission, whenever Money Market ProFund is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Money Market ProFund and will cast all of its votes in the same proportion as the votes of Money Market ProFund's shareholders. Money Market ProFund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Money Market ProFund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as Money Market ProFund shareholders who do, in fact, vote.

     Certain changes in the Portfolio's investment objective, policies or restrictions may require the Money Market ProFund to withdraw its interest in the Portfolio. Such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, Money Market ProFund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of Money Market ProFund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

POTENTIAL FUTURE CHANGE TO THE MASTER-FEEDER FUND STRUCTURE

     At a meeting held on April 25, 2001, shareholders of Money Market ProFund approved an investment advisory agreement under which the Advisor may serve as investment advisor to Money Market ProFund. Under the agreement, the Advisor is authorized to manage the assets of Money Market ProFund directly, at which point Money Market ProFund would no longer operate as a feeder fund investing its assets in the Portfolio. However, Money Market ProFund's investment objective would not change, and the Advisor anticipates investing Money Market ProFund's assets in the same types of high-quality, short-term, dollar-denominated money market securities in which the Portfolio may invest. In addition, it is anticipated that Money Market ProFund generally would be subject to the same types of risks to which it currently is subject as a feeder fund investing its assets in the Portfolio. It is not anticipated that Money Market ProFund's total operating expenses would exceed its current operating expenses as a feeder fund investing in the Portfolio.

                             INVESTMENT RESTRICTIONS

     Each ProFund and the Portfolio have adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of the ProFund or the Portfolio, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of: (i) 67% or more of the shares of the series present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the ProFund are present or represented by proxy; or
(ii) more than 50% of the outstanding shares of the series. (All policies of a ProFund not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the ProFund.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

     A non-money market ProFund may not:

         1. Invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities). This investment restriction is not applicable to the UltraSector ProFunds, Large-Cap Value ProFund, Large-Cap Growth ProFund, Asia 30 ProFund, U.S. Government Plus ProFund, UltraDow 30 ProFund, Short OTC ProFund, Short Small-Cap ProFund and Rising Rates Opportunity ProFund.

         2. Make investments for the purpose of exercising control or management. This investment restriction is not applicable to the UltraSector ProFunds.

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

         3. Purchase or sell real estate, except that, to the extent permitted by applicable law, the ProFund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein, including, for the UltraSector ProFunds, REITS.

         4. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the ProFund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

         5. Issue senior securities to the extent such issuance would violate applicable law.

         6. Borrow money, except that the ProFund (i) may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The ProFund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the ProFund's investment policies as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

         7. Underwrite securities of other issuers, except insofar as the ProFund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in selling portfolio securities.

         8. Purchase or sell commodities or contracts on commodities, except to the extent the ProFund may do so in accordance with applicable law and the ProFund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

     For purposes of the ProFunds' (other than the UltraSector ProFunds, Large-Cap Value ProFund, Large-Cap Growth ProFund, Asia 30 ProFund, U.S. Government Plus ProFund, UltraDow 30 ProFund, Short OTC ProFund, Short Small-Cap ProFund and Rising Rates Opportunity ProFund) policy not to concentrate its assets in issuers in any particular industry, ProFunds use the industry sub-group classifications provided by Bloomberg. Each UltraSector ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Asia 30 ProFund, U.S. Government Plus ProFund, UltraDow 30 ProFund, Short OTC ProFund, Short Small-Cap ProFund and Rising Rates Opportunity ProFund will concentrate its investment in the securities of companies engaged in a single industry or group of industries in accordance with its investment objective and policies as disclosed in the ProFunds' Prospectus and Statement of Additional Information.

     The following fundamental investment restrictions and non-fundamental investment operating policies have been adopted by the Trust, with respect to Money Market ProFund, and by the Portfolio. Unless an investment instrument or technique is described in the prospectus or elsewhere herein, Money Market ProFund and the Portfolio may not invest in that investment instrument or engage in that investment technique.

     The investment restrictions below have been adopted by the Trust with respect to Money Market ProFund and by the Portfolio as fundamental policies (as defined above). Whenever Money Market ProFund is requested to vote on a change in the investment restrictions of the Portfolio, the Trust will hold a meeting of the Money Market ProFund's shareholders and will cast its votes as instructed by the shareholders. Money Market ProFund's shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's

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

votes representing ProFund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Money Market ProFund shareholders who do, in fact, vote.

     Under investment policies adopted by Money Market ProFund, and by the Portfolio, each of Money Market ProFund and Portfolio may not:

         1. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount not exceeding 5% of the market value of the ProFund's or the Portfolio's total assets (including the amount borrowed), as the case may be, calculated in each case at market value.

         2. Pledge, hypothecate, mortgage or otherwise encumber more than 5% of the total assets of the ProFund or the Portfolio, as the case may be, and only to secure borrowings for temporary or emergency purposes.

         3. Invest more than 5% of the total assets of the ProFund or the Portfolio, as the case may be, in any one issuer (other than U.S. government obligations) or purchase more than 10% of any class of securities of any one issuer; provided, however, that
                (i) up to 25% of the assets of the ProFund and the Portfolio may be invested without regard to this restriction; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a ProFund's assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

         4. Invest more than 25% of the total assets of the ProFund or the Portfolio, as the case may be, in the securities of issuers in any single industry; provided that: (i) this limitation shall not apply to the purchase of U.S. government obligations; (ii) under normal market conditions more than 25% of the total assets of the Money Market ProFund and the Portfolio will be invested in obligations of U.S. and foreign banks and other financial institutions provided, however, that nothing in this investment restriction shall prevent a Trust from investing all or part of a ProFund's assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

         5. Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

         6. Underwrite the securities issued by others (except to the extent the ProFund or Portfolio may be deemed to be an underwriter under the Federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities, provided, however, that nothing in this investment restriction shall prevent the Trust from investing all of the ProFund's assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

         7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the ProFund or the Portfolio from investing in obligations secured by real estate or interests therein.

         8. Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and, with respect to the ProFund and the Portfolio, the lending of portfolio securities.

         9. Invest more than an aggregate of 10% of the net assets of the ProFund or the Portfolio's, respectively, (taken, in each case, at current value) in (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or (ii) other "illiquid" securities (including time deposits and repurchase agreements maturing in more than seven calendar days); provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the ProFund's assets in an open-end management investment company with substantially the same investment objective as the ProFund.

         10. Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the ProFund's assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

         11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the ProFunds' assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

         12. Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a reverse repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this SAI.

         13. Purchase or retain the securities of any issuer if any of the officers or trustees of the ProFund or the Portfolio or DeAM, Inc. owns individually more than 1/2 of 1% of the securities of such issuer, and together such officers and directors own more than 5% of the securities of such issuer.

         14. Invest in warrants, except that the ProFund or the Portfolio may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the ProFund or the Portfolio, as the case may be, of which not more than 2% of the net assets of the ProFund or the Portfolio, as the case may be, may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the ProFund or the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

     ADDITIONAL RESTRICTIONS. In order to comply with certain statutes and policies, the Portfolio (or, as applicable, the Trust, on behalf of the Money Market ProFund) will not as a matter of operating policy (except that no operating policy shall prevent the ProFund from investing all of its assets in an open-end investment company with substantially the same investment objective):

         (i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's (ProFund's) total assets (taken at market), except that the Portfolio (ProFund) may borrow for temporary or emergency purposes up to 1/3 of its net assets;

         (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (ProFund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

         (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

         (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

         (v)    invest for the purpose of exercising control or management;

         (vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio (ProFund) if such purchase at the time thereof would cause (a) more than 10% of the Portfolio's (ProFund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Money Market ProFund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (ProFund); and, provided further, that the Portfolio shall not invest in any other open-end investment company unless the Portfolio (ProFund) (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment (as an operating policy, each Portfolio will not invest in another open-end registered investment company);

         (vii) invest more than 15% of the Portfolio's (ProFund's) total net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and
                (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations;
                (iii) is rated one of the two highest categories by one nationally recognized statistical rating agency and the Portfolio's (ProFund's) Board of Trustees have determined that the commercial paper is equivalent quality and is liquid;

         (viii) with respect to 75% of the Portfolio's total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Portfolio (ProFund) to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

         (ix) if the Portfolio is "diversified," the ProFund, with respect to 75% of the value of its total assets, has invested no more than 5% of its total assets in the securities (excluding U.S. government securities) of any one issuer*;

         (x) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (ProFund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio (ProFund) has no current intention to engage in short selling).

     *With respect to (ix) as an operating policy, the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer except for U.S. government obligations and repurchase agreements, which may be purchased without limitation.

     The Money Market ProFund will comply with the state securities laws and regulations of all states in which it is registered. The Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the Portfolio, or any other registered investment company investing in the Portfolio, is registered.

                        DETERMINATION OF NET ASSET VALUE

     The net asset values of the shares of the ProFunds are determined as of the close of business of the NYSE (ordinarily, 4:00 p.m. Eastern Time) on each day the NYSE is open for business.

     To the extent that portfolio securities of a ProFund are traded in other markets on days when the ProFund's principal trading market(s) is closed, the value of a ProFund's shares may be affected on days when investors do not have access to the ProFund to purchase or redeem shares.

     The net asset value per share of each class of shares of a ProFund serves as the basis for the purchase and redemption price of the shares. The net asset value per share of each class of a ProFund is calculated by dividing the market value of the ProFund's assets attributed to a specific class (in the case of Money Market ProFund, the value of its investment in the Portfolio), less all liabilities attributed to the specific class, by the number of outstanding shares of the class. Money Market ProFund's net asset value per share will normally be $1.00. There is no assurance that the $1.00 net asset value will be maintained.

     The Portfolio will use the amortized cost method in valuing its portfolio securities. This method involves valuing each security held by the Portfolio at its cost at the time of its purchase and thereafter assuming a constant amortization to maturity of any discount or premium. Accordingly, immaterial fluctuations in the market value of the securities held by the Portfolio will not be reflected in the Money Market ProFund's net asset value. The Board of Trustees of the Portfolio will monitor the valuation of assets of this method and will make such changes as it deems necessary to assure that the assets of the Portfolio are valued fairly in good faith.

     The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange, are valued at the closing price on the exchange or market where the security is principally traded. Securities regularly traded in the OTC markets (for example, certain equity securities, fixed income securities, non-exchange-listed foreign securities and certain derivative instruments), including securities listed on an exchange but that are primarily traded OTC, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

     Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer's quote is used), and futures contracts will be valued at the last bid quote (if purchased by a ProFund) or the last asked quote (if sold by a ProFund) prior that time at which a ProFund calculates net asset value.

     When market quotations are not readily available, a ProFund's investments are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. The use of this fair valuation method may be appropriate if, for example, market quotations do not accurately reflect fair value for an investment, an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

NON-MONEY MARKET PROFUNDS

     Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the ProFunds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the ProFunds may execute brokerage or other transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the ProFunds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the ProFunds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the ProFunds and the other client accounts.

     The policy of each ProFund regarding purchases and sales of securities for a ProFund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each ProFund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each ProFund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the ProFund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

     Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

     In seeking to implement a ProFund's policies, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the ProFund or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

     The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor's other clients and may not in all cases benefit a ProFund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

     Subject to the requirements of best execution, the Advisor may consider sales of Trust shares as a factor in the selection of broker-dealers to execute portfolio transactions.

     Each ProFund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive and accept purchase orders and receive redemption orders on a ProFund's behalf. Each ProFund will be deemed to have received and accepted a purchase order or received a redemption order when an authorized broker or, if applicable, a broker's authorized agent receives the order. Customer orders will be priced at a ProFund's net asset value next computed after they are received from an authorized broker or the broker's authorized designee and, in the case of purchase orders, accepted by the ProFund.

MONEY MARKET PROFUND AND THE PORTFOLIO

     Decisions to buy and sell securities and other financial instruments for Money Market ProFund and the Portfolio are made by DeAM, Inc., which also is responsible for placing these transactions, subject to the overall review of the Portfolio's Board of Trustees. Although investment requirements for the Portfolio are reviewed independently from those of the other accounts managed by DeAM, Inc. (the "Other Portfolios"), investments of the type the Portfolio may make may also be made by these Other Portfolios. When the Portfolio and one or more Other Portfolios or accounts managed by DeAM, Inc. are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by DeAM, Inc. to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by the Portfolio or the size of the position obtained or disposed of by the Portfolio.

     Purchases and sales of securities on behalf of the Portfolio usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. government obligations are generally purchased from underwriters or dealers, although certain newly issued U.S. government obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

     OTC purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Portfolio except pursuant to exemptive rules or orders adopted by the Commission. Under rules adopted by the Commission, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

     In selecting brokers or dealers to execute portfolio transactions on behalf of the Portfolio, DeAM, Inc. seeks the best overall terms available. In assessing the best overall terms available for any transaction, DeAM, Inc. will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, DeAM, Inc. is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available to consider the brokerage, but not research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Portfolio involved, the other Portfolios and/or other accounts over which DeAM, Inc. or its affiliates exercise investment discretion. DeAM, Inc.'s fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage services.

     The valuation of the Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

     The Portfolio's use of the amortized cost method of valuing its securities is permitted by a rule adopted by the Commission. Under this rule, the Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

     Pursuant to the rule, the Board of Trustees of the Portfolio also has established procedures designed to allow investors in the Portfolio, such as the Money Market ProFund, to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Portfolio's holdings by the Portfolio's Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

     The rule also provides that the extent of any deviation between the value of the Portfolio's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio's Board of Trustees. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the Portfolio's Board of Trustees must cause the Portfolio to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing the Portfolio's assets by using available market quotations.

     Each investor in the Portfolio, including the Money Market ProFund, may add to or reduce his or her investment in the Portfolio on each day the Portfolio determines its Net Asset Value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the Net Asset Value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be affected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate Net Asset Value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of the following business day.

     For the fiscal years ended December 31, 2000, 2001 and 2002, each non-money market ProFund paid brokerage commissions in the following amounts:

                              BROKERAGE COMMISSIONS
                                    FYE 12/31

                                  2000             2001              2002
                             --------------   --------------   ----------------

Bull ProFund                 $      846,200   $      559,672
Mid-Cap ProFund                         N/A           22,169
Small-Cap ProFund                       N/A           25,369
OTC ProFund                           1,083            6,152
Large-Cap Value ProFund                 N/A              N/A
Large-Cap Growth ProFund                N/A              N/A
Mid-Cap Value ProFund                   N/A           98,542
Mid-Cap Growth ProFund                  N/A           38,006
Small-Cap Value ProFund                 N/A          169,100
Small-Cap Growth ProFund                N/A           19,075
Europe 30 ProFund                   116,293          350,359
UltraBull ProFund                   667,359          898,177
UltraMid-Cap ProFund                169,318          701,169
UltraSmall-Cap ProFund            1,654,674        1,762,327
UltraDow 30                             N/A              N/A
UltraOTC ProFund                    586,494          112,836

                              BROKERAGE COMMISSIONS
                                    FYE 12/31

                                          2000          2001          2002
                                      -----------   -----------   -----------
UltraJapan ProFund                         47,300        71,763
Bear ProFund                               12,588        39,972
Short Small-Cap ProFund                       N/A           N/A
Short OTC ProFund                             N/A           N/A
UltraBear ProFund                          84,154       108,091
UltraShort OTC ProFund                    190,586        94,175
Banks UltraSector ProFund                     N/A         2,201
Basic Materials UltraSector ProFund           N/A         5,012
Biotechnology UltraSector ProFund           2,366         4,802
Energy UltraSector ProFund                    662        22,811
Financial UltraSector ProFund              82,442        63,016
Healthcare UltraSector ProFund             25,418        33,136
Internet UltraSector ProFund                  140         2,817
Pharmaceuticals UltraSector ProFund         1,238        22,642
Precious Metals UltraSector ProFund           N/A           N/A
Real Estate UltraSector ProFund           200,658       344,173
Semiconductor UltraSector ProFund           7,174        21,693
Technology UltraSector ProFund              2,900        22,819
Telecommunications UltraSector             15,399        47,574
Utilities UltraSector ProFund                 -0-        22,585
Wireless Communications UltraSector
ProFund                                       718        56,749
Money Market ProFund                          -0-           -0-

    Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2002.

                             MANAGEMENT OF PROFUNDS

TRUSTEES AND OFFICERS

Board of Trustees

          Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations.

Trustees

------------------------------------------------------------------------------------------------------------------------
     NAME, ADDRESS, AND AGE         POSITION(S)      TERM OF          PRINCIPAL         NUMBER OF          OTHER
                                     HELD WITH      OFFICE AND      OCCUPATION(S)      PORTFOLIOS      DIRECTORSHIPS
                                     THE TRUST      LENGTH OF       DURING PAST 5        IN FUND      HELD BY TRUSTEE
                                                   TIME SERVED          YEARS            COMPLEX
                                                                                       OVERSEEN BY
                                                                                         TRUSTEE
------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------
Russell S. Reynolds, III           Trustee        Indefinite;     Directorship        92             Directorship
7501 Wisconsin Avenue,                            October 1997    Search Group,                      Search Group, Inc.
Suite 1000                                        - present       Inc. (Executive
Bethesda, MD  20814                                               Recruitment):
Age:  45                                                          Managing Director
                                                                  [March

------------------------------------------------------------------------------------------------------------------------
                                                                  1993 to Present]
------------------------------------------------------------------------------------------------------------------------
Michael C. Wachs                   Trustee        Indefinite;     AMC Delancey        92             AMC Delancey
7501 Wisconsin Avenue,                            October 1997-   Group, Inc. (Real                  Group, Inc.
Suite 1000                                        present         Estate
Bethesda, MD  20814                                               Development):
Age:  41                                                          Vice President
                                                                  [January 2001 to
                                                                  Present];
                                                                  Delancey
                                                                  Investment Group,
                                                                  Inc. (Real Estate
                                                                  Development):
                                                                  Vice President
                                                                  [May 1996 to
                                                                  December 2000];
------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------
Michael L. Sapir*                  Trustee        Indefinite;     Chairman and        92
7501 Wisconsin Avenue,                            April 1997 -    Chief Executive
Suite 1000                                        present         Officer of the
Bethesda, MD  20814                                               Advisor [April
Age:  44                                                          1997 to present]
------------------------------------------------------------------------------------------------------------------------

* Mr. Sapir may be deemed to be an "interested person," as defined by the 1940 Act, because of his employment with the Advisor.

Executive Officers

----------------------------------------------------------------------------------------------------------------------
 NAME, ADDRESS, AND AGE           POSITION(S) HELD     TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S) DURING PAST 5
                                    WITH TRUST            LENGTH OF TIME                          YEARS
                                                             SERVED
----------------------------------------------------------------------------------------------------------------------
Michael L. Sapir                 Chairman            Indefinite; April       Chairman and Chief Executive Officer of
7501 Wisconsin Avenue,                               1997  - present         the Advisor (April 1997 to present).
Suite 1000
Bethesda, MD  20814
Age:  44
----------------------------------------------------------------------------------------------------------------------
Louis M. Mayberg                 President           Indefinite; February    President of the Advisor (May 1997 to
7501 Wisconsin Avenue,                               2003 - present          present).
Suite 1000
Bethesda, MD  20814
Age:  40
----------------------------------------------------------------------------------------------------------------------
Marc R. Bryant                   Secretary           Indefinite; February    Vice President and Chief Legal Officer
7501 Wisconsin Avenue,                               2003- present           of the Advisor (July 2001 to present);
Suite 1000                                                                   Vice President and Associate General
Bethesda, MD  20814                                                          Counsel of GE Investment Management
Age:  37                                                                     Incorporated (April 1998-June 2001);
                                                                             Attorney, Kirkpatrick & Lockhart LLP
                                                                             (prior to April 1998).
----------------------------------------------------------------------------------------------------------------------
Troy A. Sheets                   Treasurer           Indefinite; June 2002   BISYS Fund Services: Vice President of
3435 Stelzer Road                                    - present               Financial Services [April 2002 to
Columbus, OH 43219                                                           present]; KPMG LLP: Lead Senior Manager
Age:  32                                                                     of Ohio Investment Management & Funds
                                                                             practice [August 1993 to March 2002]
----------------------------------------------------------------------------------------------------------------------
John Danko                       Vice President      Indefinite; August      BISYS Fund Services: Director of Client
60 State Street                                      1999 - present          Services [February 1997 to present]
Boston, MA 02109
Age:  36
----------------------------------------------------------------------------------------------------------------------

Audit Committee

     The Board of Trustees has an Audit Committee, whose function is to oversee the Trust's accounting and financial reporting policies and practices and its internal controls, and to oversee the quality and objectivity of the Trust's financial statements and the audit thereof. The Audit Committee currently consists of Messrs. Reynolds and Wachs. The Audit Committee held two (2) meetings during the fiscal year ended December 31, 2002.

     Listed below for each Trustee is a dollar range of securities beneficially owned in the ProFunds, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2002. [verify]

----------------------------------------------------------------------------------------------------------------------
            NAME OF TRUSTEE              DOLLAR RANGE OF EQUITY SECURITIES IN     AGGREGATE DOLLAR RANGE OF EQUITY
                                                       THE TRUST                    SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES OVERSEEN BY
                                                                                   TRUSTEE IN FAMILY OF INVESTMENT
                                                                                              COMPANIES
----------------------------------------------------------------------------------------------------------------------
Russell S. Reynolds, III                                 None                                   None
----------------------------------------------------------------------------------------------------------------------
Michael L. Sapir                                         None                                   None
----------------------------------------------------------------------------------------------------------------------
Michael C. Wachs                                         None                                   None
----------------------------------------------------------------------------------------------------------------------

     As of April 1, 2003, the Trustees and officers of the Trust, as a group, owned outstanding shares that entitled them to give voting instructions with respect to less than one percent of the shares of any class of any ProFund.

     No non-interested Trustee (or an immediate family member thereof) has any share ownership in securities of the Advisor, the principal underwriter of the ProFunds, and any entity controlling, controlled by or under common control with the Advisor or principal underwriter of the ProFunds (not including registered investment companies) as of December 31, 2002.

     No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the principal underwriter of the ProFunds, or any entity controlling, controlled by or under common control with the Advisor or the principal underwriter of the ProFunds (not including registered investment companies) during the two most recently completed calendar years.

     No non-interested Trustee, or an immediate family member thereof, during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

     . the Trust;

     . an officer of the Trust;

     . an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds;

     . an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds;

     . the Advisor or the principal underwriter of the ProFunds,

     . an officer of the Advisor or the principal underwriter of the ProFunds;

     . a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds; or

     . an officer of a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds.

TRUSTEE COMPENSATION

     For the fiscal year ended December 31, 2002, the Trust paid the following compensation to the Trustees of the Trust:

----------------------------------------------------------------------------------------------------------------------
   NAME OF PERSON, POSITION          AGGREGATE           PENSION OR         ESTIMATED ANNUAL     TOTAL COMPENSATION
                                 COMPENSATION FROM       RETIREMENT          BENEFITS UPON       FROM TRUST AND FUND
                                       TRUST*         BENEFITS ACCRUED         RETIREMENT          COMPLEX PAID TO
                                                      AS PART OF TRUST                                TRUSTEES
                                                         EXPENSES**
----------------------------------------------------------------------------------------------------------------------
Russell S. Reynolds, III,
Trustee                          $         [11,000]  $                  0   $               0   $              [11,000]
----------------------------------------------------------------------------------------------------------------------
Michael L. Sapir, Trustee,
Chairman and President           $               0   $                  0   $               0   $                    0
----------------------------------------------------------------------------------------------------------------------
Michael C. Wachs, Trustee
                                 $         [11,000]  $                  0   $               0   $              [11,000]
----------------------------------------------------------------------------------------------------------------------

* The Trust pays each Trustee who is not an employee of the Advisor or its affiliates $2,500 for attendance at each regular meeting of the Board of Trustees and $500 for attendance at each special meeting of the Board of Trustees. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

** The Trust does not accrue pension or retirement benefits as part of ProFund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

MANAGEMENT OF THE CASH MANAGEMENT PORTFOLIO

TRUSTEES AND OFFICERS

The overall business and affairs of the Portfolio are supervised by its Board of Trustees. The Board approves all significant agreements between the Portfolio and persons or companies furnishing services to the Portfolio, including the Portfolio's agreements with its investment advisor, administrator, distributor, custodian and transfer agent. The Board of Trustees and the executive officers are responsible for exercising the Portfolio's powers except those reserved for the shareholders and those assigned to the Portfolio's advisor, DeAM, Inc., or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified. Each Officer is annually elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

On July 30, 2002, the shareholders of the Trust approved the election of new Trustees. The following information is provided for each newly elected Trustee of the Portfolio. The first section of the table lists information for each Trustee who is not an "interested person" of the Portfolio (as defined in the 1940 Act) (an "Independent Trustee"). Information for each Non-Independent Trustee (an "Interested Trustee") follows. The Interested Trustee is considered to be an interested person as defined by the 1940 Act because of his employment with either the Portfolio's advisors and/or underwriter or their affiliates. The mailing address for the Trustee and Officers with respect to Fund operations is One South Street, Baltimore, Maryland, 21202.

INFORMATION CONCERNING TRUSTEES AND OFFICERS

   NON-INTERESTED DIRECTORS

NAME, DATE OF BIRTH,                                                                         NUMBER OF FUNDS IN
POSITION WITH THE FUNDS AND   BUSINESS EXPERIENCE AND DIRECTORSHIPS                          THE FUND COMPLEX
LENGTH OF TIME SERVED/1,2/    DURING THE PAST 5 YEARS                                        OVERSEEN
-----------------------------------------------------------------------------------------------------------------
Richard R. Burt               Chairman, IEP Advisors, Inc. (July 1998 to present);                   67
2/3/47                        Chairman of the Board, Weirton Steel Corporation3 (April
Director since 2002           1996 to present); Member of the Board, Hollinger
                              International, Inc./3/ (publishing) (1995 to
                              present), HCL Technologies Limited (information
                              technology) (April 1999 to present), UBS Mutual
                              Funds (formerly known as Brinson and Mitchell
                              Hutchins families of funds) (registered investment
                              companies) (1995 to present); and Member, Textron
                              Inc./3/ International Advisory Council (July 1996 to
                              present). Formerly, Partner, McKinsey & Company
                              (consulting) (1991-1994) and US Chief Negotiator
                              in Strategic Arms Reduction Talks (START) with
                              former Soviet Union and US Ambassador to the
                              Federal Republic of Germany (1985-1991); Member of
                              the Board, Homestake Mining/3/ (mining and
                              exploration) (1998-February 2001), Archer Daniels
                              Midland Company/3/ (agribusiness operations)
                              (October 1996-June 2001) and Anchor Gaming (gaming
                              software and equipment) (March 1999-December
                              2001).
-----------------------------------------------------------------------------------------------------------------

NAME, DATE OF BIRTH,                                                                         NUMBER OF FUNDS IN
POSITION WITH THE FUNDS AND   BUSINESS EXPERIENCE AND DIRECTORSHIPS                          THE FUND COMPLEX
LENGTH OF TIME SERVED1,2      DURING THE PAST 5 YEARS                                        OVERSEEN
-----------------------------------------------------------------------------------------------------------------
S. Leland Dill                Trustee, Phoenix Zweig Series Trust (since September 1989),            65
3/28/30                       Phoenix Euclid Market Neutral Funds (since May 1998)
Director since 1990           (registered investment companies); Retired (since 1986).
                              Formerly, Partner, KPMG Peat Marwick (June
                              1956-June 1986); Director, Vintners International
                              Company Inc. (June 1989-May 1992), Coutts (USA)
                              International (January 1992-March 2000), Coutts
                              Trust Holdings Ltd., Coutts Group (March
                              1991-March 1999); General Partner, Pemco
                              (investment company) (June 1979-June 1986).
-----------------------------------------------------------------------------------------------------------------
Martin J. Gruber              Nomura Professor of Finance, Leonard N. Stern School of                66
7/15/37                       Business, New York University (since September 1964);
Director since 1999           Trustee, CREF (Pension Fund) (since January 2000); Director,
                              S.G. Cowen Mutual Funds (January 1985-January 2001), Japan
                              Equity Fund, Inc. (since January 1992), Thai Capital Fund,
                              Inc. (since January 2000) and Singapore Fund, Inc. (since
                              2000) (registered investment companies). Formerly, Trustee,
                              TIAA (Pension Fund) (January 1996-January 2000).
-----------------------------------------------------------------------------------------------------------------
Joseph R. Hardiman            Private Equity Investor (January 1997 to present); Director,           65
5/27/37                       Soundview Technology Group Inc. (investment banking) (July
Director since 2002           1998 to present), Corvis Corporation/3/ (optical networking equipment) (July 2000 to present), Brown Investment Advisory
                              & Trust Company (investment advisor) (February 2001 to
                              present), The Nevis Fund (registered investment company)
                              (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly,
                              Director, Circon Corp./3/ (medical instruments) (November
                              1998-January 1999); President and Chief Executive Officer,
                              The National Association of Securities Dealers, Inc. and The
                              NASDAQ Stock Market, Inc. (1987-1997); Chief Operating
                              Officer of Alex. Brown & Sons Incorporated (now Deutsche
                              Bank Securities Inc.) (1985-1987); General Partner, Alex.
                              Brown & Sons Incorporated (now Deutsche Bank Securities
                              Inc.) (1976-1985).
-----------------------------------------------------------------------------------------------------------------
Richard J. Herring            Jacob Safra Professor of International Banking and                     65
2/18/46                       Professor, Finance Department, The Wharton School,
Director since 1999           University of Pennsylvania (since July 1972); Director,
                              Lauder Institute of International Management
                              Studies (since July 2000); Co-Director, Wharton
                              Financial Institutions Center (since July 2000)
                              and Vice Dean and Director, Wharton Undergraduate
                              Division (July 1995-June 2000).
-----------------------------------------------------------------------------------------------------------------
Graham E. Jones               Senior Vice President, BGK Realty, Inc. (commercial real               65
1/31/33                       estate) (since 1995); Trustee, 8 open-end mutual funds
Director since 2002           managed by Weiss, Peck & Greer (since 1985) and Trustee of
                              22 open-end mutual funds managed by Sun Capital Advisers,
                              Inc. (since 1998).
-----------------------------------------------------------------------------------------------------------------

NAME, DATE OF BIRTH,                                                                         NUMBER OF FUNDS IN
POSITION WITH THE FUNDS AND   BUSINESS EXPERIENCE AND DIRECTORSHIPS                          THE FUND COMPLEX
LENGTH OF TIME SERVED1,2      DURING THE PAST 5 YEARS                                        OVERSEEN
-----------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel              President and Chief Executive Officer, The Pew Charitable              65
4/10/51                       Trusts (charitable foundation) (1994 to present); Executive
Director since 2002           Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present).
                              Formerly, Executive Director, The Pew Charitable
                              Trusts (1988-1994); Director, ISI Family of Funds
                              (registered investment companies) (1997-1999) and
                              Director, The Glenmede Trust Company (investment
                              trust and wealth management) (1994-2002).
-----------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.          Principal, Philip Saunders Associates (Economic and                    65
10/11/35                      Financial Consulting) (since November 1988). Formerly,
Director since 1990           Director, Financial Industry Consulting, Wolf & Company
                              (consulting)(1987-1988); President, John Hancock Home
                              Mortgage Corporation (1984-1986); Senior Vice President of
                              Treasury and Financial Services, John Hancock Mutual Life
                              Insurance Company, Inc. (1982-1986).
-----------------------------------------------------------------------------------------------------------------
William N. Searcy             Pension & Savings Trust Officer, Sprint Corporation/3/                 65
9/03/46                       (telecommunications) (since November 1989); Trustee of 22
Director since 2002           open-end mutual funds managed by Sun Capital Advisers, Inc.
                              (since November 1998).
-----------------------------------------------------------------------------------------------------------------
Robert H. Wadsworth           President, Robert H. Wadsworth Associates, Inc. (consulting            68
1/29/40                       firm) (May 1982 to present). Formerly, President and
Director since 2002           Trustee, Trust for Investment Managers (registered
                              investment company) (April 1999-June 2002);
                              President, Investment Company Administration,
                              L.L.C. (January 1992*-July 2001); President,
                              Treasurer and Director, First Fund Distributors,
                              Inc. (June 1990-January 2002); Vice President,
                              Professionally Managed Portfolios (May
                              1991-January 2002) and Advisors Series Trust
                              (October 1996-January 2002) (registered investment
                              companies); President, Guinness Flight Investment
                              Funds, Inc. (registered investment company) (June
                              1994-November 1998).
                              * Inception date of the corporation which was the
                              predecessor to the L.L.C.
-----------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTORS

NAME, DATE OF BIRTH,          BUSINESS EXPERIENCE AND DIRECTORSHIPS                          NUMBER OF FUNDS IN
POSITION WITH THE FUNDS AND   DURING THE PAST 5 YEARS                                        THE FUND COMPLEX
LENGTH OF TIME SERVED/1,2/                                                                     OVERSEEN
-----------------------------------------------------------------------------------------------------------------
Richard T. Hale/4/            Managing Director, Deutsche Bank Securities Inc. (formerly             199
7/17/45                       Deutsche Banc Alex. Brown Inc.) and Deutsche Asset
Chairman and Director since   Management (1999 to present); Director and President,
1999                          Investment Company Capital Corp. (registered investment
                              advisor) (1996 to present); Director, Deutsche
                              Global Funds, Ltd. (2000 to present), CABEI Fund
                              (2000 to present), North American Income Fund (2000
                              to present) (registered investment companies);
                              Director, Scudder Global Opportunities Fund (since
                              2003); Director/Officer Deutsche/Scudder Mutual
                              Funds (various dates); President, Montgomery Street
                              Securities, Inc. (2002 to present) (registered
                              investment companies); Vice President, Deutsche
                              Asset Management, Inc. (2000 to present); formerly,
                              Director, ISI Family of Funds (registered
                              investment company; 4 funds overseen) (1992-1999).
-----------------------------------------------------------------------------------------------------------------

OFFICERS

NAME, DATE OF BIRTH,
POSITION WITH THE FUNDS AND   BUSINESS EXPERIENCE AND DIRECTORSHIPS
LENGTH OF TIME SERVED1,2      DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
William F. Glavin, Jr./5/     Managing Director of Deutsche Asset Management, Inc. (1999-present), Vice
8/30/58                       President and Director of Scudder Distributors, Inc. (2001-present), Trustee,
President since 2002          Crossroads for Kids, Inc. (serves at risk children) (1990-present); President and Director, Scudder Service Corp. (2000-present), Scudder Financial Services,
                              Inc. (2000-present), Scudder Investments Service Company (2001-present).
-----------------------------------------------------------------------------------------------------------------
Kenneth Murphy/5/             Vice President, Deutsche Asset Management (September 2000-present). Formerly,
10/13/63                      Director, John Hancock Signature Services (1992-2001); Senior Manager,
Vice President and            Prudential Mutual Fund Services (1987-1992).
Anti-Money Laundering
Compliance Officer since
2002
-----------------------------------------------------------------------------------------------------------------
Charles A. Rizzo/5/           Director, Deutsche Asset Management (April 2000 to present). Formerly, Vice
8/5/57                        President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank
Treasurer since 2002          Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now
                              PricewaterhouseCoopers LLP) (1993-1998).
-----------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch              Managing Director, Deutsche Asset Management (2002-present) and Director,
3/27/54                       Deutsche Global Funds Ltd. (2002-present). Formerly, Director, Deutsche Asset
Secretary since 1999          Management (1999-2002), Principal, BT Alex. Brown Incorporated (now Deutsche
                              Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States
                              Securities and Exchange Commission (1993-1998).
-----------------------------------------------------------------------------------------------------------------

/1/ Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.
/2/ Length of time served represents the date that each Trustee or Officer first began serving in that position with Cash Management Portfolio of which these funds are a series.
/3/ A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

/4/ Mr. Hale is a Trustee who is an "interested person" within the meaning of
Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of Deutsche Asset Management, Inc. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.
/5/ Address: Two International Place, Boston, Massachusetts.

TRUSTEE OWNERSHIP IN THE FUNDS/1/

                                                                              AGGREGATE DOLLAR RANGE OF
                                                                          OWNERSHIP AS OF DECEMBER 31, 2002
                                      DOLLAR RANGE OF BENEFICIAL           IN ALL FUNDS OVERSEEN BY TRUSTEE
TRUSTEE                               OWNERSHIP IN THE FUNDS                     IN THE FUND COMPLEX/2/
-------------------------------------------------------------------------------------------------------------
Independent Trustees
-------------------------------------------------------------------------------------------------------------
Richard R. Burt                       None                                Over $100,000
-------------------------------------------------------------------------------------------------------------
S. Leland Dill                        None                                Over $100,000
-------------------------------------------------------------------------------------------------------------
Martin J. Gruber                      None                                $10,001-$50,000
-------------------------------------------------------------------------------------------------------------
Joseph R. Hardiman                    None                                Over $100,000
-------------------------------------------------------------------------------------------------------------
Richard J. Herring                    None                                $50,001-$100,000
-------------------------------------------------------------------------------------------------------------
Graham E. Jones                       None                                Over $100,000
-------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel                      None                                Over $100,000
-------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.                  None                                Over $100,000
-------------------------------------------------------------------------------------------------------------
William N. Searcy                     None                                $1 to $10,000
-------------------------------------------------------------------------------------------------------------
Robert H. Wadsworth                   None                                Over $100,000
-------------------------------------------------------------------------------------------------------------
Interested Trustee
-------------------------------------------------------------------------------------------------------------
Richard T. Hale                       None                                Over $100,000
-------------------------------------------------------------------------------------------------------------

1. Securities beneficially owned as defined under the 1934 Act include direct and or indirect ownership of securities where the trustee's economic interest is tied to the securities, employment ownership and securities when the trustee can exert voting power and when the trustee has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over
$100,001.

2. The funds overseen by the trustees in the Fund Complex consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio, Morgan Grenfell Investment Trust, BT Investment Portfolios, Deutsche Asset Management VIT Funds, Deutsche Bank Alex. Brown Cash Reserve Fund, Inc., Flag Investors Communications Fund, Inc., Emerging Growth Fund, Inc., Short-Intermediate Income Fund, Inc., Flag Investors Value Builder Fund, Inc., Real Estate Securities Fund, Inc., Flag Investors Equity Partners Fund, Inc., Flag Investors Series Funds, Inc., RREEF RReal Estate Fund, Inc. (closed-end fund), RREEF Securities Trust and Deutsche Investors Funds, Inc.

OWNERSHIP IN SECURITIES OF DEAM, INC. AND RELATED COMPANIES

As reported to the Portfolio, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2002. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment adviser or principal underwriter of the Portfolio and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund Complex (including Deutsche Bank AG).

                                                                                   Value of       Percent of
                                                                                   Securities     Class on an
                                Owner and                                          on an          Aggregate
                                Relationship to                        Title of    Aggregate      Basis
Trustee                         Trustee                Company         Class       Basis
-------------------------------------------------------------------------------------------------------------
Richard R. Burt                 N/A
-------------------------------------------------------------------------------------------------------------
S. Leland Dill                  N/A
-------------------------------------------------------------------------------------------------------------
Martin J. Gruber                N/A
-------------------------------------------------------------------------------------------------------------

Joseph R. Hardiman              N/A
-------------------------------------------------------------------------------------------------------------
Richard J. Herring              N/A
-------------------------------------------------------------------------------------------------------------
Graham E. Jones                 N/A
-------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel                N/A
-------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.            N/A
-------------------------------------------------------------------------------------------------------------
William N. Searcy               N/A
-------------------------------------------------------------------------------------------------------------
Robert H. Wadsworth             N/A
-------------------------------------------------------------------------------------------------------------

TRUSTEE COMPENSATION TABLE

                                               PENSION OR
                                            RETIREMENT BENEFITS       TOTAL
                             AGGREGATE      ACCRUED AS PART OF    COMPENSATION
                            COMPENSATION    [FUND/PORTFOLIO           FROM
NAME OF TRUSTEE            FROM PORTFOLIO*      EXPENSES]          FUND COMPLEX**
Harry Van Benschoten      $           824                 --      $       33,750

Charles P. Biggar         $           824                 --      $       33,832

Richard R. Burt(1)        $        13,882                 --      $      125,612/5/

S. Leland Dill            $        15,275                 --      $      102,250

Martin J. Gruber          $        14,706                 --      $       99,750

Joseph R. Hardiman(1)     $        20,861/4/              --      $      156,932/5/

Richard J. Herring        $        14,706                 --      $       99,750

Graham E. Jones(1)        $        13,882                 --      $       80,500

Bruce E. Langton          $           824                 --      $       33,750

Rebecca W. Rimel(1)       $        27,764/4/              --      $      119,083/5/

Philip Saunders, Jr       $         5,375/4/              --      $      119,083

William N. Searcy(1)      $        13,882                 --      $       83,500

Robert H. Wadsworth(1)    $        13,882                 --      $      125,612/5/

Richard T. Hale                        --                    --               --

(1) New trustees as of July 30, 2002.

* The information provided is for the Cash Management Portfolio for the year ended December 31, 2002.

** Aggregated information is furnished for the Fund Complex, which consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio, Morgan Grenfell Investment Trust, BT Investment Portfolios, Deutsche Asset Management VIT Funds, Deutsche Bank Alex. Brown Cash Reserve Fund, Inc., Flag Investors Communications Fund, Inc., Emerging Growth Fund, Inc., Short-Intermediate Income Fund, Inc., Flag Investors Value Builder Fund, Inc., Real Estate Securities Fund, Inc., Flag Investors Equity Partners Fund, Inc., Flag Investors Series Funds, Inc., RREEF RReal Estate Fund, Inc. (closed-end fund), RREEF Securities Trust and Deutsche Investors Funds, Inc. for the year ended December 31, 2002.

/4/ Of amounts payable to Ms. Rimel and Messr. Hardiman and Saunders $13,882, $6,979, and $4,551, respectively, was deferred pursuant to a deferred compensation plan.

/5/ Of amounts payable to Ms. Rimel and Messrs. Burt, Hardiman, Saunders, and Wadsworth $88,611 $29,612, $60,932, $19,333, and $29,612, respectively, was deferred pursuant to a deferred compensation plan.

     As of April 1, 2003, the Trustees and Officers of the Portfolio Fund and BT Investment Funds [owned in the aggregate less than 1% of the shares of the Fund or the Trust (all series taken together).]

PROFUND ADVISORS LLC

     Under an investment advisory agreement between the Trust, on behalf of each ProFund, and the Advisor dated October, 1997 and amended and restated as of February 18, 1998, October 15, 1999, January 24, 2000, May 5, 2000, August 24,
2000, December 8, 2000, January 26, 2001, May 1, 2001, September 1, 2001, May 1,
2002 and September 24, 2002 (the "Agreement" or "Advisory Agreement"), each non-money market ProFund, except the OTC ProFund, U.S. Government Plus ProFund and UltraJapan ProFund, pays the Advisor a fee at an annualized rate of 0.75% of its average daily net assets (Europe 30 ProFund, formerly UltraEurope ProFund, paid the Advisor a fee at an annualized rate of 0.90% of its average daily net assets prior to September 4, 2001). Each of the OTC ProFund, U.S. Government Plus ProFund and UltraJapan ProFund pays the Advisor a fee at an annualized rate of 0.70%, 0.50% and 0.90%, respectively, of its average daily net assets. The Advisor manages the investment and the reinvestment of the assets of each of the ProFunds, in accordance with the investment objectives, policies, and limitations of the ProFund, subject to the general supervision and control of Trustees and the officers of ProFunds. The Advisor bears all costs associated with providing these advisory services. The Advisor's address is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814.

     The Board last approved the Advisory Agreement at a meeting held on September 24, 2002. In determining whether it was appropriate to approve the Advisory Agreement on behalf of the ProFunds, the Board requested information, provided by the Advisor, that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees decided to approve the Advisory Agreement on the basis of the following considerations, among others:

..        The fairness and reasonableness of the investment advisory fee payable to ProFund Advisors under the Advisory Agreement in light of the investment advisory services provided, the costs of these services, the profitability of ProFund Advisor's relationship with the ProFunds, and the comparability of the fees paid to fees paid by other investment companies;

..        The nature, quality and extent of the investment advisory services provided by ProFund Advisors, in light of the high quality services provided by ProFund Advisors in its management of the ProFunds and the ProFunds' historic performance, including the success of the ProFunds in tracking benchmarks and achieving stated investment objectives;

..        The Advisor's entrepreneurial commitment to the management of the
         ProFunds and the creation of a broad-based family of funds, which could entail a substantial commitment of ProFund Advisor's assets to the successful operation of the ProFunds;

..        The Advisor's representations regarding its staffing and capabilities to manage the ProFunds, including the retention of personnel with relevant portfolio management experience; and

..        The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of ProFund Advisors.

     In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Advisory Agreement was consistent with the best interests of the each ProFund and its shareholders.

     Shareholders of Money Market ProFund, on April 25, 2001, approved an investment advisory agreement between the Trust, on behalf of Money Market ProFund, and ProFund Advisors under which ProFund Advisors serves as investment advisor of Money Market ProFund for an annual fee equal to 0.35% of the average daily net assets of Money Market ProFund, although no fee is payable under the agreement until the master-feeder relationship with the Portfolio is terminated and ProFund Advisers directly invests the assets of Money Market ProFund.

     For the fiscal years ended December 31, 2000, 2001 and 2002, the Advisor was entitled to, and voluntarily waived, advisory fees in the following amounts for each of the ProFunds:

                                  ADVISORY FEES
                                    FYE 12/31
                                                          2000                         2001                      2002
                                                 Earned         Waived         Earned        Waived        Earned      Waived
                                              --------------------------------------------------------------------------------
Bull ProFund                                  $    490,079            -0-   $    225,673            -0-
Mid-Cap ProFund                                        N/A            N/A          3,136          3,136
Small-Cap ProFund                                      N/A            N/A         24,422            -0-
OTC ProFund                                         22,544            -0-         51,745         25,233
Large-Cap Value ProFund                                N/A            N/A            N/A            N/A
Large-Cap Growth ProFund                               N/A            N/A            N/A            N/A
Mid-Cap Value ProFund                                  N/A            N/A         12,941          8,797
Mid-Cap Growth ProFund                                 N/A            N/A         20,637            -0-
Small-Cap Value ProFund                                N/A            N/A         32,481            -0-
Small-Cap Growth ProFund                               N/A            N/A          8,736          8,736
Europe 30 ProFund                                   66,373         66,373         44,369         44,369
UltraBull ProFund                                1,396,815            -0-        777,346            -0-
UltraMid-Cap ProFund                               198,179            -0-        299,678            -0-
UltraSmall-Cap ProFund                             264,648         72,542        311,616         20,996
UltraDow 30                                            N/A            N/A            N/A            N/A
UltraOTC ProFund                                 9,026,371            -0-      2,888,714            -0-
UltraJapan ProFund                                  34,389         21,932         50,838         20,194
Bear ProFund                                        51,733         13,458        114,121            -0-
Short Small-Cap ProFund                                N/A            N/A            N/A            N/A
Short OTC ProFund                                      N/A            N/A            N/A            N/A
UltraBear ProFund                                  316,582            -0-        369,832            -0-
UltraShort OTC ProFund                             512,256            -0-        481,769            -0-
Banks UltraSector ProFund                              N/A            N/A          3,045          3,045
Basic Materials UltraSector ProFund                    N/A            N/A          2,365          2,365
Biotechnology UltraSector ProFund                   33,012         10,881         54,966         36,038
Energy UltraSector ProFund                          12,608         12,608         44,879         38,671
Financial UltraSector ProFund                       33,345         10,188         76,852         41,687
Healthcare UltraSector ProFund                      22,775          7,319         41,504         26,258
Internet UltraSector ProFund                         5,968          5,968         19,424         19,424
Pharmaceuticals UltraSector ProFund                 16,445         10,283         44,741         13,619
Precious Metals UltraSector ProFund                    N/A            N/A            N/A            N/A
Real Estate UltraSector ProFund                     53,294         26,081        103,772            -0-
Semiconductor UltraSector ProFund                   12,275         12,275         40,688         40,688
Technology UltraSector ProFund                       5,094          5,094         34,782         34,782
Telecommunications UltraSector ProFund               4,771          4,771         19,509         19,509
Utilities UltraSector ProFund                       10,798          9,533         12,717         12,717
Wireless Communications UltraSector ProFund          6,448          6,448         21,820         21,820

     Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2002.

     The Advisor may pay, out of its own assets and at no cost to the ProFunds, amounts to certain broker-dealers or other financial intermediaries in connection with the provision of administrative services and/or the distribution of the ProFunds' shares. For the fiscal year ended December 31, 2002, the Advisor paid $[ ] ([ ]% of average daily net assets), out of its own assets, for distribution services on behalf of the Money Market ProFund.

DEUTSCHE ASSET MANAGEMENT, INC.

     Under the terms of an investment advisory agreement (the "Advisory Agreement") between the Portfolio and DeAM, Inc., DeAM, Inc. currently manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. DeAM, Inc. will: (i) act in strict conformity with the Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage the Portfolio in accordance with the Portfolio's and/or Money Market ProFund's investment objectives, restrictions and policies, as stated herein and in the Prospectus;
(iii) make investment decisions for the Portfolio; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Portfolio. As provided for under the terms of the Advisory Agreement most recently approved by shareholders on _____, 2002, DeAM, Inc. may, with the approval of the Portfolio's Board of Trustees, appoint investment sub-advisers, including sub-advisers that are affiliates of DeAM, Inc., to manage the assets of the Portfolio.

     DeAM, Inc. is a wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital market companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

     DeAM, Inc., subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. DeAM, Inc. may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by DeAM, Inc. with brokers, dealers and other financial intermediaries that it selects, including those affiliated with DeAM, Inc. A DeAM, Inc. affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if DeAM, Inc. believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which DeAM, Inc. or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of DeAM, Inc. On April 30, 2001, the investment adviser to the Portfolio changed from Bankers Trust Company to DeAM, Inc.

     DeAM, Inc. bears all expenses in connection with the performance of services under the Advisory Agreement. DeAm, Inc. may pay, out of its own assets and at no cost to the Portfolio, amounts to financial intermediaries (including ProFund Advisors or another service provider to the Money Market ProFund), in connection with the provision of administrative and/or distribution services on behalf of the Portfolio. For the period ended December 31, 2002, DeAm voluntarily reimbursed certain expenses of the Money Market ProFund in the approximate amount of $[ ]. Money Market ProFund and the Portfolio bear certain other expenses incurred in their operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust or Portfolio who are not officers, directors or employees of DeAM, Inc., the Advisor, the administrator or any of their affiliates; SEC fees and state Blue Sky qualification fees, if any; administrative and services fees; certain insurance premiums, outside auditing and legal expenses, and costs of maintenance of corporate existence; costs attributable to investor services, including without limitation, telephone and personnel expenses; and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust or the Portfolio; and any extraordinary expenses.

     For the fiscal years ended December 31, 2000, and 2001, Banker's Trust, the investment advisor to the Portfolio prior to DeAM, Inc., earned $12,843,718 and $14,288,809, respectively, in compensation for investment advisory services provided to the Portfolio. During the same periods, Bankers Trust, reimbursed $1,881,361 and $2,046,136, respectively, to the Portfolio to cover expenses.

     DeAM, Inc., or its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and among the leading dealers of various types of such obligations. DeAM, Inc. has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, DeAM, Inc. will not inquire or take into consideration whether an issuer of securities proposed for purchase of sale by the Portfolio is a customer of DeAM, Inc., its parent or its subsidiaries or affiliates. Also, in dealing with its customers, DeAM, Inc., its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by DeAM, Inc. or any such affiliate.

CODES OF ETHICS

     The Trust, the Advisor, and ProFunds Distributors, Inc. (the "Distributor") each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ProFunds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The Codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by a ProFund; however, such transactions are reported on a regular basis.

ADMINISTRATOR, TRANSFER AGENT and FUND ACCOUNTING AGENT

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an indirect wholly-owned subsidiary of The BISYS Group, Inc., acts as Administrator to the ProFunds. The Administrator provides ProFunds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by ProFunds under Federal and state securities laws. The Administrator also maintains the shareholder account records for ProFunds, distributes dividends and distributions payable by the ProFunds, and produces statements with respect to account activity for the ProFunds and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to ProFunds; each ProFund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the ProFunds under the service agreement.

     The Trust, as of January 1, 2001, pays BISYS an annual fee, for its services as Administrator, based on the aggregate average daily net assets of all series of the Trust. This fee ranges from 0.05% of aggregate average daily net assets of $0 to $2 billion to 0.02% of aggregate average daily net assets of $10 billion and over on an annual basis, on an annual basis. Prior to January 1, 2001, the Trust paid BISYS a fee ranging from 0.15% of average daily net assets of $0 to $300 million to 0.05% of average daily net assets of $1 billion and over, on an annual basis.

     BISYS Funds Services, Inc. ("BFSI"), an affiliate of BISYS, acts as transfer agent and fund accounting agent for each series of the Trust, for which BISYS receives additional fees. The address for BISYS and BFSI is 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219.

     For the fiscal years ended December 31, 2000, 2001 and 2002, BISYS, as Administrator, was paid administration fees in the following amounts for each of the ProFunds:

                               ADMINISTRATION FEES
                                    FYE 12/31
                                                 2000         2001         2002
Bull ProFund                                  $   57,115   $   16,430
Mid-Cap ProFund                                      N/A           56
Small-Cap ProFund                                    N/A          692
OTC ProFund                                        2,944        4,108
Large-Cap Value ProFund                              N/A          N/A
Large-Cap Growth ProFund                             N/A          N/A
Mid-Cap Value ProFund                                N/A          189
Mid-Cap Growth ProFund                               N/A          552
Small-Cap Value ProFund                              N/A          881
Small-Cap Growth ProFund                             N/A          232
Europe 30 ProFund                                 75,000        2,854
UltraBull ProFund                                163,428       58,087
UltraMid-Cap ProFund                              23,673       22,165
UltraSmall-Cap ProFund                            31,137       22,636
UltraDow 30 ProFund                                  N/A          N/A

                               ADMINISTRATION FEES
                                    FYE 12/31
                                                 2000           2001       2002
UltraOTC ProFund                               1,046,205      209,784
UltraJapan ProFund                                 3,344        3,135
Bear ProFund                                       6,047        8,461
UltraBear ProFund                                 36,981       27,620
UltraShort OTC ProFund                            60,183       35,887
Banks UltraSector ProFund                            N/A           63
Basic Materials UltraSector ProFund                  N/A           53
Biotechnology UltraSector ProFund                  3,977        3,939
Energy UltraSector ProFund                         1,537        3,274
Financial UltraSector ProFund                      4,057        5,581
Healthcare UltraSector ProFund                     2,769        2,974
Internet UltraSector ProFund                         706        1,397
Pharmaceuticals UltraSector ProFund                1,998        3,187
Real Estate UltraSector ProFund                    6,370        7,559
Semiconductor UltraSector ProFund                  1,481        2,979
Technology UltraSector ProFund                       615        2,517
Telecommunications UltraSector ProFund               578        1,442
Utilities UltraSector ProFund                      1,324          911
Wireless Communications UltraSector ProFund          767        1,615
Money Market ProFund                             291,472      207,693

     Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2002.

     The Advisor, pursuant to a separate Management Services Agreement, performs certain client support and other administrative services on behalf of the ProFunds and feeder fund management and administrative services to Money Market ProFund. These services include monitoring the performance underlying investment company in which Money Market ProFund invests, coordinating Money Market ProFund's relationship with that investment company, and communicating with the Trust's Board of Trustees and shareholders regarding such entity's performance and Money Market ProFund's two tier structure and, in general, assisting the Board of Trustees of the Trust in all aspects of the administration and operation of the ProFunds. Other duties and services performed by the Advisor under the Management Services Agreement include but are not limited to negotiating contractual agreements, recommending and monitoring service providers, preparing reports for the Board of Trustees regarding service providers and other matters requested by the Board, providing information to financial intermediaries, and making available employees of the Advisor to serve as officers and Trustees of the Trust.

     The Trust's Board of Trustees reviews and approves the Management Services Agreement on an annual basis considering a variety of factors:

     .   the fairness and reasonableness of the fees,

     .   the quality of the services provided,

     .   the knowledge and expertise of the Advisor's management,

     . the Advisor's overall reputation and representation of resources and staffing; and

     . any other factors deemed relevant to the time of approval for the Agreement.

     For these services, the ProFunds pay to ProFunds Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets for all non-money market ProFunds and 0.35% of its average daily net assets for Money Market ProFund.

     If the Trust's Board of Trustees terminates Money Market ProFund's master-feeder relationship with the Portfolio, the fee charged by ProFund Advisors for client support and administrative services under the Management Services Agreement shall be reduced from 0.35% to 0.15% of the average daily net assets of Money Market ProFund.

     For the fiscal years ended December 31, 2000, 2001 and 2002, the Advisor was entitled to, and voluntarily waived, management services fees in the following amounts for each of the ProFunds:

                            MANAGEMENT SERVICES FEES
                                    FYE 12/31

                                                           2000                      2001                      2002
                                                    Earned       Waived       Earned       Waived       Earned       Waived
                                               -----------------------------------------------------------------------------------
Bull ProFund                                      $   98,017          -0-   $   45,135   $   39,982
Mid-Cap ProFund                                          N/A          N/A          627          627
Small-Cap ProFund                                        N/A          N/A        4,884          -0-
OTC ProFund                                            4,831          -0-       11,088       11,088
Large-Cap Value ProFund                                  N/A          N/A          N/A          N/A
Large-Cap Growth ProFund                                 N/A          N/A          N/A          N/A
Mid-Cap Value ProFund                                    N/A          N/A        2,588        2,588
Mid-Cap Growth ProFund                                   N/A          N/A        4,127          -0-
Small-Cap Value ProFund                                  N/A          N/A        6,496        2,282
Small-Cap Growth ProFund                                 N/A          N/A        1,747        1,747
Europe 30 ProFund                                     11,062       11,062        7,568        7,568
UltraBull ProFund                                    279,366          -0-      155,470          -0-
UltraMid-Cap ProFund                                  39,636       39,347       59,936       47,269
UltraSmall-Cap ProFund                                52,930       52,930       62,324       62,324
UltraDow 30 ProFund                                      N/A          N/A          N/A          N/A
UltraOTC ProFund                                   1,805,292          -0-      577,746          -0-
UltraJapan ProFund                                     5,732        5,732        8,473        8,473
Bear ProFund                                          10,347       10,347       22,824       12,767
Short Small-Cap ProFund                                  N/A          N/A          N/A          N/A
Short OTC ProFund                                        N/A          N/A          N/A          N/A
UltraBear ProFund                                     63,317          -0-       73,967          -0-
UltraShort OTC ProFund                               102,452          -0-       96,354          -0-
Banks UltraSector ProFund                                N/A          N/A          609          609
Basic Materials UltraSector ProFund                      N/A          N/A          473          473
Biotechnology UltraSector ProFund                      6,602        6,602       10,993       10,993
Energy UltraSector ProFund                             2,522        2,522        8,976        8,976
Financial UltraSector ProFund                          6,669        6,669       15,370       15,370
Healthcare UltraSector ProFund                         4,555        4,555        8,301        8,301
Internet UltraSector ProFund                           1,194        1,194        3,885        3,885
Pharmaceuticals UltraSector ProFund                    3,289        3,289        8,948        8,948
Precious Metals UltraSector ProFund                      N/A          N/A          N/A          N/A
Real Estate UltraSector ProFund                       10,659       10,659       20,754        5,602
Semiconductor UltraSector ProFund                      2,455        2,455        8,138        8,138
Technology UltraSector ProFund                         1,019        1,019        6,956        6,956
Telecommunications UltraSector ProFund                   954          954        3,902        3,902
Utilities UltraSector ProFund                          2,160        2,160        2,543        2,543
Wireless Communications UltraSector
ProFund                                                1,290        1,290        4,364        4,364
Money Market ProFund                               1,662,302          -0-    1,909,382          -0-

     Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2002.

     Under an Administration and Services Agreement, DeAM, Inc. is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Portfolio reasonably deems necessary for the proper administration of the Portfolio. DeAM, Inc. will generally assist in all aspects of the Portfolio's operations and will: supply and maintain office facilities (which may be in DeAM, Inc.'s own offices); statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Portfolio); internal auditing, executive and administrative services; and information and supporting data for reports to and filings with the Commission and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Portfolio's Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; calculate the net asset value, net income and realized capital gains or losses of the Portfolio; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services. Pursuant to a sub-administration agreement (the "Sub-Administration Agreement") Federated Securities Company performs sub-administration duties for the Portfolio as from time to time may be agreed upon by DeAM, Inc. and Federated Securities Company. The Sub-Administration Agreement provides that Federated Securities Company will receive such compensation as from time to time may be agreed upon by Federated Securities Company and DeAM, Inc.. All such compensation will be paid by DeAM, Inc.

     For the fiscal years ended December 31, 2000 and 2001, Bankers Trust, the predecessor to DeAM, Inc., earned compensation of $4,281,239 and $4,762,936, respectively, for administrative and other services provided to the Portfolio.

CUSTODIANS

     UMB Bank, N.A. acts as custodian to the non-money market ProFunds. UMB Bank, N.A.'s address is 928 Grand Avenue, Kansas City, Missouri, 64106. Deutsche Bank Trust Company Americas, located at 100 Plaza One, Jersey City, New Jersey 07311, acts as custodian to the Portfolio and the Money Market ProFund.

INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP serves as independent accountants to the ProFunds. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. PricewaterhouseCoopers LLP is located at 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL

     Dechert LLP serves as counsel to the ProFunds. The firm's address is 1775 I Street, N.W., Washington, DC 20006.

DISTRIBUTOR

     ProFunds Distributors, Inc. , an affiliate of BISYS, serves as the distributor and principal underwriter in all fifty states and the District of Columbia. ProFunds Distributors, Inc. receives no compensation from the ProFunds for serving as distributor. ProFunds Distributors, Inc.'s address is 3435 Stelzer Road, Columbus, Ohio 43219.

DISTRIBUTION AND SERVICE (12b-1) PLAN

     The Board of Trustees has approved a Distribution and Service Plan under which each ProFund may pay financial intermediaries such as broker-dealers ("Authorized Firms") up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities with respect to Service Class shares and shareholder services. Under the Distribution and Service Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements ("Distribution and Service Agreements") with Authorized Firms that purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Shares of the applicable ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFunds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

     On October 23, 2002, the Board of Trustees determined that, in light of market conditions (including the historically low Federal funds rate) it was in the best interests of the Money Market ProFund to reduce the accrual under the Distribution and Service Plan for the Money Market ProFund by up to 1.00% ("Accrual Reduction") until further notice. The Advisor or ProFunds Distributors, Inc. may make payments to Authorized Firms for distribution services on behalf of the Money Market ProFund out of their own resources in light of the Accrual Reduction.

     The Distribution and Service Plan is of a type known as a "compensation" plan because payments may be made for services rendered to the ProFunds regardless of the level of expenditures by the Authorized Firms. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution and Service Plan in connection with their annual consideration of the Distribution and Service Plan's renewal. The Distribution and Service Plan authorizes payments as compensation or reimbursement for activities such as, without limitation: (1) advertising; (2) compensation of ProFunds Distributors, Inc., securities broker-dealers and sales personnel; (3) production and dissemination of Service Class prospectuses to prospective investors; (4) printing and mailing sales and marketing materials;
(5) capital or other expenses of associated equipment, rent, salaries, bonuses, interest, and other overhead or financing charges; (6) receiving and processing shareholder orders; (7) performing the accounting for Service Class shareholder accounts; (8) maintaining retirement plan accounts; (9) answering questions and handling correspondence for individual accounts; (10) acting as the sole shareholder of record for individual shareholders; (11) issuing shareholder reports and transaction confirmations; (12) executing daily investment "sweep" functions; and (13) furnishing investment advisory services.

     The Distribution and Service Plan and Distribution and Service Agreements continue in effect from year-to-year only if such continuance is specifically approved annually by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Distribution and Service Plan or the related Distribution and Service Agreements. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Service Shares of the affected ProFund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Shares of the affected ProFund on not more than 60 days' written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the ProFunds and holders of Service Shares of the ProFunds. In the Trustees' quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

     The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of Service Class investors. These activities and services are intended to make Service Class shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

     For the fiscal year ended December 31, 2002, each of the following ProFunds paid fees under the Plans to authorized financial intermediaries, in the following amounts:

                                    PLAN FEES
                                  FYE 12/31/02

                                                PRINTING AND     COMPENSATION
                                                  MAILING             TO                            APPROXIMATE
                                   SALES        PROSPECTUSES        SALES                          TOTAL AMOUNT
                                  MATERIAL     TO OTHER THAN       PERSONNEL                        SPENT WITH
                                    AND           CURRENT          AND BROKER-                      RESPECT TO
                                ADVERTISING     SHAREHOLDERS        DEALERS           OTHER*         EACH FUND
Bull ProFund                    $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Mid-Cap ProFund                 $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Small-Cap ProFund               $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
OTC ProFund                     $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Large-Cap Value                 $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]

Large-Cap Growth                $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
                                $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Mid-Cap Value ProFund           $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Mid-Cap Growth ProFund          $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Small-Cap Value ProFund         $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Small-Cap Growth ProFund        $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Europe 30 ProFund               $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
UltraBull ProFund               $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
UltraMid-Cap ProFund            $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
UltraSmall-Cap ProFund          $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
UltraDow 30                     $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
UltraOTC ProFund                $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
UltraJapan ProFund              $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Bear ProFund                    $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Short Small-Cap ProFund         $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Short OTC ProFund               $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
UltraBear ProFund               $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
UltraShort OTC ProFund          $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Banks UltraSector ProFund       $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Basic Materials UltraSector
ProFund                         $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Biotechnology UltraSector
ProFund                         $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Energy UltraSector ProFund      $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Financial UltraSector ProFund   $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Healthcare UltraSector ProFund  $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Internet UltraSector ProFund    $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Pharmaceuticals UltraSector
ProFund                         $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Precious Metals UltraSector
ProFund                         $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Real Estate UltraSector
ProFund                         $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Semiconductor UltraSector
ProFund                         $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Technology UltraSector ProFund  $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Telecommunications              $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
UltraSector ProFund
Utilities UltraSector ProFund   $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
Wireless Communications         $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]
UltraSector ProFund
Money Market ProFund            $    [  ]        $     [  ]        $    [  ]        $     [  ]       $     [  ]

     Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2002.

ADMINISTRATIVE SERVICES

     The ProFunds may participate in "fund supermarkets" and other programs in which a third-party financial intermediary maintains records of beneficial or indirect ownership interests in the ProFunds. These programs include any type of arrangement through which investors have a beneficial or indirect ownership interest in the ProFunds via omnibus accounts, common or collective trust funds, employee benefit plan trusts or similar arrangements (each a "financial intermediary account"). Under these programs, the Trust, on behalf of the ProFunds, may enter into the administrative services agreements with financial intermediaries pursuant to which financial intermediaries will provide administrative services with respect to the ProFunds. These services may include, but are not limited to: shareholder record set-up and maintenance, account statement preparation and mailing, transaction processing and settlement and account level tax reporting. Depending on the arrangements, the ProFunds and/or the Advisor may compensate such financial intermediaries or their agents directly or indirectly for such administrative services. For the fiscal year ended December 31, 2002, the Advisor did not pay, out of its own assets, any amounts associated with administrative services.

     For these services, the Trust may pay each financial intermediary (i) a fee based on average daily net assets of each ProFund that are invested in such ProFund through the financial intermediary account, or (ii) an annual fee that may vary depending upon the assets in the financial intermediary account. The financial intermediary may impose other account or service charges directly to account holders. Please refer to information provided by the financial intermediary for additional information regarding such charges.

     For the fiscal years ended December 31, 2000, 2001 and 2002, each ProFund listed below paid the following administrative services fees:

                           ADMINISTRATIVE SERVICE FEES
                                    FYE 12/31

                                                 2000         2001        2002

Bull ProFund                                   $  [  ]      $  [  ]      $  [  ]
Mid-Cap ProFund                                $  [  ]      $  [  ]      $  [  ]
Small-Cap ProFund                              $  [  ]      $  [  ]      $  [  ]
OTC ProFund                                    $  [  ]      $  [  ]      $  [  ]
Large-Cap Value                                $  [  ]      $  [  ]      $  [  ]
Large-Cap Growth                               $  [  ]      $  [  ]      $  [  ]
Mid-Cap Value ProFund                          $  [  ]      $  [  ]      $  [  ]
Mid-Cap Growth ProFund                         $  [  ]      $  [  ]      $  [  ]
Small-Cap Value ProFund                        $  [  ]      $  [  ]      $  [  ]
Small-Cap Growth ProFund                       $  [  ]      $  [  ]      $  [  ]
Europe 30 ProFund                              $  [  ]      $  [  ]      $  [  ]
UltraBull ProFund                              $  [  ]      $  [  ]      $  [  ]
UltraMid-Cap ProFund                           $  [  ]      $  [  ]      $  [  ]
UltraSmall-Cap ProFund                         $  [  ]      $  [  ]      $  [  ]
UltraDow 30                                    $  [  ]      $  [  ]      $  [  ]
UltraOTC ProFund                               $  [  ]      $  [  ]      $  [  ]
UltraJapan ProFund                             $  [  ]      $  [  ]      $  [  ]
Bear ProFund                                   $  [  ]      $  [  ]      $  [  ]
Short Small-Cap ProFund                        $  [  ]      $  [  ]      $  [  ]
Short OTC ProFund                              $  [  ]      $  [  ]      $  [  ]
UltraBear ProFund                              $  [  ]      $  [  ]      $  [  ]
UltraShort OTC ProFund                         $  [  ]      $  [  ]      $  [  ]
Banks UltraSector ProFund                      $  [  ]      $  [  ]      $  [  ]
Basic Materials UltraSector ProFund            $  [  ]      $  [  ]      $  [  ]
Biotechnology UltraSector ProFund              $  [  ]      $  [  ]      $  [  ]
Energy UltraSector ProFund                     $  [  ]      $  [  ]      $  [  ]
Financial UltraSector ProFund                  $  [  ]      $  [  ]      $  [  ]
Healthcare UltraSector ProFund                 $  [  ]      $  [  ]      $  [  ]
Internet UltraSector ProFund                   $  [  ]      $  [  ]      $  [  ]
Pharmaceuticals UltraSector ProFund            $  [  ]      $  [  ]      $  [  ]
Precious Metals UltraSector ProFund            $  [  ]      $  [  ]      $  [  ]
Real Estate UltraSector ProFund                $  [  ]      $  [  ]      $  [  ]
Semiconductor UltraSector ProFund              $  [  ]      $  [  ]      $  [  ]
Technology UltraSector ProFund                 $  [  ]      $  [  ]      $  [  ]
Telecommunications UltraSector ProFund         $  [  ]      $  [  ]      $  [  ]
Utilities UltraSector ProFund                  $  [  ]      $  [  ]      $  [  ]
Wireless Communications UltraSector ProFund    $  [  ]      $  [  ]      $  [  ]

     Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2002.

                               COSTS AND EXPENSES

     Each ProFund bears all expenses of its operations other than those assumed by the Advisor or the Administrator. ProFund expenses include, without limitation: the management fee; administrative and transfer agency and shareholder servicing fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and non-interested Trustees' fees and expenses.

          ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST

     ProFunds (the "Trust") is a registered open-end investment company under the 1940 Act. The Trust was organized as a Delaware statutory trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. Other separate series may be added in the future. Each ProFund offers two classes of shares: the Service Shares and the Investor Shares.

     All shares of the ProFunds are freely transferable. The Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting a particular series or class of shares, only shares of that series or class may be entitled to vote on the matter.

     Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of ProFunds' shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

     The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust's property for all loss and expense of any ProFunds shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which loss of account of shareholder liability is limited to circumstances in which the ProFunds itself would not be able to meet the Trust's obligations and this risk, thus, should be considered remote.

     If a ProFund does not grow to a size to permit it to be economically viable, the ProFund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

                                 CAPITALIZATION

     As of April 1, 2003, no person owned of record, or to the knowledge of management beneficially owned, five percent or more of the outstanding shares of a ProFund (or class of shares thereof) except as set forth below:

BULL PROFUND--INVESTOR SHARES               TOTAL SHARES    PERCENTAGE

BULL PROFUND--SERVICE SHARES                TOTAL SHARES    PERCENTAGE

MID-CAP PROFUND--INVESTOR SHARES            TOTAL SHARES    PERCENTAGE

MID-CAP PROFUND--SERVICE SHARES             TOTAL SHARES    PERCENTAGE

SMALL-CAP PROFUND--INVESTOR SHARES          TOTAL SHARES    PERCENTAGE

SMALL-CAP PROFUND--SERVICE SHARES           TOTAL SHARES    PERCENTAGE

OTC PROFUND--INVESTOR SHARES                TOTAL SHARES    PERCENTAGE

OTC PROFUND--SERVICE SHARES                 TOTAL SHARES    PERCENTAGE

LARGE-CAP VALUE PROFUND--INVESTOR SHARES    TOTAL SHARES    PERCENTAGE

LARGE-CAP VALUE PROFUND--SERVICE SHARES     TOTAL SHARES    PERCENTAGE

LARGE-CAP GROWTH PROFUND--INVESTOR SHARES   TOTAL SHARES    PERCENTAGE

LARGE-CAP GROWTH PROFUND--SERVICE SHARES    TOTAL SHARES    PERCENTAGE

MID-CAP VALUE PROFUND--INVESTOR SHARES      TOTAL SHARES    PERCENTAGE

MID-CAP VALUE PROFUND--SERVICE SHARES       TOTAL SHARES    PERCENTAGE

MID-CAP GROWTH PROFUND--INVESTOR SHARES     TOTAL SHARES    PERCENTAGE

MID-CAP GROWTH PROFUND--SERVICE SHARES      TOTAL SHARES    PERCENTAGE

SMALL-CAP VALUE PROFUND--INVESTOR SHARES    TOTAL SHARES    PERCENTAGE

SMALL-CAP VALUE PROFUND--SERVICE SHARES     TOTAL SHARES    PERCENTAGE

SMALL-CAP GROWTH PROFUND--INVESTOR SHARES   TOTAL SHARES    PERCENTAGE

SMALL-CAP GROWTH PROFUND--SERVICE SHARES    TOTAL SHARES    PERCENTAGE

EUROPE 30 PROFUND--INVESTOR SHARES          TOTAL SHARES    PERCENTAGE

EUROPE 30 PROFUND--SERVICE SHARES           TOTAL SHARES    PERCENTAGE


ULTRABULL PROFUND--INVESTOR SHARES          TOTAL SHARES    PERCENTAGE

ULTRABULL PROFUND--SERVICE SHARES           TOTAL SHARES    PERCENTAGE

ULTRAMID-CAP PROFUND--INVESTOR SHARES       TOTAL SHARES    PERCENTAGE

ULTRAMID-CAP PROFUND--SERVICE SHARES        TOTAL SHARES    PERCENTAGE

ULTRASMALL-CAP PROFUND--INVESTOR SHARES     TOTAL SHARES    PERCENTAGE

ULTRASMALL-CAP PROFUND--SERVICE SHARES      TOTAL SHARES    PERCENTAGE

ULTRADOW 30 PROFUND--INVESTOR SHARES        TOTAL SHARES    PERCENTAGE

ULTRADOW 30 PROFUND--SERVICE SHARES         TOTAL SHARES    PERCENTAGE

ULTRAOTC PROFUND--INVESTOR SHARES           TOTAL SHARES    PERCENTAGE

ULTRAOTC PROFUND--SERVICE SHARES            TOTAL SHARES    PERCENTAGE

ULTRAJAPAN PROFUND--INVESTOR SHARES         TOTAL SHARES    PERCENTAGE

ULTRAJAPAN PROFUND--SERVICE SHARES          TOTAL SHARES    PERCENTAGE


BEAR PROFUND--INVESTOR SHARES               TOTAL SHARES    PERCENTAGE

BEAR PROFUND--SERVICE SHARES                TOTAL SHARES    PERCENTAGE

SHORT SMALL-CAP PROFUND--INVESTOR SHARES    TOTAL SHARES    PERCENTAGE

SHORT SMALL-CAP PROFUND--SERVICE SHARES     TOTAL SHARES    PERCENTAGE

SHORT OTC PROFUND--INVESTOR SHARES          TOTAL SHARES    PERCENTAGE

SHORT OTC PROFUND--SERVICE SHARES           TOTAL SHARES    PERCENTAGE

ULTRABEAR PROFUND--INVESTOR SHARES          TOTAL SHARES    PERCENTAGE

ULTRABEAR PROFUND--SERVICE SHARES           TOTAL SHARES    PERCENTAGE

ULTRASHORT OTC PROFUND--INVESTOR SHARES     TOTAL SHARES    PERCENTAGE

ULTRASHORT OTC PROFUND--SERVICE SHARES      TOTAL SHARES    PERCENTAGE


BANKS ULTRASECTOR
PROFUND--INVESTOR SHARES                    TOTAL SHARES    PERCENTAGE

BANKS ULTRASECTOR
PROFUND--SERVICE SHARES                     TOTAL SHARES    PERCENTAGE

BASIC MATERIALS ULTRASECTOR
PROFUND--INVESTOR SHARES                    TOTAL SHARES    PERCENTAGE

BASIC MATERIALS ULTRASECTOR
PROFUND--SERVICE SHARES                     TOTAL SHARES    PERCENTAGE

BIOTECHNOLOGY ULTRASECTOR
PROFUND--INVESTOR SHARES                    TOTAL SHARES    PERCENTAGE

BIOTECHNOLOGY ULTRASECTOR
PROFUND--SERVICE SHARES                     TOTAL SHARES    PERCENTAGE

CONSUMER CYCLICAL ULTRASECTOR
PROFUND--INVESTOR SHARES                    TOTAL SHARES    PERCENTAGE

CONSUMER CYCLICAL ULTRASECTOR
PROFUND--SERVICE SHARES                     TOTAL SHARES    PERCENTAGE

CONSUMER NON-CYCLICAL ULTRASECTOR
PROFUND--INVESTOR SHARES                    TOTAL SHARES    PERCENTAGE

CONSUMER NON-CYCLICAL ULTRASECTOR
PROFUND--SERVICE SHARES                     TOTAL SHARES    PERCENTAGE

ENERGY ULTRASECTOR
PROFUND--INVESTOR SHARES                    TOTAL SHARES    PERCENTAGE

ENERGY ULTRASECTOR
PROFUND--SERVICE SHARES                     TOTAL SHARES    PERCENTAGE

FINANCIAL ULTRASECTOR
PROFUND--INVESTOR SHARES                    TOTAL SHARES    PERCENTAGE

FINANCIAL ULTRASECTOR
PROFUND--SERVICE SHARES                     TOTAL SHARES    PERCENTAGE

HEALTHCARE ULTRASECTOR
PROFUND--INVESTOR SHARES                    TOTAL SHARES    PERCENTAGE

HEALTHCARE ULTRASECTOR
PROFUND--SERVICE SHARES                     TOTAL SHARES    PERCENTAGE

INDUSTRIAL ULTRASECTOR
PROFUND--INVESTOR SHARES                    TOTAL SHARES    PERCENTAGE

INDUSTRIAL ULTRASECTOR
PROFUND--SERVICE SHARES                     TOTAL SHARES    PERCENTAGE

INTERNET ULTRASECTOR
PROFUND--INVESTOR SHARES                    TOTAL SHARES    PERCENTAGE

INTERNET ULTRASECTOR
PROFUND--SERVICE SHARES                     TOTAL SHARES    PERCENTAGE

PHARMACEUTICALS ULTRASECTOR
PROFUND--INVESTOR SHARES                    TOTAL SHARES    PERCENTAGE

PHARMACEUTICALS ULTRASECTOR
PROFUND--SERVICE SHARES                     TOTAL SHARES    PERCENTAGE

PRECIOUS METALS ULTRASECTOR
PROFUND--INVESTOR SHARES                    TOTAL SHARES    PERCENTAGE

PRECIOUS METALS ULTRASECTOR
PROFUND--SERVICE SHARES                     TOTAL SHARES    PERCENTAGE

REAL ESTATE ULTRASECTOR

PROFUND--INVESTOR SHARES                    TOTAL SHARES    PERCENTAGE

REAL ESTATE ULTRASECTOR
PROFUND--SERVICE SHARES                     TOTAL SHARES    PERCENTAGE

SEMICONDUCTOR ULTRASECTOR
PROFUND--INVESTOR SHARES                    TOTAL SHARES    PERCENTAGE

SEMICONDUCTOR ULTRASECTOR
PROFUND--SERVICE SHARES                     TOTAL SHARES    PERCENTAGE

TECHNOLOGY ULTRASECTOR
PROFUND--INVESTOR SHARES                    TOTAL SHARES    PERCENTAGE

TECHNOLOGY ULTRASECTOR
PROFUND--SERVICE SHARES                     TOTAL SHARES    PERCENTAGE

TELECOMMUNICATIONS ULTRASECTOR
PROFUND--INVESTOR SHARES                    TOTAL SHARES    PERCENTAGE

TELECOMMUNICATIONS ULTRASECTOR
PROFUND--SERVICE SHARES                     TOTAL SHARES    PERCENTAGE

UTILITIES ULTRASECTOR
PROFUND--INVESTOR SHARES                    TOTAL SHARES    PERCENTAGE

UTILITIES ULTRASECTOR
PROFUND--SERVICE SHARES                     TOTAL SHARES    PERCENTAGE

WIRELESS COMMUNICATIONS ULTRASECTOR
PROFUND--INVESTOR SHARES                    TOTAL SHARES    PERCENTAGE

WIRELESS COMMUNICATIONS ULTRASECTOR
PROFUND--SERVICE SHARES                     TOTAL SHARES    PERCENTAGE

     A shareholder who beneficially owns, directly or indirectly, more than 25% of the voting securities of a ProFund (or class of shares thereof) may be deemed a "control person" (as defined in the 1940 Act) of the ProFund and may be able to determine the outcome of any matter submitted for shareholder consideration with respect to that ProFund.

TAXATION

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the ProFunds and the purchase, ownership, and disposition of ProFund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of ProFund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     Each of the ProFunds intends to qualify and elect to be treated each year as a regulated investment company (a "RIC") under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, each ProFund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the ProFund's assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the ProFund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

     As a RIC, a ProFund generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the ProFund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each ProFund intends to distribute substantially all of such income.

     If, in any taxable year, a ProFund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the ProFund in computing its taxable income. In addition, the ProFund's distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends ( which may be eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a ProFund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the ProFund failed to qualify as a RIC for a period greater than one taxable year, the ProFund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the ProFund had been liquidated) in order to qualify as a RIC in a subsequent year.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the ProFund level. To avoid the tax, each ProFund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the ProFunds intend to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the ProFund in October, November or December of that year with a record date in such a month and paid by the ProFund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     Dividends out of net ordinary income and distribution of net short-term capital gains are taxable to the recipient U.S. shareholders as ordinary income, whether received in cash or reinvested in ProFund shares. Dividends from net ordinary income may be eligible for the corporate dividends-received deduction.

     The excess of net long-term capital gains over the net short-term capital losses realized and distributed by a ProFund to its U.S. shareholders as capital gains distributions is taxable to the shareholders as gain from the sale of a capital asset held for more than one year, regardless of the length of time a shareholder has held the ProFund shares. If a shareholder holds ProFund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of the ProFund shares will be long-term loss to the extent of such distribution.

     The amount of an income dividend or capital gains distribution declared by a ProFund during October, November or December of a year to shareholder of record as of a specified date in such a month that is paid during January of the following year will be deemed to be received by shareholders on December 31 of the prior year.

     Any dividend or distribution paid by a ProFund has the effect of reducing the ProFund's net asset value per share. Investors should be careful to consider the tax effect of buying shares shortly before a distribution by a ProFund. The price of shares purchased at that time will include the amount of the forthcoming distribution, but the distribution will be taxable to the shareholder.

     A dividend or capital gains distribution with respect to shares of a ProFund held by a tax-deferred or qualified plan, such as an IRA, retirement plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distribution from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

     Shareholders will be advised annually as to the federal tax status of dividends and capital gains distribution made by the ProFunds for the preceding year. Distributions by ProFunds generally will be subject to state and local taxes.

MARKET DISCOUNT

     If ProFund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the ProFund in each taxable year in which the ProFund owns an interest in such debt security and receives a principal payment on it. In particular, the ProFund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a ProFund at a constant rate over the time remaining to the debt security's maturity or, at the election of the ProFund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT

     Certain debt securities acquired by the ProFunds may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a ProFund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

     Some debt securities may be purchased by the ProFunds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

     Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a ProFund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by a

ProFund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

     Transactions in options, futures and forward contracts undertaken by the ProFunds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a ProFund, and losses realized by the ProFund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a ProFund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

     Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the ProFunds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a ProFund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES

     Recently enacted rules may affect the timing and character of gain if a ProFund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the ProFund enters into certain transactions in property while holding substantially identical property, the ProFund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the ProFund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the ProFund's holding period and the application of various loss deferral provisions of the Code.

PASSIVE FOREIGN INVESTMENT COMPANIES

     The ProFunds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a ProFund receives a so-called "excess distribution" with respect to PFIC stock, the ProFund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the ProFund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the ProFund held the PFIC shares. Each ProFund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior ProFund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains.

     The ProFunds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a ProFund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the ProFund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of ProFund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

DISTRIBUTIONS

     Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a ProFund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the ProFund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may deduct the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the ProFund as capital gain dividends, whether paid in cash or in shares, are taxable as gain from the sale or exchange of an asset held for more than one year, regardless of how long the shareholder has held the ProFund's shares. Capital gains dividends are not eligible for the dividends received deduction.

     Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

     If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a ProFund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a ProFund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

     If a shareholder has chosen to receive distributions in cash, and the postal (or other delivery) service is unable to deliver checks to the shareholder's address of record, ProFunds will change the distribution option so that all distributions are automatically reinvested in additional shares. ProFunds will not pay interest on uncashed distribution checks.

DISPOSITION OF SHARES

     Upon a redemption, sale or exchange of shares of a ProFund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term, mid-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a ProFund's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

     Each ProFund may be required to withhold federal income tax ("backup withholding") from dividends paid, capital gains distributions, and redemption proceeds to shareholders. The backup withholding rate is the fourth lowest tax rate applicable to an unmarried individual, which is 30.0% in 2003. Federal tax will be withheld if (1) the shareholder fails to furnish the ProFund with the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the shareholder or the ProFund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

OTHER TAXATION

     Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S. federal income tax laws (e.g. banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

EQUALIZATION ACCOUNTING

     Each ProFund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each ProFund may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the ProFund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the ProFund is required to distribute as dividends to shareholders in order for the ProFund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and the amount of any undistributed income will be reflected in the value of the ProFund's shares; the total return on a shareholder's investment will not be reduced as a result of the ProFund's distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS

     From time to time, each of the non-money market ProFunds may advertise its historical performance. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Before-Tax Performance. Except for Money Market ProFund, all pre-tax performance advertisements shall include average annual total return quotations for the most recent one, five, and ten-year periods (or life if a ProFund has been in operation less than one of the prescribed periods). Average annual total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge (if any), for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

     After-Tax Performance. All after-tax performance is calculated as described in the paragraph above and in addition, takes into account the effect of taxes. After-tax performance is presented using two methodologies. The first deducts taxes paid on distributions. The second deducts taxes paid on distributions and taxes paid upon redemption of ProFund shares. The calculation of after-tax performance assumes the highest individual marginal federal income tax rates currently in effect at the time of the distribution or liquidation. The impact of taxes on the ProFunds' distributions corresponds to the tax characteristics of the distributions (e.g., ordinary income rate for ordinary income, short-term capital gains distribution rate for short-term capital gains distributions, and long-term capital gains distribution rate for long-term capital gains distributions). State, local or federal alternative minimum taxes are not taken into account, the effect of phase outs of certain exemptions, deductions and credits at various income levels are also not taken into account. Tax rates may vary over the performance measurement period. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

     Standardized total return quotations will be compared separately for each of the Investor Class and Service Class Shares. Because of differences in the fees and/or expenses borne by each of the Investor Class and Service Class Shares, the net yields and total returns on each class can be expected, at any given time, to differ from class to class for the same period.

     The uniformly calculated average annual total returns for the Investor Class and Services Class Shares of each ProFund for the one year, five year and since inception periods ended December 31, 2002, were as follows:

                                 INVESTOR SHARES

C L A S S I C  P R O F U N D S

                                                         ONE YEAR      FIVE YEARS     SINCE INCEPTION     INCEPTION DATE
BULL PROFUND
Investor Class Shares                                                                                        12/01/97
   - Before Taxes
   - After Taxes on Distributions
   - After Taxes on Distributions and Sale of Shares

MID-CAP PROFUND
Investor Class Shares                                                                                        09/04/01
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

SMALL-CAP PROFUND

Investor Class Shares                                                                                        09/04/01
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

OTC PROFUND
Investor Class Shares                                                                                        08/07/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

MID-CAP VALUE PROFUND
Investor Class Shares                                                                                        09/04/01
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

MID-CAP GROWTH PROFUND
Investor Class Shares                                                                                        09/04/01
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

SMALL-CAP VALUE PROFUND
Investor Class Shares                                                                                        09/04/01
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

SMALL-CAP GROWTH PROFUND
Investor Class Shares                                                                                        09/04/01
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

EUROPE 30 PROFUND
Investor Class Shares                                                                                        03/15/99
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

U L T R A  P R O F U N D S

                                                         ONE YEAR      FIVE YEARS     SINCE INCEPTION     INCEPTION DATE
ULTRABULL PROFUND
Investor Class Shares
   - Before Taxes                                                         --                                 11/27/97
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

ULTRAMID-CAP PROFUND
Investor Class Shares                                                                                        02/07/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

ULTRASMALL-CAP PROFUND
Investor Class Shares                                                                                        02/07/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

ULTRAOTC PROFUND
Investor Class Shares                                                                                        12/01/97
   - Before Taxes
   - After Taxes on Distributions
   - After Taxes on Distributions and Sale of Shares

ULTRAJAPAN PROFUND
Investor Class Shares                                                                                        02/07/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

I N V E R S E  P R O F U N D S

                                                         ONE YEAR      FIVE YEARS     SINCE INCEPTION     INCEPTION DATE
BEAR PROFUND
Investor Class Shares                                                                                        12/30/97
   - Before Taxes
   - After Taxes on Distributions
   - After Taxes on Distributions and Sale of Shares

ULTRABEAR PROFUND
Investor Class Shares                                                                                        12/22/97
   - Before Taxes
   - After Taxes on Distributions
   - After Taxes on Distributions and Sale of Shares

ULTRASHORT OTC PROFUND
Investor Class Shares                                                                                        06/02/98
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

U L T R A S E C T O R  P R O F U N D S

FOR THE PERIODS ENDED DECEMBER 31, 2002                  ONE YEAR      FIVE YEARS     SINCE INCEPTION     INCEPTION DATE
BANKS ULTRASECTOR PROFUND
Investor Class Shares                                                                                        09/04/01
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

BASIC MATERIALS ULTRASECTOR PROFUND
Investor Class Shares                                                                                        09/04/01
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

BIOTECHNOLOGY ULTRASECTOR PROFUND
Investor Class Shares                                                                                        06/19/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

ENERGY ULTRASECTOR PROFUND
Investor Class Shares                                                                                        06/19/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

FINANCIAL ULTRASECTOR PROFUND
Investor Class Shares                                                                                        06/19/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

HEALTHCARE ULTRASECTOR PROFUND
Investor Class Shares                                                                                        06/19/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

INTERNET ULTRASECTOR PROFUND
Investor Class Shares                                                                                        06/19/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

PHARMACEUTICALS ULTRASECTOR PROFUND
Investor Class Shares                                                                                        06/28/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

REAL ESTATE ULTRASECTOR PROFUND
Investor Class Shares                                                                                        06/19/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --

   - After Taxes on Distributions and Sale of Shares                      --

SEMICONDUCTOR ULTRASECTOR PROFUND
Investor Class Shares                                                                                        06/19/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

TECHNOLOGY ULTRASECTOR PROFUND
Investor Class Shares                                                                                        06/19/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

TELECOMMUNICATIONS ULTRASECTOR PROFUND
Investor Class Shares                                                                                        06/19/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

UTILITIES ULTRASECTOR PROFUND
Investor Class Shares                                                                                        07/26/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

WIRELESS COMMUNICATIONS ULTRASECTOR PROFUND
Investor Class Shares                                                                                        06/19/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

                                 SERVICE SHARES

                                                         ONE YEAR      FIVE YEARS     SINCE INCEPTION     INCEPTION DATE
BULL PROFUND
Service Class Shares                                                                                         12/01/97
   - Before Taxes
   - After Taxes on Distributions
   - After Taxes on Distributions and Sale of Shares

MID-CAP PROFUND
Service Class Shares                                                                                         09/04/01
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

SMALL-CAP PROFUND
Service Class Shares                                                                                         09/04/01
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

OTC PROFUND
Service Class Shares                                                                                         08/07/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

MID-CAP VALUE PROFUND
Service Class Shares                                                                                         09/04/01
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

MID-CAP GROWTH PROFUND
Service Class Shares                                                                                         09/04/01
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

SMALL-CAP VALUE PROFUND
Service Class Shares                                                                                         09/04/01
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

SMALL-CAP GROWTH PROFUND
Service Class Shares                                                                                         09/04/01
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

EUROPE 30 PROFUND
Service Class Shares                                                                                         03/15/99
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

U L T R A  P R O F U N D S

                                                         ONE YEAR      FIVE YEARS     SINCE INCEPTION     INCEPTION DATE
ULTRABULL PROFUND
Service Class Shares
   - Before Taxes                                                         --                                 11/27/97
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

ULTRAMID-CAP PROFUND
Service Class Shares                                                                                         02/07/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

ULTRASMALL-CAP PROFUND
Service Class Shares                                                                                         02/07/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

ULTRAOTC PROFUND
Service Class Shares                                                                                         12/01/97
   - Before Taxes
   - After Taxes on Distributions
   - After Taxes on Distributions and Sale of Shares

ULTRAJAPAN PROFUND
Service Class Shares                                                                                         02/07/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

I N V E R S E  P R O F U N D S

                                                         ONE YEAR      FIVE YEARS     SINCE INCEPTION     INCEPTION DATE
BEAR PROFUND
Service Class Shares                                                                                         12/30/97
   - Before Taxes
   - After Taxes on Distributions
   - After Taxes on Distributions and Sale of Shares

ULTRABEAR PROFUND
Service Class Shares                                                                                         12/22/97
   - Before Taxes
   - After Taxes on Distributions
   - After Taxes on Distributions and Sale of Shares

ULTRASHORT OTC PROFUND
Service Class Shares                                                                                         06/02/98
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --

   - After Taxes on Distributions and Sale of Shares                      --

U L T R A S E C T O R  P R O F U N D S

                                                         ONE YEAR      FIVE YEARS     SINCE INCEPTION     INCEPTION DATE
BANKS ULTRASECTOR PROFUND
Service Class Shares                                                                                         09/04/01
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

BASIC MATERIALS ULTRASECTOR PROFUND
Service Class Shares                                                                                         09/04/01
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

BIOTECHNOLOGY ULTRASECTOR PROFUND
Service Class Shares                                                                                         06/19/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

ENERGY ULTRASECTOR PROFUND
Service Class Shares                                                                                         06/19/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

FINANCIAL ULTRASECTOR PROFUND
Service Class Shares                                                                                         06/19/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

HEALTHCARE ULTRASECTOR PROFUND
Service Class Shares                                                                                         06/19/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

INTERNET ULTRASECTOR PROFUND
Service Class Shares                                                                                         06/19/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

PHARMACEUTICALS ULTRASECTOR PROFUND
Service Class Shares                                                                                         06/28/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

REAL ESTATE ULTRASECTOR PROFUND
Service Class Shares                                                                                         06/19/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --

   - After Taxes on Distributions and Sale of Shares                      --

SEMICONDUCTOR ULTRASECTOR PROFUND
Service Class Shares                                                                                         06/19/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

TECHNOLOGY ULTRASECTOR PROFUND
Service Class Shares                                                                                         06/19/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

TELECOMMUNICATIONS ULTRASECTOR PROFUND
Service Class Shares                                                                                         06/19/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

UTILITIES ULTRASECTOR PROFUND
Service Class Shares                                                                                         07/26/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

WIRELESS COMMUNICATIONS ULTRASECTOR PROFUND
Service Class Shares                                                                                         06/19/00
   - Before Taxes                                                         --
   - After Taxes on Distributions                                         --
   - After Taxes on Distributions and Sale of Shares                      --

     Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2002.

     This performance data represents past performance and is not an indication of future results. Because of ongoing market volatility, the ProFunds' performance may be subject to substantial short-term changes. The ProFunds' total return does not show the effects of income taxes on an individual's investments.

YIELD CALCULATIONS

     From time to time, Money Market ProFund and U.S. Government Plus ProFund may advertise their "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of Money Market ProFund refers to the income generated by an investment in Money Market ProFund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in Money Market ProFund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     Since yield fluctuates, yield data cannot necessarily be used to compare an investment in Money Market ProFund's shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders of Money Market ProFund should remember that yield generally is a function of the kind and quality of the instrument held in portfolio, portfolio maturity, operating expenses, and market conditions.

     For the seven-day period ended December 31, 2002, the seven-day effective yield for the Investor Shares and Service Shares of Money Market ProFund was [ ]% and [ ]%, respectively.

COMPARISONS OF INVESTMENT PERFORMANCE

     Performance of a ProFund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a ProFund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for a ProFund, comparisons of the performance information of the ProFund for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's Corporation, Lipper Analytical Services, Inc., Shearson Lehman Brothers, the National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, and the Nikkei Stock Average and Deutsche Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of a ProFund's investment performance. In particular, performance information for the Bull ProFund, the UltraBull ProFund, the Bear ProFund and the UltraBear ProFund may be compared to various unmanaged indexes, including, but not limited to, the S&P 500 Index or the Dow Jones Industrial Average; performance information for the OTC ProFund and the UltraOTC ProFund may be compared to various unmanaged indexes, including, but not limited to its current benchmark, the NASDAQ-100 Index(R).

     In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., and similar sources which utilize information compiled (i) internally, (ii) by Lipper Analytical Services, Inc. ("Lipper"), or (iii) by other recognized analytical services, may be used in sales literature. The total return of each non-money market ProFund also may be compared to the performances of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper and CDA Investment Technologies, Inc., among others. The Lipper ranking and comparison, which may be used by the ProFunds in performance reports, will be drawn from the "Capital Appreciation Funds" grouping for the Bull ProFund, the UltraBull ProFund, the Bear ProFund and the UltraBear ProFund and from the "Small Company Growth Funds" grouping for the OTC ProFund and the UltraOTC ProFund. In addition, the broad-based Lipper groupings may be used for comparison to any of the ProFunds.

     Further information about the performance of the ProFunds will be contained in the ProFunds' annual reports to shareholders, which may be obtained without charge by writing to the ProFunds at the address or telephoning the ProFunds at the telephone number set forth on the cover page of this SAI.

RATING SERVICES

     The ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Fitch IBCA, Inc. represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, DeAM, Inc. also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but DeAM, Inc. will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this SAI.

OTHER INFORMATION

The ProFunds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange, the Frank Russell Company or Dow Jones, and neither Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange nor the Frank Russell Company makes any representations regarding the advisability of investing in securities generally or in the ProFunds particularly or in the ability of any of the indices related to such companies, as set forth below (the "Indices"), to track general stock market performance. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," "500(R)," "S&P MidCap 400,"
Standard & Poor's Mid-Cap 400," "S&P Small-Cap 600," "Standard & Poor's Small-Cap 600," "S&P 500/BARRA Value Index," "S&P 500/BARRA Growth Index," "S&P Mid-Cap 400/BARRA Growth Index," "S&P Mid-Cap 400/BARRA Value Index," "S&P Small-Cap 600/BARRA Growth Index," and "S&P Small-Cap 600/BARRA Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds. "Russell 2000(R) Index" is a trademark of the Frank Russell Company. "NASDAQ-100 Index(R)" is a trademark of the NASDAQ Stock Markets, Inc. ("NASDAQ"). "Philadelphia Stock Exchange Gold and Silver SectorSM Index" is a service mark of the Philadelphia Stock Exchange. "Dow Jones, "Dow 30," "Dow Jones Industrial Average," "DJIA," and the name of each Dow Jones U.S. index are service marks of Dow Jones & Company, Inc.

S&P's, NASDAQ's , Frank Russell Company's, Philadelphia Stock Exchange's and Dow Jones's (the "Licensors") only relationship to the ProFunds (the "Licensee") is the licensing of certain trademarks and trade names of the Licensors. The Licensors have no obligation to take the needs of the Licensee or owners of the shares of the ProFunds into consideration in determining, composing or calculating the Indices. The Licensors are not responsible for and have not participated in the determination or calculation of the equation by which the shares of ProFunds are to be converted into cash. The Licensors have no obligation or liability in connection with the administration, marketing or trading of ProFunds.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"Dow Jones" and the name of each Dow Jones indexes are service marks of Dow Jones & Company, Inc.

Dow Jones does not:

..    Sponsor, endorse, sell or promote the UltraDow 30 ProFund or Sector
     ProFunds (together, the "ProFunds").

..    Recommend that any person invest in the ProFunds or any other securities.

..    Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds.

..    Have any responsibility or liability for the administration, management or marketing of the ProFunds.

..    Consider the needs of the ProFunds or investors in the ProFunds in determining, composing or calculating their indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

..    The results to be obtained by the ProFunds, investors in the ProFunds or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;

..    The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or

..    The merchantability and the fitness for a particular purpose or use of the
     Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds or any other third parties.

                              FINANCIAL STATEMENTS

     The Report of Independent Accountants and Financial Statements of the ProFunds for the fiscal year ended [_________________] are incorporated herein by reference to the Trust's Annual Report, such Financial Statements having been audited by PricewaterhouseCoopers LLP, independent accountants, and are so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting. Copies of such Annual Report are available without charge upon request by writing to ProFunds, 3435 Stelzer Road, Columbus, Ohio 43219 or telephoning (888) 776-3637.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROFUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROFUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                   APPENDIX A

                            PROFUNDS EUROPE 30 INDEX
Company Name

                                   APPENDIX B

                             PROFUNDS ASIA 30 INDEX

Company Name

                                   APPENDIX C

                        DESCRIPTION OF SECURITIES RATINGS

DESCRIPTION OF S&P'S CORPORATE RATINGS:

     AAA: Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issuers only in small degree.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

     Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH INVESTORS SERVICE'S CORPORATE BOND RATINGS:

     AAA: Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

     AA: Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secure but influenced as the ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS:

     AAA-Prime: These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

     General Obligation Bonds: In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

     Revenue Bonds: Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

     AA: High Grade. The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

DESCRIPTION OF S&P'S MUNICIPAL NOTE RATINGS:

     Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS:

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's

Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans the designation MIG-2/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to posses overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business economic or financial conditions may increase investment risk albeit not very significantly.

     A: Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB: Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

     BB: Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions.

     B: Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

     CCC: Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions.

     CC: Obligations which are highly speculative or which have a high risk of default.

     C: Obligations which are currently in default.

     Notes: "+" or "-".

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely business, economic or financial conditions.

     A3: Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

     B: Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C: Obligations for which there is an inadequate capacity to ensure timely repayment.

     D: Obligations which have a high risk of default or which are currently in default.

DESCRIPTION OF THOMSON BANK WATCH SHORT-TERM RATINGS:

     TBW-1: The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2: The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as of issues rated `TBW-1'.

     TWB-3: The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     TWB-4: The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF THOMSON BANKWATCH LONG-TERM RATINGS:

     AAA: The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

     AA: The second -highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highs category.

     A: The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB: The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE (ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

     BB: While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

     B: Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

     CCC: Issues rate "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

     CC-"CC": is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

     D: Default

     These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency."

A RATING IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.

                                    PROFUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                        7501 WISCONSIN AVENUE, SUITE 1000
                            BETHESDA, MARYLAND 20814

                       (888) 776-3637 RETAIL SHAREHOLDERS
         (888) 776-5717 (INSTITUTIONS AND FINANCIAL PROFESSIONALS ONLY)

     This Statement of Additional Information ("SAI") describes the "Classic ProFunds VP," "Ultra ProFunds VP VP," "Inverse ProFunds VP," UltraSector ProFunds VP," "Bond Benchmarked ProFunds VP" and the ProFund VP Money Market. The Classic ProFunds VP include: ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP OTC, ProFund VPLarge-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30 and ProFund VP Japan; the Ultra ProFunds VP include: ProFund VP Bull Plus, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraDow 30SM, ProFund VP UltraOTC and ProFund VP UltraEurope; the Inverse ProFunds VP include: ProFund VP Bear, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP UltraBear and ProFund VP UltraShort OTC; the UltraSector ProFunds VP include: ProFund VP Airlines, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Cyclical, ProFund VP Consumer Non-Cyclical, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Industrial, ProFund VP Internet, ProFund VP Leisure Goods & Services, ProFund VP Oil Drilling Equipment & Services, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, and ProFund VP Wireless Communications; the Bond Benchmarked ProFunds VP include: ProFund VP ProFund VP U.S. Government Plus and ProFund VP ProFund VP Rising Rates Opportunity (each, a "ProFund VP", and collectively, the "ProFunds VP"). The ProFunds VP may be used by professional money managers and investors as part of an asset-allocation or market-timing investment strategy or to create specified investment exposure to a particular segment of the securities market or to hedge an existing investment portfolio. Each non-money market ProFund VP seeks investment results that correspond each day to a specified benchmark. The ProFunds VP may be used independently or in combination with each other as part of an overall investment strategy. Additional ProFunds VP may be created from time to time.

     Shares of the ProFunds VP are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and ProFund Advisors LLC (the "Advisor").

          The ProFunds VP involve special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the ProFunds VP to determine whether an investment in a particular ProFund VP is appropriate. None of the ProFunds VP alone constitutes a balanced investment plan. Because of the inherent risks in any investment, there can be no assurance that a ProFund VP's investment objective will be achieved.

     This SAI is not a prospectus. It should be read in conjunction with the Prospectus, dated May 1, 2003, which incorporates this SAI by reference. The financial statements and related report of the independent accountants included in the annual report of the ProFunds VP for the fiscal year ended December 31, 2002, are incorporated by reference into this SAI. A copy of the Prospectus or annual report is available, without charge, upon request to the address above or by telephone at the numbers above.

     The date of this SAI is [May 1, 2003.]

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                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                                                               PAGE
PROFUNDS VP....................................................................................................   3
INVESTMENT POLICIES, TECHNIQUES and RELATED RISKS..............................................................   3
INVESTMENT RESTRICTIONS........................................................................................  22
DETERMINATION OF NET ASSET VALUE...............................................................................  23
PORTFOLIO TRANSACTIONS AND BROKERAGE...........................................................................  24
MANAGEMENT OF PROFUNDS.........................................................................................  27
COSTS AND EXPENSES.............................................................................................  37
ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST..................................................  38
CAPITALIZATION.................................................................................................  38
TAXATION.......................................................................................................  40
PERFORMANCE INFORMATION........................................................................................  42
FINANCIAL STATEMENTS...........................................................................................  48
APPENDIX A - PROFUNDS EUROPE 30 INDEX.......................................................................... A-1
APPENDIX B - PROFUNDS ASIA 30 INDEX............................................................................ B-1
APPENDIX C - DESCRIPTION OF SECURITIES RATINGS................................................................. C-1

                                        2

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                                   PROFUNDS VP

     ProFunds (the "Trust") is an open-end management investment company that currently comprises multiple separate series. Forty-nine series are discussed herein, each of which are offered to insurance company separate accounts, and other series may be added in the future. The ProFunds VP may be used independently or in combination with each other as part of an overall investment strategy. All of the ProFunds VP, except for ProFund VP Money Market, are classified as non-diversified. The investments made by a ProFund VP and the results achieved by the ProFund VP at any given time are not expected to be the same as those made by other mutual funds for which ProFund Advisors acts as investment advisor, including mutual funds with names, investment objectives and policies similar to the ProFund VP.

GENERAL

     Reference is made to the Prospectus for a discussion of the investment objectives and policies of the ProFunds VP. In addition, set forth below is further information relating to the ProFunds VP. The discussion below supplements and should be read in conjunction with the Prospectus. Portfolio management is provided by ProFunds VP by ProFund Advisors LLC, a Maryland limited liability company with offices at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814 (the "Advisor").

     The investment restrictions of the ProFunds VP specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that ProFund VP, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objectives and all other investment policies of the ProFunds VP not specified as fundamental (including the benchmarks of the ProFunds VP) may be changed by the Trustees of the ProFunds VP without the approval of shareholders.

     It is the policy of the non-money market ProFunds VP to pursue their investment objectives of correlating with their benchmarks regardless of market conditions, to remain nearly fully invested and not to take defensive positions.

          The investment strategies of the ProFunds VP discussed below, and as discussed in the Prospectus, may be used by a ProFund VP if, in the opinion of the Advisor, these strategies will be advantageous to the ProFund VP. A ProFund VP is free to reduce or eliminate its activity in any of these areas without changing the ProFund VP's fundamental policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a ProFund VP will result in the achievement of the ProFund VP's objectives. Also, there can be no assurance that any ProFund will grow to, or maintain, an economically viable size, in which case management may determine to liquidate the ProFund at a time that may not be opportune for shareholders.

     The use of the term "favorable market conditions" throughout this SAI is intended to convey rising markets for the Classic ProFunds VP, Ultra ProFunds VP, UltraSector ProFunds VP and the ProFund VP U.S. Government Plus and falling markets for the Inverse ProFunds VP and the ProFund VP Rising Rates Opportunity. The use of the term "adverse market conditions" is intended to convey falling markets for the Classic ProFunds VP, Ultra ProFunds VP, UltraSector ProFunds VP and the ProFund VP U.S. Government Plus and rising markets for the Inverse ProFunds VP and the ProFund VP Rising Rates Opportunity.

                INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

     A non-money market ProFund VP may consider changing its benchmark if, for example, the current benchmark becomes unavailable; the Board of Trustees believes that the current benchmark no longer serves the investment needs of a majority of shareholders or another benchmark better serves their needs; or the financial or economic environment makes it difficult for its investment results to correspond sufficiently to its current benchmark. If believed appropriate, a ProFund VP may specify a benchmark for itself that is "leveraged" or proprietary. Of course, there can be no assurance that a ProFund VP will achieve its objective.

     ProFunds VP listed below have non-fundamental investment policies obligating such a ProFund VP to commit, under normal market conditions, at least 80% of its assets to investments that, in combination, have economic

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characteristics similar to the type of investments suggested by its name. For purposes of such an investment policy, "assets" includes the ProFund VP's net assets, as well as any amounts borrowed for investment purposes. In addition, for purposes of such an investment policy, "assets" includes not only the amount of a ProFund VP's net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the ProFund VP's net assets that are segregated on the ProFund VP's books and records or otherwise used to cover such investment exposure, as required by applicable regulatory guidance. The Trust's Board of Trustees has adopted a policy to provide investors with at least 60 days' notice prior to any change in such an investment policy.

     PROFUND MID-CAP, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to mid-cap companies.

     PROFUND VP SMALL-CAP, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to small-cap companies.

     PROFUND VP LARGE-CAP VALUE, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to large-cap companies.

     PROFUND VP LARGE-CAP GROWTH, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to large-cap companies.

     PROFUND VP MID-CAP VALUE, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to mid-cap companies.

     PROFUND VP MID-CAP GROWTH , under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to mid-cap companies.

     PROFUND VP SMALL-CAP VALUE, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to small-cap companies.

     PROFUND VP SMALL-CAP GROWTH, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to small-cap companies.

     PROFUND VP ASIA 30, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to Asian companies.

     PROFUND VP EUROPE 30, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to European companies.

     PROFUND VP JAPAN, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to Japanese companies.

     PROFUND VP ULTRAMID-CAP, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics

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     similar to mid-cap companies.

                                        5

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     PROFUND VP ULTRASMALL-CAP, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to small-cap companies.

     PROFUND VP ULTRADOW 30, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to securities in the Dow Jones Industrial Average.

     PROFUND VP ULTRAEUROPE, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to European companies.

     PROFUND VP SHORT SMALL-CAP, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to small-cap companies.

     PROFUND VP AIRLINES, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to airline companies.

     PROFUND VP BANKS, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to bank companies.

     PROFUND VP BASIC MATERIALS, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to basic materials companies.

     PROFUND VP BIOTECHNOLOGY, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to biotechnology companies.

     PROFUND VP CONSUMER CYCLICAL, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to consumer-cyclical companies.

     PROFUND VP CONSUMER NON-CYCLICAL, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to consumer non-cyclical companies.

     PROFUND VP ENERGY, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to energy companies.

     PROFUND VP FINANCIAL, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to financial companies.

     PROFUND VP HEALTHCARE, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to healthcare companies.

     PROFUND VP INDUSTRIAL, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to industrial companies.

                                        6

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     PROFUND VP INTERNET, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to internet companies.

     PROFUND VP LEISURE GOODS & SERVICES, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to leisure goods and services companies.

     PROFUND VP OIL DRILLING EQUIPMENT & SERVICES, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to oil drilling equipment and services companies.

     PROFUND VP PHARMACEUTICALS, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to pharmaceutical companies.

     PROFUND VP PRECIOUS METALS, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to precious metals companies.

     PROFUND VP REAL ESTATE, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to real estate companies.

     PROFUND VP SEMICONDUCTOR, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to semiconductor companies.

     PROFUND VP TECHNOLOGY, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to technology companies.

     PROFUND VP TELECOMMUNICATIONS, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to telecommunications companies.

     PROFUND VP UTILITIES, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to utilities companies.

     PROFUND VP WIRELESS COMMUNICATIONS, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to wireless communication companies.

     PROFUND VP U.S. GOVERNMENT PLUS, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have economic characteristics similar to the most recently issued 30-year U.S. Treasury Bond.

    Fundamental securities analysis is not generally used by the Advisor in seeking to correlate with the ProFund VP's respective benchmarks. Rather, the Advisor primarily uses statistical or mathematical analysis to determine the investments a non-money market ProFund VP makes and techniques it employs. While the Advisor attempts to minimize any "tracking error" (the statistical measure of the difference between the investment results of a ProFund VP and the performance of its benchmark), certain factors will tend to cause a ProFund VP's investment results to vary from a perfect correlation to its benchmark. See "Special Considerations."

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     Additional information concerning the characteristics of the investments of the ProFund VP's is set forth below.

EQUITY SECURITIES

     The ProFunds VP (other than ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market) may invest in equity securities. The market price of securities owned by a ProFund VP may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. Equity securities generally have greater price volatility than fixed income securities, and the ProFunds VP are particularly sensitive to these market risks.

FOREIGN INVESTMENT RISK

     Each ProFund VP (other than ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market) may invest in securities of foreign issuers and may invest in securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). Special U.S. tax considerations may apply to a ProFund VP's investment in foreign securities. In addition, investors should consider carefully the potentially substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the ProFunds VP may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, which may affect the timing of the ProFunds VP's receipt of proceeds from its portfolio securities transactions. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the ProFunds VP may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks may include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the ProFunds' VP investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe and other areas may be slowed or reversed by unanticipated political or social events in such countries.

     Investments in developing countries may involve risks of nationalization, expropriation and confiscatory taxation. In this event, the ProFunds VP could lose a substantial portion of any investments they have made in the

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affected countries. Further, no accounting standards exist in certain countries.
Finally, even though certain foreign currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to the ProFunds' VP shareholders.

     Each non-money market ProFund VP also may invest in New York shares (or "direct shares"). New York shares are foreign stocks, denominated in U.S. dollars, traded on U.S. exchanges without being converted into American Depositary Receipts ("ADRs"). These foreign stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that don't restrict the trading of their stocks on other nations' exchanges.

       The ProFund VP Europe 30, ProFund VP Asia 30, ProFund VP Japan and ProFund VP UltraEurope are subject to the general risks associated with foreign investment. Because each of these ProFunds VP focuses its investments in a particular geographical region or country, it may experience the general risks discussed above to a heightened degree or may be exposed to risks specific to the region or country in which it invests, as described below.

Investment in Europe

          Each of the ProFund VP Europe 30 and ProFund VP UltraEurope focuses its investments in securities providing economic exposure to companies located or operating in Europe. Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries have expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that an investment in certain European countries would not also be expropriated, nationalized or otherwise confiscated.

          The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

          Foreign investment in the securities markets of certain European countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of an investment. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from certain of the countries is controlled under regulations, including in some cases the need for certain advance governmental notification or authority. Investments in these countries could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation.

          Issuers of securities in some European jurisdictions are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. The reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.

Investment in Asia

          The ProFund VP Asia 30 focuses its investments in securities of companies in the ProFunds Asia 30 Index. Currently, the ProFunds Asia 30 Index comprises companies located or operating in Australia, China, Hong Kong, India, Indonesia, New Zealand, the Philippines, South Korea, Singapore and Taiwan (each an "Asian country" and collectively, "Asian countries").

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          Each Asian country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands.
In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries.

          Certain Asian countries at times have had managed currencies which were maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. Certain Asian countries have also restricted the free conversion of their currency into foreign currencies, including the U.S. dollar. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in 1997, South Korea's currency, the "won," lost 95% of its value against the U.S. dollar.

          Investment in companies located in China is subject to significant political risks. China retains a communist political system, but has taken steps to promote economic reforms and transform its economy into a market system. An investment in a company located in China is subject to the risk that (1) political instability may arise as a result of indecisive leadership; (2) hard-line Communists might regain the political initiative; (3) social tensions caused by widely differing levels of economic prosperity within Chinese society might create unrest, as they did in the tragic events of 1989, culminating in the Tiananmen Square incident; and (4) the threat of armed conflict exists over the unresolved situation concerning Taiwan. A number of Asian companies and countries are highly dependent on foreign loans, which may subject them to outside influence by other companies, countries or super-national organizations, for example in 1997, several Asian countries were forced to negotiate loans from the International Monetary Fund and others that impose strict repayment term schedules and require significant economic and financial restructuring.

Investment in Japan

          The ProFund VP Japan invests a large portion of its assets in Japanese securities and instruments providing economic exposure to such securities. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist.

          The Japanese economy languished for much of the last decade. Lack of effective governmental action in the areas of tax reform to reduce high tax rates, banking regulation to address enormous amounts of bad debt, and economic reforms to attempt to stimulate spending are among the factors cited as possible causes of Japan's economic problems. Japan's currency, the "yen," has had a history of unpredictable and volatile movements against the dollar; a weakening yen hurts U.S. investors holding yen-denominated securities or instruments giving economic exposure to such instruments. Finally, the Japanese stock market has experienced wild swings in value and has often been considered significantly overvalued.

          Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.

          Foreign trade overseas is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools, and semiconductors and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the United States. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

DEPOSITARY RECEIPTS

     Each non-money market ProFund VP may invest in American Depositary Receipts ("ADRs"). For many foreign securities, U.S. dollar denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in

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a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the ProFunds VP can avoid currency risks during the settlement period for either purchase or sales.

    In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

     The non-money market ProFunds VP may invest in both sponsored and unsponsored ADRs. Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for sponsored ADRs, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

     The non-money market ProFunds VP may also invest in Global Depositary Receipts ("GDRs"), New York shares and ordinary shares. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

CURRENCY RISK

     The ProFunds VP (other than ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market) and in particular ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraEurope, ProFund VP Pharmaceuticals and ProFund VP Precious Metals) may invest in securities that trade in, or receive revenues in, foreign currencies. To the extent that a ProFund VP does so, that ProFund VP will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. ProFund VP assets which are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss. The Advisor does not engage in activities designed to hedge against currency fluctuations.

REAL ESTATE INVESTMENT TRUSTS

     The ProFund VP Real Estate may invest in real estate investment trusts ("REITS"). Equity REITS invest primarily in real property while mortgage REITS make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trust, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exempt status under the 1940 Act.

FUTURES CONTRACTS AND RELATED OPTIONS

     The non-money market ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

     When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

     Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the ProFund VP's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds VP may engage in related closing transactions with respect to options on futures contracts. The ProFunds VP will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission ("CFTC").

     When a ProFund VP purchases or sells a futures contract, or sells an option thereon, the ProFund VP "covers" its position. To cover its position, a ProFund VP may enter into an offsetting position, earmark or segregate with its custodian bank or on the official books and records of the ProFunds VP (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.

          The non-money market ProFunds VP may purchase and sell futures contracts and options thereon only to the extent that such activities would be consistent with the requirements of Section 4.5 of the regulations under the Commodity Exchange Act promulgated by the CFTC (the "CFTC Regulations"), under which each of these ProFunds VP would be excluded from the definition of a "commodity pool operator." Under Section 4.5 of the CFTC Regulations, a ProFund VP may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-bona fide hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the ProFund VP's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying security or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation. In accordance with the CFTC's no-action position, the ProFunds VP may also use an alternative test to Rule 4.5 that would allow buying and selling of futures contracts and options thereon, only to the extent that the aggregate notional value of any non-hedge commodity interest positions does not exceed the liquidation value of the ProFund VP's portfolio. For purposes of this test, notional value would be calculated for futures by multiplying, for each futures position, the size of the contract, in contract units, by the current market price per unit and, for options, by multiplying for each such position the size of the contract, in contract units, by the strike price per unit.

     The ProFunds VP will cover their positions when they write a futures contract or option on a futures contract. A ProFund VP may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the ProFund VP will earmark, segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund VP may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. A ProFund VP may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments, the prices of which are expected to move relatively consistently with the futures contract.

     A ProFund VP may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the ProFund VP will maintain in a segregated account liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A ProFund VP may also cover its sale of a call option by taking positions in instruments, the prices of which are expected to move relatively consistently with the call option. A ProFund VP may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the ProFund VP will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund VP may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

     Although the ProFunds VP intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

INDEX OPTIONS

     The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. See "Taxation" herein.

     A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

     Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a ProFund VP will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A ProFund VP will not enter into an option position that exposes the ProFund VP to an obligation to another party, unless the ProFund VP either (i) owns an offsetting position in securities or other options and/or (ii) segregates with the ProFund VP's custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

     The non-money market ProFunds VP may engage in transactions in stock index options listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing the ProFund VP's investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

     Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board Options Exchange (the "CBOE"), the AMEX, and other exchanges ("Exchanges"). Purchased OTC options and the cover for written OTC options will be subject to the respective ProFund VP's 15% limitation on investment in illiquid securities. See "Illiquid Securities."

     Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written
(sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a ProFund VP may buy or sell; however, the Advisor intends to comply with all limitations.

OPTIONS ON SECURITIES

     The non-money market ProFunds VP may buy and write (sell) options on securities for the purpose of realizing their respective investment objective. By buying a call option, a ProFund VP has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a ProFund VP becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a ProFund VP has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a ProFund VP becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a ProFund VP may cover its position by owning the underlying security on which the option is written. Alternatively, the ProFund VP may cover its position by owning a call option on the underlying security, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the ProFund VP or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a ProFund VP may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the ProFund VP. When a ProFund VP writes a put option, the ProFund VP will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a ProFund VP to write call options on stocks held by the ProFund VP is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

     If a ProFund VP that writes an option wishes to terminate the ProFund VP's obligation, the ProFund VP may effect a "closing purchase transaction." The ProFund VP accomplishes this by buying an option of the same series as the option previously written by the ProFund VP. The effect of the purchase is that the writer's position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a ProFund VP which is the holder of an option may liquidate its position by effecting a "closing sale transaction." The ProFund VP accomplishes this by selling an option of the same series as the option previously purchased by the ProFund VP. There is no guarantee that either a closing purchase or a closing sale transaction can be affected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A ProFund VP will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the ProFund VP if the premium, plus commission costs, paid by the ProFund VP to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the ProFund VP on the sale of the call or the put option. The ProFund VP also will realize a gain if a call or put option which the ProFund VP has written lapses unexercised, because the ProFund VP would retain the premium.

     Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a ProFund VP. If an options market were to become unavailable, the ProFund VP would be unable to realize its profits or limit its losses until the ProFund VP could exercise options it holds, and the ProFund VP would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following:
(i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

SHORT SALES

     The non-money market ProFunds VP may engage in short sales transactions under which the ProFund VP sells a security it does not own. To complete such a transaction, the ProFund VP must borrow the security to make delivery to the buyer. The ProFund VP then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the ProFund VP. Until the security is replaced, the ProFund VP is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

     Until the ProFund VP closes its short position or replaces the borrowed security, the ProFund VP will cover its position with an offsetting position or segregate cash or liquid instruments at such a level that the segregated amount plus the amount deposited with the broker as collateral will equal the current value of the security sold short.

SWAP AGREEMENTS

     The non-money market ProFunds VP may enter into equity index or interest rate swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities, in the case of the non-money market ProFunds VP), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     Most swap agreements entered into by the ProFunds VP calculate the obligations of the parties to the agreement on a "net basis." Consequently, a ProFund VP's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

     A ProFund VP's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a ProFund VP's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the ProFunds' VP illiquid investment limitations. A ProFund VP will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

     Each non-money market ProFund VP may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

     Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the ProFund VP receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be segregated by a ProFund VP's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the ProFunds and their Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a ProFund VP's borrowing restrictions.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the ProFunds' VP transactions in swap agreements.

     The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES

     Each non-money market ProFund VP also may invest in U.S. government securities in pursuit of their investment objectives, as "cover" for the investment techniques these ProFunds VP employ, or for liquidity purposes. The ProFund VP U.S. Government Plus may invest substantially in U.S. government securities and instruments that have performance characteristics similar to those of U.S. government securities. The ProFund VP Rising Rates Opportunity may enter into short transactions on U.S. government securities.

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     U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

     Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a ProFund VP's portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a ProFund VP's portfolio investments in these securities.

REPURCHASE AGREEMENTS

     The ProFunds VP also may enter into repurchase agreements with financial institutions in pursuit of their investment objectives as "cover" for the investment techniques the ProFunds VP employ, or for liquidity purposes. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds VP not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other liquid assets held by the ProFund VP, amounts to more than 15% (10% with respect to ProFund VP Money Market) of the ProFund VP's total net assets. The investments of each of the ProFunds VP in repurchase agreements at times may be substantial when, in the view of the Advisor and, liquidity, investment, regulatory, or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

     The ProFunds VP may use reverse repurchase agreements as part of each ProFund VP's investment strategy. Reverse repurchase agreements involve sales by a ProFund VP of portfolio assets concurrently with an agreement by the ProFund VP to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund VP can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund VP will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund VP of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFund VP intends to use the reverse repurchase technique only when it will be to the ProFund VP's advantage to do so. The ProFunds VP will segregate with their custodian bank cash or liquid instruments equal in value to the ProFund VP's obligations in respect of reverse repurchase agreements.

CASH RESERVES

     To seek its investment objective, as a cash reserve, for liquidity purposes, or as "cover" for positions it has taken, each ProFund VP may invest all or part of the ProFund VP's assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

BORROWING

     The ProFunds VP may borrow money for cash management purposes or investment purposes. Each of the non-money market ProFunds VP may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a ProFund VP "covers" its repurchase obligations as described above in "Reverse Repurchase Agreements," such agreement will not be considered to be a "senior security" and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that ProFund VP. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a ProFund VP's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the ProFund VP will increase more when the ProFund VP's portfolio assets increase in value and decrease more when the ProFund VP's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a ProFund VP might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

     As required by the 1940 Act, a ProFund VP must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a ProFund VP's assets should fail to meet this 300% coverage test, the ProFund VP, within three days (not including weekends and holidays), will reduce the amount of the ProFund VP's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the ProFunds VP are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of each ProFund VP's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The ProFunds VP are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

LENDING OF PORTFOLIO SECURITIES

     Subject to the investment restrictions set forth below, a ProFund VP may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the ProFund VP and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending ProFund VP any income accruing thereon, and the ProFund VP may invest the cash collateral in portfolio securities, thereby earning additional income. A ProFund VP will not lend more than 33 1/3% of the value of the ProFund VP's total assets. Loans would be subject to termination by the lending ProFund VP on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending ProFund VP and that ProFund VP's shareholders. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A ProFund VP may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     Each non-money market ProFund VP, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP's net asset value. A ProFund VP will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the ProFund VP Money Market) of the ProFund VP's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

     The Trust will segregate with the Trust's custodian bank cash or liquid instruments equal to or greater in value than the ProFund VP's purchase commitments for such when-issued or delayed-delivery securities, or the Trust does not believe that a ProFund VP's net asset value or income will be adversely affected by the ProFund VP's purchase of securities on a when-issued or delayed delivery basis.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

     Each ProFund VP may invest in the securities of other investment companies, including exchange traded funds, to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a ProFund VP invests in, and, thus, is a shareholder of, another investment company, the ProFund VP's shareholders will indirectly bear the ProFund VP's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund VP to the ProFund VP 's own investment adviser and the other expenses that the ProFund VP bears directly in connection with the ProFund VP's own operations.

ILLIQUID SECURITIES

     Each ProFund VP may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to qualified institutional buyers under Rule 144A of the 1933 Act. A ProFund VP will not invest more than 15% (10% with respect to the ProFund VP Money Market) of the ProFund VP's net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the ProFund VP has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission" or "SEC"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The ProFund VP may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

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

     At the time of investment, the ProFund VP Money Market's aggregate holdings of repurchase agreements having remaining maturities of more than seven calendar days (or which may not be terminated within seven calendar days upon notice by the ProFund VP Money Market), time deposits having remaining maturities of more than seven calendar days, illiquid securities, restricted securities and securities lacking readily available market quotations will not exceed 10% of the ProFund VP Money Market's net assets. If changes in the liquidity of certain securities cause the ProFund VP Money Market to exceed such 10% limit, the ProFund VP Money Market will take steps to bring the aggregate amount of its illiquid securities back below 10% of its net assets as soon as practicable, unless such action would not be in the best interest of the ProFund VP Money Market.

     Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a ProFund VP may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees of ProFunds has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a ProFund VP to the Advisor. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the ProFund VP's liquidity.

PORTFOLIO QUALITY AND MATURITY (PROFUND VP MONEY MARKET)

     The ProFund VP Money Market will maintain a dollar-weighted average maturity of 90 days or less. All securities in which the ProFund VP Money Market invests will have or be deemed to have remaining maturities of 397 days or less on the date of their purchase, will be denominated in U.S. dollars and will have been granted the required ratings established herein by two nationally recognized statistical rating organizations ("NRSRO") (or one such NRSRO if that NRSRO is the only such NRSRO which rates the security), or if unrated, are believed by the Adivosr, under the supervision of the Board of Trustees, to be of comparable quality. The Advisor, acting under the supervision of and procedures adopted by the Board of Trustees, will also determine that all securities purchased by ProFund VP Money Market present minimal credit risks.

OBLIGATIONS OF BANKS AND OTHER FINANCIAL INSTITUTIONS (PROFUND VP MONEY MARKET)

          ProFund VP Money Market may invest in U.S. dollar-denominated fixed rate or variable rate obligations of U.S. or foreign institutions, including banks which are rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by the Advisor, acting under the supervision of the Board of Trustees, to be of comparable quality. Bank obligations in which ProFund VP Money Market invests include certificates of deposit, bankers' acceptances, time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign institutions including banks. For purposes of ProFund VP Money Market's investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If the Advisor, acting under the supervision of the Board of Trustees, deems the instruments to present minimal credit risk, ProFund VP Money Market may invest in obligations of foreign banks or foreign branches of U.S. banks which include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada. Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include, without limitation, future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, and difficulty or inability of pursuing legal remedies and obtaining judgment in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to branches of U.S. banks. ProFund VP Money Market may invest more than 25% of its assets in the foreign and domestic bank obligations described above. ProFund VP Money Market's concentration of its investments in bank obligations will cause ProFund VP Money Market to be subject to the risks peculiar to the domestic and foreign banking industries to a greater extent than if its investments were not so concentrated. A description of the ratings set forth above is provided in the Appendix.

COMMERCIAL PAPER, OTHER DEBT OBLIGATIONS, CREDIT ENHANCEMENTS AND ASSET BACKED SECURITIES (PROFUND VP MONEY MARKET)

     COMMERCIAL PAPER. ProFund VP Money Market may invest in fixed rate or variable rate commercial paper, including variable rate master demand notes, issued by U.S. or foreign entities. Commercial paper when purchased by ProFund VP Money Market must be rated the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates objections, or if not rated, must be believed by the Advisor, acting under the supervision of the Board of Trustees, to be of comparable quality. Any commercial paper issued by a foreign entity and purchased by ProFund VP Money Market must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches of U.S. banks.

     Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between ProFund VP Money Market and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, ProFund VP Money Market will purchase only those notes under which it may demand and receive payment on principal and accrued interest daily or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy the Advisor, acting under the supervision of the Board of Trustees, that the same criterion set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, ProFund VP Money Market might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the full extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances.

     OTHER DEBT OBLIGATIONS. ProFund VP Money Market may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase have, or are comparable in priority and security to other securities of such issuer which have, outstanding short-term obligations meeting the above short-term rating requirements, or if there are no such short-term ratings, are determined by the Advisor, acting under the supervision of the Board of Trustees, to be of comparable quality and are rated in the top three highest long-term categories by the NRSROs rating such security.

     CREDIT ENHANCEMENT. Certain of ProFund VP Money Market's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to ProFund VP Money Market and affect ProFund VP Money Market's share price. ProFund VP Money Market may have more than 25% of its total assets invested in securities credit-enhanced by banks.

     ASSET-BACKED SECURITIES. ProFund VP Money Market may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets, such as motor vehicle or credit card receivables. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets.

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PORTFOLIO TURNOVER

     The nature of the ProFunds VP will cause the ProFunds VP to experience substantial portfolio turnover. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the ProFunds VP. In addition, a ProFund VP's portfolio turnover level may adversely affect the ability of the ProFund VP to achieve its investment objective. Because each ProFund VP's portfolio turnover rate to a great extent will depend on the purchase and redemption activity of the ProFund VP's investors, it is difficult to estimate what the ProFund VP's actual turnover rate will be in the future. "Portfolio Turnover Rate" is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the non-money market ProFunds VP invest since such contracts generally have a remaining maturity of less than one year. Pursuant to the formula prescribed by the Commission, the portfolio turnover rate for each ProFund VP is calculated without regard to instruments, including options and futures contracts, having a maturity of less than one year.

SPECIAL CONSIDERATIONS

     To the extent discussed above and in the Prospectus, the ProFunds VP present certain risks, some of which are further described below.

     TRACKING ERROR. While the non-money market ProFunds VP do not expect that their daily returns will deviate adversely from their respective daily investment objectives, several factors may affect their ability to achieve this correlation. Among these factors are: (1) a ProFund VP's expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that ProFund VP; (2) less than all of the securities in the benchmark being held by a ProFund VP and securities not included in the benchmark being held by a ProFund VP; (3) an imperfect correlation between the performance of instruments held by a ProFund VP, such as futures contracts and options, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a ProFund VP's share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a ProFund VP's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements;
(9) actual purchases and sales of the shares of a ProFund VP may differ from estimated transactions reported prior to the time share prices are calculated;
(10) limit up or limit down trading halts on options or futures contracts which may prevent a ProFund VP from purchasing or selling options or futures contracts; and (11) early and unanticipated closings of the markets on which the holdings of a ProFund VP trade, resulting in the inability of the ProFund VP to execute intended portfolio transactions. While a close correlation of any ProFund VP to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the net asset value of the shares of a ProFund VP may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

          LEVERAGE. Ultra ProFunds VP, ProFund VP UltraBear, ProFund VP UltraShort OTC and the Bond Benchmarked ProFunds VP employ leverage as a principal investment strategy. Utilization of leverage as a principal strategy involves special risks and should be considered to be speculative. Leverage exists when a ProFund VP achieves the right to a return on a capital base that exceeds the amount the ProFund VP has invested. Leverage creates the potential for greater gains to shareholders of these ProFunds VP during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the net asset values of these ProFunds' VP shares. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the ProFund VP to pay interest which would decrease the ProFund VP's total return to shareholders. If these ProFunds VP achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these ProFunds VP not been leveraged. While the above ProFunds VP use leverage as a primary investment technique, all of the ProFunds VP may borrow or use other forms of leverage for investment purposes.

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     NON-DIVERSIFIED STATUS. Each non-money market ProFund VP is a
"non-diversified" series. A non-money market ProFund VP is considered "non-diversified" because a relatively high percentage of the ProFund VP's assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That ProFund VP's portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. A ProFund VP's classification as a "non-diversified" investment company means that the proportion of the ProFund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each ProFund VP, however, intends to seek to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, which imposes diversification requirements on these ProFunds VP that are less restrictive than the requirements applicable to the "diversified" investment companies under the 1940 Act.

                             INVESTMENT RESTRICTIONS

     Each ProFund VP has adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of a ProFund VP, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of:
(i) 67% or more of the shares of the series present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the ProFund VP are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the series. (All policies of a ProFund VP not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the ProFund VP.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

     A ProFund VP may not:

        (i) Purchase or sell real estate, except that, to the extent permitted by applicable law, the ProFunds VP may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein, including REITS.

        (ii) Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the ProFund VP may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

        (iii) Issue senior securities to the extent such issuance would violate applicable law.

        (iv) Borrow money, except that the ProFund VP (i) may borrow from banks (as defined in the Investment Company Act of 1940) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. A ProFund VP may not pledge its assets other than to secure such borrowings or, to the extent permitted by the investment policies of the ProFund VP as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

        (v) Underwrite securities of other issuers, except insofar as the ProFund VP technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

        (vi) Purchase or sell commodities or contracts on commodities, except to the extent the ProFund VP may do so in accordance with applicable law and the ProFund VP's Prospectus and Statement of Additional Information, as they may be amended from time to time.

     Each ProFund VP may concentrate its investment in the securities of companies engaged in a single industry or group of industries in accordance with its investment objective and policies as disclosed in the Prospectus and Statement of Additional Information. For purposes of determining whether the ProFunds VP are concentrated in an industry or group of industries, the Trust uses the industry sub-group classifications provided by Bloomberg.

                        DETERMINATION OF NET ASSET VALUE

     The net asset values of the shares of the ProFunds VP (except ProFund VP UltraEurope) are determined as of the close of business of the NYSE (ordinarily, 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The net asset value of the shares of ProFund VP UltraEurope is determined as of the latest close of trading of the three exchanges tracked by the ProFunds Europe Index (ordinarily 2:00 p.m. Eastern Time) on each day the NYSE, London Stock Exchange, Frankfurt Stock Exchange and Paris Stock Exchange are open for business (see Prospectus for applicable holiday closings).

     To the extent that portfolio securities of a ProFund VP are traded in other markets on days when the ProFund VP's principal trading market(s) is closed, the value of a ProFund VP's shares may be affected on days when investors do not have access to the ProFund VP to purchase or redeem shares.

     The net asset value per share of a ProFund VP serves as the basis for the purchase and redemption price of its shares. The net asset value per share of a ProFund VP is calculated by dividing the market value of the ProFund VP's assets, less all liabilities attributed to the ProFund VP, by the number of outstanding shares of the ProFund VP. ProFund VP Money Market's net asset value per share will normally be $1.00. There is no assurance that the $1.00 net asset value will be maintained.

     The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange, are valued at the closing price on the exchange or market where the security is principally traded. Instruments regularly traded in the OTC markets (for example, certain equity securities, fixed income securities, non-exchange-listed foreign securities and certain derivative instruments), including securities listed on an exchange but that are primarily traded OTC, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

     Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time as of which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer's quote is used), and futures contracts will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP) prior that time at which a ProFund VP calculates net asset value.

     When market quotations are not readily available, a ProFund VP's investments are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. The use of this fair valuation method may be appropriate if, for example, market quotations do not accurately reflect fair value for an investment, an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close.

AMORTIZED COST VALUATION

     ProFund VP Money Market will utilize the amortized cost method in valuing its portfolio securities, which does not take into account unrealized capital gains or losses. This method involves valuing each security held by

ProFund VP Money Market at its cost at the time of its purchase and thereafter assuming a constant amortization to maturity of any discount or premium. Accordingly, immaterial fluctuations in the market value of the securities held by ProFund VP Money Market will not be reflected in ProFund VP Money Market's net asset value. The Board of Trustees will monitor the valuation of assets of this method and will make such changes as it deems necessary to assure that the assets of ProFund VP Money Market are valued fairly in good faith.

     ProFund VP Money Market's use of the amortized cost method of valuing its securities is permitted by a rule adopted by the Commission. Under this rule, ProFund VP Money Market must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

     Pursuant to the rule, the Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review ProFund VP Money Market's holdings by the Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of ProFund VP Money Market's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

     The rule also provides that the extent of any deviation between the value of ProFund VP Money Market's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Board of Trustees. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the Board of Trustees must cause ProFund VP Money Market to take such corrective action as the Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing ProFund VP Money Market's assets by using available market quotations.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the ProFunds VP, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the ProFunds VP may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), and the rules and regulations thereunder. The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the ProFunds VP and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the ProFunds VP and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the ProFunds VP and the other client accounts.

     The policy of each ProFund VP regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the policy of each ProFund VP is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each ProFund VP believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the ProFund VP and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

     Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Similarly, purchases and sales of securities on behalf of ProFund VP Money Market usually are principal transactions. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

     In seeking to implement the policies of the ProFunds VP, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the ProFund VP or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

     The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor's other clients and may not in all cases benefit a ProFund VP directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

     Subject to the requirements of best execution, the Advisor may consider sales of Trust shares as a factor in the selection of broker-dealers to execute portfolio transactions.

     For the fiscal years ended December 31, 2000, 2001 and 2002, each ProFund VP paid brokerage commissions in the following amounts:

                              BROKERAGE COMMISSIONS
                                    FYE 12/31

                                                       2000                     2001                 2002
                                                       ----                     ----                 ----
ProFund VP Bull                                            N/A               $  17,831
ProFund VP Small-Cap                                       N/A               $ 343,956
ProFund VP OTC                                             N/A               $   9,946
ProFund VP Mid-Cap Value                                   N/A                     N/A
ProFund VP Mid-Cap Growth                                  N/A                     N/A
ProFund VP Small-Cap Value                                 N/A                     N/A
ProFund VP Small-Cap Growth                                N/A                     N/A
ProFund VP Asia 30                                         N/A                     N/A
ProFund VP Europe 30                                 $ 463,652               $ 283,028
ProFund VP Japan                                           N/A                     N/A
ProFund VP Bull Plus                                       N/A               $ 225,839
ProFund VP UltraMid-Cap                                    N/A                     N/A
ProFund VP UltraSmall-Cap                            $ 797,904               $ 479,389
ProFund VP UltraOTC                                  $  92,240               $  44,123
ProFund VP Bear                                            N/A               $  23,175
ProFund VP Short Small-Cap                                 N/A                     N/A
ProFund VP Short OTC                                       N/A                     N/A
ProFund VP Banks                                           N/A                     N/A
ProFund VP Basic Materials                                 N/A                     N/A
ProFund VP Biotechnology                                   N/A               $     796
ProFund VP Consumer Cyclical                               N/A                     N/A
ProFund VP Consumer Non-Cyclical                           N/A                     N/A
ProFund VP Energy                                          N/A               $   3,945
ProFund VP Financial                                       N/A               $  12,344
ProFund VP Healthcare                                      N/A               $   4,175
ProFund VP Industrial                                      N/A                     N/A
ProFund VP Internet                                        N/A                     N/A
ProFund VP Pharmaceuticals                                 N/A                     N/A
ProFund VP Precious Metals                                 N/A                     N/A
ProFund VP Real Estate                                     N/A               $  29,768
ProFund VP Semiconductor                                   N/A                     N/A
ProFund VP Technology                                      N/A               $   1,212
ProFund VP Telecommunications                              N/A               $      85
ProFund VP Utilities                                       N/A               $  20,780
ProFund VP U.S. Government Plus                            N/A                     N/A
ProFund VP Rising Rates Opportunit                         N/A                     N/A
ProFund VP Money Market                                    N/A               $       0

Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2002.

                             MANAGEMENT OF PROFUNDS

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES

          Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations.

Trustees

------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                                     TERM OF          PRINCIPAL          IN FUND
                                    POSITION(S)     OFFICE AND      OCCUPATION(S)        COMPLEX           OTHER
                                     HELD WITH      LENGTH OF       DURING PAST 5      OVERSEEN BY     DIRECTORSHIPS
     NAME, ADDRESS, AND AGE          THE TRUST     TIME SERVED          YEARS            TRUSTEE      HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------
Russell S. Reynolds, III           Trustee        Indefinite;     Directorship        [92]           Directorship
7501 Wisconsin Avenue,                            October 1997    Search Group,                      Search Group, Inc.
Suite 1000                                        - present       Inc. (Executive
Bethesda, MD 20814                                                Recruitment):
Age: 45                                                           Managing Director
                                                                  [March 1993 to
                                                                  Present]
------------------------------------------------------------------------------------------------------------------------
Michael C. Wachs                   Trustee        Indefinite;     AMC Delancey        [92]           AMC Delancey
7501 Wisconsin Avenue,                            October 1997-   Group, Inc. (Real                  Group, Inc.
Suite 1000                                        present         Estate
Bethesda, MD 20814                                                Development):
Age: 41                                                           Vice President
                                                                  [January 2001 to
                                                                  Present];
                                                                  Delancey
                                                                  Investment Group,
                                                                  Inc. (Real Estate
                                                                  Development):
                                                                  Vice President
                                                                  [May 1996 to
                                                                  December 2000];
------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------
Michael L. Sapir*                  Trustee        Indefinite;     Chairman and        [92]
7501 Wisconsin Avenue,                            April 1997 -    Chief Executive
Suite 1000                                        present         Officer of the
Bethesda, MD 20814                                                Advisor [April
Age: 44                                                           1997 to present]
------------------------------------------------------------------------------------------------------------------------

* Mr. Sapir may be deemed to be an "interested person," as defined by the 1940 Act, because of his employment with the Advisor.

Executive Officers

------------------------------------------------------------------------------------------------------------------------
                                                       TERM OF OFFICE AND
                                  POSITION(S) HELD       LENGTH OF TIME       PRINCIPAL OCCUPATION(S) DURING PAST 5
    NAME, ADDRESS, AND AGE           WITH TRUST              SERVED                           YEARS
------------------------------------------------------------------------------------------------------------------------
Michael L. Sapir                 Chairman            Indefinite; April       Chairman and Chief Executive Officer of
7501 Wisconsin Avenue,                               1997 - present          the Advisor (April 1997 to present).
Suite 1000
Bethesda, MD 20814
Age: 44
------------------------------------------------------------------------------------------------------------------------
Louis M. Mayberg                 President           Indefinite; February    President of the Advisor (May 1997 to
7501 Wisconsin Avenue,                               2003 - present          present).
Suite 1000
Bethesda, MD 20814
Age: 40
------------------------------------------------------------------------------------------------------------------------
Marc R. Bryant                   Secretary           Indefinite; February    Vice President and Chief Legal Officer
7501 Wisconsin Avenue,                               2003- present           of the Advisor (July 2001 to present);
Suite 1000                                                                   Vice President and Associate General
Bethesda, MD 20814                                                           Counsel of GE Investment Management
Age: 37                                                                      Incorporated (April 1998-June 2001);
                                                                             Attorney, Kirkpatrick & Lockhart LLP
                                                                             (prior to April 1998).
------------------------------------------------------------------------------------------------------------------------
Troy A. Sheets                   Treasurer           Indefinite; June 2002   BISYS Fund Services: Vice President of
3435 Stelzer Road                                    - present               Financial Services [April 2002 to
Columbus, OH 43219                                                           present]; KPMG LLP: Lead Senior Manager
Age: 32                                                                      of Ohio Investment Management & Funds
                                                                             practice [August 1993 to March 2002]
------------------------------------------------------------------------------------------------------------------------
John Danko                       Vice President      Indefinite; August      BISYS Fund Services: Director of Client
60 State Street                                      1999 - present          Services [February 1997 to present]
Boston, MA 02109
Age:  36
------------------------------------------------------------------------------------------------------------------------

Audit Committee

       The Board of Trustees has an Audit Committee, whose function is to oversee the Trust's accounting and financial reporting policies and practices and its internal controls, and to oversee the quality and objectivity of the Trust's financial statements and the audit thereof. The Audit Committee currently consists of Messrs. Reynolds and Wachs. The Audit Committee held two
(2) meetings during the fiscal year ended December 31, 2002.

       Listed below for each Trustee is a dollar range of securities beneficially owned in the ProFunds VP, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2002. [verify]

----------------------------------------------------------------------------------------------------------------------
                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                    SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES OVERSEEN BY
                                         DOLLAR RANGE OF EQUITY SECURITIES IN      TRUSTEE IN FAMILY OF INVESTMENT
            NAME OF TRUSTEE                            THE TRUST                             COMPANIES
----------------------------------------------------------------------------------------------------------------------
Russell S. Reynolds, III                                 None                                   None
----------------------------------------------------------------------------------------------------------------------
Michael L. Sapir                                         None                                   None
----------------------------------------------------------------------------------------------------------------------
Michael C. Wachs                                         None                                   None
----------------------------------------------------------------------------------------------------------------------

     As of April 1, 2003, the Trustees and officers of the Trust, as a group, owned outstanding shares that entitled them to give voting instructions with respect to less than one percent of the shares of any class of any ProFund VP.

     No non-interested Trustee (or an immediate family member thereof) has any share ownership in securities of the Advisor, the principal underwriter of the ProFunds VP, and any entity controlling, controlled by or under common control with the Advisor or principal underwriter of the ProFunds VP (not including registered investment companies) as of December 31, 2002.

     No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the principal underwriter of the ProFunds VP, or any entity controlling, controlled by or under common control with the Advisor or the principal underwriter of the ProFunds VP (not including registered investment companies) during the two most recently completed calendar years.

     No non-interested Trustee, or an immediate family member thereof, during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

     . the Trust;
     . an officer of the Trust;
     . an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds VP or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds VP;
     . an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds VP or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds VP;
     . the Advisor or the principal underwriter of the ProFunds VP, . an officer of the Advisor or the principal underwriter of the ProFunds
       VP;
     . a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds VP; or
     . an officer of a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds VP.

TRUSTEE COMPENSATION

     For the fiscal year ended December 31, 2002, the Trust paid the following compensation to the Trustees of the Trust:

----------------------------------------------------------------------------------------------------------------------
                                                         PENSION OR
                                                         RETIREMENT                              TOTAL COMPENSATION
                                     AGGREGATE        BENEFITS ACCRUED      ESTIMATED ANNUAL     FROM TRUST AND FUND
                                 COMPENSATION FROM    AS PART OF TRUST       BENEFITS UPON         COMPLEX PAID TO
   NAME OF PERSON, POSITION            TRUST*            EXPENSES**            RETIREMENT             TRUSTEES
----------------------------------------------------------------------------------------------------------------------
Russell S. Reynolds, III,
Trustee                              [$11,000]               $0                    $0                 [$11,000]
----------------------------------------------------------------------------------------------------------------------
Michael L. Sapir, Trustee,
Chairman and President                   $0                  $0                    $0                    $0
----------------------------------------------------------------------------------------------------------------------
Michael C. Wachs, Trustee
                                     [$11,000]               $0                    $0                 [$11,000]
----------------------------------------------------------------------------------------------------------------------

* The Trust pays each Trustee who is not an employee of the Advisor or its affiliates $2,500 for attendance at each regular meeting of the Board of Trustees and $500 for attendance at each special meeting of the Board of

          Trustees. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

** The Trust does not accrue pension or retirement benefits as part of ProFund VP expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

PROFUND ADVISORS LLC

     Under an investment advisory agreement between the Trust, on behalf of each ProFund VP, and the Advisor dated October, 1997 and amended and restated as of February 18, 1998, October 15, 1999, January 24, 2000, May 5, 2000, August 24,
2000, December 8, 2000, January 26, 2001, May 1, 2001, September 1, 2001, May 1,
2002 and September 24, 2002 (the "Agreement" or "Advisory Agreement"), each ProFund VP, except ProFund VP U.S. Government Plus and ProFund VP UltraEurope, pays the Advisor a fee at an annualized rate of 0.75% of its average daily net assets. Each of ProFund VP U.S. Government Plus and ProFund VP UltraEurope pays the Advisor a fee at an annualized rate of 0.50% and 0.90%, respectively, of its average daily net assets. The Advisor manages the investment and the reinvestment of the assets of each of the ProFunds VP, in accordance with the investment objectives, policies, and limitations of the ProFund VP, subject to the general supervision and control of Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services. The Advisor's address is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814.

     The Board last approved the Advisory Agreement at a meeting held on September 24, 2002. In determining whether it was appropriate to approve the Advisory Agreement on behalf of the ProFunds VP, the Board requested information, provided by the Advisor, that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees decided to approve the Advisory Agreement on the basis of the following considerations, among others:

..         The fairness and reasonableness of the investment advisory fee payable to ProFund Advisors under the Advisory Agreement in light of the investment advisory services provided, the costs of these services, the profitability of ProFund Advisor's relationship with the ProFunds VP, and the comparability of the fees paid to fees paid by other investment companies;

..         The nature, quality and extent of the investment advisory services provided by ProFund Advisors, in light of the high quality services provided by ProFund Advisors in its management of the ProFunds VP and the ProFunds VP' historic performance, including the success of the ProFunds VP in tracking benchmarks and achieving stated investment objectives;

..         The Advisor's entrepreneurial commitment to the management of the
          ProFunds VP and the creation of a broad-based family of funds, which could entail a substantial commitment of ProFund Advisor's assets to the successful operation of the ProFunds VP;

..         The Advisor's representations regarding its staffing and capabilities to manage the ProFunds VP, including the retention of personnel with relevant portfolio management experience; and

..         The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of ProFund Advisors.

     In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Advisory Agreement was consistent with the best interests of the each ProFund VP and its shareholders.

     For the fiscal years ended December 31, 2000, 2001 and 2002, the Advisor was entitled to, and voluntarily waived, advisory fees in the following amounts for each of the ProFunds VP:

                                  ADVISORY FEES
                                    FYE 12/31

                                                   2000                          2001                        2002
                                          Earned           Waived        Earned        Waived         Earned       Waived
                                        -------------------------------------------------------------------------------------
                                                                                            --
ProFund VP Bull                                 N/A            N/A     $  36,109
ProFund VP Small-Cap                            N/A            N/A     $  43,040      $ 14,621
ProFund VP OTC                                  N/A            N/A     $ 264,925            --
ProFund VP Mid-Cap Value                        N/A            N/A           N/A           N/A
ProFund VP Mid-Cap Growth                       N/A            N/A           N/A           N/A
ProFund VP Small-Cap Value                      N/A            N/A           N/A           N/A
ProFund VP Small-Cap Growth                     N/A            N/A           N/A           N/A
ProFund VP Asia 30                              N/A            N/A           N/A           N/A
ProFund VP Europe 30                    $   314,549             --     $ 314,701            --
ProFund VP Japan                                N/A            N/A           N/A           N/A
ProFund VP Bull Plus                            N/A            N/A     $ 433,114            --
ProFund VP UltraMid-Cap                         N/A            N/A           N/A           N/A
ProFund VP UltraSmall-Cap               $   273,382     $   49,736     $ 295,632            --
ProFund VP UltraOTC                     $ 1,305,878             --     $ 647,699            --
ProFund VP Bear                                 N/A            N/A     $ 153,077            --
ProFund VP Short Small-Cap                      N/A            N/A           N/A           N/A
ProFund VP Short OTC                            N/A            N/A           N/A           N/A
ProFund VP Banks                                N/A            N/A           N/A           N/A
ProFund VP Basic Materials                      N/A            N/A           N/A           N/A
ProFund VP Biotechnology                        N/A            N/A     $ 142,282            --
ProFund VP Consumer Cyclical                    N/A            N/A           N/A           N/A
ProFund VP Consumer Non-Cyclical                N/A            N/A           N/A           N/A
ProFund VP Energy                               N/A            N/A     $ 125,484            --
ProFund VP Financial                            N/A            N/A     $  86,798            --
ProFund VP Healthcare                           N/A            N/A     $ 119,883            --
ProFund VP Industrial                           N/A            N/A           N/A           N/A
ProFund VP Internet                             N/A            N/A           N/A           N/A
ProFund VP Pharmaceuticals                      N/A            N/A           N/A           N/A
ProFund VP Precious Metals                      N/A            N/A           N/A           N/A
ProFund VP Real Estate                          N/A            N/A     $ 159,050            --
ProFund VP Semiconductor                        N/A            N/A           N/A           N/A
ProFund VP Technology                           N/A            N/A     $  73,205            --
ProFund VP Telecommunications                   N/A            N/A     $  38,735            --
ProFund VP Utilities                            N/A            N/A     $  99,360            --
ProFund VP U.S. Government Plus                 N/A            N/A           N/A           N/A
ProFund VP Rising Rates Opportunity             N/A            N/A           N/A           N/A
ProFund VP Money Market                         N/A            N/A     $  32,265            --

     Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2002.

CODES OF ETHICS

     The Trust, the Advisor, and ProFunds Distributors, Inc. (the "Distributor") each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ProFunds VP (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The Codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by a ProFund VP; however, such transactions are reported on a regular basis.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTING AGENT

          BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an indirect wholly-owned subsidiary of The BISYS Group, Inc., acts as Administrator to the ProFunds VP. The Administrator provides ProFunds VP with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by ProFunds VP under Federal and state securities laws. The Administrator also maintains the shareholder account records for ProFunds VP, distributes dividends and distributions payable by the ProFunds VP, and produces statements with respect to account activity for the ProFunds VP and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to ProFunds VP; each ProFund VP reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the ProFunds VP under the service agreement.

     The Trust, as of January 1, 2001, pays BISYS an annual fee, for its services as Administrator, based on the aggregate average daily net assets of all series of the Trust. This fee ranges from 0.05% of aggregate average daily net assets of $0 to $2 billion to 0.02% of aggregate average daily net assets of $10 billion and over on an annual basis, on an annual basis. Prior to January 1, 2001, the Trust paid BISYS a fee ranging from 0.15% of average daily net assets of $0 to $300 million to 0.05% of average daily net assets of $1 billion and over, on an annual basis.

     BISYS Funds Services, Inc. ("BFSI"), an affiliate of BISYS, acts as transfer agent and fund accounting agent for each series of the Trust, for which BISYS receives additional fees. The address for BISYS and BFSI is 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219.

     For the fiscal years ended December 31, 2000, 2001 and 2002, BISYS, as Administrator was paid, and voluntarily waived, administration fees in the following amounts for each of the ProFunds VP:

                               ADMINISTRATION FEES
                                    FYE 12/31

                                                    2000                         2001                        2002
                                          Earned          Waived        Earned         Waived         Earned       Waived
                                        -------------------------------------------------------------------------------------
ProFund VP Bull                                 N/A            N/A     $   1,555            --
ProFund VP Small-Cap                            N/A            N/A     $   1,433            --
ProFund VP OTC                                  N/A            N/A     $  15,693            --
ProFund VP Mid-Cap Value                        N/A            N/A           N/A           N/A
ProFund VP Mid-Cap Growth                       N/A            N/A           N/A           N/A
ProFund VP Small-Cap Value                      N/A            N/A           N/A           N/A
ProFund VP Small-Cap Growth                     N/A            N/A           N/A           N/A
ProFund VP Asia 30                              N/A            N/A           N/A           N/A
ProFund VP Europe 30                    $    20,938             --     $  23,271            --
ProFund VP Japan                                N/A            N/A           N/A           N/A
ProFund VP Bull Plus                            N/A            N/A
ProFund VP UltraMid-Cap                         N/A            N/A           N/A           N/A
ProFund VP UltraSmall-Cap               $    18,188             --     $  21,801            --
ProFund VP UltraOTC                     $    86,647             --     $  48,174            --
ProFund VP Bear                                 N/A            N/A     $   8,689            --

                               ADMINISTRATION FEES
                                    FYE 12/31

ProFund VP Short Small-Cap                      N/A            N/A           N/A           N/A
ProFund VP Short OTC                            N/A            N/A           N/A           N/A
ProFund VP Banks                                N/A            N/A           N/A           N/A
ProFund VP Basic Materials                      N/A            N/A           N/A           N/A
ProFund VP Biotechnology                        N/A            N/A     $   8,290            --
ProFund VP Consumer Cyclical                    N/A            N/A           N/A           N/A
ProFund VP Consumer Non-Cyclical                N/A            N/A           N/A           N/A
ProFund VP Energy                               N/A            N/A     $   6,359            --
ProFund VP Financial                            N/A            N/A     $   4,864            --
ProFund VP Healthcare                           N/A            N/A     $   7,233            --
ProFund VP Industrial                           N/A            N/A           N/A           N/A
ProFund VP Internet                             N/A            N/A           N/A           N/A
ProFund VP Pharmaceuticals                      N/A            N/A           N/A           N/A
ProFund VP Precious Metals                      N/A            N/A           N/A           N/A
ProFund VP Real Estate                          N/A            N/A     $  10,495            --
ProFund VP Semiconductor                        N/A            N/A           N/A           N/A
ProFund VP Technology                           N/A            N/A     $   4,197            --
ProFund VP Telecommunications                   N/A            N/A     $   2,646            --
ProFund VP Utilities                            N/A            N/A     $   4,972            --
ProFund VP U.S. Government Plus                 N/A            N/A           N/A           N/A
ProFund VP Rising Rates Opportunity             N/A            N/A           N/A           N/A
ProFund VP Money Market                         N/A            N/A     $       0            --

     Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2002.

     The Advisor, pursuant to a separate Management Services Agreement, performs certain client support and other administrative services on behalf of the ProFunds VP and, in general, assists the Board of Trustees of the Trust in all aspects of the administration and operation of the ProFunds VP. For these services, the ProFunds VP pay to ProFunds Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

     For the fiscal years ended December 31, 2000, 2001 and 2002, the Advisor was entitled to, and voluntarily waived, management services fees in the following amounts for each of the ProFunds VP:

                            MANAGEMENT SERVICES FEES
                                    FYE 12/31

                                                   2000                          2001                         2002
                                          Earned          Waived         Earned        Waived         Earned        Waived
                                        -------------------------------------------------------------------------------------
ProFund VP Bull                                 N/A            N/A     $   7,222            --
ProFund VP Small-Cap                            N/A            N/A     $   8,608      $  8,608
ProFund VP OTC                                  N/A            N/A     $  52,985            --
ProFund VP Mid-Cap Value                        N/A            N/A           N/A           N/A
ProFund VP Mid-Cap Growth                       N/A            N/A           N/A           N/A
ProFund VP Small-Cap Value                      N/A            N/A           N/A           N/A
ProFund VP Small-Cap Growth                     N/A            N/A           N/A           N/A
ProFund VP Asia 30                              N/A            N/A           N/A           N/A
ProFund VP Europe 30                    $    62,910             --     $  62,940            --
ProFund VP Japan                                N/A            N/A           N/A           N/A
ProFund VP Bull Plus                            N/A            N/A     $  86,623            --
ProFund VP UltraMid-Cap                         N/A            N/A           N/A           N/A
ProFund VP UltraSmall-Cap               $    54,677     $   54,677     $  59,127            --
ProFund VP UltraOTC                     $   261,178             --     $ 129,540            --
ProFund VP Bear                                 N/A            N/A     $  30,615            --

                            MANAGEMENT SERVICES FEES
                                    FYE 12/31

ProFund VP Short Small-Cap                      N/A            N/A           N/A           N/A
ProFund VP Short OTC                            N/A            N/A           N/A           N/A
ProFund VP Banks                                N/A            N/A           N/A           N/A
ProFund VP Basic Materials                      N/A            N/A           N/A           N/A
ProFund VP Biotechnology                        N/A            N/A     $  28,456            --
ProFund VP Consumer Cyclical                    N/A            N/A           N/A           N/A
ProFund VP Consumer Non-Cyclical                N/A            N/A           N/A           N/A
ProFund VP Energy                               N/A            N/A     $  25,097            --
ProFund VP Financial                            N/A            N/A     $  17,360            --
ProFund VP Healthcare                           N/A            N/A     $  23,977            --
ProFund VP Industrial                           N/A            N/A           N/A           N/A
ProFund VP Internet                             N/A            N/A           N/A           N/A
ProFund VP Pharmaceuticals                      N/A            N/A           N/A           N/A
ProFund VP Precious Metals                      N/A            N/A           N/A           N/A
ProFund VP Real Estate                          N/A            N/A     $  31,810            --
ProFund VP Semiconductor                        N/A            N/A           N/A           N/A
ProFund VP Technology                           N/A            N/A     $  14,641            --
ProFund VP Telecommunications                   N/A            N/A     $   7,747            --
ProFund VP Utilities                            N/A            N/A     $  19,872            --
ProFund VP U.S. Government Plus                 N/A            N/A           N/A           N/A
ProFund VP Rising Rates Opportunity             N/A            N/A           N/A           N/A
ProFund VP Money Market                         N/A            N/A     $   6,473            --

     Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2002.

CUSTODIAN

     UMB Bank, N.A. acts as custodian to the ProFunds VP. UMB Bank, N.A.'s address is 928 Grand Avenue, Kansas City, Missouri, 64106.

ADMINISTRATIVE SERVICES

     The Trust, on behalf of the ProFunds VP, may enter into the administrative services agreements with insurance companies pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. These services may include, but are not limited to: coordinating matters relating to the operation of an insurer's separate account with the ProFunds VP, including necessary coordination with other service providers; coordinating the preparation of necessary documents to be submitted to regulatory authorities; providing assistance to variable contract owners who use or intend to use the ProFunds VP as funding vehicles for their variable contracts; coordinating with the Advisor regarding investment limitations and parameters to which the ProFunds VP are subject; generally assisting with compliance with applicable regulatory requirements, responding to ministerial inquiries concerning the ProFund VP's investment objectives, investment programs, policies and performance; transmitting, on behalf of the ProFunds VP, proxy statements, annual reports, updated prospectuses, and other communications regarding the ProFunds VP; and providing any related services as the ProFunds VP or their investors may reasonably request. Depending on the arrangements, the ProFunds VP and/or the Advisor may compensate such insurance companies or their agents directly or indirectly for the administrative services. For the fiscal year ended December 31, 2002, the Advisor did not pay, out of its own assets, any amounts associated with administrative services [confirm].

     For these services, the Trust may pay each insurer a quarterly fee equal on an annual basis to up to 0.50% of the average daily net assets of each ProFund VP that are invested in such ProFund VP through the insurer's separate account, or an annual fee that may vary depending upon the number of investors that utilize the ProFunds VP as the funding medium for their contracts. The insurance company may impose other account or service charges. See the prospectus for the separate account of the insurance company for additional information regarding such charges..

     For the fiscal years ended December 31, 2000, 2001 and 2002, for each ProFund VP listed below, paid the following administrative services fees:

                           ADMINISTRATIVE SERVICE FEES
                                    FYE 12/31

                                           2000            2001          2002
ProFund VP Bull                                 N/A     $    9,454
ProFund VP Small-Cap                            N/A     $   11,478
ProFund VP OTC                                  N/A     $  123,631
ProFund VP Mid-Cap Value                        N/A            N/A
ProFund VP Mid-Cap Growth                       N/A            N/A
ProFund VP Small-Cap Value                      N/A            N/A
ProFund VP Small-Cap Growth                     N/A            N/A
ProFund VP Asia 30                              N/A            N/A
ProFund VP Europe 30                    $   104,849     $  133,061
ProFund VP Japan                                N/A            N/A
ProFund VP Bull Plus                            N/A     $  202,119
ProFund VP UltraMid-Cap                         N/A            N/A
ProFund VP UltraSmall-Cap               $    91,127     $  135,921
ProFund VP UltraOTC                     $   435,293     $  295,558
ProFund VP Bear                                 N/A     $   71,436
ProFund VP Short Small-Cap                      N/A            N/A
ProFund VP Short OTC                            N/A            N/A
ProFund VP Banks                                N/A            N/A
ProFund VP Basic Materials                      N/A            N/A
ProFund VP Biotechnology                        N/A     $   75,884
ProFund VP Consumer Cyclical                    N/A            N/A
ProFund VP Consumer Non-Cyclical                N/A            N/A
ProFund VP Energy                               N/A     $   66,925
ProFund VP Financial                            N/A     $   46,292
ProFund VP Healthcare                           N/A     $   63,937
ProFund VP Industrial                           N/A            N/A
ProFund VP Internet                             N/A            N/A
ProFund VP Pharmaceuticals                      N/A            N/A
ProFund VP Precious Metals                      N/A            N/A
ProFund VP Real Estate                          N/A     $   84,827
ProFund VP Semiconductor                        N/A            N/A
ProFund VP Technology                           N/A     $   39,043
ProFund VP Telecommunications                   N/A     $   20,659
ProFund VP Utilities                            N/A     $   52,992
ProFund VP U.S. Government Plus                 N/A            N/A
ProFund VP Rising Rates Opportunity             N/A            N/A
ProFund VP Money Market                         N/A     $        0

     Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2002.

INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP serves as independent accountants to the ProFunds VP. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. PricewaterhouseCoopers LLP is located at 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL

     Dechert LLP serves as counsel to the ProFunds VP. The firm's address is 1775 I Street, N.W., Washington, DC 20006.

DISTRIBUTOR

     ProFunds Distributors, Inc. , an affiliate of BISYS, serves as the distributor and principal underwriter in all fifty states and the District of Columbia. ProFunds Distributors, Inc. receives no compensation from the ProFunds VP for serving as distributor. ProFunds Distributors, Inc.'s address is 3435 Stelzer Road, Columbus, Ohio 43219.

DISTRIBUTION (12b-1) PLAN

     Pursuant to a 12b-1 Plan ("Distribution Plan"), the ProFunds VP may reimburse or compensate financial intermediaries from their assets for services rendered and expenses borne in connection with activities primarily intended to result in the sale of shares of the ProFunds VP. It is anticipated that a portion of the amounts paid by the ProFunds VP will be used to defray various costs incurred in connection with the printing and mailing of prospectuses, statements of additional information, and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of the shares. The ProFunds VP also may reimburse or compensate financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the shares of the ProFunds VP.

     The Distribution Plan provides that the Trust, on behalf of each ProFund VP, will pay annually up to 0.25% of the average daily net assets of a ProFund VP in respect of activities primarily intended to result in the sale of its shares. Under the terms of the Distribution Plan and related agreements, each ProFund VP is authorized to make quarterly payments that may be used to reimburse or compensate entities providing distribution services with respect to the shares of the ProFund VP for such entities' fees or expenses incurred or paid in that regard.

     The Distribution Plan is of a type known as a "compensation" plan because payments may be made for services rendered to the ProFunds VP regardless of the level of expenditures by the financial intermediaries. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan in connection with their annual consideration of the Distribution Plan's renewal. Expenditures under the Distribution Plan may include, without limitation: (a) the printing and mailing of ProFunds VP prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective investors; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the ProFunds VP; (c) holding seminars and sales meetings designed to promote the distribution of the ProFunds VP shares; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding the investment objectives and policies and other information about the ProFunds VP, including the performance of the ProFunds VP; (e) training sales personnel regarding the ProFunds VP; and (f) financing any other activity that is primarily intended to result in the sale of shares of the ProFunds VP. In addition, a financial intermediary may enter into an agreement with the Trust under which it would be entitled to receive compensation for, among other things, making the ProFunds VP available to its contract owners as a funding vehicle for variable insurance contracts.

     The Distribution Plan and any related agreement that is entered into by the Trust in connection with the Distribution Plan will continue from year-to-year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trust's Board of Trustees, and of a majority of the Trustees who are not "interested persons" of the Trust and who have no financial interest in the operation of the Distribution Plan or any related agreement (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on the Distribution Plan or any related agreement, as applicable. In addition, the Distribution Plan and any related agreement may be terminated as to a ProFund VP at any time, without penalty, by vote of a majority of the outstanding shares of the ProFund VP or by vote of a majority of the Independent Trustees. The Distribution Plan also provides that it may not be amended to increase materially the amount (up to 0.25% of average daily net assets annually) that may be spent for distribution of shares of the ProFund VP without the approval of shareholders of the ProFund VP.

     For the fiscal year ended December 31, 2002, each ProFund VP listed below paid the following amount pursuant to the Distribution Plan for distribution services with respect to the shares of the ProFund VP:

                                    PLAN FEES
                                  FYE 12/31/02

                                                       PRINTING AND
                                                          MAILING                                      APPROXIMATE
                                                       PROSPECTUSES      COMPENSATION TO               TOTAL AMOUNT
                                    SALES MATERIAL     TO OTHER THAN     SALES PERSONNEL                SPENT WITH
                                          AND             CURRENT             AND                       RESPECT TO
                                      ADVERTISING       SHAREHOLDERS     BROKER-DEALERS     OTHER*      EACH FUND
ProFund VP Bull                               $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP Small-Cap                          $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP OTC                                $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP Mid-Cap Value                      $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP Mid-Cap Growth                     $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP Small-Cap Value                    $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP Small-Cap                          $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
Growth
ProFund VP Asia 30                            $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP Europe 30                          $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP Japan                              $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP Bull Plus                          $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP UltraMid-Cap                       $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP UltraSmall-Cap                     $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP UltraOTC                           $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP Bear                               $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP Short Small-Cap                    $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP Short OTC                          $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP Banks                              $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP Basic Materials                    $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP Biotechnology                      $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP Consumer                           $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
Cyclical
ProFund VP Consumer Non-                      $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
Cyclical
ProFund VP Energy                             $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP Financial                          $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP Healthcare                         $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP Industrial                         $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP Internet                           $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP Pharmaceuticals                    $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP Precious Metals                    $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP Real Estate                        $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP Semiconductor                      $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP Technology                         $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP                                    $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
Telecommunications
ProFund VP Utilities                          $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
ProFund VP U.S. Government                    $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
Plus
ProFund VP Rising Rates                       $[  ]              $[  ]              $[  ]     $[  ]             $[  ]
Opportunity

ProFund VP Money Market                       $[  ]              $[  ]              $[  ]     $[  ]             $[  ]

     Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2002.

                               COSTS AND EXPENSES

     Each ProFund VP bears all expenses of its operations other than those assumed by the Advisor or the Administrator. ProFund VP expenses include, without limitation: the management fee; administrative and transfer agency and shareholder servicing fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and non-interested Trustees' fees and expenses.

          ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST

     ProFunds (the "Trust") is a registered open-end investment company under the 1940 Act. The Trust was organized as a Delaware statutory trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. Other separate series may be added in the future.

     All shares of the ProFunds VP are freely transferable. The Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting a particular series or class of shares, only shares of that series or class may be entitled to vote on the matter.

     Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of ProFunds' VP shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

     The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust's property for all loss and expense of any ProFund VP's shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the ProFunds VP itself would not be able to meet the Trust's obligations and this risk, thus, should be considered remote.

          If a ProFund VP does not grow to a size to permit it to be economically viable, the ProFund VP may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

                                 CAPITALIZATION

     As of April 1, 2003, no person owned of record, or to the knowledge of management beneficially owned, five percent or more of the outstanding shares of a ProFund VP (or class of shares thereof) except as set forth below:

PROFUND VP BULL                                                   TOTAL SHARES  PERCENTAGE

PROFUND VP SMALL-CAP                                              TOTAL SHARES  PERCENTAGE

PROFUND VP OTC PROFUND                                            TOTAL SHARES  PERCENTAGE

PROFUND VP MID-CAP VALUE                                          TOTAL SHARES  PERCENTAGE

PROFUND VP MID-CAP GROWTH                                         TOTAL SHARES  PERCENTAGE

PROFUND VP SMALL-CAP VALUE                                        TOTAL SHARES  PERCENTAGE

PROFUND VP SMALL-CAP GROWTH                                       TOTAL SHARES  PERCENTAGE

PROFUND VP ASIA 30                                                TOTAL SHARES  PERCENTAGE

PROFUND VP EUROPE 30                                              TOTAL SHARES  PERCENTAGE

PROFUND VP JAPAN                                                  TOTAL SHARES  PERCENTAGE

PROFUND VP BULL PLUS                                              TOTAL SHARES  PERCENTAGE

PROFUND VP ULTRAMID-CAP                                           TOTAL SHARES  PERCENTAGE

PROFUND VP ULTRASMALL-CAP                                         TOTAL SHARES  PERCENTAGE

PROFUND VP ULTRAOTC                                               TOTAL SHARES  PERCENTAGE

PROFUND VP BEAR                                                   TOTAL SHARES  PERCENTAGE

PROFUND VP SHORT SMALL-CAP                                        TOTAL SHARES  PERCENTAGE

PROFUND VP SHORT OTC                                              TOTAL SHARES  PERCENTAGE

PROFUND VP BANKS                                                  TOTAL SHARES  PERCENTAGE

PROFUND VP BASIC MATERIALS                                        TOTAL SHARES  PERCENTAGE

PROFUND VP BIOTECHNOLOGY                                          TOTAL SHARES  PERCENTAGE

PROFUND VP CONSUMER CYCLICAL                                      TOTAL SHARES  PERCENTAGE

PROFUND VP CONSUMER NON-CYCLICAL                                  TOTAL SHARES  PERCENTAGE

PROFUND VP ENERGY                                                 TOTAL SHARES  PERCENTAGE

PROFUND VP FINANCIAL                                              TOTAL SHARES  PERCENTAGE

PROFUND VP HEALTHCARE                                             TOTAL SHARES  PERCENTAGE

PROFUND VP INDUSTRIAL                                             TOTAL SHARES  PERCENTAGE

PROFUND VP INTERNET                                               TOTAL SHARES  PERCENTAGE

PROFUND VP PHARMACEUTICALS                                        TOTAL SHARES  PERCENTAGE

PROFUND VP PRECIOUS METALS                                        TOTAL SHARES  PERCENTAGE

PROFUND VP REAL ESTATE                                            TOTAL SHARES  PERCENTAGE

PROFUND VP SEMICONDUCTOR                                          TOTAL SHARES  PERCENTAGE

PROFUND VP TECHNOLOGY                                             TOTAL SHARES  PERCENTAGE

PROFUND VP TELECOMMUNICATIONS                                     TOTAL SHARES  PERCENTAGE

PROFUND VP UTILITIES                                              TOTAL SHARES  PERCENTAGE

PROFUND VP U.S. GOVERNMENT PLUS                                   TOTAL SHARES  PERCENTAGE

PROFUND VP RISING RATES OPPORTUNITY                               TOTAL SHARES  PERCENTAGE


PROFUND VP MONEY MARKET                                           TOTAL SHARES  PERCENTAGE

     A shareholder who beneficially owns, directly or indirectly, more than 25% of the voting securities of a ProFund VPmay be deemed a "control person" (as defined in the 1940 Act) of the ProFund VP and may be able to determine the outcome of any matter submitted for shareholder consideration with respect to that ProFund VP.

                                    TAXATION

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the ProFunds VP and the purchase, ownership, and disposition of ProFund VP shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of ProFund VP shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     Each of the ProFunds VP intends to qualify and elect to be treated each year as a regulated investment company (a "RIC") under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, each ProFund VP generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the assets of the ProFund VP is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the total assets of the ProFund VP and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

     As a RIC, a ProFund VP generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the ProFund VP's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each ProFund VP intends to distribute substantially all of such income.

     If a ProFund VP failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) each insurance company separate account invested in the ProFund VP would fail to satisfy the diversification requirements described above, with the result that the Contracts supported by that account would no longer be eligible for tax deferral. In addition, the ProFund VP could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for treatment as a RIC.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the ProFund VP level. To avoid the tax, each ProFund VP must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each ProFund VP believes that it is not subject to the excise tax, each intends to make the distributions required to avoid the imposition of such a tax. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the ProFund VP in October, November or December of that year with a record date in such a month and paid by the ProFund VP during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     Each ProFund VP also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the ProFunds VP by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of a ProFund VP as assets of the related separate account, these regulations are imposed on the assets of the ProFund VP. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the ProFund VP may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a ProFund VP to both qualify as a regulated investment company and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.

     The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings. Your control of the investments of the separate accounts in this case is similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contractowners were not the owners of separate account assets. For example, the certain ProFunds VP are generally narrower in focus than the investment options described in one IRS ruling in which "the ability to choose among broad investment strategies such as stocks, bonds, or money market instruments" was held not to constitute sufficient control over individual investment decisions so as to cause ownership of such investments to be attributable to contractowners in that case.

     In the event that rules or regulations are adopted, there can be no assurance that a ProFund VP will be able to operate as currently described, or that such ProFund VP will not have to change its investment objective or investment policies. A ProFund VP's investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the ProFund VP.

MARKET DISCOUNT

     If a ProFund VP purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is the "market discount". If the amount of the market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the ProFund VP in each taxable year in which the ProFund VP owns an interest in such debt security and receives a principal payment on it. In particular, the ProFund VP will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of the market discount that must be included for each period is equal to the lesser of (i) the amount of the market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a ProFund VP at a constant rate over the time remaining to the debt security's maturity or, at the election of the ProFund VP, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT

     Certain debt securities acquired by the ProFunds VP may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a ProFund VP, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

     Some debt securities may be purchased by the ProFunds VP at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

EQUALIZATION ACCOUNTING

     Each ProFund VP distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each ProFund VP may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the undistributed investment company taxable income and net capital gain of the ProFund VP. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that a ProFund VP is required to distribute as dividends to shareholders in order for the ProFund VP to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the ProFund VP; the total return on a shareholder's investment will not be reduced as a result of the distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

                             PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS

     From time to time, each of the ProFunds VP may advertise its total return for prior periods. Any such advertisement would include at least average annual total return quotations for one, five, and ten-year periods, or for the life of the ProFund VP. Other total return quotations, aggregate or average, over other time periods for the ProFund VP also may be included.

     The total return of a ProFund VP for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the ProFund VP from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; this calculation assumes that the initial investment is made at the current net asset value and that all income dividends or capital gains distributions during the period are reinvested in shares of the ProFund VP at net asset value. Total return is based on historical earnings and net asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the ProFund VP.

     Average annual total return quotations for periods in excess of one year are computed by finding the average annual compounded rate of return over the period that would equal the initial amount invested to the ending redeemable value.

     The average annual total return for each ProFund VP that commenced operations on or before December 31, 2002 for the year ended December 31, 2002 and period from commencement of operations to December 31, 2002, were as follows:

CLASSIC PROFUNDS VP

FOR THE PERIODS ENDED DECEMBER 31, 2002                 ONE YEAR       SINCE INCEPTION     INCEPTION DATE
ProFund VP Bull                                                                                05/01/01

ProFund VP Small-Cap                                                                           05/01/01

ProFund VP OTC                                                                                 01/22/01

ProFund VP Mid-Cap Value                               N/A                                     05/01/02

ProFund VP Mid-Cap Growth                              N/A                                     05/0102

ProFund VP Small-Cap Value                             N/A                                     05/01/02

ProFund VP Small-Cap Growth                            N/A                                     05/01/02

ProFund VP Asia 30                                     N/A                                     05/01/02

ProFund VP Europe 30                                                                           10/18/99

ProFund VP Japan                                       N/A                                     05/01/02

U L T R A  P R O F U N D S VP

FOR THE PERIODS ENDED DECEMBER 31, 2002                  ONE YEAR       SINCE INCEPTION     INCEPTION DATE
ProFund VP Bull Plus                                                                           01/22/01

ProFund VP UltraMid-Cap                                N/A                                     05/01/02

ProFund VP UltraSmall-Cap                                                                      10/18/99

ProFund VP UltraOTC                                                                            10/18/99

I N V E R S E  P R O F U N D S VP

FOR THE PERIODS ENDED DECEMBER 31, 2002                  ONE YEAR       SINCE INCEPTION     INCEPTION DATE
ProFund VP Bear                                                                                01/22/01

ProFund VP Short Small-Cap                             N/A                                     09/3/02

ProFund VP Short OTC                                   N/A                                     05/01/02

U L T R A S E C T O R  P R O F U N D S VP

FOR THE PERIODS ENDED DECEMBER 31, 2002                  ONE YEAR       SINCE INCEPTION     INCEPTION DATE
ProFund VP Banks                                       N/A                                     05/01/02

ProFund VP Basic Materials                             N/A                                     05/01/02

ProFund VP Biotechnology                                                                       01/22/01

ProFund VP Consumer Cyclical                           N/A                                     05/01/02

ProFund VP Consumer Non-Cyclical                       N/A                                     05/01/02

ProFund VP Energy                                                                              01/22/01

ProFund VP Financial                                                                           01/22/01

ProFund VP Healthcare                                                                          01/22/01

ProFund VP Industrial                                  N/A                                     05/01/02

ProFund VP Internet                                    N/A                                     05/01/02

ProFund VP Pharmaceuticals                             N/A                                     05/01/02

ProFund VP Precious Metals                             N/A                                     05/01/02

ProFund VP Real Estate                                                                         01/22/01

ProFund VP Semiconductor                               N/A                                     05/01/02

ProFund VP Technology                                                                          01/22/01

ProFund VP Telecommunications                                                                  01/22/01

ProFund VP Utilities                                                                           01/22/01

BOND BENCHMARKED PROFUNDS VP

                                                         ONE YEAR       SINCE INCEPTION     INCEPTION DATE
ProFund VP  U.S. Government Plus                       N/A                                     05/01/02

ProFund VP  Rising Rates Opportunity                   N/A                                     05/01/02

PROFUND VP MONEY MARKET                                                                        10/29/01

     Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2002.

     This performance data represents past performance and is not an indication of future results. Because of ongoing market volatility, the performance of a ProFund VP may be subject to substantial short-term changes.

YIELD CALCULATIONS

          From time to time, ProFund VP Money Market may advertise its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of ProFund VP Money Market refers to the income generated by an investment in ProFund VP Money Market over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in ProFund VP Money Market is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     Since yield fluctuates, yield data cannot necessarily be used to compare an investment in ProFund VP Money Market's shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders of ProFund VP Money Market should remember that yield generally is a function of the kind and quality of the instrument held in portfolio, portfolio maturity, operating expenses, and market conditions.

     For the seven-day period ended December 31, 2002, the seven-day effective yield of Money Market ProFund was [ ]% and [ ]%, respectively.

COMPARISONS OF INVESTMENT PERFORMANCE

     Performance of a ProFund VP may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a ProFund VP may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for a ProFund VP, comparisons of the performance information of the ProFund VP for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's Corporation, Lipper Analytical Services, Inc., Shearson Lehman Brothers, the National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, and the Nikkei Stock Average and Deutsche Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of a ProFund VP's investment performance. In particular, performance information for the ProFund VP Bull, the ProFund VP UltraBull, the ProFund VP Bear and the ProFund VP UltraBear may be compared to various unmanaged indexes, including, but not limited to, the S&P 500 Index or the Dow Jones Industrial Average; performance information for the ProFund VP OTC and the ProFund VP UltraOTC may be compared to various unmanaged indexes, including, but not limited to its current benchmark, the NASDAQ-100 Index(R).

     In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., and similar sources which utilize information compiled (i) internally, (ii) by Lipper Analytical Services, Inc. ("Lipper"), or (iii) by other recognized analytical services, may be used in sales literature. The total return of each non-money market ProFund VP also may be compared to the performances of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper and CDA Investment Technologies, Inc., among others. The Lipper ranking and comparison, which may be used by the ProFunds VP in performance reports, will be drawn from the "Capital Appreciation Funds" grouping for the ProFund VP Bull, the ProFund PV UltraBull, the ProFund VP Bear and the ProFund VP UltraBear and from the "Small Company Growth Funds" grouping for the ProFund VP OTC and the ProFund VP UltraOTC. In addition, the broad-based Lipper groupings may be used for comparison to any of the ProFunds VP.

     Further information about the performance of the ProFunds VP will be contained in the ProFunds' VP annual reports to shareholders, which may be obtained without charge by writing to the ProFunds VP at the address or telephoning the ProFunds VP at the telephone number set forth on the cover page of this SAI.

OTHER INFORMATION

The ProFunds VP are not sponsored, endorsed, sold, or promoted by Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange, the Frank Russell Company or Dow Jones, and neither Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange nor the Frank Russell Company makes any representations regarding the advisability of investing in securities generally or in the ProFunds VP particularly or in the ability of any of the indices related to such companies, as set forth below (the "Indices"), to track general stock market performance. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," "500(R)," "S&P MidCap 400," Standard & Poor's Mid-Cap 400," "S&P Small-Cap 600," "Standard & Poor's Small-Cap 600," "S&P 500/BARRA Value Index," "S&P 500/BARRA Growth Index," "S&P Mid-Cap 400/BARRA Growth Index," "S&P Mid-Cap 400/BARRA Value Index," "S&P Small-Cap 600/BARRA Growth Index," and "S&P Small-Cap 600/BARRA Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds. "Russell 2000(R) Index" is a trademark of the Frank Russell Company. "NASDAQ-100 Index(R)" is a trademark of the NASDAQ Stock Markets, Inc. ("NASDAQ"). "Philadelphia Stock Exchange Gold and Silver SectorSM Index" is a service mark of the Philadelphia Stock Exchange. "Dow Jones, "Dow 30," "Dow Jones Industrial Average," "DJIA," and the name of each Dow Jones U.S. index are service marks of Dow Jones & Company, Inc.

S&P's, NASDAQ's , Frank Russell Company's, Philadelphia Stock Exchange's and Dow Jones's (the "Licensors") only relationship to the ProFunds VP, as series of ProFunds (the "Licensee") is the licensing of certain trademarks and trade names of the Licensors. The Licensors have no obligation to take the needs of the Licensee or owners of the shares of the ProFunds VP into consideration in determining, composing or calculating the Indices. The Licensors are not responsible for and have not participated in the determination or calculation of the equation by which the shares of ProFunds VP are to be converted into cash. The Licensors have no obligation or liability in connection with the administration, marketing or trading of ProFunds VP.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"Dow Jones" and the name of each Dow Jones indexes are service marks of Dow Jones & Company, Inc.

Dow Jones does not:
..    Sponsor, endorse, sell or promote the ProFund VP UltraDow 30 ProFund or
     Sector ProFunds (together, the "ProFunds").
..    Recommend that any person invest in the ProFunds VP or any other securities.
..    Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds VP.
..    Have any responsibility or liability for the administration, management or marketing of the ProFunds VP.
..    Consider the needs of the ProFunds VP or investors in the ProFunds VP in determining, composing or calculating their indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds VP. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:
..    The results to be obtained by the ProFunds VP, investors in the ProFunds VP or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;
..    The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or
..    The merchantability and the fitness for a particular purpose or use of the
     Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds VP or any other third parties.

                              FINANCIAL STATEMENTS

     The Report of Independent Accountants and Financial Statements of the ProFunds VP for the fiscal year ended December 31, 2002 are incorporated herein by reference to the respective Annual Report of the ProFunds VP, such Financial Statements having been audited by PricewaterhouseCoopers LLP, independent accountants, and are so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting. Copies of such Annual Report are available without charge upon request by writing to ProFunds, 3435 Stelzer Road, Columbus, Ohio 43219 or telephoning (888) 776-3637.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROFUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROFUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                   APPENDIX A

                             PROFUND EUROPE 30 INDEX

Company Name

                                   APPENDIX B

                              PROFUND ASIA 30 INDEX

Company Name

                                   APPENDIX C

                        DESCRIPTION OF SECURITIES RATINGS

DESCRIPTION OF S&P'S CORPORATE RATINGS:

     AAA: Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issuers only in small degree.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

     Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH INVESTORS SERVICE'S CORPORATE BOND RATINGS:

     AAA: Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

     AA: Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secure but influenced as the ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS:

     AAA-Prime: These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

     General Obligation Bonds: In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

     Revenue Bonds: Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

     AA: High Grade. The price return characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

DESCRIPTION OF S&P'S MUNICIPAL NOTE RATINGS:

     Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS:

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans the designation MIG-2/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to posses overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business economic or financial conditions may increase investment risk albeit not very significantly.

     A: Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB: Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

     BB: Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions.

     B: Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

     CCC: Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions.

     CC: Obligations which are highly speculative or which have a high risk of default.

     C: Obligations which are currently in default.

     Notes: "+" or "-".

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely business, economic or financial conditions.

     A3: Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

     B: Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C: Obligations for which there is an inadequate capacity to ensure timely repayment.

     D: Obligations which have a high risk of default or which are currently in default.

DESCRIPTION OF THOMSON BANK WATCH SHORT-TERM RATINGS:

     TBW-1: The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2: The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as of issues rated 'TBW-1'.

     TWB-3: The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     TWB-4: The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF THOMSON BANKWATCH LONG-TERM RATINGS:

     AAA: The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

     AA: The second -highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highs category.

     A: The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB: The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE (ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

     BB: While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

     B: Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

     CCC: Issues rate "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

     CC-"CC": is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

     D: Default

     These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency."

A RATING IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.

                                     Part C
                                Other Information

ITEM 23. Exhibits

        (a)(1)       Certificate of Trust of ProFunds (the "Registrant") (1)
        (a)(2)       First Amended Declaration of Trust of the Registrant (2)
        (a)(3)       Form of Establishment and Designation of Series dated February 18, 1998(5)
        (a)(4)       Form of Establishment and Designation of Series dated February 23, 1999 (5)
        (a)(5)       Form of Establishment and Designation of Eleven Series dated October 15, 1999 (6)
        (a)(6)       Form of Establishment and Designation of Three Series (7)
        (a)(7)       Form of Establishment and Designation of Seventeen Series (8)
        (a)(8)       Form of Establishment and Designation of Series (9)
        (a)(9)       Form of Amended Designation of Series (9)
        (a)(10)      Form of Establishment and Designation of Four Series (10)
        (a)(11)      Form of Establishment and Designation of Series (11)
        (a)(12)      Form of Establishment and Designation of Series (12)
        (a)(13)      Form of Amended Designation of Series dated January 22, 2001 (14)
        (a)(14)      Form of Amended Designation of Series dated May 1, 2001 (14)
        (a)(15)      Form of Establishment and Designation of One Series (14)
        (a)(16)      Form of Establishment and Designation of Twelve Series (15)
        (a)(17)      Form of Establishment and Designation of Six Series (16)
        (a)(18)      Form of Establishment and Designation of Six Series (16)
        (a)(19)      Form of Amended Designation of Series dated May 1, 2002 (16)
        (a)(20)      Form of Establishment and Designation of Two Series (17)
        (a)(21)      Form of Establishment and Designation of Two Series (17)
        (b)          By-laws of Registrant (2)
        (c)          Not Applicable
        (d)(1)       Form of Investment Advisory Agreement (2)
        (d)(2)       Investment Advisory Agreement for Cash Management Portfolio (7)
        (d)(3)       Amendment to Investment Advisory Agreement between ProFunds and ProFund  Advisors LLC (7)
        (d)(4)       Investment Advisory Agreement for UltraEurope and UltraShort Europe ProFunds (4)
        (d)(5)       Form of Amended and Restated Investment Advisory Agreement (8)
        (d)(6)       Form of Amended and Restated Investment Advisory Agreement (9)
        (d)(7)       Form of Amended and Restated Investment Advisory Agreement (10)
        (d)(8)       Form of Amended and Restated Investment Advisory Agreement (11)
        (d)(9)       Form of Amended and Restated Investment Advisory Agreement (12)
        (d)(10)      Form of Amended and Restated Investment Advisory Agreement (13)
        (d)(11)      Form of Amended and Restated Investment Advisory Agreement (15)
        (d)(12)      Form of Amended and Restated Investment Advisory Agreement (16)
        (d)(13)      Form of Amended and Restated Investment Advisory Agreement (17)
        (d)(14)      Form of Amended and Restated Investment Advisory Agreement (18)
        (e)(1)       Form of Distribution Agreement and Dealer Agreement (2)
        (f)          Not Applicable

        (g)(1)       Form of Custody Agreement with UMB Bank, N.A. (2)
        (g)(2)       Amendment to Custody Agreement with UMB Bank, N.A. (3)
        (g)(3)       Form of Foreign Custody Manager Delegation Agreement (10)
        (h)(1)(i)    Form of Transfer Agency Agreement (2)
        (h)(1)(ii)   Form of Amendment to Transfer Agency Agreement (18)
        (h)(2)       Form of Administration Agreement (2)
        (h)(3)       Form of Administration and Services Agreement incorporated by reference to Bankers Trust Company's
                     Registration Statement onForm N-1A (File No. 811-   06073) filed with the Commission on April 24, 1996.
        (h)(4)       Form of Fund Accounting Agreement (2)
        (h)(5)(i)    Form of Management Services Agreement (2)
        (h)(5)(ii)   Amendment to Management Services Agreement with respect to the UltraShort OTC ProFund (3)
        (h)(5)(iii)  Form of Amended and Restated Management Services Agreement (4)
        (h)(5)(iv)   Form of Amended and Restated Management Services Agreement (16)
        (h)(5)(v)    Form of Revised Schedule A to Amended and Restated Management Services Agreement (18)
        (h)(6)       Form of Omnibus Fee Agreement with BISYS Fund Services LP (2)
        (h)(7)       Form of Amendment to Omnibus Fee Agreement (6)
        (h)(8)       Form of Participation Agreement (18)
        (h)(9)       Form of Administrative Services Agreement (6)
        (i)          Opinion and Consent of Counsel to the Registrant (2)
        (j)          Consent of Independent Auditors (17)
        (k)          None
        (l)          Purchase Agreement dated October 10, 1997 between the Registrant and National   Capital Group, Inc. (2)
        (m)(1)       Form of Distribution Plan (6)
        (m)(2)       Form of Services Agreement (6)
        (m)(3)       Form of Distribution and Service Plan (13)
        (m)(4)       Form of Related Agreement to the Distribution and Service Plan (18)
        (n)(1)       Multiple Class Plan (7)
        (n)(2)       Form of Amended and Restated Multi-Class Plan (8)
        (n)(3)       Form of Amended and Restated Multi-Class Plan (9)
        (n)(4)       Form of Amended and Restated Multi-Class Plan (10)
        (n)(5)       Form of Amended and Restated Multi-Class Plan (11)
        (n)(6)       Form of Amended and Restated Multi-Class Plan (12)
        (n)(7)       Form of Amended and Restated Multi-Class Plan (15)
        (n)(8)       Amended Schedule A to Form of Amended and Restated Multi-Class Plan (16)
        (n)(9)       Form of Revised Schedule A to Amended and Restated Multi-Class Plan (17)
        (o)(1)       Powers of Attorney of Trustees and Officers of Cash Management Portfolio (previously p(1)) (18)
        (o)(2)       Power of Attorney of ProFunds (previously p(2)) (4)
        (o)(3)       Power of Attorney of ProFunds (9)
        (o)(4)       Power of Attorney of Gary Tenkman (11)
        (o)(5)       Power of Attorney of Steven D. Pierce (16)
        (o)(6)       Power of Attorney of Troy A. Sheets (17)
        (o)(7)       Power of Attorney of Louis M. Mayberg (18)
        (p)(1)       Form of Code of Ethics of Registrant (9)
        (p)(2)       Form of Code of Ethics of ProFund Advisors LLC (9)

        (p)(3)       Form of Code of Ethics of BISYS and Certain Affiliated Companies of BISYS which includes ProFunds Distributors,
                     Inc. (formerly Concord Financial Group, Inc.) (14)

(1)  Filed with initial registration statement.

(2) Previously filed on October 29, 1997 as part of Pre-Effective Amendment No. 3 and incorporated by reference herein.

(3) Previously filed on February 24, 1998 as part of Post-Effective Amendment No. 1 and incorporated by reference herein.

(4) Previously filed on March 2, 1999 as part of Post-Effective Amendment No.4 and incorporated by reference herein.

(5) Previously filed on August 4, 1999 as part of Post-Effective Amendment No. 6 and incorporated by reference herein.

(6) Previously filed on October 15, 1999 as part of Post-Effective Amendment No. 8 and incorporated by reference herein.

(7) Previously filed on November 15, 1999 as part of Post-Effective Amendment No. 9 and incorporated by reference herein.

(8) Previously filed on December 23, 1999 as part of Post-Effective Amendment No. 10 and incorporated by reference herein.

(9) Previously filed on May 1, 2000 as part of Post-Effective Amendment No. 13 and incorporated by reference herein.

(10) Previously filed on July 13, 2000 as part of Post-Effective Amendment No. 14 and incorporated by reference herein.

(11) Previously filed on September 1, 2000 as part of Post-Effective Amendment No. 15 and incorporated by reference herein.

(12) Previously filed on January 12, 2001 as part of Post-Effective Amendment No. 16 and incorporated by reference herein.

(13) Previously filed on March 2, 2001 as part of Post-Effective Amendment No. 17 and incorporated by reference herein.

(14) Previously filed on May 1, 2001 as part of Post-Effective Amendment No. 18 and incorporated by reference herein.

(15) Previously filed on June 19, 2001 as part of Post-Effective Amendment No. 19 and incorporated by reference herein.

(16) Previously filed on April 29, 2002 as part of Post-Effective Amendment No. 21 and incorporated by reference herein.

(17) Previously filed on July 2, 2002 as part of Post-Effective Amendment No. 22 and incorporated by reference herein.

(18) Filed herewith.

ITEM 24. Persons Controlled By or Under Common Control With Registrant.

    None.

ITEM 25. Indemnification

     The Registrant (also, the "Trust") is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of April 17, 1997 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

     (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misconduct, bad faith, gross negligence, or reckless disregard of his duties;

     (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

     (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

     The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. Business and Other Connections  of Investment  Adviser

ProFund Advisors LLC, is a limited liability company formed under the laws of the State of Maryland on May 8, 1997. Information relating to the business and other connections of Deutsche Asset Management, Inc. (formerly Bankers Trust), which serves as investment adviser to the Cash Management Portfolio, and each director, officer or partner of Deutsche Asset Management are hereby incorporated by reference to disclosures in Item 28 of the registration statement of BT

Institutional Funds (File Nos. 33-34079 and 811-6071). For additional information, please see the Trust's Statements of Additional Information.

ITEM 27. Principal Underwriter

     ProFunds Distributors, Inc. (formerly Concord Financial Group, Inc.), 3435 Stelzer Road, Columbus, Ohio 43219 acts solely as interim distributor for the Registrant. The officers of ProFunds Distributors, Inc., all of whose principal business address is set forth above, are:

                     Principal Position and Offices                     Position and Offices
Name                 with ProFunds Distributors, Inc.                   with Registrant
-----------------    -----------------------------------------------    --------------------
Lynn J. Mangum       Director                                                   None
William J. Tomko     President                                                  None
Kevin J. Dell        Secretary                                                  None
Edward S. Forman     Assistant Secretary                                        None
Dennis R. Sheehan    Director and Treasurer                                     None
Robert A. Bucher     Financial & Operations Principal                           None
Richard F. Froio     Vice President and Chief Compliance Officer                None
Charles L. Booth     Vice President and Assistant Compliance Officer            None

ITEM 28. Location of Accounts and Records

     All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at:

     (1) ProFund Advisors LLC, 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland (records relating to its functions as investment adviser and manager);

     (2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio and 60 State Street, Boston, Massachusetts 02109 (records relating to the administrator, fund accountant and transfer agent).

     (3) UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri for each ProFund (records relating to its function as Custodian)

ITEM 29. Management Services

     None.

ITEM 30. Undertakings

     (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and, in connection with such meeting, to comply with the shareholder communications provisions of Section 16(c) of the Investment Company Act of 1940.

     (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders, upon request and without charge.

                                   SIGNATURES
                                    PROFUNDS

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, D.C. on February 28, 2003.

                                    PROFUNDS

                                    /s/  LOUIS M. MAYBERG*
                                         Louis M. Mayberg, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     Signatures                         Title         Date
-----------------------------------------------------------------------

/s/  MICHAEL L. SAPIR*                  Trustee       February 28, 2003
     Michael L. Sapir

/s/  RUSSELL S. REYNOLDS, III*          Trustee       February 28, 2003
     Russell S. Reynolds, III

/s/  MICHAEL WACHS*                     Trustee       February 28, 2003
     Michael Wachs

/s/  LOUIS M. MAYBERG*                  President     February 28, 2003
     Louis M. Mayberg

/s/  TROY A. SHEETS*                    Treasurer     February 28, 2003
     Troy A. Sheets

*By:  /s/ Keith T. Robinson
     -----------------------------
     Keith T. Robinson
     as Attorney-in-Fact
     Date:  February 28, 2003

                                   SIGNATURES

     CASH MANAGEMENT PORTFOLIO has duly caused this Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of ProFunds to be signed on its behalf by the undersigned authorized in the City of Baltimore and the State of Maryland on the 28th day of February, 2003.

                          CASH MANAGEMENT PORTFOLIO

                     By:  /s/ BRUCE A. ROSENBLUM
                          ---------------------------------------
                          Bruce A. Rosenblum, Assistant Secretary

This Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of Profunds has been signed below by the following persons in the capacities indicated with respect to CASH MANAGEMENT PORTFOLIO.

NAME                                          TITLE                             DATE
By:  /s/Bruce A. Rosenblum          Assistant Secretary                         February 28, 2003
     ----------------------
     Bruce A. Rosenblum             (Attorney in Fact
                                    For the Persons Listed Below)

/s/ WILLIAM GLAVIN*                 President, Chief Executive                  February 28, 2003
William Glavin                      Officer

/s/ CHARLES A. RIZZO*               Treasurer (Principal                        February 28, 2003
Charles A. Rizzo                    Financial and Accounting Officer)

/s/ RICHARD R. BURT*                Trustee                                     February 28, 2003
Richard R. Burt

/s/ S. LELAND DILL*                 Trustee                                     February 28, 2003
S. Leland Dill

/s/ MARTIN J. GRUBER*               Trustee                                     February 28, 2003
Martin J. Gruber

/s/ RICHARD J. HERRING*             Trustee                                     February 28, 2003
Richard J. Herring

/s/ RICHARD T. HALE*                Trustee                                     February 28, 2003
Richard T. Hale

/s/ PHILIP SAUNDERS, JR.*           Trustee                                     February 28, 2003
Philip Saunders, Jr.

/s/ JOSEPH R. HARDIMAN*             Trustee                                     February 28, 2003
Joseph R. Hardiman

/s/ RICHARD J. HERRING*             Trustee                                     February 28, 2003
Richard J. Herring

/s/ GRAHAM E. JONES*                Trustee                                     February 28, 2003
Graham E. Jones

/s/ REBECCA W. RIMEL*               Trustee                                     February 28, 2003
Rebecca W. Rimel

/s/ WILLIAM N. SEARCY*              Trustee                                     February 28, 2003
William N. Searcy

/s/ ROBERT H. WADSWORTH*            Trustee                                     February 28, 2003
Robert H. Wadsworth

*By Power of Attorney, dated September 3, 2002, filed herewith.

                                  EXHIBIT INDEX

ITEM NUMBER          ITEM
------------         ------------------------------------------------------------------------------------
23(d)(14)            Form of Amended and Restated Investment Advisory Agreement

23(h)(1)(ii)         Form of Amendment to Transfer Agency Agreement

23(h)(5)(v)          Form of Revised Schedule A to the Amended and Restated Management Services Agreement

23(h)(8)             Form of Participation Agreement

23(m)(4)             Forms of Related Agreements to the Distribution and Service Plan

23(o)(1)             Powers of Attorney of Trustees and Officers of Cash Management Portfolio

23(o)(7)             Power of Attorney of Louis M. Mayberg